                                 Filed with the Securities and Exchange Commission on April 28, 2003
Registration No. 333-91633                                                              Investment Company Act No. 811-5438
====================================================================================================================================
                                                 SECURITIES AND EXCHANGE COMMISSION
                                                       WASHINGTON, D.C. 20549

                                                              FORM N-4
                                      Registration Statement under The Securities Act of 1933
                                                   Post-Effective Amendment No. 6
                                                               and/or
                                  Registration Statement under The Investment Company Act of 1940
                                                  Post-Effective Amendment No. 56

                                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                     (Exact Name of Registrant)

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                        (Name of Depositor)

                                          ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
                                        (Address of Depositor's Principal Executive Offices)

                                                           (203) 926-1888
                                                   (Depositor's Telephone Number)

                                              KATHLEEN A. CHAPMAN, CORPORATE SECRETARY
                                          One Corporate Drive, Shelton, Connecticut 06484
                                         (Name and Address of Agent for Service of Process)

                                                              Copy To:
                                                     SCOTT K. RICHARDSON, ESQ.
                                                           CHIEF COUNSEL
                                   One Corporate Drive, Shelton, Connecticut 06484 (203) 925-3830

                                          Approximate Date of Proposed Sale to the Public:

                 MAY 1, 2003 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.
                           It is proposed that this filing become effective:  (check appropriate space)
                                    __  immediately upon filing pursuant to paragraph (b) of Rule 485
                                    X   on   May 1, 2003    pursuant to paragraph (b) of Rule 485
                                    __  60 days after filing pursuant to paragraph (a) (i) of Rule 485
                                    __ on ________ __ pursuant to paragraph (a) (i) of Rule 485
                                    __  75 days after filing pursuant to paragraph (a) (ii) of Rule 485
                                    __  on ______________pursuant to paragraph (a) (ii) of Rule 485
                           If appropriate, check the following box:
                                    __  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

====================================================================================================================================
                                  CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          Proposed               Proposed
                                                          Maximum                 Maximum
                                    Amount                Offering              Aggregate               Amount of
        Title of Securities          to be                 Price                 Offering             Registration
          to be Registered        Registered              Per Unit                 Price                   Fee
------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0
====================================================================================================================================
                                   *Pursuant to Rule 24f-2 of the Investment Company Act of 1940

------------------------------------------------------------------------------------------------------------------------------------
Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940.  The Rule 24f-2 Notice for Registrant's fiscal year 2002 was filed within 90 days of the close of the fiscal year.
------------------------------------------------------------------------------------------------------------------------------------
VIA-G

                                                                                AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                                            One Corporate Drive, Shelton, Connecticut 06484

This Prospectus  describes a single premium  variable  adjustable  immediate  annuity (the  "Annuity")  offered by American
Skandia  Life  Assurance  Corporation  ("American  Skandia",  "we",  "our" or  "us").  The  Annuity  may be  offered  as an individual  annuity  contract or as an interest in a group annuity.  This  Prospectus  describes the important  features of the Annuity and what you should  consider  before  purchasing  the Annuity.  A Statement of Additional  Information is also available  from us,  without  charge,  upon your  request.  The contents of the  Statement of  Additional  Information  are described  on page 48. The  Annuity or certain of its  investment  options  may not be  available  in all  states.  Various rights and benefits may differ between states to meet applicable laws and/or  regulations.  Certain  capitalized  terms are either defined in the Glossary of Terms or in the context of the particular section of this Prospectus.

WHY WOULD I CHOOSE TO PURCHASE THIS ANNUITY?
This Annuity is frequently used for retirement  income. It is generally  intended to be used to "roll-over"  existing funds from an IRA,  SEP-IRA,  Roth IRA or a Tax Sheltered  Annuity (or 403(b)).  This Annuity may also be used in connection with retirement  plans that do not qualify  under the  sections of the Code noted  above.  This  Annuity  also may be used as an annuitization or settlement  option under any deferred annuity or life insurance  policy issued by American  Skandia.  This
Annuity allows you to invest your money in a number of variable  investment  options while receiving  monthly payments from this Annuity.

WHAT ARE SOME OF THE KEY FEATURES OF THIS ANNUITY?
|X|      One premium.
|X|      Monthly payments that may increase, decrease, or remain the same.
|X|      Adjustable benefits.
|X|      First payment within 60 days of the date of issue.
|X|      Monthly payments over the life of the Annuitant after the first payment.
|X|      Monthly payments are cushioned against market volatility using a special stabilization procedure.

|X|      Several variable  investment  options.  Each investment option is a Sub-account of American Skandia Life Assurance
       Corporation  Variable  Account  B and  invests  in a  corresponding  underlying  mutual  fund  portfolio.  Currently available  portfolios are: American Skandia Trust,  Montgomery  Variable Series,  Wells Fargo Variable Trust,  Rydex
       Variable Trust,  INVESCO Variable  Investment  Funds,  Inc.,  Evergreen  Variable Annuity Trust,  ProFunds VP, First
       Defined Portfolio Fund LLC and The Prudential Series Fund, Inc.

|X|      Death Benefit  options.  After an Annuitant's  death,  the Annuity  generally may provide  Annuity  Payments,  or, alternatively, a lump sum, to the Beneficiary(ies).
|X|      Optional  Guarantee  Feature.  Monthly  payments  will not be less  than a  guaranteed  payment  amount  while the
       Annuitant(s) is alive.
|X|      Transfers  between  investment  options are tax free.  Currently,  you may make twenty transfers each year free of charge.  We also offer  several  programs  that enable you to manage your  Income Base as your  financial  needs and investment performance change.  Asset Allocation is required if you select the Optional Guarantee Feature.

HOW DO I PURCHASE THIS ANNUITY?
We sell this Annuity through licensed,  registered investment  professionals.  We may require that you submit certain forms to us before we issue an  Annuity,  including  evidence of the age of the  Annuitant(s).  The  minimum  Premium  payment is
$35,000.  No  Annuitant  may be greater than age 85 on the issue date of this  Annuity,  except when the Annuity is used as an annuitization or settlement option.

---------------------------------------------------------------------------------------------------------------------------
This  annuity is NOT a deposit or an  obligation  of, or issued,  guaranteed  or endorsed  by, any bank,  is NOT insured or guaranteed by the U.S.  government,  the Federal Deposit  Insurance  Corporation  (FDIC),  the Federal Reserve Board or any
other agency.  An investment in this Annuity involves investment risks, including possible loss of value.
---------------------------------------------------------------------------------------------------------------------------

This annuity provides certain credits to the owner based on the age of the youngest  annuitant,  as described more fully on page 30.  These  credits  are  provided in lieu of varying  the  annuity's  expenses  to  primarily  reflect  the  expected different persistency rates of the Annuitants' ages.

---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE  COMMISSION OR ANY STATE  SECURITIES
COMMISSION  NOR HAS THE  COMMISSION  OR ANY STATE  SECURITIES  COMMISSION  PASSED  UPON THE  ACCURACY  OR  ADEQUACY OF THIS
PROSPECTUS.  ANY  REPRESENTATION  TO THE  CONTRARY  IS A CRIMINAL  OFFENSE.  PLEASE  READ THIS  PROSPECTUS  AND THE CURRENT
PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS.  KEEP THEM FOR FUTURE REFERENCE.
---------------------------------------------------------------------------------------------------------------------------
                                       FOR FURTHER INFORMATION CALL 1-800-752-6342.
Prospectus Dated: May 1, 2003                                                 Statement of Additional Information Dated: May 1, 2003
VIAS/G-PROS- (05/2003)                                                                                                       VIAPROS

                       PLEASE SEE OUR PRIVACY POLICY ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

   HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC

   IF ANNUITY PAYMENTS ARE TO BE PAID TO A BENEFICIARY, WHAT DETERMINES THE ANNUITY PAYMENT

                                                     GLOSSARY OF TERMS

Many terms used within this Prospectus are described within the text where they appear.

ANNUITANT is the person(s) upon whose life(s) the Annuity is issued.

ANNUITY is the contract(s) or group certificate(s) offered pursuant to this Prospectus.

ANNUITY DATE is the date Annuity Payments are to begin.

ANNUITY  PAYMENTS are the periodic  payments due during the life of the Annuitant and any payments due for the benefit of a
Beneficiary(ies) after the Annuitant's death.

ANNUITY  PAYMENT  AMOUNT is the dollar  amount of each Annuity  Payment.  Annuity  Payment  Amounts can vary each month but cannot decrease while there is Cash Value.

ANNUITY  PAYMENT DATE is the date each month  Annuity  Payments are payable.  This date is the same day of the month as the
Annuity  Date which may be any date  chosen by you  between  the 1st and the 28th day of the month  following  the 30th day after issue of the Annuity.  The Annuity Payment Date may not be changed on or after the Issue Date.

ANNUITY YEARS are continuous 12-month periods commencing on the Issue Date and each anniversary of the Issue Date.

BENEFICIARY(IES)  is the person(s) who may receive  death  proceeds or guaranteed  payment under this Annuity when there is no longer a living  Annuitant(s).  Unless otherwise  specified,  the Beneficiary  refers to all persons  designated as such for your Annuity.

CASH  VALUE is the  present  value of the number of units  scheduled  to fund the  Annuity's  benefits  over the  remaining
Inheritance  Period  multiplied  by the then current Unit Value.  The discount  rate used to determine the present value is the Benchmark Rate.

CODE is the Internal Revenue Code of 1986, as amended from time to time.

CREDITS are an amount we add to your Income Base at the time the net Premium is allocated to a Sub-account.

GUARANTEED  ANNUITY  PAYMENT  AMOUNT is the  guaranteed  minimum  amount  payable  each  Annuity  Payment  Date  before the
Inheritance  Date.  This  amount is reduced  proportionately  by any  partial  surrender.  This  guaranteed  amount is only available if the Optional Guarantee Feature is selected.

INCOME BASE  (referred to as CONTRACT VALUE in your  contract) is the value of each  allocation to a Sub-account,  plus any earnings and any adjustments  made based on whether the  Annuitant(s) is alive and/or less any losses,  distributions,  and charges  thereon.  Income Base is  determined  separately  for each  Sub-account,  and then totaled to determine the Income
Base for your Annuity.  The Income Base is always more than the Cash Value.

INHERITANCE  DATE is the date we receive,  at our office,  due proof  satisfactory to us of the  Annuitant's  death and all other  requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint  Annuitants,  the
Inheritance Date refers to the death of the last surviving Annuitant.

INHERITANCE  PERIOD is a variable  period of time during which  Annuity  Payments  are due whether or not the  Annuitant is still alive.

ISSUE DATE is the effective date of your Annuity.

NET INVESTMENT PERFORMANCE is the investment performance of the Units in each Sub-account.

OPTIONAL  GUARANTEE  FEATURE is the option  chosen by you to  guarantee  that while the  Annuitant  is alive,  the  Annuity
Payment Amount will not be less than the Guaranteed Annuity Payment Amount.

OWNER is either an entity or person who may exercise the  ownership  rights  provided  under the Annuity.  If a certificate representing  interests in a group annuity contract is issued,  the rights,  benefits,  and requirements of, and the events relating  to, an Owner,  as  described  in this  Prospectus,  will be your  rights as  participant  in such  group  annuity contract.  Unless otherwise specified, Owner refers to all persons or entities designated as such for your Annuity.

PORTFOLIO  is a mutual fund or a series of a mutual fund in which the  Sub-account  where you have chosen to allocate  your
Income Base invests.  When you allocate Income Base to a Sub-account,  you are a beneficial  owner of Portfolio  shares and have a right to vote on matters that pertain to the Portfolio.

PREMIUM is cash  consideration at or before the Issue Date you give to us for certain rights,  privileges,  and benefits in relation to our obligations under the Annuity.

SEPARATE  ACCOUNT is an account  owned by us where we  allocate  assets in  relation  to our  obligations  pursuant  to the
Annuity.

SUB-ACCOUNT is a division of a Separate Account where you chose to allocate your Income Base.

UNITS  are the  measure  used to  determine  benefits  for a given  Sub-account  under  this  Annuity.  When  you  choose a
Sub-account  the  portion of the Net  Premium  you  allocate  to that  investment,  or the  portion of the Income  Base you transferred into that investment at some later date, is converted into Units.

UNIT VALUE is the measure we use to determine the  performance  of a  Sub-account.  It is the value of each Unit as of each
Valuation  Day. It also reflects the  investment  experience of the Portfolio  minus any insurance  charges and charges for taxes.

VALUATION  DAY is any day the New York  Stock  Exchange  is open for  trading  or any  other  day that the  Securities  and
Exchange Commission requires securities to be valued.

VALUATION  PERIOD is the  period of time  between  the close of  business  of the New York  Stock  Exchange  on  successive
Valuation Days.

"we", "us",  "our" or "the Company" means American Skandia Life Assurance Corporation.

"you" or "your" means the Owner.

SUMMARY OF CONTRACT FEES AND CHARGES

Below is a summary of the fees and  charges for the  Annuity.  Some fees and charges are  assessed  directly  against  your
Annuity while other charges are assessed  against  assets  allocated to the variable  investment  options.  The fee that is assessed  against  the  Annuity is the  Transfer  Fee,  for  transfers  over  maximum  number per year.  The charge that is assessed  against the variable  investment  options is the Insurance  Charge,  which is the  combination of a mortality and expense  risk charge and a charge for  administration  of the  Annuity.  Each  Portfolio  assesses a charge for  investment management,  other  expenses and with some mutual funds, a 12b-1 charge.  A summary is provided on the following  page. The prospectus  for each  underlying  mutual fund  provides  more detailed  information  about the expenses for the  underlying mutual  funds.  Tax charges may vary by state and in certain  states,  a premium  tax charge may be  applicable.  All these fees and charges are described in more detail within this Prospectus.

The  following  table  provides a summary of the fees and charges you will incur if you  surrender  the Annuity or transfer
Account Value among investment options.  These fees and charges are described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                   YOUR TRANSACTION FEES AND CHARGES
---------------------------------------------------------------------------------------------------------------------------------------
                                                    (assessed against the Annuity)
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
              FEE/CHARGE                                                        Amount Deducted
---------------------------------------- -----------------------------------------------------------------------------------------------
---------------------------------------- -----------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge          There is no Contingent Deferred Sales Charge deducted upon surrender or partial withdrawal.
---------------------------------------- -----------------------------------------------------------------------------------------------
----------------------------------------
Transfer Fee                                                                         $10.00
                                                              (Deducted after the 20th transfer each Annuity Year)
---------------------------------------- -----------------------------------------------------------------------------------------------

The  following  table  provides a summary of the  periodic  fees and  charges  you will  incur  while you own the  Annuity, excluding  the  underlying  mutual fund  Portfolio  annual  expenses.  These fees and charges are  described in more detail within this Prospectus.

----------------------------------------------------------------------------------------------------------------------------------------
                                                    YOUR PERIODIC FEES AND CHARGES
----------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                            ANNUAL FEES/CHARGES ASSESSED AGAINT THE ANNUITY
----------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Annual Maintenance Fee                                                               There is no Annual Maintenance Fee.
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                                               ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     1.10%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     1.25% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------
                             ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS WITH THE OPTIONAL GUARANTEE FEATURE*
                                 (as a percentage of the average daily net assets of the Sub-accounts)
--------------------------------------------------------------------- ------------------------------------------------------------------
                             FEE/CHARGE                                                        Amount Deducted
--------------------------------------------------------------------- ------------------------------------------------------------------
Mortality & Expense Risk Charge                                                                     2.10%
--------------------------------------------------------------------- ------------------------------------------------------------------
Administration Charge                                                                               0.15%
--------------------------------------------------------------------- ------------------------------------------------------------------
--------------------------------------------------------------------- ------------------------------------------------------------------
Total Annual Charges of the Sub-accounts**                                     2.25% per year of the value of each Sub-account
--------------------------------------------------------------------- ------------------------------------------------------------------
*    These charges are deducted daily and apply to Variable Investment Options only.
**   The combination of the Mortality and Expense Risk Charges and  Administration  Charge is referred to as the "Insurance
Charge" elsewhere in this Prospectus.

The following table provides the range (minimum and maximum) of the total annual  expenses for the underlying  mutual funds
("Portfolios")  as of December  31, 2002.  Each figure is stated as a  percentage  of the  underlying  Portfolio's  average daily net assets.

WITHOUT OPTIONAL GUARANTEE FEATURE:

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                0.14%*                                        3.14%
---------------------------------------------- -------------------------------------------- --------------------------------------------
*    The minimum total annual portfolio  operating expenses are those of a Portfolio that may invest in mutual funds, which also  charge  their own  operating  expenses.  Thus,  the total  annual  portfolio  operating  expenses  may be higher than indicated.

WITH OPTIONAL GUARANTEE FEATURE:

----------------------------------------------------------------------------------------------------------------------------------------
                                               Total Annual Portfolio Operating Expenses
----------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
                                                                 Minimum                                      Maximum
---------------------------------------------- -------------------------------------------- --------------------------------------------
---------------------------------------------- -------------------------------------------- --------------------------------------------
Total Portfolio Operating Expense                                 0.63%                                        1.80%
---------------------------------------------- -------------------------------------------- --------------------------------------------

The  following are the  investment  management  fees,  other  expenses,  12b-1 fees (if  applicable),  and the total annual expenses  for each  Portfolio  as of December  31,  2002,  except as noted.  Each figure is stated as a  percentage  of the
Portfolio's  average  daily net assets.  For certain of the  Portfolios,  a portion of the  management  fee is being waived and/or other expenses are being  partially  reimbursed.  "N/A" indicates that no portion of the management fee and/or other expenses is being waived and/or reimbursed.  The "Net Annual Portfolio  Operating  Expenses" reflect the combination of the underlying  Portfolio's  investment  management  fee, other expenses and any 12b-1 fees, net of any fee waivers and expense reimbursements.  The following  expenses are deducted by the underlying  Portfolio before it provided American Skandia with the daily net asset value.  Any  footnotes  about  expenses  appear after the list of all the  Portfolios.  The  underlying
Portfolio  information was provided by the Portfolios and has not been  independently  verified by us. See the prospectuses or statements of additional  information  of the Portfolios for further  details.  The current  prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-800-752-6342.

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimbursement Expenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
American Skandia Trust: 1
  AST Strong International Equity                     0.88%          0.21%          0.12%         1.21%         0.00%        1.21%
  AST William Blair International Growth              1.00%          0.23%          0.10%         1.33%         0.10%        1.23%
  AST American Century International Growth           1.00%          0.25%          0.00%         1.25%         0.00%        1.25%
  AST DeAM International Equity                       1.00%          0.44%          0.00%         1.44%         0.15%        1.29%
  AST MFS Global Equity                               1.00%          0.41%          0.00%         1.41%         0.00%        1.41%
  AST PBHG Small-Cap Growth                           0.90%          0.22%          0.11%         1.23%         0.00%        1.23%
  AST DeAM Small-Cap Growth                           0.95%          0.20%          0.00%         1.15%         0.15%        1.00%
  AST Federated Aggressive Growth                     0.95%          0.43%          0.00%         1.38%         0.03%        1.35%
  AST Goldman Sachs Small-Cap Value                   0.95%          0.21%          0.11%         1.27%         0.00%        1.27%
  AST Gabelli Small-Cap Value                         0.90%          0.19%          0.01%         1.10%         0.00%        1.10%
  AST DeAM Small-Cap Value                            0.95%          0.53%          0.00%         1.48%         0.33%        1.15%
  AST Goldman Sachs Mid-Cap Growth                    1.00%          0.26%          0.07%         1.33%         0.10%        1.23%
  AST Neuberger Berman Mid-Cap Growth                 0.90%          0.20%          0.06%         1.16%         0.00%        1.16%
  AST Neuberger Berman Mid-Cap Value                  0.90%          0.17%          0.09%         1.16%         0.00%        1.16%
  AST Alger All-Cap Growth                            0.95%          0.19%          0.15%         1.29%         0.00%        1.29%
  AST Gabelli All-Cap Value                           0.95%          0.24%          0.00%         1.19%         0.00%        1.19%
  AST T. Rowe Price Natural Resources                 0.90%          0.23%          0.03%         1.16%         0.00%        1.16%
  AST Alliance Growth                                 0.90%          0.20%          0.03%         1.13%         0.00%        1.13%
  AST MFS Growth                                      0.90%          0.18%          0.10%         1.18%         0.00%        1.18%
  AST Marsico Capital Growth                          0.90%          0.16%          0.04%         1.10%         0.01%        1.09%
  AST Goldman Sachs Concentrated Growth               0.90%          0.15%          0.04%         1.09%         0.06%        1.03%
  AST DeAM Large-Cap Growth                           0.85%          0.23%          0.00%         1.08%         0.10%        0.98%
  AST DeAM Large-Cap Value                            0.85%          0.24%          0.04%         1.13%         0.10%        1.03%
  AST Alliance/Bernstein Growth + Value               0.90%          0.23%          0.00%         1.13%         0.00%        1.13%
  AST Sanford Bernstein Core Value                    0.75%          0.25%          0.00%         1.00%         0.00%        1.00%
  AST Cohen & Steers Realty                           1.00%          0.23%          0.03%         1.26%         0.00%        1.26%
  AST Sanford Bernstein Managed Index 500             0.60%          0.16%          0.08%         0.84%         0.00%        0.84%
  AST American Century Income & Growth                0.75%          0.23%          0.00%         0.98%         0.00%        0.98%
  AST Alliance Growth and Income                      0.75%          0.15%          0.08%         0.98%         0.02%        0.96%
  AST MFS Growth with Income                          0.90%          0.28%          0.01%         1.19%         0.00%        1.19%
  AST INVESCO Capital Income                          0.75%          0.17%          0.03%         0.95%         0.00%        0.95%
  AST DeAM Global Allocation                          0.10%          0.04%          0.00%         0.14%         0.00%        0.14%
  AST American Century Strategic Balanced             0.85%          0.25%          0.00%         1.10%         0.00%        1.10%
  AST T. Rowe Price Asset Allocation                  0.85%          0.26%          0.00%         1.11%         0.00%        1.11%
  AST T. Rowe Price Global Bond                       0.80%          0.26%          0.00%         1.06%         0.00%        1.06%
  AST Federated High Yield                            0.75%          0.19%          0.00%         0.94%         0.00%        0.94%
  AST Lord Abbett Bond-Debenture                      0.80%          0.24%          0.00%         1.04%         0.00%        1.04%
  AST DeAM Bond                                       0.85%          0.23%          0.00%         1.08%         0.15%        0.93%
  AST PIMCO Total Return Bond                         0.65%          0.15%          0.00%         0.80%         0.02%        0.78%
  AST PIMCO Limited Maturity Bond                     0.65%          0.18%          0.00%         0.83%         0.00%        0.83%
  AST Money Market                                    0.50%          0.13%          0.00%         0.63%         0.05%        0.58%

Montgomery Variable Series:
  Emerging Markets                                    1.25%          0.43%           0.00%         1.68%        0.00%        1.68%

Wells Fargo Variable Trust:
  Equity Value                                        0.55%          0.48%          0.25%         1.28%         0.28%        1.00%
  Equity Income                                       0.55%          0.30%          0.25%         1.10%         0.10%        1.00%

Rydex Variable Trust:
  Nova                                                 0.75%         0.97%           0.00%         1.72%         0.00%        1.72%
  Ursa                                                 0.90%         0.89%           0.00%         1.79%         0.00%        1.79%
  OTC                                                  0.75%         0.99%           0.00%         1.74%         0.00%        1.74%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

---------------------------------------------------------------------------------------------------------------------------------------
                                           UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
                               (as a percentage of the average net assets of the underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Portfolio
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

INVESCO Variable Investment Funds, Inc.:
  Dynamics                                             0.75%         0.37%           0.00%         1.12%         0.00%        1.12%
  Technology                                           0.75%         0.36%           0.00%         1.11%         0.00%        1.11%
  Health Sciences                                      0.75%         0.32%           0.00%         1.07%         0.00%        1.07%
  Financial Services                                   0.75%         0.34%           0.00%         1.09%         0.00%        1.09%
  Telecommunications                                   0.75%         0.47%           0.00%         1.22%         0.00%        1.22%

Evergreen Variable Annuity Trust:
  Global Leaders                                       0.87%         0.31%           0.00%         1.18%         0.18%        1.00%
  Special Equity                                       0.92%         0.26%           0.00%         1.18%         0.15%        1.03%
  Omega                                                0.52%         0.18%           0.00%         0.70%         0.00%        0.70%

ProFund VP:
  Europe 30                                            0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Asia 30                                              0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Japan                                                0.75%         1.06%           0.25%         2.06%         0.08%        1.98%
  Banks                                                0.75%         1.11%           0.25%         2.11%         0.13%        1.98%
  Basic Materials                                      0.75%         1.21%           0.25%         2.21%         0.23%        1.98%
  Biotechnology                                        0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Consumer Cyclical                                    0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Consumer Non-Cyclical                                0.75%         1.10%           0.25%         2.10%         0.12%        1.98%
  Energy                                               0.75%         1.16%           0.25%         2.16%         0.18%        1.98%
  Financial                                            0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Healthcare                                           0.75%         1.14%           0.25%         2.14%         0.16%        1.98%
  Industrial                                           0.75%         1.65%           0.25%         2.65%         0.67%        1.98%
  Internet                                             0.75%         1.04%           0.25%         2.04%         0.06%        1.98%
  Pharmaceuticals                                      0.75%         1.12%           0.25%         2.12%         0.14%        1.98%
  Precious Metals                                      0.75%         0.98%           0.25%         1.98%          N/A         1.98%
  Real Estate                                          0.75%         1.13%           0.25%         2.13%         0.15%        1.98%
  Semiconductor                                        0.75%         1.33%           0.25%         2.33%         0.35%        1.98%
  Technology                                           0.75%         1.27%           0.25%         2.27%         0.29%        1.98%
  Telecommunications                                   0.75%         1.19%           0.25%         2.19%         0.21%        1.98%
  Utilities                                            0.75%         1.17%           0.25%         2.17%         0.19%        1.98%
  Bull                                                 0.75%         0.91%           0.25%         1.91%          N/A         1.91%
  Bear                                                 0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  UltraBull 2                                          0.75%         1.12%           0.25%         2.12%         0.27%        1.85%
  OTC                                                  0.75%         1.03%           0.25%         2.03%         0.05%        1.98%
  Short OTC                                            0.75%         0.96%           0.25%         1.96%          N/A         1.96%
  UltraOTC                                             0.75%         1.08%           0.25%         2.08%         0.13%        1.95%
  Mid-Cap Value                                        0.75%         1.25%           0.25%         2.25%         0.27%        1.98%
  Mid-Cap Growth                                       0.75%         1.22%           0.25%         2.22%         0.24%        1.98%
  UltraMid-Cap                                         0.75%         1.36%           0.25%         2.36%         0.38%        1.98%
  Small-Cap Value                                      0.75%         1.45%           0.25%         2.45%         0.47%        1.98%
  Small-Cap Growth                                     0.75%         1.20%           0.25%         2.20%         0.22%        1.98%
  UltraSmall-Cap                                       0.75%         1.15%           0.25%         2.15%         0.17%        1.98%
  U.S. Government Plus                                 0.50%         0.96%           0.25%         1.71%          N/A         1.71%
  Rising Rates Opportunity                             0.75%         1.13%           0.25%         2.13%         0.15%        1.98%

First Defined Portfolio Fund LLC:
  First Trust(R)10 Uncommon Values                     0.60%          2.29%          0.25%         3.14%         1.95%        1.37%

The Prudential Series Fund, Inc.:
SP Jennison International Growth                      0.85%          0.70%          0.25%         1.80%         0.16%        1.64%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

1        The  Investment  Manager of American  Skandia  Trust (the  "Trust") has agreed to reimburse  and/or waive fees for certain  Portfolios until at least April 30, 2004. The caption "Total Annual Portfolio  Operating  Expenses"  reflects the Portfolios'  fees and expenses  before such waivers and  reimbursements,  while the caption "Net Annual  Portfolio
     Operating  Expenses"  reflects the effect of such waivers and  reimbursements.  The Trust adopted a Distribution  Plan
     (the  "Distribution  Plan")  under Rule 12b-1 of the  Investment  Company  Act of 1940 to permit an  affiliate  of the
     Trust's Investment Manager to receive brokerage  commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these  commissions to promote the sale of shares of such Portfolios.  While the brokerage  commission rates and amounts paid by the various Portfolios are not expected to increase as a result of the
     Distribution  Plan, the staff of the Securities and Exchange  Commission  takes the position that  commission  amounts received  under  the  Distribution  Plan  should  be  reflected  as  distribution  expenses  of  the  Portfolios.  The
     Distribution  Fee estimates are derived and  annualized  from data  regarding  commission  amounts  directed under the
     Distribution  Plan.  Although there are no maximum amounts  allowable,  actual  commission  amounts directed under the
     Distribution  Plan will vary and the amounts  directed  during the last full fiscal year of the Plan's  operations may differ from the amounts listed in the above chart.
2        Effective May 1, 2003, the ProFunds VP Bull Plus  portfolio  changed its name to ProFund VP UltraBull to reflect a change in its investment objective.

EXPENSE EXAMPLES

These  examples  are  designed to assist you in  understanding  the various  expenses  you may incur with the Annuity  over certain  periods of time based on specific  assumptions.  The examples  reflect the Insurance  Charge and the maximum total annual portfolio  operating  expenses for the underlying  Portfolio (shown above).  The Securities and Exchange  Commission
("SEC") requires these examples.

Below are examples  showing what you would pay in expenses at the end of the stated time periods for each  Sub-account  had you invested $10,000 in the Annuity and received a 5% annual return on assets.

The examples also assume (a) you are a 70 year old male; (b) you have not used the Annuity's  conversion  feature;  (c) you did not receive any Credits;  (d) that the  Insurance  Charge is assessed as 1.25% per year without the Optional  Guarantee
Feature and the Insurance  Charge is assessed as 2.25% per year with the Optional  Guarantee  Feature;  and (e) the maximum total annual portfolio operating expenses for the underlying Portfolio (shown above) are reflected.

Expense  Examples are provided as follows:  1.) if you surrender the Annuity at the end of the stated time period;  and 2.)
if you do not surrender your Annuity.

THE EXAMPLES ARE  ILLUSTRATIVE  ONLY - THEY SHOULD NOT BE  CONSIDERED A  REPRESENTATION  OF PAST OR FUTURE  EXPENSES OF THE
UNDERLYING  MUTUAL FUNDS OR THEIR  PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN IF YOU ALLOCATE ACCOUNT VALUE
TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

WITHOUT OPTIONAL GUARANTEE FEATURE:

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        2044                         3085                        4114                       6825
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        446                          1287                        2058                       3666
            ----------------------------- --------------------------- --------------------------- --------------------------

WITH OPTIONAL GUARANTEE FEATURE:

If you surrender your contract at the end of the applicable time period:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        1993                         2926                        3840                       6197
            ----------------------------- --------------------------- --------------------------- --------------------------

If you do not surrender your contract:

            ----------------------------- --------------------------- --------------------------- --------------------------
                       1 year                      3 years                     5 years                    10 years
            ----------------------------- --------------------------- --------------------------- --------------------------
            ----------------------------- --------------------------- --------------------------- --------------------------
                        410                          1180                        1881                       3327
            ----------------------------- --------------------------- --------------------------- --------------------------

HIGHLIGHTS

WHAT IS AN IMMEDIATE ANNUITY?

An immediate  annuity  begins making  periodic  payments to you within one year after the Issue Date.  This Annuity  begins making payments within 60 days of the Issue Date.

WHAT IS A VARIABLE IMMEDIATE ANNUITY?

A variable  immediate  annuity is an immediate annuity where some or all of the benefits depend upon the performance of the
Sub-accounts and you assume the investment risk of such investment performance.

WHY IS THIS VARIABLE IMMEDIATE ANNUITY ADJUSTABLE?

This Annuity is adjustable  because (a) we adjust the Inheritance  Period and (b) there is an adjustment  feature which can increase Annuity Payment Amounts if and when its Cash Value exceeds specified targets.

HOW DOES THIS ANNUITY GENERALLY DIFFER FROM OTHER VARIABLE IMMEDIATE ANNUITIES?

Most variable  immediate  annuities offer periodic  payments that increase or decrease  depending  solely on the investment performance  of one or more pools of underlying  mutual fund  portfolios.  Changes to the Annuity  Payment  Amounts of this variable  immediate  annuity are designed to initially  depend on changes to the  Inheritance  Period,  which depend on the investment performance of one or more Portfolios.

We designed this Annuity to provide a "cushion" from volatile  investment  performance.  As a result,  negative  investment performance does not automatically  result in a decrease in the Annuity Payment Amount each month, and positive  investment performance  does not  automatically  result in an increase  in the Annuity  Payment  Amount each month.  Generally,  other variable immediate annuities do not contain such a "cushion."

Many variable  immediate  annuities  offer the option to assure payments for a "certain"  period  regardless of whether the
Annuitant  is alive.  If that option is elected,  that number of  payments  are reduced on a constant  basis over time.  In comparison,  this Annuity  automatically  includes an  Inheritance  Period that looks like a "certain"  period but does not change based solely on time. We set the  Inheritance  Period  initially when an Annuity is issued.  However,  as opposed to most other variable immediate  annuities,  the Inheritance  Period in this Annuity  subsequently  varies,  based on the Net
Investment  Performance  of the  Annuity,  the  Annuity  Payment  Amounts  being paid out,  and the  increasing  age of the
Annuitant.  With each Annuity Payment,  the remaining  Inheritance  Period can decrease by one month,  more than one month, less than one month, or can even increase.

HOW DOES THIS VARIABLE IMMEDIATE ANNUITY GENERALLY DIFFER FROM SYSTEMATIC WITHDRAWAL PROGRAMS?

This  variable  immediate  annuity  offers a  guarantee  of income  payments  for life.  This type of annuity  contract  is designed to transfer to an insurance  company part of the risk of outliving  one's assets.  Generally,  the insurer charges the  purchaser  for taking on the risk of this  guarantee.  The  difference  between  this type of annuity  contract  and a systematic  withdrawal  program is that this guarantee and the tax advantages  provided are not available with a program of systematic withdrawals.

WHAT IS THE OPTIONAL GUARANTEE FEATURE?

This variable  immediate annuity offers a Optional  Guarantee Feature that, if chosen,  guarantees that the Annuity Payment
Amount,  while  the  Annuitant  is  alive,  will not be less  than the  Guaranteed  Annuity  Payment  Amount.  We charge an additional  amount for this  feature  (please  refer to this  Annuity's  "Summary of Contract  Fees and  Charges").  If you
select this  optional  benefit,  the  Guaranteed  Annuity  Payment  Amount  will be  available  as of the Issue Date.  Once selected, this feature remains part of your Annuity.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

Each variable  investment  option is a Sub-account of American Skandia Life Assurance  Corporation  Variable Account B (see
"What are Separate Accounts" for more detailed  information).  Each Sub-account invests  exclusively in one Portfolio.  You should  carefully read the prospectus for any Portfolio in which you are interested.  The following  chart  classifies each of the Portfolios  based on our assessment of their investment  style (as of the date of this  Prospectus).  The chart also provides a description of each  Portfolio's  investment  objective (in italics) and a short,  summary  description of their key policies to assist you in  determining  which  Portfolios  may be of interest to you.  There is no  guarantee  that any
Portfolio will meet its investment objective.

The name of the  advisor/sub-advisor  for each  Portfolio  appears next to the  description.  Those  portfolios  whose name includes the prefix "AST" are portfolios of American  Skandia Trust.  The  investment  manager for AST is American  Skandia
Investment Services,  Incorporated,  an affiliated company of American Skandia. However, a sub-advisor,  as noted below, is engaged to conduct day-to-day investment decisions.

The Portfolios are not publicly  traded mutual funds.  They are only  available as investment  options in variable  annuity contracts  and variable life  insurance  policies  issued by insurance  companies,  or in some cases,  to  participants  in certain  qualified  retirement  plans.  However  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed  by the same  portfolio  advisor  or  sub-advisor  as a retail  mutual  fund of the same or  similar  name that the
Portfolio  may have been modeled  after at its  inception.  Certain  retail mutual funds may also have been modeled after a
Portfolio.  While  the  investment  objective  and  policies  of  the  retail  mutual  funds  and  the  Portfolios  may  be substantially  similar,  the actual  investments  will differ to varying  degrees.  Differences  in the  performance of the funds can be  expected,  and in some cases  could be  substantial.  You should not compare  the  performance  of a publicly traded mutual fund with the  performance  of any similarly  named  Portfolio  offered as a  Sub-account.  Details about the investment  objectives,  policies,  risks,  costs and management of the Portfolios  are found in the  prospectuses  for the underlying  mutual funds.  The current  prospectus and statement of additional  information  for the underlying  Portfolios can be obtained by calling 1-800-752-6342.

===========================================================================================================================
IF YOU SELECT THE OPTIONAL  GUARANTEE  FEATURE NOT ALL OF THE  PORTFOLIOS  ARE  AVAILABLE TO YOU.  INFORMATION  ABOUT WHICH
PORTFOLIOS ARE NOT AVAILABLE UNDER THE OPTIONAL GUARANTEE FEATURE IS FOUND ON PAGE 32.
===========================================================================================================================

===========================================================================================================================
Effective  March 16,  2001,  the Nova,  Ursa and OTC  portfolios  of Rydex  Variable  Trust  will no longer be  offered  as
Sub-accounts  under the  Annuity.  Owners of  Annuities  issued on or after  March 16, 2001 will not be allowed to allocate
Account Value to the Rydex Nova, Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Annuities issued before March 16, 2001,  and/or their authorized  investment  professionals,  will no longer be able to allocate  additional
Account Value or make  transfers  into the Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Annuity Owners and/or their authorized  investment  professionals  who elect to transfer Account Value out of the Rydex  Sub-accounts on or after March
16, 2001 will not be allowed to transfer  Account Value into the Rydex  Sub-accounts at a later date.  Asset allocation and rebalancing  programs  that were  effective on or before March 16, 2001 and included one or more of the Rydex  Sub-accounts will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.
===========================================================================================================================

===========================================================================================================================
Effective  close of business  June 28, 2002,  the AST Goldman Sachs  Small-Cap  Value  portfolio is no longer  offered as a
Sub-account  under the Annuity,  except as noted below.  Annuity  contracts with Account Value allocated to the AST Goldman
Sachs  Small-Cap  Value  Sub-account  on or before June 28, 2002 may continue to allocate  Account Value and make transfers into the AST Goldman  Sachs  Small-Cap  Value  Sub-account,  including  any bank  drafting,  dollar cost  averaging,  asset allocation  and  rebalancing  programs.  Owners of  Annuities  issued  after June 28,  2002 will not be allowed to allocate
Account Value to the AST Goldman Sachs Small-Cap Value Sub-account.

The AST Goldman  Sachs  Small-Cap  Value  Sub-account  may be offered to new Owners at some future  date;  however,  at the present time, American Skandia has no intention to do so.
===========================================================================================================================

Please  refer to Appendix A for  certain  required  financial  information  related to the  historical  performance  of the
Sub-accounts.

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST Strong  International  Equity: seeks long-term capital growth by investing in a diversified      Strong Capital
     EQUITY         portfolio  of  international  equity  securities  the issuers of which are  considered  to have     Management, Inc.
                    strong  earnings  momentum.  The  Portfolio  seeks to meet its  objective by  investing,  under normal  market  conditions,  at least 80% of its total  assets in a  diversified  portfolio  of equity  securities  of  companies  located or operating in  developed  non-U.S.  countries  and emerging  markets  of the  world.  The  Sub-advisor  intends  to  focus  on  companies  with an
                    above-average   potential  for  long-term  growth  and  attractive  relative  valuations.   The
                    Sub-advisor selects companies based on five key factors: growth,  valuation,  management,  risk and sentiment.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST William Blair  International  Growth (f/k/a AST Janus  Overseas  Growth):  seeks  long-term     William Blair &
     EQUITY         growth of capital.  The  Portfolio  pursues its  objective  primarily  through  investments  in     Company, L.L.C.
                    equity  securities  of issuers  located  outside  the United  States.  The  Portfolio  normally invests at least 80% of its total assets in securities of issuers from at least five  different countries,  excluding the United States.  The Portfolio invests primarily in companies selected for their growth  potential.  Securities are generally  selected  without regard to any defined allocation among countries,  geographic regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     AST American Century  International  Growth:  seeks capital growth.  The Portfolio will seek to
     EQUITY         achieve its investment  objective by investing  primarily in equity securities of international companies  that the  Sub-advisor  believes  will  increase  in value  over time.  Under  normal conditions,  the  Portfolio  will  invest at least 65% of its  assets in equity  securities  of issuers from at least three  countries  outside of the United States.  The  Sub-advisor  uses a growth  investment  strategy it developed  that looks for  companies  with earnings and revenue
                    growth.  The  Sub-advisor  will  consider  a  number  of other  factors  in  making  investment     American Century
                    selections,  including the prospects for relative  economic  growth among countries or regions,        Investment
                    economic and political  conditions,  expected inflation rates,  currency exchange  fluctuations     Management, Inc.
                    and tax considerations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  International  Equity:  seeks capital growth.  The Portfolio pursues its objective by investing  at least 80% of the value of its assets in the equity  securities  of  companies  in developed  non-U.S.  countries that are represented in the MSCI EAFE(R)Index. The target of this
  INTERNATIONAL     Portfolio  is to track the  performance  of the MSCI  EAFE(R)Index  within  4% with a  standard      Deutsche Asset
      EQUITY        deviation  expected of +/- 4%. The  Sub-advisor  considers  a number of factors in  determining     Management, Inc.
                    whether to invest in a stock,  including  earnings growth rate,  analysts'  estimates of future earnings and industry-relative price multiples.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Global Equity:  seeks capital growth.  Under normal circumstances the Portfolio invests
                    at least 80% of its assets in equity securities of U.S. and foreign issuers  (including issuers      Massachusetts
  GLOBAL EQUITY     in developing  countries).  The Portfolio  generally seeks to purchase  securities of companies    Financial Services
                    with relatively large market capitalizations relative to the market in which they are traded.           Company
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST PBHG  Small-Cap  Growth:  seeks  capital  growth.  The  Portfolio  pursues its objective by primarily  investing  at  least  80% of the  value  of its  assets  in  the  common  stocks  of
                    small-sized  companies,  whose market  capitalizations are similar to market capitalizations of     Pilgrim Baxter &
 SMALL CAP GROWTH   the  companies  in the  Russell  2000(R)Index at the time of the  Portfolio's  investment.  The     Associates, Ltd.
                    Sub-advisor  expects to focus primarily on those  securities  whose market  capitalizations  or annual revenues are less than $1billion at the time of purchase.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP GROWTH   AST DeAM  Small-Cap  Growth:  seeks maximum  growth of  investors'  capital from a portfolio of      Deutsche Asset
                    growth  stocks of  smaller  companies.  The  Portfolio  pursues  its  objective,  under  normal     Management, Inc.
                    circumstances,  by  primarily  investing  at  least  80%  of its  total  assets  in the  equity
                    securities  of  small-sized   companies  included  in  the  Russell  2000  Growth(R)Index.  The
                    Sub-advisor  employs  an  investment  strategy  designed  to  maintain  a  portfolio  of equity securities  which  approximates  the market risk of those  stocks  included in the Russell 2000
                    Growth(R)Index, but which attempts to outperform the Russell 2000 Growth(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    SMALL CAP       AST Federated  Aggressive  Growth:  seeks capital growth.  The Portfolio pursues its investment
     GROWTH         objective by investing in the stocks of small  companies  that are traded on national  security
                    exchanges,  NASDAQ stock  exchange and the  over-the-counter-market.  Small  companies  will be   Federated Investment
                    defined as  companies  with market  capitalizations  similar to  companies  in the Russell 2000   Counseling/Federated
                    Index or the Standard & Poor's  Small Cap 600 Index.  Up to 25% of the  Portfolio's  net assets    Global Investment
                    may be invested in foreign securities, which are typically denominated in foreign currencies.       Management Corp.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Small-Cap Value:  seeks long-term  capital  appreciation.  The Portfolio will seek its objective through  investments  primarily in equity securities that are believed to be undervalued in the marketplace.  The Portfolio  primarily seeks companies that are small-sized,
                    based on the value of their  outstanding  stock.  The  Portfolio  will  have a  non-fundamental   Goldman Sachs Asset
 SMALL CAP VALUE    policy to invest, under normal circumstances,  at least 80% of the value of its assets in small        Management
                    capitalization  companies.  The 80%  investment  requirement  applies at the time the Portfolio invests  its  assets.  The  Portfolio  generally  defines  small  capitalization  companies  as companies with a capitalization of $5 billion or less.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST Gabelli Small-Cap Value:  seeks to provide long-term capital growth by investing  primarily          GAMCO
                    in  small-capitalization  stocks  that  appear to be  undervalued.  The  Portfolio  will have a     Investors, Inc.
                    non-fundamental policy to invest, under normal circumstances,  at least 80% of the value of its assets in small capitalization  companies.  The 80% investment  requirement applies at the time the  Portfolio  invests  its assets.  The  Portfolio  generally  defines  small  capitalization companies as those with a capitalization  of $1.5 billion or less.  Reflecting a value approach to  investing,  the Portfolio  will seek the stocks of companies  whose current stock prices do not appear to adequately reflect their underlying value as measured by assets,  earnings,  cash flow or business franchises.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 SMALL CAP VALUE    AST DeAM Small-Cap Value:  seeks maximum growth of investors'  capital.  The Portfolio  pursues      Deutsche Asset
                    its  objective,  under normal  market  conditions,  by primarily  investing at least 80% of its     Management, Inc.
                    total assets in the equity  securities of small-sized  companies  included in the Russell 2000(R)
                    Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell 2000(R)Value Index, but which attempts to outperform the Russell 2000(R)Value Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Goldman Sachs Mid-Cap  Growth (f/k/a AST Janus Mid-Cap  Growth):  seeks  long-term  capital   Goldman Sachs Asset
                    growth.  The  Portfolio  pursues its  investment  objective,  by investing  primarily in equity        Management
                    securities selected for their growth potential,  and normally invests at least 80% of the value of its assets in medium capitalization  companies. For purposes of the Portfolio,  medium-sized companies  are those whose market  capitalizations  (measured at the time of  investment)  fall within the range of  companies  in the  Standard & Poor's  MidCap  400 Index.  The  Sub-advisor seeks  to  identify  individual  companies  with  earnings  growth  potential  that  may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP GROWTH    AST Neuberger  Berman Mid-Cap  Growth:  seeks capital growth.  Under normal market  conditions,     Neuberger Berman
                    the Portfolio  primarily invests at least 80% of its net assets in the common stocks of mid-cap     Management Inc.
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell Midcap(R)Index,  at the time of investment,  are considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap companies as well as in small-cap  companies.  The Sub-advisor looks for fast-growing companies that are in new or rapidly evolving industries.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MID-CAP VALUE    AST Neuberger Berman Mid-Cap Value: seeks capital growth.  Under normal market conditions,  the     Neuberger Berman
                    Portfolio  primarily  invests at least 80% of its net  assets in the  common  stocks of mid-cap     Management Inc.
                    companies.  For purposes of the Portfolio,  companies with equity market  capitalizations  that fall within the range of the Russell  Midcap(R)Index at the time of investment  are  considered mid-cap  companies.  Some of the  Portfolio's  assets  may be  invested  in the  securities  of large-cap  companies as well as in small-cap  companies.  Under the Portfolio's  value-oriented investment  approach,  the Sub-advisor looks for well-managed  companies whose stock prices are undervalued and that may rise in price before other investors realize their worth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      ALL-CAP       AST Alger All-Cap Growth:  seeks long-term  capital growth.  The Portfolio invests primarily in        Fred Alger
      GROWTH        equity securities,  such as common or preferred stocks, that are listed on U.S. exchanges or in     Management, Inc.
                    the  over-the-counter  market.  The Portfolio may invest in the equity  securities of companies of all sizes,  and may emphasize  either  larger or smaller  companies at a given time based on the Sub-advisor's assessment of particular companies and market conditions.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Gabelli  All-Cap  Value:  seeks  capital  growth.  The  Portfolio  pursues its objective by investing primarily in readily marketable equity securities including common stocks,  preferred stocks and  securities  that may be converted at a later time into common stock.  The Portfolio
      ALL-CAP       may invest in the  securities  of companies of all sizes,  and may  emphasize  either larger or
       VALUE        smaller  companies  at a  given  time  based  on the  Sub-advisor's  assessment  of  particular  GAMCO Investors, Inc.
                    companies and market  conditions.  The Portfolio  focuses on companies that appear  underpriced relative  to their  private  market  value  ("PMV").  PMV is the  value  that  the  Portfolio's
                    Sub-advisor believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST T. Rowe Price Natural  Resources:  seeks  long-term  capital growth  primarily  through the common stocks of companies  that own or develop  natural  resources  (such as energy  products, precious  metals and forest  products)  and other basic  commodities.  The  Portfolio  normally invests  primarily (at least 80% of its total assets) in the common stocks of natural  resource
      SECTOR        companies whose earnings and tangible  assets could benefit from  accelerating  inflation.  The      T. Rowe Price
                    Portfolio looks for companies that have the ability to expand production,  to maintain superior     Associates, Inc.
                    exploration  programs  and  production   facilities,   and  the  potential  to  accumulate  new
                    resources.  At least 50% of Portfolio assets will be invested in U.S. securities,  up to 50% of total assets also may be invested in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance  Growth:  seeks long-term  capital growth.  The Portfolio  invests at least 80% of its total assets in the equity  securities of a limited  number of large,  carefully  selected, high-quality  U.S.  companies  that are judged  likely to  achieve  superior  earnings  growth.
 LARGE CAP GROWTH   Normally,  about 40-60  companies will be  represented in the Portfolio,  with the 25 companies     Alliance Capital
                    most  highly  regarded  by  the  Sub-advisor  usually  constituting  approximately  70%  of the     Management, L.P.
                    Portfolio's  net assets.  An emphasis is placed on identifying  companies  whose  substantially above average prospective earnings growth is not fully reflected in current market valuations.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST MFS  Growth:  seeks  long-term  capital  growth  and future  income.  Under  normal  market conditions,  the  Portfolio  invests  at least 80% of its total  assets  in common  stocks  and related securities,  such as preferred stocks,  convertible securities and depositary receipts,
                    of companies that the  Sub-advisor  believes offer better than average  prospects for long-term      Massachusetts
                    growth.  The Sub-advisor seeks to purchase  securities of companies that it considers  well-run    Financial Services
                    and  poised  for  growth.  The  Portfolio  may  invest up to 35% of its net  assets in  foreign         Company
                    securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP GROWTH   AST Marsico  Capital  Growth:  seeks capital  growth.  Income  realization is not an investment     Marsico Capital
                    objective  and  any  income  realized  on  the  Portfolio's  investments,  therefore,  will  be     Management, LLC
                    incidental to the Portfolio's  objective.  The Portfolio will pursue its objective by investing primarily in common stocks of larger,  more  established  companies.  In selecting  investments for the Portfolio,  the Sub-advisor uses an approach that combines "top down" economic analysis with "bottom up" stock selection.  The "top down" approach identifies  sectors,  industries and companies that should benefit from the trends the  Sub-advisor  has observed.  The  Sub-advisor then looks for individual  companies with earnings growth  potential that may not be recognized by the market at large, a "bottom up" stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Goldman Sachs Concentrated  Growth (f/k/a AST JanCap Growth):  seeks growth of capital in a
                    manner  consistent  with  the  preservation  of  capital.   Realization  of  income  is  not  a
                    significant  investment  consideration and any income realized on the Portfolio's  investments, therefore,  will be  incidental to the  Portfolio's  objective.  The Portfolio  will pursue its
 LARGE CAP GROWTH   objective  by investing  primarily  in equity  securities  of  companies  that the  Sub-advisor   Goldman Sachs Asset
                    believes have  potential to achieve  capital  appreciation  over the  long-term.  The Portfolio        Management
                    seeks to achieve  its  investment  objective  by  investing,  under  normal  circumstances,  in approximately  30 - 45 companies  that are  considered by the  Sub-advisor to be positioned for long-term growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM  Large-Cap  Growth:  seeks  maximum  growth of capital by  investing  primarily in the growth stocks of larger  companies.  The Portfolio  pursues its objective,  under normal market conditions,  by primarily  investing at least 80% of its total assets in the equity  securities
 LARGE CAP GROWTH   of large-sized  companies  included in the Russell 1000(R)Growth Index. The Sub-advisor  employs      Deutsche Asset
                    an  investment   strategy   designed  to  maintain  a  portfolio  of  equity  securities  which     Management, Inc.
                    approximates  the market risk of those stocks  included in the Russell 1000(R)Growth Index,  but which attempts to outperform the Russell 1000(R)Growth Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Large-Cap Value (f/k/a AST Janus Strategic Value):  seeks maximum growth of capital by investing  primarily  in the value  stocks of  larger  companies.  The  Portfolio  pursues  its objective,  under normal market conditions, by primarily investing at least 80% of the value of
                    its assets in the equity  securities  of  large-sized  companies  included in the Russell 1000(R)    Deutsche Asset
  LARGE CAP VALUE   Value Index. The Sub-advisor  employs an investment  strategy  designed to maintain a portfolio     Management, Inc.
                    of equity  securities  which  approximates  the market  risk of those  stocks  included  in the
                    Russell  1000(R)Value Index,  but which  attempts to  outperform  the Russell  1000(R)Value Index through active stock selection.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       AST Alliance/Bernstein  Growth + Value: seeks capital growth by investing  approximately 50% of
      BLEND         its assets in growth  stocks of large  companies and  approximately  50% of its assets in value stocks of large  companies.  The Portfolio will invest primarily in commons tocks of large U.S.
                    companies  included in the Russell  1000(R)Index (the "Russell  1000(R)").  The Russell 1000(R)is a
                    market  capitalization-weighted  index that measures the  performance of the 1,000 largest U.S.
                    companies.  Normally,  about 60-85  companies will be represented in the Portfolio,  with 25-35 companies  primarily from the Russell 1000(R)Growth Index constituting  approximately 50% of the
                    Portfolio's  net assets and 35-50  companies  primarily  from the  Russell  1000(R)Value  Index     Alliance Capital
                    constituting  the  remainder  of  the  Portfolio's  net  assets.   There  will  be  a  periodic     Management, L.P.
                    rebalancing  of each  segment's  assets  to take  account  of market  fluctuations  in order to maintain the approximately equal allocation.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  LARGE CAP VALUE   AST Sanford  Bernstein Core Value:  seeks  long-term  capital growth by investing  primarily in   Sanford C. Bernstein
                    common stocks.  The  Sub-advisor  expects that the majority of the  Portfolio's  assets will be        & Co., LLC
                    invested in the common stocks of large  companies  that appear to be  undervalued.  Among other things, the Portfolio seeks to identify compelling buying opportunities  created when companies are undervalued on the basis of investor  reactions to near-term problems or circumstances even though their long-term  prospects  remain sound. The Sub-advisor  seeks to identify  individual companies with earnings growth potential that may not be recognized by the market at large.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   REAL ESTATE      AST Cohen & Steers Realty:  seeks to maximize  total return  through  investment in real estate
     (REIT)         securities.  The  Portfolio  pursues  its  investment  objective  by  investing,  under  normal circumstances,  at least 80% of its net assets in  securities  of real  estate  issuers.  Under normal  circumstances,  the Portfolio will invest substantially all of its assets in the equity
                    securities of real estate companies,  i.e., a company that derives at least 50% of its revenues      Cohen & Steers
                    from the ownership,  construction,  financing, management or sale of real estate or that has at   Capital Management,
                    least  50% of its  assets in real  estate.  Real  estate  companies  may  include  real  estate           Inc.
                    investment trusts or REITs.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Sanford Bernstein Managed Index 500: will invest, under normal circumstances,  at least 80%
                    of its net assets in  securities  included in the Standard & Poor's 500  Composite  Stock Price
                    Index  (the  "S&P(R)500 ").  The  Portfolio  seeks  to  outperform  the S&P 500  through  stock selection  resulting  in  different  weightings  of common  stocks  relative to the index.  The
                    Portfolio will invest  primarily in the common stocks of companies  included in the S&P 500. In seeking  to  outperform  the S&P  500,  the  Sub-advisor  starts  with a  portfolio  of  stocks
  MANAGED INDEX     representative  of the holdings of the index.  It then uses a set of  fundamental  quantitative   Sanford C. Bernstein
                    criteria  that are designed to indicate  whether a particular  stock will  predictably  perform        & Co., LLC
                    better or worse than the S&P 500. Based on these criteria,  the Sub-advisor  determines whether the  Portfolio  should  over-weight,  under-weight  or hold a  neutral  position  in the  stock relative  to the  proportion  of the S&P 500  that  the  stock  represents.  In  addition,  the
                    Sub-advisor  also  may  determine  that  based on the  quantitative  criteria,  certain  equity securities that are not included in the S&P 500 should be held by the Portfolio.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST American  Century Income & Growth:  seeks capital growth with current income as a secondary objective.  The Portfolio  invests  primarily in common stocks that offer potential for capital
      GROWTH        growth,  and may,  consistent  with its  investment  objective,  invest  in stocks  that  offer     American Century
       AND          potential for current income.  The  Sub-advisor  utilizes a quantitative  management  technique        Investment
      INCOME        with a goal of building an equity  portfolio  that  provides  better  returns  than the S&P 500     Management, Inc.
                    Index without taking on significant  additional risk and while  attempting to create a dividend yield that will be greater than the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST Alliance Growth and Income:  seeks long-term  growth of capital and income while attempting to avoid excessive  fluctuations in market value. The Portfolio  normally will invest in common
      GROWTH        stocks  (and  securities   convertible  into  common  stocks).  The  Sub-advisor  will  take  a
       AND          value-oriented  approach,  in that it will  try to keep  the  Portfolio's  assets  invested  in     Alliance Capital
      INCOME        securities that are selling at reasonable  valuations in relation to their fundamental business     Management, L.P.
                    prospects.  The  stocks  that the  Portfolio  will  normally  invest in are  those of  seasoned companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST MFS Growth with  Income:  seeks long term growth of capital  with a secondary  objective to seek  reasonable  current  income.  Under normal market  conditions,  the Portfolio  invests at least 65% of its net assets in common stocks and related securities,  such as preferred stocks,
      GROWTH        convertible  securities  and  depositary  receipts.  The stocks in which the Portfolio  invests      Massachusetts
       AND          generally  will pay  dividends.  While the Portfolio  may invest in companies of any size,  the    Financial Services
      INCOME        Portfolio  generally  focuses  on  companies  with  larger  market   capitalizations  that  the         Company
                    Sub-advisor  believes have  sustainable  growth  prospects and attractive  valuations  based on current and  expected  earnings  or cash flow.  The  Portfolio  may invest up to 20% of its net assets in foreign securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     AST INVESCO Capital Income (f/k/a AST INVESCO Equity Income):  seeks capital growth and current   INVESCO Funds Group,
                    income  while  following  sound  investment  practices.  The  Portfolio  seeks to  achieve  its           Inc.
                    objective by investing in  securities  that are expected to produce  relatively  high levels of income and consistent,  stable returns.  The Portfolio normally will invest at least 65% of its assets in  dividend-paying  common and preferred stocks of domestic and foreign issuers.  Up to
                    30% of the  Portfolio's  assets may be  invested in equity  securities  that do not pay regular dividends.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     BALANCED       AST DeAM Global  Allocation:  seeks a high level of total  return by  investing  primarily in a      Deutsche Asset
                    diversified  portfolio  of  mutual  funds.  The  Portfolio  seeks  to  achieve  its  investment     Management, Inc.
                    objective  by  investing  in  several  other  AST  Portfolios  ("Underlying  Portfolios").  The
                    Portfolio intends its strategy of investing in combinations of Underlying  Portfolios to result in  investment  diversification  that an  investor  could  otherwise  achieve  only by  holding numerous  investments.  The  Portfolio  is  expected  to be  invested  in  at  least  six  such
                    Underlying  Portfolios at any time. It is expected that the  investment  objectives of such AST
                    Portfolios will be diversified.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST  American  Century  Strategic  Balanced:  seeks  capital  growth and  current  income.  The
                    Sub-advisor  intends  to  maintain  approximately  60%  of the  Portfolio's  assets  in  equity
                    securities and the remainder in bonds and other fixed income  securities.  Both the Portfolio's     American Century
     BALANCED       equity and fixed  income  investments  will  fluctuate  in value.  The equity  securities  will        Investment
                    fluctuate  depending on the  performance of the companies that issued them,  general market and     Management, Inc.
                    economic  conditions,  and investor  confidence.  The fixed income investments will be affected primarily by rising or falling interest rates and the credit quality of the issuers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
ASSET ALLOCATION    AST T. Rowe Price Asset Allocation:  seeks a high level of total return by investing  primarily      T. Rowe Price
                    in a  diversified  portfolio  of fixed income and equity  securities.  The  Portfolio  normally     Associates, Inc.
                    invests  approximately  60% of its total  assets in equity  securities  and 40% in fixed income securities.  The Sub-advisor  concentrates common stock investments in larger, more established companies,  but the  Portfolio may include small and  medium-sized  companies  with good growth prospects.  The fixed income portion of the Portfolio will be allocated among  investment grade securities, high yield or "junk" bonds, foreign high quality debt securities and cash reserves.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   GLOBAL BOND      AST T. Rowe Price Global  Bond:  seeks to provide  high  current  income and capital  growth by      T. Rowe Price
                    investing  in  high-quality  foreign and U.S.  dollar-denominated  bonds.  The  Portfolio  will   International, Inc.
                    invest at least 80% of its total  assets in all types of high  quality  bonds  including  those issued  or  guaranteed  by U.S.  or  foreign  governments  or  their  agencies  and by  foreign authorities,  provinces and  municipalities  as well as investment  grade  corporate  bonds and mortgage and  asset-backed  securities of U.S. and foreign  issuers.  The  Portfolio  generally invests in countries where the combination of fixed-income  returns and currency exchange rates appears attractive,  or, if the currency trend is unfavorable,  where the Sub-advisor  believes that the currency risk can be minimized  through  hedging.  The Portfolio may also invest up to
                    20% of its assets in the aggregate in below  investment-grade,  high-risk bonds ("junk bonds").
                    In addition,  the  Portfolio may invest up to 30% of its assets in  mortgage-backed  (including derivatives,  such as collateralized mortgage obligations and stripped mortgage securities) and asset-backed securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 HIGH YIELD BOND    AST Federated  High Yield:  seeks high current  income by investing  primarily in a diversified   Federated Investment
                    portfolio of fixed income  securities.  The Portfolio will invest at least 80% of its assets in        Counseling
                    fixed  income  securities  rated BBB and below.  These  fixed  income  securities  may  include
                    preferred  stocks,   convertible  securities,   bonds,   debentures,   notes,  equipment  lease
                    certificates  and equipment trust  certificates.  A fund that invests  primarily in lower-rated fixed  income  securities  will be subject to greater risk and share price  fluctuation  than a typical  fixed income fund,  and may be subject to an amount of risk that is  comparable  to or greater than many equity funds.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST Lord Abbett  Bond-Debenture:  seeks high  current  income and the  opportunity  for capital  Lord, Abbett & Co. LLC appreciation  to produce a high total  return.  To pursue its  objective,  the  Portfolio  will invest,  under  normal  circumstances,  at least 80% of the value of its assets in fixed income securities and normally  invests  primarily in high yield and investment grade debt securities, securities  convertible  in common stock and  preferred  stocks.  The  Portfolio  may find good value in high yield  securities,  sometimes  called  "lower-rated  bonds" or "junk  bonds," and frequently  may have more than half of its assets  invested in those  securities.  At least 20%
                    of the  Portfolio's  assets  must be  invested  in any  combination  of  investment  grade debt securities,  U.S.  Government  securities  and cash  equivalents.  The  Portfolio may also make significant  investments  in  mortgage-backed  securities.  Although the  Portfolio  expects to maintain  a  weighted  average  maturity  in the  range of five to twelve  years,  there are no restrictions  on the overall  Portfolio or on individual  securities.  The Portfolio may invest up to 20% of its net assets in equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    AST DeAM Bond:  seeks a high level of income,  consistent  with the  preservation  of  capital.
                    Under  normal  circumstances,  the  Portfolio  invests  at least  80% of its  total  assets  in
                    intermediate-term  U.S.  Treasury,   corporate,   mortgage-backed  and  asset-backed,   taxable
       BOND         municipal and tax-exempt  municipal bonds. The Portfolio  invests primarily in investment grade      Deutsche Asset
                    fixed  income  securities  rated  within  the  top  three  rating  categories  of a  nationally     Management, Inc.
                    recognized  rating  organization.  Fixed  income  securities  may be issued by U.S. and foreign corporations or entities including banks and various government entities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Total Return Bond:  seeks to maximize total return  consistent  with  preservation of    Pacific Investment
                    capital  and  prudent  investment  management.  The  Portfolio  will  invest  in a  diversified Management Company LLC portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of the  Portfolio  generally  will  vary  within a three-  to  six-year  time  frame  based on the
                    Sub-advisor's forecast for interest rates.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
       BOND         AST PIMCO Limited  Maturity Bond: seeks to maximize total return  consistent with  preservation of capital  and prudent  investment  management.  The  Portfolio  will invest in a  diversified portfolio of fixed-income  securities of varying maturities.  The average portfolio duration of
                    the  Portfolio  generally  will  vary  within  a one- to  three-year  time  frame  based on the    Pacific Investment
                    Sub-advisor's forecast for interest rates.                                                       Management Company LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   MONEY MARKET     AST Money  Market:  seeks high  current  income and  maintain  high  levels of  liquidity.  The      Wells Capital
                    Portfolio  attempts to  accomplish  its  objective by  maintaining  a  dollar-weighted  average    Management, Inc.
                    maturity  of not  more  than 90 days  and by  investing  in  securities  which  have  effective maturities of not more than 397 days.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 EMERGING MARKETS   Montgomery  Variable Series - Emerging  Markets:  seeks long-term capital  appreciation,  under normal  conditions  by investing at least 80% of its total assets in stocks of companies of any  Gartmore Global Asset
                    size based in the world's developing  economies.  Under normal market  conditions,  investments        Management
                    are  maintained  in at least six countries at all times and no more than 35% of total assets in  Trust/Gartmore Global
                    any single one of them.                                                                                 Partners
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 LARGE CAP EQUITY   WFVT Equity Value:  seeks long-term  capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective by  investing  primarily  in equity  securities  of U.S.     Management, LLC
                    companies  with strong  return  potential  based on current  market  valuations.  Under  normal circumstances,  the Portfolio  invests at least 80% of its assets in equity securities with the same  characteristics  as common stocks, and in preferred stocks,  warrants,  and securities of foreign companies through ADRs and similar investments.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  EQUITY INCOME     WFVT Equity Income:  seeks long-term capital  appreciation and  above-average  dividend income.    Wells Fargo Funds
                    The  Portfolio  pursues its  objective  primarily by  investing in the common  stocks of large,     Management, LLC
                    domestic companies with  above-average  return potential based on current market valuations and above-average  dividend income. Under normal market conditions,  the Portfolio invests at least
                    80% of its total assets in income producing  equity  securities and in issues of companies with market capitalizations of $3 billion or more.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Nova: seeks to provide  investment results that match the performance of a specific  benchmark  on a daily  basis.  The  Portfolio's  current  benchmark  is 150% of the performance  of the S&P 500(R)Index  (the  "underlying  index").  If the  Portfolio  meets  its objective,  the value of the Portfolio's  shares will tend to increase on a daily basis by 150%
  STRATEGIC OR      of the value of any increase in the underlying  index.  When the value of the underlying  index
     TACTICAL       declines,  the value of the Portfolio's shares should also decrease on a daily basis by 150% of
   ALLOCATION       the value of any decrease in the underlying  index (e.g., if the underlying  index goes down by  Rydex Global Advisors
                    5%,  the  value  of the  Portfolio's  shares  should  go down by 7.5% on that  day).  Unlike  a  (f/k/a PADCO Advisors
                    traditional  index  fund,  as its  primary  investment  strategy,  the  Portfolio  invests to a        II, Inc.)
                    significant  extent in leveraged  instruments,  such as swap agreements,  futures contracts and options on securities, futures contracts, and stock indices, as well as equity securities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - Ursa: seeks to provide investment results that will inversely  correlate to the performance of the S&P 500(R)Index (the "underlying  index").  If the Portfolio meets its objective,  the value of the  Portfolio's  shares will tend to increase  during  times when the value  of the  underlying  index is  decreasing.  When the  value  of the  underlying  index is increasing,  however,  the value of the Portfolio's  shares should decrease on a daily basis by
  STRATEGIC OR      an inversely  proportionate  amount (e.g., if the underlying  index goes up by 5%, the value of
     TACTICAL       the  Portfolio's  shares should go down by 5% on that day).  Unlike a  traditional  index fund,
   ALLOCATION       the Portfolio's  benchmark is to perform exactly  opposite the underlying  index,  and the Ursa  Rydex Global Advisors
                    Fund will not own the securities  included in the  underlying  index.  Instead,  as its primary  (f/k/a PADCO Advisors
                    investment  strategy,  the  Portfolio  invests  to a  significant  extent  in  short  sales  of        II, Inc.)
                    securities or futures  contracts and in options on  securities,  futures  contracts,  and stock indices.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    Rydex Variable Trust - OTC: seeks to provide  investment results that correspond to a benchmark for  over-the-counter  securities.  The Portfolio's  current benchmark is the NASDAQ 100 Index(R)
                    (the "underlying  index").  If the Portfolio meets its objective,  the value of the Portfolio's shares  should  increase  on a daily  basis by the amount of any  increase  in the value of the
   STRATEGIC OR     underlying index.  However,  when the value of the underlying index declines,  the value of the  Rydex Global Advisors
     TACTICAL       Portfolio's  shares  should also  decrease  on a daily  basis by the amount of the  decrease in  (f/k/a PADCO Advisors
   ALLOCATION       value of the underlying  index.  The Portfolio  invests  principally in securities of companies        II, Inc.)
                    included in the underlying  index. It also may invest in other  instruments  whose  performance is  expected  to  correspond  to that of the  underlying  index,  and may engage in futures and options transactions and enter into swap agreements.
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------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    INVESCO Variable  Investment  Funds - Dynamics:  seek long-term  capital growth.  The Portfolio   INVESCO Funds Group,
                    invests at least 65% of its assets in common  stocks of mid-sized  companies.  INVESCO  defines           Inc.
                    mid-sized  companies as companies  that are included in the Russell  Midcap Growth Index at the time of purchase,  or if not  included in that Index,  have market  capitalizations  of between
                    $2.5 billion and $15 billion at the time of purchase.  The core of the Portfolio's  investments are in securities of established  companies that are leaders in attractive  growth markets with a history of strong  returns.  The  remainder  of the  Portfolio is invested in  securities  of companies  that show  accelerating  growth,  driven by product  cycles,  favorable  industry or sector  conditions,  and other  factors  that  INVESCO  believes  will  lead to rapid  sales or earnings growth.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Technology:  seeks capital growth.  The Portfolio normally   INVESCO Funds Group,
                    invests  80% of its net assets in the  equity  securities  and  equity-related  instruments  of           Inc.
                    companies  engaged in  technology-related  industries.  These include,  but are not limited to, various applied technologies, hardware, software, semiconductors,  telecommunications equipment and services and service-related  companies in information  technology.  Many of these products and services are subject to rapid obsolescence,  which may lower market value of the securities of the  companies  in this  sector.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds - Health  Sciences:  seeks capital  growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instrumentsof  companies that develop,  produce or distribute  products or services  related to health care. These companies  include,  but are not limited to, medical  equipment or supplies, pharmaceuticals,  biotechnology and healthcare  providers and service  companies.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO Variable  Investment Funds - Financial  Services:  seeks capital growth.  The Portfolio   INVESCO Funds Group,
                    normally  invests at least 80% of its net assets in the equity  securities  and  equity-related           Inc.
                    instruments of companies  involved in the financial  services sector.  These companies include, but are not  limited  to,  banks  (regional  and  money-centers),  insurance  companies  (life,
                    property  and  casualty,  and  multiline),   investment  and  miscellaneous  industries  (asset
                    managers,  brokerage  firms,  and  government-sponsored  agencies)  and  suppliers to financial services  companies.  At any given time,  20% of the  Portfolio's  assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        INVESCO  Variable  Investment  Funds -  Telecommunications:  seeks  capital  growth and current   INVESCO Funds Group,
                    income.  The  Portfolio  normally  invests 80% of its net assets in the equity  securities  and           Inc.
                    equity-related  instruments  of  companies  engaged in the  design,  development,  manufacture, distribution,  or sale of  communications  services  and  equipment,  and  companies  that  are involved in supplying equipment or services to such companies.  The  telecommunications  sector
                    includes,   but  is  not  limited  to,  companies  that  offer  telephone  services,   wireless
                    communications,  satellite communications,  television and movie programming,  broadcasting and
                    Internet access. Many of these products and services are subject to rapid  obsolescence,  which may lower the market value of the  securities  of the  companies  in this sector.  At any given time, 20% of the Portfolio's assets is not required to be invested in the sector.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  GLOBAL EQUITY     Evergreen VA Global Leaders:  seeks to provide  investors with long-term  capital  growth.  The
                    Portfolio  normally  invests as least 65% of its assets in a diversified  portfolio of U.S. and
                    non-U.S.   equity  securities  of  companies  located  in  the  world's  major   industrialized
                    countries.  The Portfolio  will invest in no less than three  countries,  which may include the
                    U.S.,  but may invest more than 25% of its assets in one country.  The  Portfolio  invests only   Evergreen Investment
                    in the best 100  companies,  which are  selected by the  Portfolio's  manager  based on as high   Management Company,
                    return on equity,  consistent  earnings growth,  established  market presence and industries or           LLC
                    sectors with significant growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
-------------------
 SMALL CAP EQUITY   Evergreen VA Special Equity:  seeks capital  growth.  The Portfolio  normally  invests at least
                    80% of its assets in common  stocks of small  U.S.  companies  (i.e.,  companies  whose  market capitalizations  fall within the range of the Russell  2000(R)Index,  at the time of  purchase).
                    The remaining 20% of the  Portfolio's  assets may be represented by cash or invested in various   Evergreen Investment
                    cash  equivalents.  The Portfolio's  manager selects stocks of companies which it believes have   Management Company,
                    the potential for accelerated growth in earnings and price.                                               LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  MID-CAP EQUITY    Evergreen VA Omega:  seeks long-term capital growth.  The Portfolio invests primarily in common stocks and  securities  convertible  into  common  stocks of U.S.  companies  across all market
                    capitalizations.  The  Portfolio's  managers  employ  a  growth  style  of  equity  management.   Evergreen Investment
                    "Growth" stocks are stocks of companies that the Portfolio's  managers believe have anticipated   Management Company,
                    earnings ranging from steady to accelerated growth.                                                       LLC
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   INTERNATIONAL    ProFund  VP  Europe  30:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
       EQUITY       correspond to the daily  performance of the ProFunds  Europe 30 Index.  The ProFunds  Europe 30
                    Index,  created by ProFund  Advisors,  is composed of 30 companies whose principal  offices are located  in Europe  and whose  securities  are  traded on U.S.  exchanges  or on the  NASDAQ as depositary  receipts or ordinary  shares.  The  component  companies in the ProFunds  Europe 30
                    Index are  determined  annually  based upon their U.S.  dollar-traded  volume.  Their  relative weights are determined based on a modified market capitalization method.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  INTERNATIONAL     ProFund VP Asia 30: seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
      EQUITY        to the daily  performance  of the ProFunds Asia 30 Index.  The ProFunds Asia 30 Index,  created by ProFund Advisors,  is composed of 30 of the companies whose principal offices are located in the Asia/Pacific region,  excluding Japan, and whose securities are traded on U.S. exchanges or on the NASDAQ as  depository  receipts or  ordinary  shares.  The  component  companies  in the
                    ProFunds Asia 30 Index are  determined  annually  based upon their U.S.  dollar-traded  volume.
                    Their relative weights are determined based on the modified market capitalization method.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Japan: seeks daily investment results,  before fees and expenses, that correspond to the daily  performance  of the Nikkei 225 Stock  Average.  Since the  Japanese  markets are not open when  ProFund VP Japan  values its  shares,  ProFund VP Japan  determines  its  success in
  INTERNATIONAL     meeting this  investment  objective by comparing its daily return on a given day with the daily   ProFund Advisors LLC
      EQUITY        performance of related  futures  contracts  traded in the United  States.  The Nikkei 225 Stock
                    Average is a price-weighted  index of 225 large,  actively traded Japanese stocks traded on the
                    Tokyo Stock Exchange.  The Index is computed and distributed by the Nihon Keizai Shimbun.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Banks: seeks daily investment results,  before fees and expenses, that correspond to   ProFund Advisors LLC
                    the daily  performance  of the Dow Jones U.S.  Banks  Sector  Index.  The Dow Jones U.S.  Banks
                    Index measures the  performance of the banking  industry of the U.S.  equity market.  Component companies  include all  regional  and major U.S.  domiciled  international  banks,  savings and loans, savings banks,  thrifts,  building  associations and societies.  Investment and merchant banks are excluded.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Basic Materials:  seeks daily  investment  results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S. Basic  Materials  Sector Index.  The
                    Dow Jones U.S. Basic  materials  Sector Index measures the  performance of the basic  materials
      SECTOR        economic sector of the U.S. equity market.  Component  companies are involved in the production   ProFund Advisors LLC
                    of aluminum,  commodity chemicals,  specialty chemicals,  forest products,  non-ferrous metals, paper products, precious metals and steel.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  Biotechnology:  seeks daily  investment  results,  before fees and  expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Biotechnology  Index. The Dow Jones
                    U.S.  Biotechnology  Index measures the performance of the  biotechnology  industry of the U.S.
      SECTOR        equity  market.  Component  companies  include  those engaged in genetic  research,  and/or the   ProFund Advisors LLC
                    marketing  and  development  of  recombinant  DNA  products.  Makers  of  artificial  blood and contract biotechnology researchers are also included in the Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Consumer Cyclical:  seeks daily investment results,  before fees and expenses,  that correspond to the daily  performance of the Dow Jones U.S.  Consumer Cyclical Sector Index. The
                    Dow Jones U.S.  Consumer  Cyclical  Sector  Index  measures  the  performance  of the  consumer
      SECTOR        cyclical  economic  sector of the U.S. equity market.  Component  companies  include  airlines,   ProFund Advisors LLC
                    auto manufacturers,  auto parts, tires, casinos,  consumer  electronics,  recreational products and services,  restaurants,  lodging, toys, home construction, home furnishings and appliances, footwear, clothing and fabrics.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Consumer  Non-Cyclical:  seeks daily investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that correspond to the daily  performance of the Dow Jones U.S.  Consumer  Non-Cyclical  Sector
                    Index. The Dow Jones U.S.  Consumer  Non-Cyclical  Sector Index measures the performance of the consumer  non-cyclical  economic sector of the U.S. equity market.  Component companies include beverage  companies,  consumer service  companies,  durable and non-durable  household  product manufacturers, cosmetic companies, food products and agriculture and tobacco products.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Energy:  seeks daily investment results,  before fees and expenses,  that correspond   ProFund Advisors LLC
                    to the daily  performance of the Dow Jones U.S. Energy Sector Index.  The Dow Jones U.S. Energy
                    Sector  Index  measures  the  performance  of the  energy  sector  of the U.S.  equity  market.
                    Component  companies include oil drilling  equipment and services,  coal, oil  companies-major, oil companies-secondary,  pipelines, liquid, solid or gaseous fossil fuel producers and service companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Financial:  seeks  daily  investment  results,  before  fees  and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Financial  Sector  Index.  The Dow
                    Jones U.S.  Financial Sector Index measures the performance of the financial  services economic sector of the U.S.  equity market.  Component  companies  include  regional  banks,  major U.S.
                    domiciled  international banks, full line, life, and property and casualty insurance companies, companies that invest,  directly or indirectly in real estate,  diversified financial companies such  as  Fannie  Mae,  credit  card  insurers,  check  cashing  companies,  mortgage  lenders, investment  advisers and securities  broker-dealers,  investment banks,  merchant banks, online brokers, publicly traded stock exchanges.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Healthcare:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Healthcare  Sector Index.  The Down
                    Jones U.S.  healthcare Sector Index measures the performance of the healthcare  economic sector of the U.S. equity market.  Component  companies  include health care providers,  biotechnology companies, medical supplies, advanced medical devices and pharmaceuticals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Industrial:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Industrial  Sector Index.  The Dow
                    Jones U.S.  Industrial Sector Index measures the performance of the industrial  economic sector
                    of  the  U.S.  equity  market.   Component   companies   include  building   materials,   heavy
                    construction,  factory  equipment,  heavy machinery,  industrial  services,  pollution control,
                    containers  and  packaging,   industrial  diversified,   air  freight,  marine  transportation,
                    railroads,  trucking,  land-transportation  equipment,  shipbuilding,  transportation services, advanced industrial equipment, electric components and equipment, and aerospace.
------------------- ------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Internet:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to the daily  performance  of the Dow  Jones  U.S.  Internet  Index.  The Dow  Jones  Composite
                    Internet Index measures the  performance of stocks in the U.S. equity markets that generate the majority  of their  revenues  from the  Internet.  The  Index is  composed  of two  sub-groups:
                    Internet  Commerce - companies that derive the majority of their revenues from providing  goods and/or services through an open network,  such as a web site; and Internet Services - companies that derive the majority of their revenues from  providing  access to the Internet or providing services to people using the Internet.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Pharmaceuticals:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Pharmaceuticals  Sector Index.  The
                    Dow Jones U.S.  Pharmaceuticals Index measures the performance of the pharmaceuticals  industry of the U.S.  equity  market.  Component  companies  include  the  makers  of  prescription  and over-the-counter  drugs, such as aspirin, cold remedies,  birth control pills, and vaccines, as well as companies engaged in contract drug research..
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Precious Metals:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the  Philadelphia  Stock Exchange Gold & Silver Sector
                    Index.  The  Philadelphia  Stock Exchange Gold and Silver Sector Index measures the performance of the gold and  silver  mining  industry  of the global  equity  market.  Component  companies include  companies  involved in the mining and production of gold,  silver,  and other precious metals,  precious  stones and pearls.  The Index does not include  producers  of  commemorative medals and coins that are made of these metals.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Real  Estate:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Real Estate  Index.  The Dow Jones
                    U.S. Real Estate Index measures the  performance of the real estate industry of the U.S. equity
                    market.   Component  companies  include  those  that  invest  directly  or  indirectly  through
                    development,   management  or  ownership  of  shopping  malls,  apartment  buildings,   housing
                    developments  and, real estate  investment  trusts ("REITs") that invest in apartments,  office and  retail  properties.  REITs are  passive  investment  vehicles  that  invest  primarily  in income-producing real estate or real estate related loans or interests.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP  Semiconductor:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the Dow Jones U.S.  Semiconductor  Index. The Dow Jones
                    U.S.  Semiconductor  Index measures the performance of the  semiconductor  industry of the U.S.
                    equity market.  Component  companies are engaged in the production of semiconductors  and other integrated chips, as well as other related products such as circuit boards and motherboards.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund  VP  Technology:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance  of the Dow Jones U.S.  Technology  Sector Index.  The Dow
                    Jones U.S.  Technology  Sector Index measures the  performance of the technology  sector of the
                    U.S.  equity  market.  Component  companies  include  those  involved in  computers  and office
                    equipment,  software,   communications  technology,   semiconductors,   diversified  technology
                    services and internet services.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
      SECTOR        ProFund VP Telecommunications:  seeks daily investment results,  before fees and expenses, that   ProFund Advisors LLC
                    correspond to the daily performance of the Dow Jones U.S.  Telecommunications Sector Index. The
                    Dow  Jones  U.S.   Telecommunications   Sector   Index   measures   the   performance   of  the
                    telecommunications  economic  sector of the U.S.  equity market.  Component  companies  include fixed line communications and wireless communications companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund  VP  Utilities:  seeks  daily  investment  results,  before  fees  and  expenses,  that correspond to the daily  performance  of the Dow Jones U.S.  Utilities  Sector  Index.  The Dow
      SECTOR        Jones U.S.  Utilities Sector Index measures the performance of the utilities economic sector of   ProFund Advisors LLC
                    the U.S. equity market.  Component  companies  include  electric  utilities,  gas utilities and water utilities.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
THE PROFUND VP PORTFOLIOS  DESCRIBED  BELOW ARE AVAILABLE AS  SUB-ACCOUNTS  TO ALL ANNUITY  OWNERS.  EACH  PORTFOLIO  PURSUES AN INVESTMENT
STRATEGY THAT SEEKS TO PROVIDE DAILY  INVESTMENT  RESULTS,  BEFORE FEES AND EXPENSES,  THAT MATCH A WIDELY  FOLLOWED  INDEX,  INCREASE BY A
SPECIFIED FACTOR RELATIVE TO THE INDEX,  MATCH THE INVERSE OF THE INDEX OR THE INVERSE OF THE INDEX MULTIPLIED BY A SPECIFIED  FACTOR.  THE
INVESTMENT  STRATEGY OF SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY) THE DAILY INVESTMENT  RESULTS OF THE APPLICABLE
INDEX.  IT IS RECOMMENDED  THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL  ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC
OR TACTICAL  ASSET  ALLOCATION  STRATEGY  INVEST IN THESE  PORTFOLIOS.  WE HAVE  ARRANGED THE  PORTFOLIOS  BASED ON THE INDEX ON WHICH IT'S
INVESTMENT STRATEGY IS BASED.
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--------------------------------------------------------------------------------------------------------------------------------------------
The S&P 500 Index(R)is a widely used measure of large-cap  U.S. stock market  performance.  It includes a  representative  sample of leading companies in leading  industries.  Companies  are selected for inclusion in the Index by Standard & Poor's(R)for being U.S.  companies  with adequate liquidity, appropriate market capitalization financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
     S&P 500        the daily performance of the S&P 500(R)Index.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP Bear: seeks daily investment results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the inverse  (opposite) of the daily  performance of the S&P 500(R)Index.  If ProFund VP Bear is successful in meeting its objective,  its net asset value should gain  approximately  the same, on a  percentage  basis,  as any  decrease  in the S&P 500(R)Index when the Index  declines on a given  day.  Conversely,  its  net  asset  value  should  lose  approximately  the  same,  on a percentage basis, as any increase in the Index when the Index rises on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
     S&P 500        ProFund VP UltraBull (f/k/a ProFund VP Bull Plus): seeks daily investment results,  before fees   ProFund Advisors LLC
                    and expenses,  that correspond to twice (200%) the daily  performance of the S&P 500(R)Index. If the ProFund VP UltraBull is  successful  in meeting its  objective,  its net asset value should gain  approximately  twice as much, on a percentage basis, as the S&P 500(R)Index when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much,  on a percentage  basis,  as the Index when the Index  declines on a given day.  Prior to
                    May 1, 2003,  ProFund VP UltraBull was named "ProFund VP Bull Plus" and sought daily investment results that corresponded to one and one-half times the daily performance of the S&P 500(R)Index
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The NASDAQ-100 Index(R)is a market capitalization  weighted index that includes 100 of the largest domestic and international  non-financial companies listed on The NASDAQ Stock Market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP OTC: seeks daily investment  results,  before fees and expenses,  that correspond to   ProFund Advisors LLC
                    the daily performance of the NASDAQ-100  Index(R).  "OTC" in the name of ProFund VP OTC refers to securities that do not trade on a U.S. securities exchange,  as registered under the Securities
                    Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund  VP  Short  OTC:  seeks  daily  investment  results,  before  fees and  expenses,  that   ProFund Advisors LLC
                    correspond to the inverse  (opposite) of the daily  performance  of the NASDAQ-100  Index(R).  If
                    ProFund VP Short OTC is  successful in meeting its  objective,  its net asset value should gain approximately  the same, on a percentage  basis, as any decrease in the NASDAQ-100  Index(R)when the Index declines on a given day.  Conversely,  its net asset value should lose  approximately the same, on a percentage  basis,  as any increase in the Index when the Index rises on a given day.  "OTC" in the name of  ProFund VP Short OTC  refers to  securities  that do not trade on a
                    U.S. securities exchange, as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    NASDAQ 100      ProFund VP UltraOTC:  seeks daily investment results, before fees and expenses, that correspond   ProFund Advisors LLC
                    to twice  (200%) the daily  performance  of the  NASDAQ-100  Index(R).  If ProFund VP UltraOTC is
                    successful in meeting its  objective,  its net asset value should gain  approximately  twice as much,  on a percentage  basis,  as the  NASDAQ-100  Index(R)when the Index rises on a given day.
                    Conversely,  its net asset  value  should lose  approximately  twice as much,  on a  percentage basis,  as the Index when the Index  declines  on a given day.  "OTC" in the name of ProFund VP
                    UltraOTC refers to securities that do not trade on a U.S.  securities  exchange,  as registered under the Securities Exchange Act of 1934.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P MidCap 400 Index(R)is a widely used  measure of  mid-sized  company  U.S.  stock  market  performance.  Companies  are  selected for inclusion  in the Index by  Standard & Poor's(R)for being U.S.  companies  with  adequate  liquidity,  appropriate  market  capitalization, financial viability and public float.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Value:  seeks daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond  to the  daily  performance  of the  S&P  MidCap  400/Barra  Value  Index(R).  The S&P
                    MidCap400/Barra  Value Index(R)is designed to differentiate  between fast growing  companies and slower  growing or  undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP Mid-Cap  Growth:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond to the daily  performance of the S&P MidCap 400/Barra Growth Index(R).  The S&P MidCap
                    400/Barra Growth Index(R)is designed to differentiate  between fast growing companies and slower growing  or  undervalued  companies.  Standard  &  Poor's  and  Barra  cooperate  to  employ  a price-to-book value calculation whereby the market  capitalization of the S&P MidCap 400 Index(R)
                    is divided equally between growth and value.  The Index is rebalanced twice per year..
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
  S&P MIDCAP 400    ProFund VP  UltraMid-Cap:  seeks  daily  investment  results,  before fees and  expenses,  that   ProFund Advisors LLC
                    correspond to twice (200%) the daily  performance  of the S&P MidCap 400 Index(R).  If ProFund VP
                    UltraMid-Cap  is  successful  in  meeting  its  objective,  its net  asset  value  should  gain approximately  twice as much,  on a  percentage  basis,  as the S&P MidCap 400 Index(R)when the
                    Index rises on a given day.  Conversely,  its net asset value should lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The S&P SmallCap 600 Index(R)consists of 600 domestic  stocks chosen for market size,  liquidity,  and industry group  representation.  The
Index comprises stocks from the industrial, utility, financial, and transportation sectors.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Value:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P  SmallCap  600/Barra  Value  Index(R).  The S&P
                    SmallCap  600/Barra Value Index(R)is designed to  differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value  calculation  whereby the market  capitalization of the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
 S&P SMALLCAP 600   ProFund VP Small-Cap Growth:  seeks daily investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to the daily  performance  of the S&P SmallCap  600/Barra  Growth  Index(R).  The S&P
                    SmallCap  600/Barra Growth Index(R)is designed to differentiate  between fast growing  companies and slower growing or undervalued  companies.  Standard & Poor's and Barra  cooperate to employ a price-to-book  value calculation  whereby the market  capitalization-of  the S&P SmallCap 600
                    Index(R)is divided equally between growth and value.  The Index is rebalanced twice per year.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
The Russell 2000 Index(R)measures the performance of the 2,000 small companies in the Russell 3000 Index(R)representing  approximately 8% of the total market  capitalization  of the Russell 3000 Index(R),  which in turn  represents  approximately  98% of the investable  U.S. equity market.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   RUSSELL 2000     ProFund VP  UltraSmall-Cap:  seeks daily  investment  results,  before fees and expenses,  that   ProFund Advisors LLC
                    correspond  to twice (200%) the daily  performance  of the Russell  2000(R)Index.  If ProFund VP
                    UltraSmall-Cap  is  successful  in meeting  its  objective,  its net asset  value  should  gain approximately  twice as much, on a percentage  basis, as the Russell 2000 Index(R)when the Index rises on a given day.  Conversely,  its net asset  value  should  lose  approximately  twice as much, on a percentage basis, as the Index when the Index declines on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP U.S.  Government  Plus: seeks daily  investment  results,  before fees and expenses,   ProFund Advisors LLC
                    that  correspond  to one and  one-quarter  times  (125%) the daily  price  movement of the most recently  issued  30-year U.S.  Treasury  Bond ("Long  Bond").  In  accordance  with its stated
                    objective,  the net asset value of ProFund VP U.S. Government Plus generally should decrease as interest  rates  rise.  If  ProFund  VP U.S.  Government  Plus is  successful  in  meeting  its objective,  its net asset value should gain  approximately  one and one-quarter times (125%) as much,  on a  percentage  basis,  as any  daily  increase  in the  Long  Bond  on a  given  day.
                    Conversely,  its net asset value should lose  approximately one and one-quarter (125%) as much, on a percentage basis, as any daily decrease in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
 U.S. GOV'T BOND    ProFund VP Rising Rates Opportunity:  seeks daily investment results, before fees and expenses,   ProFund Advisors LLC
                    that correspond to one and one-quarter  times (125%) the inverse  (opposite) of the daily price movement of the most recently  issued Long Bond. In accordance with its stated  objective,  the net asset value of ProFund VP Rising Rates  Opportunity  generally  should decrease as interest rates fall. If ProFund VP Rising Rates  Opportunity  is  successful  in meeting its  objective, its net asset value should gain  approximately  one and one-quarter  times (125%) as much, on a percentage  basis, as any daily decrease in the Long Bond on a given day.  Conversely,  its net asset  value  should  lose  approximately  one and  one-quarter  times  (125%)  as  much,  on a percentage basis, as any daily increase in the Long Bond on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                         PORTFOLIO
       TYPE                                                                                                                 ADVISOR/
                                                                                                                          SUB-ADVISOR
                    ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------

Each  portfolio of the First Defined  Portfolio Fund LLC invests in the securities of a relatively few number of issuers or in a particular sector of the economy.  Since the assets of each  portfolio are invested in a limited number of issuers or a limited sector of the economy, the net asset value of the portfolio may be more susceptible to a single adverse economic,  political or regulatory occurrence.  Certain of the  portfolios  may also be subject to  additional  market risk due to their  policy of  investing  based on an  investment  strategy  and generally not buying or selling  securities in response to market  fluctuations.  Each  portfolio's  relative lack of diversity and limited ongoing management may subject Owners to greater market risk than other portfolios.

The stock selection date for each of the strategy  Portfolios of the First Defined  Portfolio Fund LLC is on or about December 31st of each year. The holdings for each strategy  Portfolio  will be adjusted  annually on or about  December 31st in accordance  with the  Portfolio's investment  strategy.  At that time,  the  percentage  relationship  among the shares of each issuer held by the Portfolio is  established.
Through the next one-year  period that  percentage  will be  maintained  as closely as  practicable  when the  Portfolio  makes  subsequent purchases and sales of the securities.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
    LARGE CAP       First Trust(R)10 Uncommon  Values:  seeks to provide  above-average  capital  appreciation.  The   First Trust Advisors
       BLEND        Portfolio  seeks to achieve its  objective  by  investing  primarily  in the ten common  stocks           L.P.
                    selected by the Investment  Policy Committee of Lehman Brothers Inc.  ("Lehman  Brothers") with the assistance of the Research  Department of Lehman  Brothers which, in their opinion have the greatest  potential for capital  appreciation  during the next year. The stocks included in the
                    Portfolio  are adjusted  annually on or about July 1st in  accordance  with the  selections  of
                    Lehman Brothers.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    The  Prudential  Series  Fund,  Inc.  - SP  Jennison  International  Growth:  seeks to  provide
                    long-term   growth  of  capital.   The   Portfolio   pursues  its  objective  by  investing  in
                    equity-related  securities of foreign  issuers that the  Sub-advisor  believes will increase in value over a period of years.  The  Portfolio  invests  primarily  in the common stock of large and  medium-sized  foreign  companies.  Under normal  circumstances,  the Portfolio  invests at
     INTER-         least 65% of its total  assets in common  stock of foreign  companies  operating or based in at
 NATIONAL EQUITY    least five different  countries.  The Portfolio  looks  primarily for stocks of companies whose        Prudential
                    earnings are growing at a faster rate than other companies and that have  above-average  growth     Investments LLC/
                    in earnings and cash flow, improving profitability,  strong balance sheets, management strength   Jennison Associates
                    and strong  market  share for its  products.  The  Portfolio  also tries to buy such  stocks at           LLC
                    attractive prices in relation to their growth prospects.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

"Standard & Poor's(R),"  "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of the McGraw-Hill  Companies,
Inc.  and have  been  licensed  for use by  American  Skandia  Investment  Services,  Incorporated.  The  Portfolio  is not
sponsored,  endorsed,  sold or promoted by Standard & Poor's and Standard & Poor's makes no  representation  regarding  the advisability of investing in the Portfolio.

The First Trust(R)10 Uncommon Values portfolio is not sponsored or created by Lehman  Brothers,  Inc.  ("Lehman  Brothers").
Lehman  Brothers'  only  relationship  to First  Trust is the  licensing  of certain  trademarks  and trade names of Lehman
Brothers and of the "10 Uncommon  Values" which is determined,  composed and calculated by Lehman  Brothers  without regard to First Trust or the First Trust(R)10 Uncommon Values portfolio.

Dow Jones has no  relationship  to the  ProFunds  VP,  other than the  licensing  of the Dow Jones  sector  indices and its service marks for use in connection  with the ProFunds VP. The ProFunds VP are not sponsored,  endorsed,  sold, or promoted by  Standard  & Poor's or  NASDAQ,  and  neither  Standard & Poor's nor  NASDAQ  makes any  representations  regarding  the advisability of investing in the ProFunds VP.

FEES AND CHARGES

WHAT ARE THE ANNUITY FEES AND CHARGES?

Tax Charges:  Several states and some municipalities charge premium taxes or similar taxes on annuities.  The amount of tax will vary from  jurisdiction to jurisdiction  and is subject to change.  Currently,  the state tax charge ranges from 0% to
3 1/2%.  We will deduct the amount of any tax charge at the time your Premium is applied to the Annuity.

We may assess a charge against the Sub-accounts equal to any taxes, which may be imposed upon the Separate Account.

Transfer Fee:  Currently,  you may make twenty (20) free transfers  between  investment  options each Annuity Year. We will charge  $10.00 for each  transfer  after the  twentieth  in each Annuity  Year.  Transfers  made as part of a  rebalancing, market timing or third party investment  advisory service will be subject to the  twenty-transfer  limit. For a description of these  programs see "Do You Offer Any Automatic  Rebalancing  Programs?"  However,  all  transfers  made on the same day will be treated as one (1) transfer.  We may reduce the number of free  transfers  allowable  each Annuity Year (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of  electronic  means to transmit  your  transfer requests.  We may eliminate the Transfer Fee for transfer requests  transmitted  electronically or through other means that reduce our processing costs.

WHAT CHARGES ARE DEDUCTED BY THE SEPARATE ACCOUNT?

Insurance  Charge:  We deduct an Insurance  Charge daily  against the average daily assets  allocated to the  Sub-accounts.
The Insurance  Charge is the  combination  of the  Mortality & Expense Risk Charge  (1.10%) and the  Administration  Charge
(0.15%).  The total  charge is equal to 1.25% on an annual  basis.  If the  Optional  Guarantee  Feature  is  selected  the
Insurance  Charge is the  combination  of the  Mortality  & Expense  Risk  Charge  (2.10%)  and the  Administration  Charge
(0.15%).  The total charge is equal to 2.25% on an annual basis.  The Insurance  Charge is intended to compensate  American
Skandia for providing  the  insurance  benefits  under the Annuity,  including  the risk that persons we guarantee  Annuity
Payments to will live longer than our assumptions.  The charge also covers  administrative  costs associated with providing the Annuity  benefits,  including  preparation of the contract,  confirmation  statements,  annual  account  statements and annual reports,  legal and accounting  fees, as well as various  related  expenses.  The charge for the Optional  Guarantee
Feature covers our risk that the  Guaranteed  Annuity  Payment Amount may be higher than the Annuity  Payment Amount at any time the  Annuitant(s) is alive.  Finally,  the charge covers the risk that our  assumptions  about the mortality risks and expenses  under this Annuity are incorrect  and that we have agreed to increase  these charges over time despite our actual costs. We may increase the portion of the total Insurance  Charge that is deducted as an  Administration  Charge.  However, any increase will only apply to an Annuity issued after the date of the increase.

We may reduce the portion of the total  Insurance  Charge that is deducted as an  Administration  Charge when an Annuity is sold to individuals or a group of individuals in a manner that reduces our  administrative  expenses under the Annuity.  In reducing this portion of the charge we consider among other things:  (a) the size and type of the group;  (b) the number of annuities  purchased by an Owner; (c) the amount of Premium;  and/or (d) other transactions where  administrative  expenses are likely to be reduced.  We will not discriminate  unfairly between Annuity  purchasers if and when we reduce the portion of the Insurance Charge attributed to the charge covering administrative costs.

WHAT CHARGES ARE ASSESSED BY THE PORTFOLIOS?
We do not  assess any  charges  directly  against  the  Portfolios.  However,  each  Portfolio  charges a total  annual fee comprised of an investment  management  fee,  operating  expenses and any  distribution  and service  (12b-1) fees that may apply.  These fees are deducted daily by each  Portfolio  before it provides  American  Skandia with the net asset value as of the close of business each day. More detailed  information  about fees and charges can be found in the  prospectuses for the Portfolios.  Please also see "Service Fees Payable by Underlying Funds".

PURCHASING YOUR ANNUITY

WHAT ARE THE REQUIREMENTS FOR PURCHASING THE ANNUITY?

Premium  Payment:  You must make a minimum  Premium  payment of not less than $35,000.  We must receive the entire  Premium payment amount before we invest your Net Premium (and any applicable Credits) in the Annuity.

Where allowed by law,  Premium  payments in excess of $1,000,000  require our approval  prior to  acceptance.  We may apply certain limitations and/or  restrictions on the Annuity as a condition of our acceptance,  including changing the number of transfers  allowable  under the Annuity or restricting  the  Sub-accounts  that are  available.  Other  limitations  and/or restrictions may apply.

Except as noted below,  Premium  payments  must be  submitted  by check drawn on a U.S.  bank,  in U.S.  dollars,  and made payable to American  Skandia.  Premium  payments  may also be  submitted  via 1035  exchange  or direct  transfer of funds.
Under  certain  circumstances,  Premium  payments may be  transmitted  to American  Skandia via wiring  funds  through your investment  professional's  broker-dealer  firm. We may reject any payment if it is received in an  unacceptable  form. Our acceptance of a check is subject to our ability to collect funds.

We may require certain information before we issue an Annuity,  including,  but not limited to, evidence satisfactory to us of the age of each Annuitant.

Once we agree to issue an  Annuity,  we invest your Net  Premium  (and any  applicable  Credits)  in the  Annuity.  The Net
Premium is your  Premium  minus any Tax Charges that may apply.  We apply the Net Premium  based on your  instructions  for allocating your Income Base among one or more Sub-accounts.

Age  Restrictions:  The  Annuitant(s) may not be greater than age 85 on the Issue Date. If there is more than one Annuitant named,  the youngest  Annuitant may not be greater than age 85 on the Issue Date. The Issue Date age  restriction  does not apply to the Annuity when it is used as an annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by American Skandia.

Use of the Annuity as an  Annuitization or Settlement  Option:  When this Annuity is used as an annuitization or settlement option from a deferred annuity or a life insurance policy issued by American  Skandia,  the age restriction and "free-look"
or "right to cancel" sections of this Annuity do not apply.

Owner,  Annuitant,  and Beneficiary  Designations:  We require you to name the Owner(s),  Annuitant(s) and Beneficiary(ies)
for your Annuity.

|X|      Owner:  We assume the  Annuitant is also the Owner unless you indicate  otherwise.  Similarly,  if there are joint
         -----
       Annuitants,  we  assume  each  Annuitant  is a joint  Owner.  You may name  more  than one  Owner in which  case all ownership  rights are held  jointly.  You may name a contingent  Owner.  Ownership  rights pass to such a contingent
       Owner upon the death (or in the case of an entity,  the  dissolution) of the Owner.  Unless you indicate  otherwise, no rights pass to any contingent Owner until the death (or dissolution) of all Owners.

       All  ownership  rights pass to the  Beneficiary  as of the  Inheritance  Date unless you instruct us that  ownership should  remain with any then  surviving  Owners.  If ownership  rights vest in a  Beneficiary  and there is no prior irrevocable  contingent  Beneficiary  designation,  such  Beneficiary  may name a person or entity  to  receive  any remaining Annuity Payments yet to be paid subsequent to such Beneficiary's death.

|X|      Annuitant:  The Annuitant is the person we agree to make Annuity  Payments to and during whose life we continue to
         ---------
       make  such  payments.  You may  name one or two  Annuitants.  The  Annuitant  can be,  but does not have to be,  the
       Owner.  You must name an Annuitant who is a natural  person.  Because our  assumptions  about  Annuity  Payments are based on the age, life expectancy, and where permitted gender of the Annuitant(s),  the Annuitant designation cannot be changed once your Annuity is issued.

|X|      Beneficiary:  The Beneficiary(ies)  is/are the person(s) or entity(ies) you name to receive any remaining payments
         -----------
       under the Annuity if there is any remaining  Inheritance  Period and if there is Cash Value due. You may name one or more primary  Beneficiaries  and one or more contingent  Beneficiaries.  Payments to your  Beneficiary(ies)  will be made in equal proportions  unless you notify us otherwise.  We will make payment to a contingent  Beneficiary if the primary  Beneficiary dies before the Inheritance  Date. If no Beneficiary is alive as of the Inheritance Date or you do not make a Beneficiary  designation,  any remaining  Annuity Payments will be made to you or your estate.  Unless you  indicate  otherwise,  no rights pass to any  contingent  Beneficiary  until the death (or  dissolution)  of all
       Beneficiaries.  If Annuity  Payments are being made to a Beneficiary  and the  Beneficiary has not named a person or entity to receive Annuity  Payments during any remaining  Inheritance  Period  subsequent to his or her death,  then such Annuity Payments will be made to the Beneficiary's estate.  Beneficiary  designations can be changed unless the
       Owner requests that the designation be made irrevocable.

Your choice of Annuitant(s)  and  Beneficiary(ies)  can have  significant tax  implications.  You should seek competent tax advice on the income, estate and gift tax implications of your designations.

MAY I RETURN THE ANNUITY IF I CHANGE MY MIND?

If after  purchasing  your  Annuity you change your mind and decide that you do not want it, you may return it to us within a certain  period of time known as a right to cancel  period.  This is often  referred to as a  "free-look".  Depending  on the state in which you purchased  your Annuity,  and, in some states,  if you purchased the Annuity as a replacement  for a prior contract,  the right to cancel period may be ten (10) days,  twenty-one  (21) days or longer,  measured from the time that you received  your  Annuity.  If you return your Annuity  during the  applicable  period,  we will refund your current
Income  Base,  less any  Credits,  plus any Tax Charges  deducted.  This  amount may be higher or lower than your  original
Premium.  Where required by law, we will refund your current Income Base or the amount of your initial  Premium,  whichever is greater.  The same rules may apply to an Annuity  that is purchased  as an IRA. In any  situation  where we are required to return  the  greater  of your  Premium  or  Income  Base,  we may  allocate  your  Income  Base to the AST Money  Market
Sub-account  during the right to cancel  period and for a  reasonable  additional  amount of time to allow for  delivery of your  Annuity.  If you  exercise  your right to return  the  Annuity,  we will not  return  any  Credits we applied to your
Annuity based on your Premium (see below).

If you are using the Annuity as an  annuitization  or settlement  option from a deferred annuity or a life insurance policy issued by American Skandia, you do not have a right to cancel.

WILL I RECEIVE CREDITS ON MY PREMIUM?

We may credit  additional  amounts to your Annuity  based on the age of the youngest  Annuitant on the Issue Date.  Credits are applied as a percentage  of the Premium as shown in the table below.  Any such Credit will  increase the amount that is applied to your Annuity when determining the value upon which we base your Annuity Payments.

                                         ---------------------------------- --------------------
                                                  Annuitant's Age             Credit Amount*
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 59 and below                           3%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 60 through Age 65                      2%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 66 through Age 71                      1%
                                         ---------------------------------- --------------------
                                         ---------------------------------- --------------------
                                         Age 72 and older                           0%
                                         ---------------------------------- --------------------
                                             *  as a percentage of the Premium.

Credits are provided in higher  amounts for younger  Annuitants  primarily  to reflect the longer  duration of time that we anticipate  making Annuity Payments,  and during which time we will deduct the Insurance Charge under the Annuity.  Credits are  provided  in lieu of making  specific  variations  in the  Annuity's  charges to reflect  differences  in  anticipated persistency  rates for each class of  Annuitants  based on their age on the Issue Date.  The life  expectancies  of younger
Annuitants  are greater than older  Annuitants.  Consequently,  Credits are  intended to offset a portion of the  Insurance
Charge  deducted  over time for these  younger  Annuitants  since  the  Insurance  Charge  is  deducted  as a fixed  annual percentage while the Annuity remains in force.

Credits are provided from our general  account.  Currently,  Credits are applied to all Annuities;  although we reserve the right to cease applying Credits for Annuities sold in the future.  Any such decision will not effect your Annuity.

How are Credits applied to my Annuity?
Any Credits are applied to your  Annuity at the time the  qualifying  Net Premium is applied to your Income  Base.  Credits are allocated to the investment options in the same ratio as the applicable Net Premium is applied.

|X|      Any Credits  applied to your Annuity can be recovered by us if you elect to "Free-Look"  your Annuity.  The amount returned to you will not include any Credits.
|X|      We do not consider Credits to be "investment in the contract" for income tax purposes (see "Tax Considerations").

MANAGING YOUR ANNUITY

ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN SUB-ACCOUNTS?

You may make  transfers  between  investment  options.  Transfers  are not subject to taxation  on any gain.  We  currently limit the number of  Sub-accounts  you can invest in at any one time to twenty (20) or, if asset  allocation  is  required, the number of categories in the asset  allocation  model.  We may require a minimum of $500 in any Sub-account to which you allocate  your Income Base at the time of any  allocation  or transfer.  If you request a transfer  and, as a result of the transfer,  there would be less than $500 in the  Sub-account,  we may transfer the remaining Income Base in the Sub-account pro rata to the other investment options to which you transferred.

We may impose specific  restrictions on financial  transactions for certain Portfolios based on the Portfolio's  investment restrictions.  Currently,  any purchase,  redemption or transfer  involving the Rydex or ProFunds VP  Sub-accounts  must be received by us no later than one hour prior to any announced  closing of the  applicable  securities  exchange  (generally,
3:00 p.m.  Eastern time) to be processed on the current  Valuation Day. The "cut-off" time for such financial  transactions involving a Rydex or ProFunds VP Sub-account  will be extended to1/2hour prior to any announced  closing  (generally,  3:30
p.m.   Eastern  time)  for   transactions   submitted   electronically   through   American   Skandia's   Internet  website
(www.americanskandia.com).

Currently,  we charge $10.00 for each transfer after the twentieth  (20th) in each Annuity Year,  including  transfers made as part of any  rebalancing,  market  timing or third party  investment  advisory  service which you have  authorized.  All rebalancing  transfers  made on the same day as part of an automatic  rebalancing  program are  considered  as one transfer when  counting the number of  transfers  each year  towards the maximum of 20 free  transfers.  We may reduce the number of free  transfers  allowable  each Annuity Year  (subject to a minimum of eight)  without  charging a Transfer Fee unless you make use of electronic means to transmit your transfer  requests.  We may eliminate the Transfer Fee for transfer  requests transmitted electronically or through other means that reduce our processing costs.

We  reserve  the right to limit the number of  transfers  in any  Annuity  Year for all  existing  or new  Owners.  We also reserve the right to limit the number of transfers  in any Annuity  Year or to refuse any transfer  request for an Owner or certain Owners if: (a) we believe that excessive  trading or a specific  transfer request or group of transfer requests may have a detrimental  effect on the share prices of the  Portfolios;  or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares must be restricted  because of excessive  trading or a specific transfer or group of  transfers  is deemed to have a  detrimental  effect on the share prices of affected  Portfolios.  Without  limiting the above,  the most likely  scenario  where  either of the above could  occur would be if the  aggregate  amount of a trade or trades  represented  a  relatively  large  proportion  of  the  total  assets  of a  particular  Portfolio.  Under  such  a circumstance,  we will process  transfers  according to our rules then in effect and provide notice if the transfer request was denied.  If a transfer request is denied, a new transfer request may be required.

If you select the Optional  Guarantee  Feature,  you may only make transfers  within the asset  allocation model categories included in the Asset Allocation Program, described below.

MAY I AUTHORIZE MY INVESTMENT PROFESSIONAL TO MANAGE MY ACCOUNT?

You may authorize  your  investment  professional  to decide on the  allocation  of your Income Base and to make  financial transactions  between  investment  options while you are living,  subject to our rules.  You must contact us immediately if and when you  revoke  such  authority.  We will  not be  responsible  for  acting  on  instructions  from  your  investment professional  if you fail to inform is that such  person's  authority  has been  revoked.  We may also  suspend,  cancel or limit these privileges at any time.  We will notify you if we do.

We or an  affiliate  of ours may  provide  administrative  support to  licensed,  registered  investment  professionals  or investment  advisors who you authorize to make financial  transactions on your behalf.  These investment  professionals may be firms or persons who also are  appointed by us as  authorized  sellers of the Annuity.  However,  we do not offer advice about how to  allocate  your  Income  Base under any  circumstances.  Any  investment  professionals  you engage to provide advice and/or make transfers for you are not acting on our behalf.  We are not  responsible  for any  recommendations  such investment  professionals  make,  any market  timing or asset  allocation  programs  they choose to follow or any  specific transfers they make on your behalf.

AM I REQUIRED TO PARTICPATE IN THE ASSET ALLOCATION PROGRAM?

If you chose the Optional  Guarantee  Feature,  your Net Premium  (plus any  applicable  Credit) is allocated in accordance with an asset  allocation  model we select,  and your Income Base must be allocated in accordance with such a model. We may use a model  developed  and  maintained by us or we may elect to use a model  provided by an  independent  third party.  We reserve the right to change the model at any time.

The model we use will identify a number of asset  categories in which your Income Base must be allocated  (e.g.,  equities, debt,  and cash).  You must  allocate  Income Base to eligible  Sub-accounts  for each  separate  category.  We reserve the right to require that you use only one eligible Sub-account at a time to complete each category.

We  determine  which  Sub-accounts  are  eligible  for each  category or we may elect to follow the  recommendations  of an independent  third  party.  We may at any time make new  determinations  as to which  Sub-accounts  are  eligible  for each category.  We may do so for a variety of reasons  including,  but not limited to, a change in the investment  objectives or policies of a Portfolio,  or failure, in our sole determination,  of such Portfolio to invest in accordance with its stated
investment  objective or policies.  If we determine  that a Sub-account is no longer  eligible for that  category,  we will notify you at least 30 days before the Sub-account is unavailable.

You may transfer  Income Base  maintained in an asset  category to any other  eligible  Sub-account  within that  category.
Such transfers are counted towards the number of free transfers available under the Annuity.

At the beginning of each calendar  quarter,  we rebalance  the Income Base among  categories  according to the then current percentages  for the asset  allocation  model.  We expect that the current  percentages  for each  category may change from time to time.  Any  change  in the  current  percentages  will  become  effective  no later  than the  regularly  scheduled rebalancing of Income Base occurring on or immediately after the date of the change.

Under the Optional Guarantee  Feature,  the Sub-accounts that invest in the Portfolios in the table below currently are not available. All other Sub-accounts and Portfolios currently are available for your investment.

                        ----------------------------------------------------------------------------
                                            UNDERLYING PORTFOLIOS NOT AVAILABLE
                                              WITH OPTIONAL GUARANTEE FEATURE
                        ----------------------------------------------------------------------------
                        ----------------------------------------------------------------------------
                          AST William Blair International Growth
                          AST T. Rowe Price Natural Resources
                          AST Cohen & Steers Realty
                          AST DeAM Global Allocation
                          AST T. Rowe Price Asset Allocation
                          Montgomery Variable Series: Emerging Markets
                          Rydex Variable Trust: Nova, Ursa and OTC
                          INVESCO Variable Investment Funds, Inc.: All Portfolios
                          ProFunds VP: All Portfolios
                          First Defined Portfolio Fund LLC: First Trust(R)10 Uncommon Values
                        ----------------------------------------------------------------------------

DO YOU OFFER ANY OTHER ASSET ALLOCATION PROGRAMS?
Yes. We offer two different  asset  allocation  programs  designed for American  Skandia by  Morningstar  Associates,  LLC.
Each program is  available  to Annuity  Owners at no  additional  charge.  Each program is designed as a tool to enable you and your  investment  professional  to develop an asset  allocation  program that is appropriate  for you. Your  investment professional  will help you to complete an investor  questionnaire  that will help you and your investment  professional to determine  whether  participating in a program is appropriate for you and to determine your investment style from which you can choose the available  model  portfolios.  We offer one program where you and your investment  professional  choose from the  available  Sub-accounts  for each asset  class in the model  portfolio  you have chosen  based on your  answers to the questionnaire.  You may change your selected  Sub-accounts  at any time. We offer a second  program where the  Sub-accounts for  each  asset  class  in each  model  portfolio  are  designated  based  on an  objective  evaluation  of the  available
Sub-accounts.  If  you  elect  the  second  program,  the  selected  Sub-accounts  within  a  model  portfolio  may  change periodically.  Under both programs,  assets  allocated to the program are rebalanced on a periodic basis based on suggested changes to the allocation  percentages  for an asset class within a model portfolio or based on changes in the value of the
Sub-accounts.  Each asset allocation  program is subject to additional  limitations and  restrictions  which are more fully described in the enrollment form for the programs.

Asset  allocation is a  sophisticated  method of  diversification  which  allocates  assets among asset classes in order to manage  investment risk and enhance returns over the long term.  However,  asset  allocation does not guarantee a profit or protect  against a loss.  You are not  obligated to  participate  or to invest  according  to the program  recommendations.
American  Skandia does not intend to provide any personalized  investment  advice in connection with these programs and you should not rely on these  programs as providing  individualized  investment  recommendations  to you. The asset  allocation programs do not  guarantee  better  investment  results.  We reserve the right to terminate or change the asset  allocation programs at any time.  You should consult with your investment professional before electing any asset allocation program.

DO YOU OFFER ANY OTHER AUTOMATIC REBALANCING PROGRAMS?

Yes, if you do not elect the Optional Guarantee Feature,  we offer an automatic  rebalancing  program that can periodically reallocate  your  Income  Base among the  Sub-accounts  you  choose.  You can choose to have your  Income  Base  rebalanced quarterly,  semi-annually,  or annually.  On the appropriate date, your investment options are rebalanced to the allocation percentages  you request.  For example,  over time the  performance  of the  investment  options will differ,  causing your percentage  allocations to shift. With automatic  rebalancing,  we transfer the appropriate  amount from the "overweighted"
Sub-accounts  to the  "underweighted"  Sub-accounts  to return your  allocations  to the  percentages  you request.  If you request a transfer from or into any investment option  participating in the automatic  rebalancing  program, we will assume that you wish to change your rebalancing  percentages as well, and will  automatically  adjust the rebalancing  percentages in accordance with the transfer unless we receive alternate instructions from you.

ACCESS TO CASH VALUE

MAY I SURRENDER ALL OR PART OF MY ANNUITY?

Yes. As long as the  Annuitant  is alive,  you may  surrender  all of the Annuity for its Cash Value,  if any. You also may surrender  a portion  of your  Annuity (a minimum of $1,000 is  required)  as long as the  Annuitant  is alive and the Cash
Value  remaining  after the partial  surrender is at least $5,000.  The Cash Value,  if any, is always less than the Income
Base. If you elect a partial  surrender of the Annuity we will apply the surrender  pro-rata among all  Sub-accounts  where you are invested.  Such partial  surrender  will reduce  proportionately  all the Annuity's  Contract and Cash Values,  but
will not affect the Inheritance  Period.  This includes the Guaranteed  Annuity Payment Amount if you selected the Optional
Guarantee  Feature.  We may request  evidence  satisfactory  to us that the  Annuitant  is alive and other  information  to process the surrender request (see "Requirements for Surrender").

You may elect to return the Annuity during the free-look  period.  For additional  information  about  surrendering  during the free-look period, please refer to the section entitled "May I return the Annuity if I change my mind?"

WHAT IF MY INHERITANCE PERIOD IS ZERO, MAY I STILL MAKE A FULL OR PARTIAL SURRENDER?

No. If your  Annuity  has no  Inheritance  Period you may not make a full or  partial  surrender  because  there is no Cash
Value.

Requests for a Full or Partial  Surrender:  To request the forms  necessary to make a full or partial  surrender  from your
Annuity, contact our Customer Service Team at 1-800-752-6342 or visit our Internet Website at  www.americanskandia.com.  We must receive at our Office a request in writing and necessary  representations  in writing regarding tax withholdings for a full or partial surrender.

ANNUITY BENEFITS

What are the benefits of this annuity?

The Annuity  provides  Annuity  Payments  for the life of the  Annuitant,  and a guarantee  that Annuity  Payments  will be payable during any remaining  Inheritance  Period as of the Inheritance  Date,  even though no Annuitant is living.  If you choose the Optional  Guarantee Feature,  the Annuity provides an additional  benefit: a guarantee that, while the Annuitant is alive, the Annuity Payment Amount will not be less than the initial Guaranteed Annuity Payment Amount.

The following are key terms we use when describing the benefits of this Annuity:

Adjustment is a change to the  Annuity's  benefits  that occurs if, on an Annuity  Payment Date,  the Cash Value Trigger is
exceeded.

Annuity  Factors are factors we apply to determine the Schedule of Units.  Annuity Factors  reflect  assumptions  regarding the costs we expect to bear in  guaranteeing  payments  for the lives of the  Annuitants  and will depend on the  Benchmark
Rate, the  Inheritance  Period,  the  Annuitant's  attained age and where  permitted by law,  gender.  We may use different factors for different classes of Annuities.

Benchmark  Rate is an assumed  rate of return used in  determining  the  Annuity  Factors  and the  Schedule of Units.  The
Benchmark  Rate is currently 4% but we may use a different  rate for different  classes of  purchasers.  The Benchmark Rate for the Optional  Guarantee  Feature is currently 3% but we may use a different  rate for different  classes of purchasers.
The Benchmark Rate is set forth in the schedule page of your Annuity.

Cash Value  Trigger is an amount we use to determine  whether an  Adjustment  must be made to your  Annuity's  values.  The initial Cash Value  Trigger is a percentage of the Premium,  generally  85% of Premium,  and always equal to the Cash Value of your Annuity on the Issue Date.  We reserve the right to change the Cash Value Trigger at any time.

Inheritance Date is the date we receive, at our office, due proof satisfactory to us of the Annuitant's death and all other requirements that enable us to make payments for the benefit of a Beneficiary.  If there are joint Annuitants, the
Inheritance Date refers to the death of the last surviving Annuitant.

Inheritance  Period,  as discussed in the "Glossary of Terms," is a variable  period of time during which Annuity  Payments are due whether or not the Annuitant is still alive.  The Inheritance Period is represented in months or partial months.

Schedule of Units is a schedule for each  Sub-account of how many Units are expected to fund your Annuity's  benefits as of each Annuity  Payment  Date.  The  schedule  initially is assigned on the Issue Date and is based on the portion of the Net
Premium you allocate to a Sub-account,  the Benchmark  Rate, and Annuity  Factors.  Subsequently,  the Schedule of Units is
adjusted for transfers, Adjustments, or partial surrenders.

HOW DO WE CALCULATE YOUR ANNUITY PAYMENT?

This Annuity  attempts to cushion the Annuity  Payment Amount from the immediate  impact of Sub-account  performance.  This means that  positive  market  performance  will not always  increase  the  Annuity  Payment  Amount,  and  negative  market performance  will not always  decrease the Annuity Payment  Amount.  We accomplish  this cushion through a  "stabilization"
process.  The  stabilization  process  adjusts the length of the  Inheritance  Period while  generally  maintaining a level
Annuity  Payment  Amount.  When values  under the Annuity  exceed a trigger,  then an  Adjustment  is made to increase  the
Annuity  Payment Amount and decrease the Cash Value and the Inheritance  Period.  Adjustments do not change the Income Base of the  Annuity.  If the  Inheritance  Period  reaches  zero  and the  Annuitant  is still  alive,  Annuity  Payments  will continue.  The Annuity Payment Amount will vary depending on Sub-account performance.

Initial Annuity Payment
The initial  Annuity  Payment  Amount is  calculated  based on the Schedule of Units  multiplied  by the Unit Values on the
Issue Date of the Annuity.  We calculate  this value when we issue the Annuity and this is the amount  payable on the first
Annuity Payment Date.

Subsequent Annuity Payments
The amount of Subsequent  Annuity  Payments are  determined  one month in advance.  On the Annuity  Payment Date,  based on your current  allocations,  we calculate the  Inheritance  Period and the Cash Value.  We calculate these initial values as follows:

|X|      The  Inheritance  Period is first reduced by one month  (because one monthly period has passed) and then increased
              -------------------
              or  decreased  to reflect  the  difference  between  the value of the Units to be redeemed to fund the stable
              Annuity  Payment  Amount  and the value of the Units in the  Schedule  of Units.  Generally,  if  Sub-account performance  exceeds the Benchmark Rate, then the Inheritance Period will decrease less than one month, while if Sub-account  performance is less than the Benchmark Rate, the  Inheritance  Period will decrease more than one month.  Monthly  Annuity  Payment  Amounts  are  stabilized  while the  Inheritance  Period  absorbs  the immediate impact of market volatility.

|X|      The Cash Value is determined based on the new Inheritance Period and the current Unit Values.
             ----------

The next Annuity  Payment  Amount on each Annuity  Payment  Date will depend on whether the  Inheritance  Period is greater than or equal to zero and whether the Cash Value Trigger has been exceeded.

         INHERITANCE PERIOD GREATER THAN ZERO

         Cash Value Trigger not exceeded
         If the Cash Value  Trigger has not been  exceeded  then we do not make an  Adjustment.  The next  Annuity  Payment
                                        ---
         Amount is equal to the then current Annuity Payment  Amount.  The Inheritance  Period and the Cash Value initially calculated above are established.  The stabilization process maintains a level Annuity Payment Amount.

         Cash Value Trigger exceeded
         If the Cash  Value  Trigger  has been  exceeded  then we make an  Adjustment.  The Cash  Value of the  Annuity  is adjusted to be equal to the Cash Value Trigger and the Inheritance  Period is decreased.  The Schedule of Units is revised to reflect a higher  Annuity  Payment Amount to be paid on the next Annuity  Payment Date.  Adjustments do not change the Income Base of the Annuity.  The revised Annuity Payment Amount becomes the new stabilized  payment amount until there is an Adjustment or the Inheritance Period becomes equal to zero.

         INHERITANCE PERIOD EQUAL TO ZERO

         If the  Inheritance  Period is equal to zero,  the Annuity  does not have any Cash Value.  Annuity  Payments  will continue until the Inheritance Date;  however,  the Annuity Payment Amount may fluctuate each Annuity Payment Date with  changes  in Unit  Values.  The next  Annuity  Payment  Amount is  established  equal to the  number of Units scheduled to be paid under the Schedule of Units multiplied by the current Unit Values.

---------------------------------------------------------------------------------------------------------------------------
         If you have selected the Optional Guarantee Feature,  the Annuity Payment Amount will not be less than the initial
         Guaranteed Annuity Payment Amount.
---------------------------------------------------------------------------------------------------------------------------

CAN I CHANGE THE CASH VALUE TRIGGER?

Unless you have selected the Optional Guarantee  Feature,  you can adjust the Cash Value Trigger to 25%, 50%, or 75% of the original Cash Value Trigger on any Annuity Payment Date.

Reducing  the Cash Value  Trigger  increases  the  likelihood  that your Annuity  Payment  Amount will  increase.  However, reducing  the Cash Value  Trigger may also  result in using more Units to generate  the larger  monthly  payment.  This can also decrease the  Inheritance  Period more rapidly to support the higher  Annuity  Payment  Amount during  periods of poor market  performance,  which may effect the stability of future Annuity  Payments.  Any Adjustment to the Cash Value Trigger
is permanent  although you may  continue to decrease the trigger in the future to 25% of the original  Cash Value  Trigger.
If you have selected the Optional  Guarantee  Feature,  the Cash Value Trigger is set as of the Issue Date,  and may NOT be
changed.

CAN YOU ILLUSTRATE HOW ANNUITY PAYMENTS ARE MADE?

Shown below are examples of this Annuity,  as a non-qualified  annuity,  without the Optional  Guarantee Feature or Credits under  different  hypothetical  interest rate  scenarios for a randomly  chosen male and female aged 65 with a 4% Benchmark
Rate,  and a $50,000  Premium  amount.  We have deducted all fees and charges under this Annuity in these  examples.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 278.96      211.32   $ 50,000    $ 42,500    $ 278.96      132.90    $ 34,857   $ 24,404
                4%                278.96      211.32     50,000      42,500      278.96      156.83      41,916     32,503
                6%                278.96      211.32     50,000      42,500      278.96      166.53      45,789     36,713
                8%                278.96      211.32     50,000      42,500      278.96      175.13      49,903     41,083
               10%                278.96      211.32     50,000      42,500      299.05      161.47      53,912     42,500
               12%                278.96      211.32     50,000      42,500      322.34      142.75      57,988     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 175.01        0.00   $ 21,173         $ 0    $ 104.26        0.00     $ 8,332        $ 0
                4%                278.96       65.92     31,224      14,753      219.83        0.00      17,567          0
                6%                278.96      118.14     39,816      28,948      278.96       44.25      26,839     12,990
                8%                278.96      152.19     50,118      41,912      322.81      108.15      49,512     42,500
               10%                355.11      115.47     59,303      42,500      555.16       61.30      68,412     42,500
               12%                421.98       89.98     70,418      42,500      888.48       37.19     101,564     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 4% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 258.24      236.78   $ 50,000    $ 42,500    $ 258.24      144.79    $ 35,656   $ 24,173
                4%                258.24      236.78     50,000      42,500      258.24      179.86      42,775     33,347
                6%                258.24      236.78     50,000      42,500      258.24      193.11      46,680     37,896
                8%                258.24      236.78     50,000      42,500      258.54      204.14      50,826     42,500
               10%                258.24      236.78     50,000      42,500      279.62      178.24      54,810     42,500
               12%                258.24      236.78     50,000      42,500      296.48      158.15      59,069     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 162.01        0.00   $ 22,625         $ 0     $ 96.51        0.00     $ 8,891        $ 0
                4%                258.24       76.04     32,961      15,506      203.50        0.00      18,747          0
                6%                258.24      147.89     41,792      32,064      258.24       74.90      29,798     19,391
                8%                278.90      166.58     51,796      42,500      327.20      114.71      50,840     42,500
               10%                335.80      125.86     61,417      42,500      544.61       65.36      72,073     42,500
               12%                390.12       98.61     73,317      42,500      841.11       40.11     107,597     42,500
      ---------------------------------------------------------------------------------------------------------------------

Below are examples of this Annuity, as a non-qualified  annuity without Credits,  with the Optional Guarantee Feature under different  hypothetical  interest rate  scenarios for a randomly  chosen male and female aged 65 with a 3% Benchmark  Rate, and a $50,000  Premium  amount.  As in the above  examples we have deducted all fees and charges under this Annuity.  These values are illustrative only and are hypothetical.

      ---------------------------------------------------------------------------------------------------------------------
                                                            Male Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37      221.37   $ 50,000    $ 42,500    $ 249.37      148.67    $ 34,550   $ 25,151
                4%                249.37      221.37     50,000      42,500      249.37      167.89      41,435     32,509
                6%                249.37      221.37     50,000      42,500      249.37      175.80      45,210     36,410
                8%                249.37      221.37     50,000      42,500      249.37      182.87      49,219     40,492
               10%                249.37      221.37     50,000      42,500      264.57      173.21      53,211     42,500
               12%                249.37      221.37     50,000      42,500      287.28      153.60      57,176     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 249.37        0.00   $ 20,319         $ 0    $ 249.37        0.00     $ 7,773        $ 0
                4%                249.37       82.08     30,483      16,461      249.37        0.00      16,400          0
                6%                249.37      124.93     38,634      28,285      249.37       44.13      25,015     11,687
                8%                249.37      154.02     48,349      39,902      249.37      121.50      47,150     41,888
               10%                309.45      126.69     57,540      42,500      469.02       69.38      64,353     42,500
               12%                370.41       99.14     68,044      42,500      757.89       42.21      94,439     42,500
      ---------------------------------------------------------------------------------------------------------------------

      ---------------------------------------------------------------------------------------------------------------------
                                                           Female Age 65, 3% Benchmark Rate,
                                                                    $50,000 Premium
                             ----------------------------------------------------------------------------------------------
                                            Beginning Year 1                               Beginning Year 5
                             ----------------------------------------------------------------------------------------------
       Hypothetical Rate of    Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
              Return           Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98      248.47   $ 50,000    $ 42,500    $ 228.98      166.84    $ 35,323   $ 25,380
                4%                228.98      248.47     50,000      42,500      228.98      193.27      42,265     33,383
                6%                228.98      248.47     50,000      42,500      228.98      203.62      46,069     37,519
                8%                228.98      248.47     50,000      42,500      228.98      212.65      50,108     41,803
               10%                228.98      248.47     50,000      42,500      246.35      191.81      54,055     42,500
               12%                228.98      248.47     50,000      42,500      262.61      170.89      58,198     42,500

      ---------------------------------------------------------------------------------------------------------------------
       Hypothetical Rate of                Beginning Year 10                              Beginning Year 20
              Return
                             ----------------------------------------------------------------------------------------------
                               Annuity   Inheritance Income     Cash Value    Annuity   Inheritance Income Base Cash Value
                               Payment     Period       Base                  Payment     Period
                               Amount     (months)                            Amount     (months)
                0%              $ 228.98        0.00   $ 21,726         $ 0    $ 228.98        0.00     $ 8,275        $ 0
                4%                228.98       99.00     32,143      17,870      228.98        0.00      17,460          0
                6%                228.98      154.84     40,498      31,093      228.98       74.08      27,657     17,376
                8%                236.22      183.14     50,351      42,500      267.55      130.23      48,732     42,500
               10%                291.75      138.73     59,441      42,500      459.19       74.40      67,427     42,500
               12%                340.24      109.31     70,699      42,500      713.90       45.82      99,672     42,500
      ---------------------------------------------------------------------------------------------------------------------

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity  Payment is payable  monthly on the Annuity  Payment Date.  The initial  Annuity  Payment will be on a date of your choice of the 1st  through  the 28th day of the  calendar  month  following  the 30th day after the Issue Date of this
Annuity.  The Annuity Payment Date may not be changed after the Issue Date.

MAY I CONVERT ANNUITY PAYMENTS TO FIXED PAYMENTS?

Yes. You may convert to fixed  Annuity  Payments  but only after two (2) years from the  Annuity's  Issue Date.  Before any
Annuity  Payment Date after this period,  you may make an  irrevocable  election to convert to fixed Annuity  Payments.  If you elect fixed  payments,  on each Annuity Payment Date you will receive a fixed amount that will not vary with investment performance.  The value of these  payments  depends  on the Income  Base at the time of the  conversion,  the then  current
Inheritance  Period,  the Annuitant's age, gender (where  permitted),  and an assumed interest rate of not less than 3% per year.  The  subsequent  Annuity  Payment  Amount may be greater than,  equal to, or less than the current  Annuity  Payment
Amount.  The Inheritance  Period on conversion  will be fixed and  subsequently  reduced by one month each month.  However, after you have elected this option under this Annuity you will not be permitted to make full or partial surrenders.

WHO RECEIVES THE ANNUITY PAYMENT?

We make  Annuity  Payments to the  Annuitant.  Subject to our rules,  we may accept your  instructions  to forward  Annuity
Payments to an alternate payee.

WHAT HAPPENS WHEN THE ANNUITANT DIES?

As of the  Inheritance  Date, if an Inheritance  Period exists and was never zero at any time between the death of the last surviving  Annuitant and the  Inheritance  Date, we will make Annuity  Payments to the Beneficiary for the remainder of the
Inheritance  Period.  As an alternative,  a lump sum can be paid to the Beneficiary.  There is no guarantee that there will be any Inheritance  Period after the date of death,  which means there may be no amount due for the  Beneficiary.  If there is no Inheritance Period as of the Inheritance Date, the Annuity terminates.

If the Annuity is used in connection  with a tax qualified  retirement  plan or qualified  contract  (including  individual retirement  annuities),  the  beneficiary  may only be  entitled  to a lump sum  distribution  after  the death of the last surviving Annuitant or the period over which Annuity Payments can be paid may be shortened.

WHAT HAPPENS WHEN THE OWNER DIES?

If any Owner dies before the Annuity  Date,  the Annuity will end and the Cash Value will be payable to the  Beneficiary(s)
after we have received all of our requirements to make settlement.

WHEN DO ANNUITY PAYMENTS FOR A BENEFICIARY START?

If Annuity  Payments are to be paid to a Beneficiary,  Annuity  Payments will begin as of the next Annuity Payment Date, or the Cash  Value  can  then be paid.  No  amounts  are  payable  to a  Beneficiary  until  the  death of the last  surviving
Annuitant.  Evidence  satisfactory  to us of the death of all Annuitants must be provided before any amount becomes payable to a Beneficiary.

IF ANNUITY  PAYMENTS ARE TO BE PAID TO A BENEFICIARY,  WHAT DETERMINES THE ANNUITY PAYMENT EACH MONTH AND HOW LONG WILL THE
ANNUITY PAYMENTS BE PAID TO THE BENEFICIARY?

We make  Annuity  Payments  to the  Beneficiary.  Each  month  we pay the  current  number  of Units  scheduled  to be paid multiplied  by the current Unit Value.  The number of Units is determined  as of the  Inheritance  Date and can only change as a result of a  transfer.  As of the  Inheritance  Date,  the  length of the  Inheritance  Period  no longer  depends  on investment  performance.  At that point it is fixed and  subsequently  decreases  by one each month.  Once the  Inheritance
Period ends, the Annuity terminates.

If there is an Inheritance  Period  remaining as of the  Inheritance  Date, the  Beneficiary  may elect to receive the Cash
Value instead of Annuity Payments if, before the Inheritance Date, you did not elect, in writing,  to prohibit  commutation and all  Beneficiaries  agree in writing to such  commutation.  All  requirements  that would  otherwise  apply for Annuity
Payments payable for the benefit of the Beneficiary will apply before we pay a Cash Value as an alternative.

WHAT DOCUMENTATION IS REQUIRED TO RECEIVE ANNUITY PAYMENTS?

Requirements  for Annuity  Payments While the Annuitant is Alive: We must receive at our office  necessary  representations in writing  regarding tax withholding.  We also require,  from  time-to-time,  evidence in writing  satisfactory to us that the  Annuitant  is alive.  We may  withhold  Annuity  Payments  until we receive  our  requirements  or until we receive in writing due proof  satisfactory to us of the Annuitant's  death.  Such withheld  Annuity Payments will be maintained in our general  account.  We will credit interest of at least 3% per year,  compounded  yearly,  on each withheld  Annuity Payment unless  otherwise  required by law. Should we subsequently  receive the applicable  requirements,  we will pay the withheld
Annuity  Payments  plus any interest  credited in a lump sum for the benefit of the  applicable  payee (see  "Payments  and
Payees").

Requirements for Annuity Payments Payable to the Beneficiary:  We must receive at our Office:
|X|      due proof  satisfactory to us in writing of the death of all Annuitants  and, if applicable,  no Owner died before the Annuity Date;
|X|      the Annuity; and
|X|      all  representations,  in  writing,  that we require or which are  mandated by  applicable  law or  regulation  in relation to making payments to a Beneficiary, including any required in relation to tax withholding.

Once  Annuity  Payments  begin  to be paid to a  Beneficiary,  we may  require,  from  time-to-time,  evidence  in  writing satisfactory  to us that a natural  person  who is a  Beneficiary  is alive.  We may  withhold  Annuity  Payments  until we receive such  requirements,  or until we receive in writing due proof  satisfactory to us of such  Beneficiary's  death. We will credit  interest of at least 3% per year,  compounded  yearly,  on each  withheld  Annuity  Payment  unless  otherwise required by law.  Should we  subsequently  receive our  requirements,  we will pay the withheld  Annuity  Payments plus any interest credited in a lump sum for the benefit of  the applicable payee (see "Payments and Payees").

PAYMENTS AND PAYEES

The  payees of an  Annuity  Payment,  Cash  Value,  or a partial  or full  surrender  may  provide  us with an account at a financial  institution  to  which  we may  electronically  forward  such  payments.  Subject  to our  rules,  we may,  as a convenience,  forward a payment for an Annuitant,  Owner, or Beneficiary (or a person selected to receive remaining Annuity
Payments after such  Beneficiary's  death) to an account for the benefit of an alternate person or entity.  We must receive the  request to forward  payments  to such  alternate  person or entity in writing  from the person or entity that then has ownership rights.

We pay Annuity  Payments to the Annuitant  first  designated on any  application  unless you instruct us to forward Annuity
Payments  to any other  named  Annuitant.  We forward any partial or full  surrender  to the Owner  unless you  instruct us otherwise.

Before  the  Inheritance  Date,  we may split  Annuity  Payments  among all the  recipients  if  requested  by the Owner in writing.  We  reserve  the right to limit  the  number of  payees.  If a split  payment  has been  selected  and one of any several  joint  payees die but other joint payees  survive;  and we receive  proof  satisfactory  to us of such death,  any subsequent  Annuity  Payments will be split pro rata among accounts for the surviving  payees.  Such split Annuity Payments can be terminated by the Owner by forwarding a request to us in writing before the Inheritance Date.

Any amounts  due on or after the  Inheritance  Date will be split  among any named  Beneficiaries  in  accordance  with the
Beneficiary  designation.  However,  currently  we will not  accept  an  instruction  to pay part as a lump sum and part as
Annuity  Payments.  We will pay the lump sum and our liability  under the Annuity will terminate if no election is received in writing by us at our Office  before the  Inheritance  Date or if, as of the  Inheritance  Date,  multiple  Beneficiaries cannot agree as to whether amounts are to be received as Annuity Payments or a lump sum (assuming some amount is owed).

TAX CONSIDERATIONS

WHAT ARE SOME OF THE FEDERAL TAX CONSIDERATIONS OF THIS ANNUITY?

Following is a brief summary of some of the federal tax  considerations  relating to this  Annuity.  Since the tax laws are complex and tax  consequences  are affected by your individual  circumstances,  this summary of our  interpretation  of the relevant tax laws is not  comprehensive  nor is it tax advice.  You may wish to consult a professional  tax advisor for tax advice.

TAXATION OF AMERICAN SKANDIA AND THE SEPARATE ACCOUNT?

The Separate  Account is taxed as part of American  Skandia which is taxed as a life insurance  company under  Subchapter L of the Code.  Accordingly,  the  Separate  Account  is not  separately  taxed as a  "regulated  investment  company"  under
Subchapter M of the Code.  Investment  income and any  realized  capital  gains on the assets of the  Separate  Account are reinvested  and are taken into account in  determining  the value of the Units.  As a result,  such  investment  income and realized capital gains are automatically applied to increase reserve under the Annuity.

Currently  no taxes are due on  interest,  dividends  and  short-term  or  long-term  capital  gains earned by the Separate
Account with respect to the Annuity.

HOW ARE IMMEDIATE ANNUITIES TREATED UNDER THE TAX CODE?

Section 72 of the Code  governs  the  taxation  of  annuities  in  general.  Taxation  of an  immediate  annuity is largely dependent upon whether it is used in a qualified  pension or profit sharing plan or other retirement  arrangement  eligible for special treatment under the Code.

Pursuant to Section  72(u) of the Code,  an annuity  will be  considered  an immediate  annuity if it is  purchased  with a single premium,  Annuity  Payments  commence within one year from the date of the purchase,  and the Annuity provides for a series of substantially  equal periodic payments no less frequently than annually during the Inheritance  Period.  Based on our  understanding  of tax law, we believe that the Annuity meets these  requirements  and would be considered an immediate annuity for the federal income tax purposes except as otherwise  noted below under "Special  concerns  regarding  immediate annuities".

HOW ARE ANNUITY PAYMENTS TAXED?

Distributions  from an  annuity  are taxed as  ordinary  income  and not as  capital  gains.  Generally,  a portion of each
Annuity  Payment will be excluded from income as a return of investment in the contract,  until the entire  investment  has been returned.  Special rules apply if amounts paid in any year are less than the expected return of investment.

"Investment  in the  contract" is equal to the total  Premium paid for the contract  minus any previous  distributions  (or portions of  distributions)  from such contract that were not includible in gross income.  "Investment in the contract" may be affected by whether an annuity was purchased as part of a tax-free  exchange of life  insurance,  endowment,  or annuity contracts under Section 1035 of the Code.

The portion of each Annuity  Payment that  represents  "investment  in the contract" is excluded  from gross  income.  When
Annuity  Payments  cease  because of the death of the person  upon whose  life  payments  are based and,  as of the date of death,  the portion of Annuity  Payments  excluded from taxable income pursuant to the exclusion amount does not exceed the
"investment in the  contract,"  then the remaining  portion of unrecovered  investment may be allowed as a deduction on the decedent's final income tax return in the tax year of such death.

HOW ARE DISTRIBUTIONS OTHER THAN ANNUITY PAYMENTS TAXED?

The portion of  distributions  considered  to be "amounts not received as an annuity,"  such as a full  surrender or a lump sum alternative  after the Annuitant's  death, in excess of any remaining  investment in the contract is treated as "income on the contract"  and  includible in gross income.  The amount of the  distribution  exceeding  "income on the contract" is not included in gross income.  "Income on the contract" for an annuity would be computed by  subtracting  from the value of the  taxpayer's  "investment  in the  contract"  (which is an amount  equal to total  payments  for the  contract  less any previous  distributions  or  portions  thereof  from such  contract  not  included  in gross  income).  "Investment  in the contract" may be affected by whether an annuity was purchased as part of a tax-free  exchange of life  insurance or annuity contracts  under  Section 1035 of the Code.  We believe  there is some  uncertainty  regarding  the manner in which the IRS would apply the Code and the regulations  thereunder to partial surrenders.  For reporting purposes,  we will treat partial surrenders as generally coming first from any "income on the contract".

We believe  that  "investment  on the  contract"  does not include  the Premium  paid for  "related  contracts"  under this
Annuity.  "Related  contracts"  means all  annuity  contracts  or  certificates  (other  than  certain  contracts  owned in connection  with a  tax-qualified  retirement  arrangement)  for which the taxpayer is the  beneficial  owner and which are issued by the same insurer within the same calendar year,  irrespective of the named  annuitants.  "Related  contracts" are treated as one annuity  contract when  determining the taxation of distributions  before  annuitization.  While it is clear that "related  contracts" include contracts prior to when annuity payments begin,  there is some uncertainty  regarding the manner in which the Internal  Revenue  Service  would view  "related  contracts"  when one or more  contracts are immediate annuities or are contracts that have been annuitized.  We do not believe "related  contracts"  include immediate  annuities or annuities for which annuity payments have begun. If "related  contracts"  include  immediate  annuities or annuities for which annuity payments have begun,  then "related  contracts" would have to be taken into  consideration in determining the taxable portion of each annuity payment (as outlined in the "How Are Annuity  Payments  Taxed?"  subsection  above) as well as in determining the taxable portion of distributions  from an annuity or any "related  contracts" before annuity payments have  begun.  The  Internal  Revenue  Service  has  not  issued  guidance  clarifying  this  issue  as of the  date of this
Prospectus.  We cannot  guarantee that immediate  annuities or annuities for which annuity payments have begun could not be deemed to be  "related  contracts".  You are  particularly  cautioned  to seek  advice  from your own tax  advisor  on this matter.

Special concerns  regarding  immediate  annuities:  The Internal Revenue Service has ruled that the 10% penalty  applicable to "non-qualified"  immediate  annuities will apply to annuity payments under a contract recognized as an immediate annuity under  state  insurance  law but not under  Section 72 (u) of the Code in an exchange  situation  where the Premium for the exchanged  contract was paid, or deemed to have been paid,  more than one year prior to the first annuity  payment  payable under the immediate  annuity;  and the annuity  payments under the immediate  annuity do not meet the  requirements  of any other exception to the 10% penalty.

We  believe  Annuity  Payments  are not  subject to the 10%  penalty  because  they meet the  substantially  equal  payment exception under Section 72(q) (relating to  non-qualified  contracts) or 72(t) (relating to tax qualified  retirement plans or qualified  contracts including  individual  retirement  annuities).  If these types of programs provided by us and other insurance  companies  are  deemed by the  Internal  Revenue  Code not to meet the  substantially  equal  periodic  payments exception in Section  72(q) or Section  72(t) of the Code and you do not meet any of the other  exceptions  under the Code, you may be subject to the 10% penalty described above.

Distributions, other than Annuity Payments, from the Annuity may be subject to a penalty equal to 10% of the amount includible in gross income plus interest, unless an exception applies.  The penalty, if applicable, may apply to all previous distributions and Annuity Payments.

Special  rules in relation to tax-free  exchanges  under Section 1035:  Section 1035 of the Code permits  certain  tax-free exchanges  of a life  insurance,  annuity or  endowment  contract  for an annuity.  If the Annuity is  purchased  through a tax-free  exchange of a life  insurance,  annuity or endowment  contract that was purchased  prior to August 14, 1982, then any distributions other than as annuity payments will be considered to come:

|X|      First,  from the amount of any remaining  "investment in the contract" made prior to August 14, 1982 and exchanged into the annuity;
|X|      Then,  from any "income on the contract"  that is  attributable  to the Premium  payments made prior to August 14,
       1982 (including income on such original Premium after the exchange);
|X|      Then, from any remaining "income on the contract"; and
|X|      Lastly, from the remaining "investment in the contract."

Therefore,  to the extent a  distribution  is equal to or less than the  "investment  in the contract" made prior to August
14, 1982,  such amounts are not included in taxable  income.  Further,  distributions  received that are considered to be a return of  investment  on the  contract  from Premium made prior to August 14, 1982 are not subject to the 10% tax penalty.
In all other respects,  the general  provisions of the Code apply to distributions  from annuities obtained as part of such an exchange.

Partial  surrenders  may be treated in the same way as tax-free  1035  exchanges of entire  contracts,  therefore  avoiding current  taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2withdrawals.  The IRS has reserved the right to treat  transactions  it considers  abusive as  ineligible  for this  favorable  partial 1035 exchange treatment.  We do not know what transactions may be considered  abusive.  For example,  we do not know how the IRS may view early  withdrawals  or  annuitizations  after a partial  exchange.  In  addition,  it is  unclear  how the IRS will treat a partial exchange from a life insurance,  endowment,  or annuity contract into an immediate annuity.  As of the date of this prospectus,  we will accept a partial 1035 exchange from a non-qualified  annuity into an immediate annuity as a "tax-free"
exchange for future tax reporting  purposes,  except to the extent that we, as a reporting and withholding  agent,  believe that we would be expected to deem the  transaction  to be abusive.  However,  some  insurance  companies  may not recognize these partial  surrenders  as tax-free  exchanges  and may report them as taxable  distributions  to the extent of any gain distributed as well as subjecting the taxable portion of the  distribution to the 10% IRS early  distribution  penalty.  We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

ARE THERE TAX CONSIDERATIONS FOR TAX-QUALIFIED RETIREMENT PLANS OR QUALIFIED CONTRACTS?

There are various  types of  tax-qualified  retirement  plans and  qualified  assets for which the Annuity may be suitable.
Generally,  this  Annuity  may be useful to meet  income  obligations  under  such  plans and  arrangements,  or for taking distributions,  because of the  benefits  provided by the Annuity  and  because  the Annuity is a single  premium  product.
Therefore,  in many cases,  using the Annuity in conjunction with a qualified plan or arrangement may require a transfer or
"roll over" from an existing  qualified plan or  arrangement.  Before  purchasing the Annuity for use with a qualified plan or  arrangement,  you  should  obtain  competent  tax  advice  about  the  tax  treatment  and the  suitability  of such an investment.  American  Skandia does not offer the Annuity in connection with all types of  tax-qualified  retirement  plans and arrangements.

Corporate  Pension  and  Profit-sharing  Plans:  The  Annuity may be used to fund  employee  benefits of various  corporate pension and profit-sharing plans established by corporate employers under Sections 401(a) and 401(k) of the Code.

H.R.  10  Plans:  The  Annuity  may  also be used to  fund  benefits  of  retirement  plans  established  by  self-employed individuals for themselves and their employees.  These are commonly known as "H.R. 10 Plans" or "Keogh Plans".

Tax  Sheltered  Annuities:  Under  Section  403(b) of the Code a tax  sheltered  annuity  ("TSA") is a contract  into which contributions may be made by certain qualifying  employers such as public schools and certain  charitable,  educational and scientific  organizations  specified in Section  501(c)(3) for the benefit of their employees.  We do not permit loans from a TSA.

Section 457 Plans:  Under Section 457 of the Code,  deferred  compensation  plans  established by governmental  and certain other tax exempt employers for their employees may invest in annuity contracts.

Individual  Retirement  Arrangements  or "IRA":  Section 408 of the Code allows  eligible  individuals  to maintain an IRA.
The Annuity may be used to receive  "roll-over"  distributions  from certain  tax-qualified  retirement  plans and maintain their tax-deferral.

Roth IRAs:  A form of IRA is also available called a "Roth IRA".

SEP IRAs:  Eligible employers that meet specified criteria may establish Simplified Employee Pensions or SEP IRAs.

HOW ARE DISTRIBUTIONS FROM QUALIFIED CONTRACTS TAXED?

Distributions  from  qualified  annuities are subject to a penalty  equal to 10% of the amount  includible in gross income, unless an exception  applies.  We believe that the exception for  substantially  equal  periodic  payments noted in Section
72(t)(2)(A)(iv)  of the Code applies to Annuity  Payments as noted  above,  under  "Special  concerns  regarding  immediate annuities."  We also  believe  that the  penalty  does not apply to any lump sum paid to a  Beneficiary  under a  qualified annuity.

Distributions,  other than  Annuity  Payments,  from a qualified  annuity  may be subject to a penalty  equal to 10% of the amount includible in gross income plus interest,  unless an exception  applies.  The penalty,  if applicable,  may apply to all previous distributions and Annuity Payments.

If  required  by law or  regulation,  once each  calendar  year,  we will  determine  whether an amount in addition to your
Annuity  Payment amount is payable.  We do this so that your Annuity may satisfy the required  minimum  distribution  rules pursuant to Section  401(a)(9) of the Code. If we determine that an additional  amount is payable,  the additional  payment amount will be  calculated  based on the Income  Base.  Units of the Income  Base will be  redeemed to fund the  additional payment amount.

GENERAL TAX CONSIDERATIONS

Diversification:  Section  817(h)  of the Code  provides  that a  variable  annuity  contract,  in order to  qualify  as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of insurance  companies).  If the diversification  requirements under the Code are not met and the annuity is not treated as an annuity for  purposes of the Code,  the  taxpayer  will be subject to income tax on the annual gain in the contract. We expect the Portfolios to comply with the terms of these regulations.

Transfers Between  Sub-Accounts:  Transfers between  Sub-Accounts are not subject to taxation.  The Treasury Department may promulgate  guidelines  under which a variable  annuity  will not be treated as an annuity for tax purposes if persons with ownership  rights have excessive  control over the  investments  underlying  such variable  annuity.  It is unclear whether such guidelines,  if in fact  promulgated,  would have  retroactive  effect.  It is also unclear what effect,  if any, such guidelines may have on transfers  between the Sub-Accounts  offered  pursuant to this Prospectus.  We will take any action, including modifications to your Annuity or the Sub-Accounts, required to comply with such guidelines if promulgated.

Federal Income Tax  Withholding:  Section 3405 of the Code provides for Federal income tax  withholding on the portion of a distribution  which is includible in the gross income of the  recipient.  Amounts to be withheld  depend upon the nature of the  distribution.  However,  under most  circumstances  a recipient  may elect not to have income  taxes  withheld or have income taxes withheld at a different rate by filing a completed election form with us.

Certain  distributions,  including rollovers,  from most Qualified  Contracts,  may be subject to automatic 20% withholding for Federal income taxes.  This will not apply to:
|X|      direct transfers to the trustee of another retirement plan;
|X|      distributions from an individual retirement account or individual retirement annuity;
|X|      distributions made as substantially  equal periodic payments for the life or life expectancy of the participant in the retirement plan or the life or life expectancy of such  participant  and his or her designated  beneficiary  under such plan (all Annuity Payments before the Inheritance Date meet this exception); and
|X|      certain other distributions where automatic 20% withholding may not apply.

Estate and Gift Tax  Considerations:  You should  obtain  competent  tax advice with respect to possible  Federal and state estate and gift tax consequences flowing from the ownership and transfer of annuities.

Generation-Skipping  Transfers:  Under the Code certain taxes may be due when all or part of an annuity is transferred  to, or a death  benefit  is  paid  to,  an  individual  two or  more  generations  younger  than  the  contract  holder.  These generation-skipping  transfers  generally include those subject to federal estate or gift tax rules.  There is an aggregate
$1.1 million  exemption  from taxes for all such  transfers.  We may be required to determine  whether a  transaction  is a direct  skip as defined in the Code and the amount of the  resulting  tax.  We will  deduct  from your  Annuity or from any applicable payment treated as a direct skip any amount of tax we are required to pay.

GENERAL INFORMATION

HOW WILL I RECEIVE STATEMENTS AND REPORTS?

We send any  statements  and reports  required by applicable law or regulation to you at your last known address of record.
You should  therefore give us prompt notice of any address  change.  We reserve the right,  to the extent  permitted by law and subject to your prior  consent,  to provide any  prospectus,  prospectus  supplements,  confirmations,  statements  and reports required by applicable law or regulation to you through our Internet Website at  http://www.americanskandia.com  or any  other  electronic  means,  including  diskettes  or CD ROMs.  We send a  confirmation  statement  to you  each  time a transaction is made affecting  Income Base, such as transfers or  withdrawals.  We send monthly  statements  reflecting the processing  done each Annuity Payment Date except after any conversion to fixed  payments.  Before any conversion,  we also send periodic  statements  detailing the activity  affecting  your Annuity during the calendar  quarter.  You should review the information in these statements  carefully.  You may request additional  reports.  We reserve the right to charge up to
$50 for each such additional report.

Any errors or  corrections  on  transactions  for your  Annuity must be reported to us at our Office as soon as possible to assure proper accounting to your Annuity. For transactions that are confirmed  immediately,  we assume all transactions are accurate unless you notify us otherwise within 30 days from the date you receive the  confirmation.  For transactions  that are first  confirmed on the periodic  statement,  we assume all  transactions  are accurate  unless you notify us within 30 days from the date you receive the periodic  statement.  All transactions  confirmed  immediately or by periodic  statement are deemed  conclusive  after the  applicable  30-day  period.  We may also send an annual report and a semi-annual  report containing  applicable  financial  statements for the Separate  Account and the  Porfolios,  as of December 31 and June 30,
respectively,  to Owners or, with your prior consent,  make such documents  available  electronically  through our Internet
Website or other electronic means.

WHO IS AMERICAN SKANDIA?

American  Skandia  Life  Assurance  Corporation  ("American  Skandia")  is a stock  life  insurance  company  domiciled  in
Connecticut  with licenses in all 50 states,  the District of Columbia and Puerto Rico.  American Skandia is a wholly-owned subsidiary of American  Skandia,  Inc.  ("ASI").  American  Skandia  markets its products to  broker-dealers  and financial planners  through an internal field  marketing  staff.  In addition,  American  Skandia  markets through and in conjunction with financial institutions such as banks that are permitted directly, or through affiliates, to sell annuities.

American  Skandia is in the business of issuing annuity and life insurance  products.  American  Skandia  currently  offers the following  products:  (a) flexible  premium  deferred  annuities and single premium fixed  deferred  annuities that are registered  with the SEC; (b) certain other fixed deferred  annuities that are not registered  with the SEC; (c) both fixed and variable  immediate  adjustable  annuities;  and (d) a single premium variable life insurance policy that is registered with the SEC.

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the Kingdom of Sweden  ("Skandia"),  and on that date, the ultimate parent company of American  Skandia,  announced that it and Skandia
U.S.  Inc.  had  entered  into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey corporation ("Prudential  Financial").  Under the terms of the Stock Purchase Agreement,  Prudential Financial will acquire
Skandia U.S. Inc., a Delaware  corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder of ASI, which is the parent company of American Skandia.  The transaction is expected to close during the second quarter of 2003.

Prudential  Financial  is a  New  Jersey  insurance  holding  company  whose  subsidiary  companies  serve  individual  and institutional  customers  worldwide  and include The  Prudential  Insurance  Company of  America,  one of the largest  life insurance  companies in the U.S.  These  companies  offer a variety of products and  services,  including  life  insurance, property and casualty  insurance,  mutual funds,  annuities,  pension and retirement  related services and  administration, asset  management,  securities  brokerage,  banking and trust services,  real estate brokerage  franchises,  and relocation services.

No company  other than  American  Skandia has any legal  responsibility  to pay amounts  that it owes under its annuity and variable life insurance contracts.  However,  following the closing of the acquisition,  Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.
contracts.

WHAT ARE SEPARATE ACCOUNTS?

The separate  accounts are where  American  Skandia sets aside and invest the assets of some of our  annuities.  The assets supporting our obligations  under the Annuities are held in separate  accounts  established  under the laws of the State of
Connecticut.  We are the legal owner of assets in the separate  accounts.  Assets  supporting  fixed annuity payments after a conversion are held in our general account.  Income,  gains and losses from assets  allocated to these separate  accounts are credited to or charged against each such separate  account without regard to other income,  gains or losses of American
Skandia or of any other of our separate accounts.  These assets may only be charged with liabilities,  which arise from the annuity  contracts  issued  by  American  Skandia.  The  amount  of  our  obligation  in  relation  to  allocations  to the
Sub-accounts is based on the investment  performance of such  Sub-accounts.  However,  the  obligations  themselves are our general corporate obligations.

Separate Account B
During the accumulation  period, the assets supporting  obligations based on allocations to the variable investment options are held in Sub-accounts of American Skandia Life Assurance  Corporation  Variable Account B, also referred to as "Separate
Account B". Separate  Account B was established by us pursuant to Connecticut  law on November 25, 1987.  Separate  Account
B also holds  assets of other  annuities  issued by us with  values and  benefits  that vary  according  to the  investment performance of Separate Account B.

Separate  Account B consists of multiple  Sub-accounts.  Each  Sub-account  invests only in a single  mutual fund or mutual fund  portfolio.  The  name of each  Sub-account  generally  corresponds  to the  name of the  underlying  Portfolio.  Each
Sub-account  in Separate  Account B may have  several  different  Unit Prices to reflect the  Insurance  Charge  under this
Annuity,  and the Distribution  Charge (when  applicable) and the charges for any optional  benefits that are offered under other  annuities  issued  by us  through  Separate  Account  B.  Separate  Account B is  registered  with the SEC under the
Investment  Company Act of 1940  ("Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment company.  The SEC does not supervise investment policies, management or practices of Separate Account B.

Prior to November 18, 2002,  Separate Account B was organized as a single separate  account with six different  Sub-account classes,  each of which was  registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective
November 18, 2002,  each  Sub-account  class of Separate  Account B will be  consolidated  into the unit  investment  trust formerly  named  American  Skandia  Life  Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which  will subsequently  be renamed  American  Skandia Life Assurance  Corporation  Variable  Account B. Each  Sub-account of Separate
Account B will have  multiple  Unit Prices to reflect the daily charge  deducted  for each  combination  of the  applicable
Insurance  Charge,  Distribution  Charge (when  applicable) and the charge for each optional  benefit offered under Annuity contracts  funded  through  Separate  Account B. The  consolidation  of  Separate  Account B will have no impact on Annuity
Owners.

We reserve the right to make changes to the Sub-accounts  available under the Annuity as we determine  appropriate.  We may offer new  Sub-accounts,  eliminate  Sub-accounts,  or  combine  Sub-accounts  at our sole  discretion.  We may also  close
Sub-accounts to additional  Purchase Payments on existing Annuity contracts or close  Sub-accounts for Annuities  purchased on or after specified  dates. We may also  substitute an underlying  mutual fund or portfolio of an underlying  mutual fund for another  underlying  mutual fund or portfolio of an  underlying  mutual fund,  subject to our receipt of any  exemptive relief that we are required to obtain  under the  Investment  Company Act. We will notify  Owners of changes we make to the
Sub-accounts available under the Annuity.

Values and benefits based on allocations to the  Sub-accounts  will vary with the investment  performance of the underlying mutual funds or fund  portfolios,  as  applicable.  We do not guarantee the  investment  results of any  Sub-account.  Your
Account Value allocated to the  Sub-accounts  may increase or decrease.  You bear the entire  investment  risk. There is no assurance  that the Account  Value of your Annuity  will equal or be greater  than the total of the  Purchase  Payments you make to us.

WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?

Each  Portfolio is registered as an open-end  management  investment  company under the Investment  Company Act.  Shares of the  Portfolios are sold to separate  accounts of life  insurance  companies  offering  variable  annuity and variable life insurance products.  The shares may also be sold directly to qualified pension and retirement plans.

VOTING RIGHTS

We are the legal owner of the shares of the Portfolios in which the  Sub-accounts  invest.  However,  under SEC rules,  you have  voting  rights in  relation  to Income  Base  maintained  in the  Sub-accounts.  If a  Portfolio  requests  a vote of shareholders,  we will vote our shares  based on  instructions  received  from Owners with  Income Base  allocated  to that
Sub-account.  Owners have the right to vote an amount equal to the number of shares  attributable  to their  contracts.  If we do not receive  voting  instructions  in relation to certain  shares,  we will vote those  shares in the same manner and proportion  as the shares for which we have  received  instructions.  We will  furnish  those  Owners who have  Income Base allocated to a Sub-account  whose  Portfolio has requested a "proxy" vote with proxy materials and with the necessary forms to  provide us with their  voting  instructions.  Generally,  you will be asked to provide  instructions  for us to vote on matters such as changes in a fundamental investment strategy,  adoption of a new investment advisory agreement,  or matters relating to the structure of the Portfolio that require a vote of shareholders.

American  Skandia Trust (the "Trust") has obtained an exemption from the Securities  and Exchange  Commission  that permits its investment adviser, American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of
Trustees of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements,  without obtaining  shareholder  approval  of the  changes.  This  exemption  (which  is  similar  to  exemptions  granted  to other investment  companies  that are  organized  in a similar  manner as the Trust) is  intended  to  facilitate  the  efficient supervision  and management of the  sub-advisors by ASISI and the Trustees.  The Trust is required,  under the terms of the exemption, to provide certain information to shareholders following these types of changes.

MATERIAL CONFLICTS

It is possible that differences may occur between  companies that offer shares of a Portfolio to their respective  separate accounts issuing variable  annuities and/or variable life insurance  products.  Differences may also occur  surrounding the offering of a Portfolio to variable life insurance  policies and variable  annuity  contracts that we offer.  Under certain circumstances,  these  differences could be considered  "material  conflicts," in which case we would take necessary action to protect persons with voting rights under our variable  annuity  contracts and variable life insurance  policies  against persons with voting rights under other insurance  companies'  variable insurance  products.  If a "material  conflict" were to arise between  owners of variable  annuity  contracts and variable life  insurance  policies  issued by us we would take necessary  action to treat such persons  equitably in  resolving  the  conflict.  "Material  conflicts"  could arise due to differences in voting  instructions  between owners of variable life insurance and variable  annuity  contracts of the same or different companies.  We monitor any potential conflicts that may exist.

Service Fees Payable to American Skandia
American  Skandia or our affiliates have entered into agreements with the investment  adviser or distributor of many of the underlying  Portfolios.  Under  the  terms of these  agreements,  American  Skandia  provides  administrative  and  support services  to the  Portfolios  for  which a fee is paid  that is  generally  based on a  percentage  of the  average  assets allocated to the  Portfolios  under the Annuity.  Any fees payable  will be  consistent  with the services  rendered or the expected cost savings  resulting from the arrangement.  These  agreements may be different for each underlying  mutual fund whose portfolios are offered as Sub-accounts.

WHO DISTRIBUTES ANNUITIES OFFERED BY AMERICAN SKANDIA?

American Skandia Marketing,  Incorporated ("ASM"), a wholly-owned  subsidiary of American Skandia, Inc., is the distributor and principal  underwriter of the securities  offered through this  prospectus.  ASM acts as the distributor of a number of annuity and life insurance  products we offer and both American Skandia Trust and American  Skandia Advisor Funds,  Inc., a
family of retail mutual funds.  ASM also acts as an  introducing  broker-dealer  through which it receives a portion of the brokerage  commissions  incurred in connection with purchases and sales of securities held by the portfolios of AST offered as underlying investment options under this Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as broker-dealer under the  Securities  Exchange Act of 1934  ("Exchange  Act") and is a member of the National  Association  of  Securities
Dealers, Inc. ("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers who are  registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.
Applications for the Annuity are solicited by registered  representatives  of those firms. Such  representatives  will also be our  appointed  insurance  agents  under  state  insurance  law.  In  addition,  ASM may offer the  Annuity  directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according to one or more schedules.  The individual  representative will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage  of Premium  payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules  are available  that provide a lower  initial  commission  plus ongoing  annual  compensation  based on all or a portion of Income Base.  We may also  provide  compensation  for  providing  ongoing  service to you in  relation  to the  Annuity.  Commissions  and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In  addition,  firms may  receive  separate  compensation  or  reimbursement  for,  among other  things,  training of sales personnel,  marketing  or other  services  they  provide to us or our  affiliates.  We or ASM may enter  into  compensation arrangements  with certain firms.  These  arrangements  will not be offered to all firms and the terms of such arrangements may differ  between firms.  Any such  compensation  will be paid by us or ASM and will not result in any additional  charge to you.  To the extent  permitted  by NASD rules and other  applicable  laws and  regulations,  ASM may pay or allow  other promotional incentives or payments in the form of cash or other compensation.

PERFORMANCE RELATED INFORMATION

We may advertise  certain  information  regarding the  performance of the investment  options.  Details on how we calculate performance  for the investment  options are found in the Statement of Additional  Information.  This  information may help you review the  performance  of the  investment  options  and provide a basis for  comparison  with other  annuities.  This information  may be less useful when comparing the  performance of the investment  options with other savings or investment vehicles.  Such other  investments may not provide some of the benefits of annuities,  or may not be designed for long-term investment  purposes.  Additionally  other savings or investment  vehicles may not be receive the  beneficial tax treatment given to annuities under the Code.

If a Sub-account  advertises its  standardized  total return,  it will usually be calculated for one year, five years,  and then ten years or some other relevant  periods if the Sub-account  has not been in existence for at least ten years.  Total return is measured by comparing the value of an investment in the  Sub-account  at the beginning of the relevant  period to the value of the investment at the end of the period.

If a Sub-account  advertises  non-standard  total returns that pre-date the inception date of the Separate  Account,  these non-standard  total returns are  calculated by assuming that the  Sub-accounts  have been in existence for the same periods as the Portfolios and by taking deductions for all charges equal to those currently assessed against the Sub-accounts.

Information  regarding  performance  of the Portfolios  may provide a partial basis for  comparison  with other  annuities.
However,  when making such a  comparison,  you should note whether such other  annuities  provide  guarantees  and features similar to or different from those provided  pursuant to the Annuities.  Such  information may only be partially  useful in comparing  Annuities to other  products or investment  programs  designed to provide  periodic  income.  In making any such comparisons,  you should not only compare  features and benefits,  but should also compare risks,  charges,  tax treatment, and treatment of such vehicles for other purposes,  such as eligibility for governmental  assistance programs,  bankruptcy, communal property, etc.

Performance  information  on the  investment  options  is based on past  performance  only and is no  indication  of future performance.  Actual performance will depend on the type, quality and, for some of the investment  options,  the maturities of the  investments  held by the Portfolios  and upon  prevailing  market  conditions and the response of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the  expenses of the  Portfolios.  Such  changes are reflected,  in turn,  in the  investment  options,  which invest in such  Portfolios.  In  addition,  the amount of charges assessed against each investment option will affect performance.

Some  of the  underlying  Portfolios  existed  prior  to  the  inception  of  these  Sub-accounts.  Performance  quoted  in advertising  regarding such  Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial offering of the Annuities,  or periods during which the underlying  Portfolios have been in existence, but the  Sub-accounts  have not.  Such  hypothetical  historical  performance  is  calculated  using  the same  assumptions employed in calculating  actual  performance since inception of the Sub-accounts.  Hypothetical  historical  performance of the underlying Portfolios prior to the existence of the Sub-accounts may only be presented as Non-standard Total Returns.

We may advertise the performance of money  market-type  Sub-accounts  using a measure of the "current and effective yield".
The current yield of a money market-type  Sub-account is calculated based upon the previous  seven-day period ending on the date of  calculation.  The effective  yield of a money  market-type  Sub-account  reflects the  reinvestment  of net income earned daily on the assets of such a Sub-account.  The current and effective  yields reflect the Insurance  Charge deducted against the Sub-account.  In a low interest rate environment,  yields for money market-type  Sub-accounts,  after deduction of the  Insurance  Charge,  may be negative even though the yield  (before  deducting  the  Insurance  Charge) is positive.
Current and effective yield  information  will  fluctuate.  This  information may not provide a basis for comparisons  with deposits  in banks or  other  institutions  which  pay a fixed  yield  over a stated  period  of time,  or with  investment companies which do not serve as underlying  mutual funds for variable  annuities and/or do not have additional  asset-based charges deducted for the insurance protection provided by the Annuity.

Performance  information on the Sub-accounts is based on past  performance only and is not an indication or  representation of  future  performance.  Performance  of the  Sub-accounts  is not  fixed.  Actual  performance  will  depend on the type, quality and, for some of the  Sub-accounts,  the  maturities  of the  investments  held by the  underlying  mutual funds or portfolios  and upon  prevailing  market  conditions and the response of the  underlying  mutual funds to such  conditions.
Actual  performance  will also  depend on changes in the  expenses  of the  underlying  mutual  funds or  portfolios.  Such changes are  reflected,  in turn,  in the  Sub-accounts,  which  invest in such  underlying  mutual fund or  portfolio.  In addition, the amount of charges assessed against each Sub-account will affect performance.

Advertisements  we distribute may also compare the  performance of our  Sub-accounts  with:  (a) certain  unmanaged  market indices,  including  but not limited to the Dow Jones  Industrial  Average,  the Standard & Poor's 500, the NASDAQ 100, the
Shearson Lehman Bond Index, the Frank Russell non-U.S.  Universal Mean, the Morgan Stanley Capital  International  Index of
Europe,  Asia and Far East Funds,  and the Morgan Stanley Capital  International  World Index;  and/or (b) other management investment  companies with investment  objectives similar to the mutual fund or portfolio underlying the Sub-accounts being compared.  This may include the  performance  ranking  assigned by various  publications,  including but not limited to the
Wall Street Journal,  Forbes,  Fortune, Money, Barron's,  Business Week, USA Today and statistical services,  including but not limited to Lipper Analytical  Services Mutual Funds Survey,  Lipper Annuity and Closed End Survey, the Variable Annuity
Research Data Survey, SEI, the Morningstar Mutual Fund Sourcebook and the Morningstar Variable Annuity/Life Sourcebook.

American  Skandia Life Assurance  Corporation  may advertise its rankings and/or ratings by independent  financial  ratings services.  Such  rankings  may help you in  evaluating  our ability to meet our  obligations  in  relation to paying  fixed
Annuity  Payments,  guarantee a minimum  level of Annuity  Payments or administer  Annuities.  Such rankings and ratings do not reflect or relate to the performance of Separate Account B.

Illustrations:  You may be provided a hypothetical  illustration of how an Annuity may perform,  based on your age, gender, a proposed  Premium,  etc. WE DO NOT GUARANTEE THAT ANY ANNUITY WILL PERFORM AS ILLUSTRATED.  Any such  illustration is not valid unless preceded by or accompanied by this  Prospectus.  No  illustration is valid unless it includes  examples of how the  Annuity  would  perform  assuming  Net  Investment  Performance  both at a rate of zero and at the  Benchmark  Rate in addition  to any  examples  assuming  some other  interest  rate.  In  addition,  no  illustration  is valid if it projects hypothetical  Net Investment  Performance in the future in excess of 12% per year.When  applicable,  an illustration  would indicate any joint Owner and the age and gender of any joint  Annuitant.  Values may be  expressed  as a percentage  of the
Premium.  In addition to the Annuity Payment  Amounts,  the following  values may be illustrated:  Cash Value;  alternative taxable income,  (the income needed from an investment  taxed at ordinary income rates to which the  exclusionary  rules of the Code would not apply to achieve the same after tax income);  the effective rate of return (the yield,  assuming payment of the Cash Value as of the date  illustrated);  the cumulative return to-date (the total amount paid,  assuming payment of the Lump Sum Alternative as of the date illustrated).
Unless otherwise  permitted by law or regulation,  performance  information is shown based on an assumed  premium,  age and gender of an  annuitant,  an assumed  issue date and annuity  date,  etc.  Unless the annuity  issued  exactly  matches the
                                                                                                       -------
assumptions  used,  performance  information  cannot  exactly match how an annuity you owned or might have owned would have performed.
Illustrations  may be provided on paper,  and may be provided  in color.  Illustrations  may be provided in a format  other than on paper.  For example, we may provide illustrations for presentation on a computer screen or in a video format.

AVAILABLE INFORMATION

A Statement of Additional  Information is available from us without  charge upon your request.  This  Prospectus is part of the registration  statement we filed with the SEC regarding this offering.  Additional  information on us and this offering is available in those  registration  statements and the exhibits  thereto.  You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W.,  Washington,  D.C., 20549. You may inspect and copy  those  registration  statements  and  exhibits  thereto at the SEC's  public  reference  facilities  at the above address,  Room 1024, and at the SEC's Regional  Offices,  The Woolworth  Building,  233 Broadway,  New York, NY, and 175 W.
Jackson Boulevard,  Suite 900, Chicago, IL. These documents,  as well as documents  incorporated by reference,  may also be obtained  through the SEC's Internet  Website  (http://www.sec.gov)  for this  registration  statement as well as for other registrants that file electronically with the SEC.

HOW TO CONTACT US

You can contact us by:
|X|      calling our Customer Service Team at  1-800-752-6342  during our normal business hours, 8:30 a.m. EST to 8:00 p.m.
       EST, Monday through Friday, or Skandia's Telephone Automated Response System (STARS) at  1-800-766-4530.
|X|      writing to us via regular mail at American Skandia - Variable Annuities,  P.O. Box 7040,  Bridgeport,  Connecticut
       06601-7040 OR for express mail American Skandia - Variable  Annuities,  Once Corporate Drive,  Shelton,  Connecticut
       06484.  NOTE:  Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
|X|      sending an email to customerservice@skandia.com; or visiting our Internet Website at www.americanskandia.com.
|X|      accessing information about your Annuity through our Internet Website at www.americanskandia.com.

You  can  obtain  account   information   through   Skandia's   Telephone   Automated   Response   System  (STARS)  and  at
www.americanskandia.com,  our Internet  Website.  Our Customer Service  representatives  are also available during business hours to provide you with  information  about your  account.  You can request  certain  transactions  through our telephone voice response system,  our Internet Website or through a customer service  representative.  You can provide  authorization for a third party,  including your attorney-in-fact  acting pursuant to a power of attorney or an investment  professional, to access your account  information  and perform  certain  transactions  on your account.  You will need to complete a form provided by us which  identifies  those  transactions  that you wish to authorize via telephonic  and electronic  means and whether you wish to authorize a third party to perform any such  transactions.  We require that you or your  representative provide proper  identification  before performing  transactions  over the telephone or through our Internet  Website.  This may include a Personal  Identification  Number  (PIN) that will be  provided  to you upon issue of your  Annuity or you may establish  or change your PIN through  STARS and at  www.americanskandia.com,  our Internet  Website.  Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

Transactions  requested  via telephone are recorded.  To the extent  permitted by law, we will not be  responsible  for any claims,  loss,  liability or expense in connection with a transaction  requested by telephone or other  electronic means if we acted on such transaction  instructions  after following  reasonable  procedures to identify those persons authorized to perform  transactions  on your Annuity  using  verification  methods  which may include a request for your Social  Security number,  PIN or other form of  electronic  identification.  We may be liable for losses due to  unauthorized  or fraudulent instructions if we did not follow such procedures.

American Skandia does not guarantee access to telephonic,  facsimile,  Internet or any other electronic information or that we will be able to accept  transaction  instructions  via such means at all times.  Regular and/or express mail will be the only means by which we will accept transaction  instructions when telephonic,  facsimile,  Internet or any other electronic means are  unavailable  or  delayed.  American  Skandia  reserves  the right to limit,  restrict or  terminate  telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

INDEMNIFICATION

Insofar  as  indemnification  for  liabilities  arising  under the  Securities  Act of 1933 (the  "Securities  Act") may be
permitted  to  directors,  officers or persons  controlling  the  registrant  pursuant  to the  foregoing  provisions,  the registrant has been informed that in the opinion of the SEC such  indemnification  is against public policy as expressed in the Securities Act and is therefore unenforceable.

LEGAL PROCEEDINGS
As of the date of this Prospectus,  American Skandia and its affiliates are not involved in any legal  proceedings  outside of the ordinary  course of business.  American  Skandia and its  affiliates  are involved in pending and  threatened  legal proceedings  in the  normal  course of its  business,  however,  we do not  anticipate  that the  outcome of any such legal proceedings  will have a material  adverse  affect on the  Separate  Account,  or  American  Skandia's  ability to meet its obligations under the Annuity, or on the distribution of the Annuity.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The following are the contents of the Statement of Additional Information:

General Information Regarding American Skandia Life Assurance Corporation
American Skandia Life Assurance Corporation Variable Account B
Principal Underwriter/Distributor
Calculation of Performance Data
Unit Price Determinations
Voting Rights
Modification
Deferral Transactions
Misstatement of Age or Sex
Ending of Offer
Independent Auditors
Legal Experts
Financial Statements

                           APPENDIX A - CONDENSED FINANCIAL INFORMATION ABOUT SEPARATE ACCOUNT B

The Unit  Prices and  number of Units in the  Sub-accounts  that  commenced  operations  prior to January 1, 2003 are shown below.  All or some of these  Sub-accounts  were  available  during  the  periods  shown as  investment  options  for other variable  annuities we offer pursuant to different  prospectuses.  The Insurance  Charge assessed  against the Sub-accounts under the terms of those other variable  annuities are the same as the charges  assessed  against such  Sub-accounts  under the Annuity offered pursuant to this Prospectus.

         Unit Prices And Numbers Of Units:  The  following  table shows:  (a) the Unit Price,  as of the dates  shown,  for
Units in each of the  Sub-accounts of Separate  Account B that commenced  operations prior to January 1, 2003 and are being offered pursuant to this Prospectus or which we offer pursuant to certain other  prospectuses;  and (b) the number of Units outstanding  in each  such  Sub-account  as of the  dates  shown.  The  year in which  operations  commenced  in each  such
Sub-account is noted in parentheses.  To the extent a Sub-account  commenced  operations during a particular calendar year, the Unit Price as of the end of the period  reflects  only the partial  year results from the  commencement  of  operations until December 31st of the applicable  year. The portfolios in which a particular  Sub-account  invests may or may not have commenced  operations  prior to the date  such  Sub-account  commenced  operations.  The  initial  offering  price for each
Sub-account was $10.00.

* NOTE:  N/A indicates that the Sub-account is not available with the Optional Guarantee Feature.

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Strong
International Equity 1
(1989)
Unit Price                            $5.53          $6.86            8.99                 $5.38              6.75              8.94
Number of Units                     153,652        136,976          33,897               249,219           122,439            22,558
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST William Blair
International Growth 2
(1997)
Unit Price                           $10.35         $14.10           18.68                     -             13.93             18.64
Number of Units                       7,064          5,277           6,782                     -               -0-               -0-
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST American Century
International Growth
(1997)
Unit Price                            $5.62          $7.06            9.84                 $5.47              6.95              9.78
Number of Units                      73,893         60,129          32,368               308,655           195,586            20,094
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST DeAM International
Equity 3
(1994)
Unit Price                            $4.43          $5.41            8.08                 $4.32              5.32              8.03
Number of Units                      32,967         29,954          20,311                77,974            40,323            11,907
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST MFS Global Equity
(1999)
Unit Price                            $7.48          $8.64            9.72                 $7.29              8.50              9.66
Number of Units                      46,925         49,536          23,151               280,085           109,159            18,836
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST PBHG Small-Cap
Growth 4
(1994)
Unit Price                           $12.12         $18.70           20.25                $11.85             18.48             20.21
Number of Units                       6,331          2,439             978                59,039             1,419               -0-
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31, 2000
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   -------------------------------------------------------
AST DeAM Small-
Cap Growth 5
(1999)
Unit Price                            $4.71          $6.48            9.17                 $4.58              6.38              9.12
Number of Units                      44,611         41,602          35,743               108,770            61,068            13,939
                            ---------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Federated
Aggressive Growth
(2000)
Unit Price                            $4.98          $7.12            9.08                 $4.87              7.03              9.06
Number of Units                      25,040         10,912             243                22,544            18,122             7,308
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Small-
Cap Value 6
(1998)
Unit Price                           $12.41         $13.65           12.58                $12.09             13.43             12.50
Number of Units                      41,406         40,847          14,220               104,579            84,913            27,028
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli Small-Cap
Value 7
(1997)
Unit Price                           $10.79         $12.06           11.41                $10.51             11.86             11.34
Number of Units                      66,744         33,608          15,339               223,133           120,504            13,253
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Small-Cap
Value 8
(2002)
Unit Price                            $7.69              -               -                 $7.63                 -                 -
Number of Units                         124              -               -                 2,643                 -                 -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs Mid-
Cap Growth 9
(2000)
Unit Price                            $2.98          $4.15            7.03                 $2.90              4.09              6.99
Number of Units                      28,812         17,882           2,473               159,494           121,887            15,210
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Growth 10
(1994)
Unit Price                            $4.83          $7.11            9.71                 $4.71              7.00              9.65
Number of Units                      56,712         51,711          36,882               280,113           158,052            15,171
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Neuberger Berman
Mid-Cap Value 11
(1993)
Unit Price                           $10.26         $11.62           12.13                 $9.99             11.43             12.06
Number of Units                      69,657         56,219          16,574               345,614           232,052            50,760
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Alger All-Cap Growth
(2000)
Unit Price                            $4.53          $7.14            8.68                 $4.41              7.03              8.63
Number of Units                      61,001         56,649          30,915                78,138            43,736             5,869
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Gabelli All-Cap
Value
(2000)
Unit Price                            $7.61          $9.72           10.07                 $7.45              9.61             10.05
Number of Units                      38,982         26,857          12,895               167,501            99,742            13,329
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Natural Resources
(1995)
Unit Price                           $10.42         $11.18           11.24                   N/A               N/A               N/A
Number of Units                       4,994          1,879             -0-
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Alliance Growth 12
(1996)
Unit Price                            $4.86          $7.12            8.46                 $4.73              7.01              8.41
Number of Units                     106,056        106,762          97,356               281,204           221,785            54,734
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST MFS Growth
(1999)
Unit Price                            $5.31          $7.48            9.68                 $5.17              7.36              9.62
Number of Units                     112,701         47,656           3,089               222,825           163,552             6,313
-------------------------------------------------------------------------------------------------------------------------------------
                                                                              -------------------------------------------------------
AST Marsico Capital
Growth
(1997)
Unit Price                            $6.50          $7.80           10.09                 $6.33              7.67             10.03
Number of Units                     228,033        182,904         114,992               653,466           333,789            39,110
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Goldman Sachs
Concentrated Growth 13
(1992)
Unit Price                            $3.69          $5.33            7.90                 $3.60              5.24              7.85
Number of Units                     405,437        404,404         235,747               387,973           312,586            98,104
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Growth 8
(2002)
Unit Price                                -              -               -                 $7.62                 -                 -
Number of Units                           -              -               -                 6,218                 -                 -
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Large-Cap
Value 14
(2000)
Unit Price                            $7.67          $9.17            9.83                 $7.50              9.06              9.81
Number of Units                       7,126          1,696             442                75,034            33,451               751
                                                                              -------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Alliance/Bernstein
Growth + Value
(2001)
Unit Price                            $7.14          $9.64               -                 $7.02              9.56                 -
Number of Units                      37,810            -0-               -               154,258           102,674                 -
                                                                              -------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Core Value
(2001)
Unit Price                            $8.61         $10.05               -                 $8.47              9.99                 -
Number of Units                      82,054         18,453               -               100,344            20,330                 -
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Cohen & Steers
Realty
(1998)
Unit Price                           $11.91         $11.75           11.57                   N/A               N/A               N/A
Number of Units                      25,464         16,487          16,557
-------------------------------------------------------------------------------------------------------------------------------------
AST Sanford Bernstein
Managed Index 500 15
(1998)
Unit Price                            $6.59          $8.41            9.46                 $6.41              8.27              9.40
Number of Units                      90,506         39,414           9,941               251,407            71,715               -0-
-------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST American Century
Income & Growth 16
(1997)
Unit Price                            $6.70          $8.47            9.36                 $6.53              8.33               9.30
Number of Units                     124,168        113,372          70,887               156,147            73,819             15,435
--------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   --------------------------------------------------------
AST Alliance Growth
and Income 17
(1992)
Unit Price                            $7.84         $10.35           10.53                 $7.63             10.18              10.46
Number of Units                     142,152        205,232          34,439               865,643           388,642             65,572
--------------------------------------------------------------------------------------------------------------------------------------
                                                                              --------------------------------------------------------
AST MFS Growth with
Income
(1999)
Unit Price                            $6.52          $8.42           10.09                 $6.35              8.28              10.02
Number of Units                      18,434         18,030           1,919                74,861            61,034             14,762
--------------------------------------------------------------------------------------------------------------------------------------
                                                                              --------------------------------------------------------
AST INVESCO Capital
Income 18
(1994)
Unit Price                            $7.59          $9.31           10.32                 $7.39              9.16              10.25
Number of Units                      44,419         44,212           8,596               332,039           286,726             66,175
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Global
Allocation 19
(1993)
Unit Price                            $7.38          $8.84           10.14                   N/A               N/A                N/A
Number of Units                      34,451         38,208          30,678
--------------------------------------------------------------------------------------------------------------------------------------
                                                                              --------------------------------------------------------
AST American Century
Strategic Balanced
(1997)
Unit Price                            $8.36          $9.38            9.87                 $8.14              9.23               9.81
Number of Units                       5,490          4,905           1,725               168,574           119,592              6,562
                                                                              --------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Asset Allocation
(1994)
Unit Price                            $8.47          $9.52           10.12                   N/A               N/A                N/A
Number of Units                      13,799         13,152           2,412
--------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST T. Rowe Price
Global Bond 20
(1994)
Unit Price                           $12.32         $10.84           10.70                $12.00             10.67             10.63
Number of Units                      36,987         16,390             -0-                70,440            52,960             7,254
-------------------------------------------------------------------------------------------------------------------------------------
AST Federated High
Yield
(1994)
Unit Price                            $9.16          $9.27            9.37                 $8.92              9.12              9.32
Number of Units                      73,614         45,297          12,929               268,835           267,028            78,621
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST Lord Abbett
Bond-Debenture
(2000)
Unit Price                            10.22         $10.30           10.13                 $9.99             10.18             10.11
Number of Units                      43,077         16,628             425               388,425           202,202            14,804
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST DeAM Bond 8
(2002)
Unit Price                           $10.68              -               -                $10.61                 -                 -
Number of Units                       3,479              -               -                 4,246                 -                 -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
AST PIMCO Total
Return Bond
(1994)
Unit Price                           $12.72         $11.80           10.97                $12.39             11.61             10.91
Number of Units                     362,294        275,317          37,918             1,051,720           910,141           188,746
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   -------------------------------------------------------
AST PIMCO Limited
Maturity Bond
(1995)
Unit Price                            11.85         $11.29           10.59                $11.53             11.11             10.53
Number of Units                     328,286        112,948           1,940               349,163           133,890            12,293
-------------------------------------------------------------------------------------------------------------------------------------
AST Money Market
(1992)
Unit Price                           $10.57         $10.57           10.32                $10.30             10.40             10.25
Number of Units                     403,604        179,509          29,567                12,049               -0-            34,578

The Montgomery Variable
Series - MV
Emerging Markets
(1996)
Unit Price                            $6.71          $7.53            8.19                   N/A               N/A               N/A
Number of Units                       6,530          6,555           3,293

Wells Fargo Variable
Trust - Equity Value
(1998)
Unit Price                            $7.34          $9.79           10.59                 $7.15              9.63             10.52
Number of Units                         246          1,095             327                 2,523             2,321               -0-
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Variable
Trust - Equity Income
(1999)
Unit Price                           $12.67         $15.89           17.01                $12.39             15.70             16.98
Number of Units                       1,063          1,992             -0-                 8,384             4,150               -0-

Rydex Variable Trust -
Nova
(1999)
Unit Price                                -          $6.59            8.73                   N/A               N/A               N/A
Number of Units                           -            517          22,973
-------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
Ursa
(1999)
Unit Price                                -         $12.43           10.94                   N/A               N/A               N/A
Number of Units                           -            -0-             -0-
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust -
OTC
(1999)
Unit Price                            $2.71          $4.49            7.01                   N/A               N/A               N/A
Number of Units                      17,194         21,091          51,764

INVESCO VIF -
Dynamics
(1999)
Unit Price                            $4.57          $6.80            9.99                   N/A               N/A               N/A
Number of Units                      18,808         15,825          22,264
-------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Technology
(1999)
Unit Price                            $2.24          $4.27            7.98                   N/A               N/A               N/A
Number of Units                      30,448         35,767          25,984
-------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Health Sciences
(1999)
Unit Price                            $8.46         $11.35           13.14                   N/A               N/A               N/A
Number of Units                      19,405         27,104          32,969
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Financial Services
(1999)
Unit Price                            $9.26         $11.02           12.38                   N/A               N/A               N/A
Number of Units                       7,204          8,536           9,786
-------------------------------------------------------------------------------------------------------------------------------------
INVESCO VIF -
Telecommunications
(1999)
Unit Price                            $1.78          $3.66            8.05                   N/A               N/A               N/A
Number of Units                      26,718         16,854          20,235

-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Global
Leaders
(1999)
Unit Price                            $6.70          $8.51            9.96                 $6.53              8.38              9.90
Number of Units                       6,031         12,525             350               110,606            81,120               860
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA -
Special Equity
(1999)
Unit Price                            $6.10          $8.49            9.35                 $5.94              8.35              9.29
Number of Units                       5,427          5,085             -0-                23,153             9,175               -0-
-------------------------------------------------------------------------------------------------------------------------------------
Evergreen VA - Omega
(2001)
Unit Price                                -          $9.04               -                 $6.55              8.98                 -
Number of Units                           -            -0-               -                23,388             6,609                 -

ProFund VP -
Europe 30
(1999)                                $5.11
Unit Price                            2,539          $6.97            9.30                   N/A               N/A               N/A
Number of Units                                      7,317             -0-
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Asia 30 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Japan 30 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Banks 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Basic
Materials 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   -------------------------------------------------------
ProFund VP -
Biotechnology
(2001)                                $5.17
Unit Price                              460          $8.38               -                   N/A                 -                 -
Number of Units                                      3,279               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Consumer
Cyclical 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Consumer
Non-Cyclical 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Energy
(2001)
Unit Price                                -          $9.20               -                   N/A                 -                 -
Number of Units                           -            -0-               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Financial
(2001)
Unit Price                            $7.76          $9.23               -                   N/A               N/A                 -
Number of Units                       3,258          8,154               -
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   -------------------------------------------------------
ProFund VP - Healthcare
(2001)
Unit Price                            $7.15          $9.37               -                   N/A               N/A                 -
Number of Units                       1,235          2,564               -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Industrial 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Internet 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Pharmaceuticals 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Precious
Metals 8
(2002)
Unit Price                            $9.73              -               -                   N/A                 -                 -
Number of Units                       1,179              -               -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Real Estate
(2001)
Unit Price                           $10.65         $10.78               -                   N/A               N/A                 -
Number of Units                       2,230          2,306               -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
Semiconductor 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
--------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001               2000
                                                                                   Optional          Optional           Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
--------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   --------------------------------------------------------
ProFund VP - Technology
(2001)
Unit Price                                -          $5.92               -                   N/A                N/A                 -
Number of Units                           -         12,704               -
---------------------------------------------------------------------------   --------------------------------------------------------
ProFund VP -
Telecommunications
(2001)
Unit Price                                -          $7.11               -                   N/A                N/A                 -
Number of Units                           -            -0-               -
---------------------------------------------------------------------------   --------------------------------------------------------
ProFund VP - Utilities
(2001)
Unit Price                            $6.11          $8.13               -                   N/A                N/A                 -
Number of Units                         491            -0-               -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Bull 8
(2002)
Unit Price                                -              -               -                   N/A                  -                 -
Number of Units                           -              -               -
--------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------   --------------------------------------------------------
ProFund VP - Bear
(2001)
Unit Price                           $13.78         $11.55               -                   N/A                N/A                 -
Number of Units                       2,012            -0-               -
---------------------------------------------------------------------------   --------------------------------------------------------
ProFund VP - UltraBull 21
(2001)
Unit Price                            $4.72          $7.48               -                   N/A                N/A                 -
Number of Units                       2,988            -0-               -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - OTC
(2001)
Unit Price                                -          $5.77               -                   N/A                N/A                 -
Number of Units                           -            -0-               -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Short OTC 8
(2002)
Unit Price                           $11.03              -               -                   N/A                  -                 -
Number of Units                         934              -               -
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - UltraOTC
(1999)
Unit Price                                -          $1.25            4.06                   N/A                N/A               N/A
Number of Units                           -         58,556           3,787
--------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Mid-Cap
Value 8
(2002)
Unit Price                                -              -               -                   N/A                  -                 -
Number of Units                           -              -               -
--------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Mid-Cap
Growth 8
(2002)
Unit Price                                -              -               -                   N/A                  -                 -
Number of Units                           -              -               -
--------------------------------------------------------------------------------------------------------------------------------------

                  Year Ended December 31,
-------------------------------------------------------------------------------------------------------------------------------------
                                 2002            2001           2000                 2002              2001              2000
                                                                                   Optional          Optional          Optional
                                                                              Guarantee Feature  Guarantee Feature Guarantee Feature
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraMid-Cap 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Small-Cap
Value 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Small-Cap
Growth 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP -
UltraSmall-Cap 22
(1999)
Unit Price                                $          $8.50            9.32                   N/A               N/A               N/A
Number of Units                                        -0-           3,174
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - U.S.
Government Plus 8
(2002)
Unit Price                           $11.59              -               -                   N/A                 -                 -
Number of Units                       1,005              -               -
-------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------
ProFund VP - Rising Rates
Opportunity 8
(2002)
Unit Price                                -              -               -                   N/A                 -                 -
Number of Units                           -              -               -

First Trust(R)10
Uncommon Values
(2000)
Unit Price                            $2.95          $4.73            7.44                   N/A               N/A               N/A
Number of Units                      23,080         31,543          32,451

SP Jennison
International Growth
(2001)
Unit Price                            $5.64          $7.40               -                 $5.54              7.35                 -
Number of Units                       1,341            -0-               -                20,164             7,240                 -
-------------------------------------------------------------------------------------------------------------------------------------

1.       Effective  December 10, 2001,  Strong Capital  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     December 10,  2001,  A I M Capital  Management,  Inc.  served as  Sub-advisor  of the  Portfolio,  then named "AST AIM
     International  Equity."  Between  October 15,  1996 and May 3, 1999,  Putnam  Investment  Management,  Inc.  served as
     Sub-advisor  of the  Portfolio,  then named "AST Putnam  International  Equity."  Prior to October 15, 1996,  Seligman
     Henderson Co. served as Sub-advisor of the Portfolio, then named "Seligman Henderson International Equity Portfolio."
2.       Effective  November 11, 2002,  William Blair & Company,  L.L.C.  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002, Janus Capital  Corporation  served as Sub-advisor of the Portfolio,  then named "AST Janus Overseas
     Growth."
3.       Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002,  Founders Asset  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Founders  Passport."
     Prior to October 15, 1996,  Seligman  Henderson Co.  served as  Sub-advisor  of the  Portfolio,  then named  "Seligman
     Henderson International Small Cap Portfolio."
4.       Effective  September 17, 2001,  Pilgrim Baxter & Associates,  Ltd. became  Sub-advisor of the Portfolio.  Prior to
     September 17, 2001, Janus Capital Corporation served as Sub-advisor of the Portfolio,  then named "AST Janus Small-Cap
     Growth." Prior to December 31, 1998,  Founders  Asset  Management,  LLC served as  Sub-advisor of the Portfolio,  then named "Founders Capital Appreciation Portfolio."
5.       Effective  December 10, 2001,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to
     December 10, 2001, Zurich Scudder  Investments,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Scudder
     Small-Cap Growth Portfolio".  Prior to May 1, 2001, the Portfolio was named "AST Kemper Small-Cap Growth Portfolio."
6.       Effective May 1, 2001, Goldman Sachs Asset Management became  Sub-advisor of the Portfolio.  Prior to May 1, 2001,
     Lord, Abbett & Co. served as Sub-advisor of the Portfolio, then named "AST Lord Abbett Small Cap Value.
7.       Effective  October 23, 2000,  GAMCO  Investors,  Inc.  became  Sub-advisor of the Portfolio.  Prior to October 23,
     2000, T. Rowe Price  Associates,  Inc.  served as Sub-advisor  of the  Portfolio,  then named "AST T. Rowe Price Small
     Company Value Portfolio."
8.       These portfolios were first offered as Sub-accounts on May 1, 2002.
9.       Effective  November 11, 2002,  Goldman  Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002,  Janus Capital  Corporation  served as Sub-advisor of the Portfolio,  then named "AST Janus Mid-Cap
     Growth."
10.      Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998, Berger Associates, Inc. served as Sub-advisor of the Portfolio, then named "Berger Capital Growth Portfolio."
11.      Effective May 1, 1998,  Neuberger Berman  Management,  Inc. became  Sub-advisor of the Portfolio.  Prior to May 1,
     1998,  Federated  Investment  Counseling served as Sub-advisor of the Portfolio,  then named "Federated Utility Income
     Portfolio."
12.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became Sub-advisor of the Portfolio.  Between December
     31, 1998 and May 1, 2000,  OppenheimerFunds,  Inc. served as Sub-advisor of the Portfolio, then named "AST Oppenheimer
     Large-Cap Growth Portfolio." Prior to December 31, 1998,  Robertson,  Stephens & Company Investment  Management,  L.P.
     served as Sub-advisor of the Portfolio, then named "Robertson Stephens Value + Growth Portfolio."
13.      Effective  November 11, 2002,  Goldman  Sachs Asset  Management  became  Sub-advisor  of the  Portfolio.  Prior to
     November 11, 2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST JanCap Growth."
14.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002, Janus Capital Corporation served as Sub-advisor of the Portfolio, then named "AST Janus Strategic Value."
15.      Effective May 1, 2000,  Sanford C. Bernstein & Co., Inc.  became  Sub-advisor  of the  Portfolio.  Prior to May 1,
     2000,  Bankers Trust Company served as  Sub-advisor of the Portfolio,  then named "AST Bankers Trust Managed Index 500
     Portfolio."
16.      Effective May 3, 1999, American Century Investment Management,  Inc. became Sub-advisor of the Portfolio.  Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Value Growth & Income."
17.      Effective May 1, 2000,  Alliance Capital  Management,  L.P. became  Sub-advisor of the Portfolio.  Prior to May 1,
     2000,  Lord,  Abbett & Co.  served as  Sub-advisor  of the  Portfolio,  then named "AST Lord Abbett  Growth and Income
     Portfolio."
18.      Effective July 1, 2002, the AST INVESCO Equity Income portfolio changed its name to AST INVESCO Capital Income.
19.      Effective May 1, 2002,  Deutsche Asset  Management,  Inc.  became  Sub-advisor  of the Portfolio.  Prior to May 1,
     2002, A I M Capital  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST AIM Balanced." Between
     October 15, 1996 and May 3, 1999,  Putnam  Investment  Management,  Inc. served as Sub-advisor of the Portfolio,  then named "AST Putnam Balanced." Prior to October 15, 1996, Phoenix Investment Counsel,  Inc. served as Sub-advisor of the
     Portfolio, then named "AST Phoenix Balanced Asset Portfolio."
20.      Effective August 8, 2000, T. Rowe Price  International,  Inc. became  Sub-advisor of the Portfolio.  Effective May
     1, 2000,  the name of the Portfolio was changed to the "AST T. Rowe Price Global  Bond".  Effective May 1, 1996,  Rowe
     Price-Fleming  International,  Inc.  became  Sub-advisor of the Portfolio.  Prior to May 1, 1996,  Scudder,  Stevens &
     Clark, Inc. served as Sub-advisor of the Portfolio, then named "AST Scudder International Bond Portfolio."
21.      Effective May 1, 2003, the ProFund VP Bull Plus portfolio changed its name to ProFund VP UltraBull.
22.      Prior to May 1, 2000, ProFund VP UltraSmall-Cap was named "ProFund VP SmallCap" and sought daily investment results that corresponded to the performance of the Russell 2000(R)Index.

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                  PLEASE SEND ME A STATEMENT OF  ADDITIONAL  INFORMATION  THAT  CONTAINS  FURTHER  DETAILS
                  ABOUT THE AMERICAN SKANDIA ANNUITY DESCRIBED IN PROSPECTUS VIAS/G-PROS- (05/2003).
----------------------------------------------------------------------------------------------------------
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                                  -------------------------------------------------------
                                                     (print your name)

                                  -------------------------------------------------------
                                                         (address)

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                                           THIS PAGE IS INTENTIONALLY LEFT BLANK.

Variable Annuity Issued by:                                                                  Variable Annuity Distributed by:

AMERICAN SKANDIA LIFE                                                                                      AMERICAN SKANDIA
ASSURANCE CORPORATION                                                                               MARKETING, INCORPORATED
One Corporate Drive                                                                                     One Corporate Drive
Shelton, Connecticut 06484                                                                       Shelton, Connecticut 06484
Telephone: 1-800-752-6342                                                                           Telephone: 203-926-1888
http://www.americanskandia.com                                                               http://www.americanskandia.com

                                                    MAILING ADDRESSES:

                                           AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                       P.O. Box 7040
                                                 Bridgeport, CT 06601-7040

                                                       EXPRESS MAIL:
                                           AMERICAN SKANDIA - VARIABLE ANNUITIES
                                                    One Corporate Drive
                                                     Shelton, CT 06484

                                                           NOTES

                                                           NOTES

                                                           NOTES

                                                STATEMENT OF ADDITIONAL INFORMATION

The  Annuity is  registered  under the  Securities  Act of 1933 and the  Investment  Company  Act of 1940.  The Annuity is issued by
AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B and AMERICAN SKANDIA LIFE ASSURANCE CORPORATION.

                                                         TABLE OF CONTENTS

Item                                                                                                                   Page
----                                                                                                                   ----

General Information Regarding American Skandia Life Assurance Corporation                                                 2
American Skandia Life Assurance Corporation Variable Account B                                                            2
Principal Underwriter/Distributor                                                                                         3
Calculation of Performance Data                                                                                           3
Unit Price Determinations                                                                                                14
Voting Rights                                                                                                            14
Modification                                                                                                             15
Deferral of Transactions                                                                                                 15
Misstatement of Age or Sex                                                                                               15
Ending of Offer                                                                                                          15
Independent Auditors                                                                                                     16
Legal Experts                                                                                                            16
Financial Statements                                                                                                     16
         Audited Consolidated Financial Statements of American Skandia Life Assurance Corporation
         American Skandia Separate Account B

----------------------------------------------------------------------------------------------------------------------------------------
THIS  STATEMENT OF ADDITIONAL  INFORMATlON  IS NOT A PROSPECTUS.  YOU SHOULD READ THIS  INFORMATION  ALONG WITH THE  PROSPECTUS FOR THE
ANNUITY FOR WHICH IT RELATES.  THE  PROSPECTUS  CONTAINS  INFORMATION  THAT YOU SHOULD  CONSIDER  BEFORE  INVESTING.  FOR A COPY OF THE
PROSPECTUS SEND A WRITTEN REQUEST TO AMERICAN SKANDIA - VARIABLE  ANNUITIES,  P.O. BOX 7040,  BRIDGEPORT,  CONNECTICUT  06601-7040,  OR
TELEPHONE 1-800-766-4530.  OUR ELECTRONIC MAIL ADDRESS IS CUSTOMERSERVICE@SKANDIA.COM.
----------------------------------------------------------------------------------------------------------------------------------------

Date of Prospectus:  May 1, 2003                                       Date of Statement of Additional Information:  May 1, 2003
VIA S/G-SAI [05/2003]

GENERAL INFORMATION REGARDING AMERICAN SKANDIA LIFE ASSURANCE  CORPORATION:  American Skandia Life Assurance Corporation  ("American
Skandia",  "we",  "our" or "us") is a stock life  insurance  company  domiciled in Connecticut  with licenses in all 50 states,  the
District of Columbia and Puerto Rico.  American Skandia is a wholly-owned  subsidiary of American Skandia,  Inc.  ("ASI").  American
Skandia's principal business address is One Corporate Drive, Shelton, Connecticut 06484.

On December 20, 2002,  Skandia  Insurance  Company Ltd.  (publ),  an insurance  company  organized  under the laws of the Kingdom of
Sweden ("Skandia"),  and on that date, the ultimate parent company of American Skandia,  announced that it and Skandia U.S. Inc. had entered into a  definitive  Stock  Purchase  Agreement  with  Prudential  Financial,  Inc.,  a New Jersey  corporation  ("Prudential
Financial").  Under the terms of the Stock  Purchase  Agreement,  Prudential  Financial  will acquire  Skandia U.S. Inc., a Delaware corporation,  from Skandia.  Skandia U.S. Inc. is the sole  shareholder  of ASI,  which is the parent  company of American  Skandia.
The transaction is expected to close during the second quarter of 2003.

Prudential  Financial is a New Jersey  insurance  holding  company whose  subsidiary  companies serve  individual and  institutional customers  worldwide and include The Prudential  Insurance  Company of America,  one of the largest life insurance  companies in the
U.S. These companies offer a variety of products and services,  including life insurance,  property and casualty  insurance,  mutual funds, annuities,  pension and retirement related services and administration,  asset management,  securities brokerage, banking and trust services, real estate brokerage franchises, and relocation services.

No company other than American Skandia has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts.  However, following the closing of the acquisition, Prudential Financial will exercise significant influence over the operations and capital structure of American Skandia.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B:
American  Skandia Life Assurance  Corporation  Variable  Account B, also referred to as "Separate  Account B", was established by us pursuant to Connecticut  law.  Separate  Account B also holds assets of other  annuities  issued by us with values and benefits that vary  according to the  investment  performance  the  underlying  mutual funds or portfolios  of underlying  mutual funds offered as
Sub-accounts  of Separate  Account B. The  underlying  mutual funds or portfolios of underlying  mutual funds are referred to as the
Portfolios.  Each  Sub-account  invests  exclusively in a Portfolio.  You will find additional  information  about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange  Commission  ("SEC") under the Investment Company Act of 1940 (the
"Investment  Company  Act") as a unit  investment  trust,  which is a type of  investment  company.  Values  and  benefits  based on allocations to the  Sub-accounts  will vary with the investment  performance of the Portfolios,  as applicable.  We do not guarantee the investment results of any Sub-account.  You bear the entire investment risk.

Prior to November 11, 2002,  Separate Account B was organized as a single separate account with six different  Sub-account  classes, each of which was registered as a distinct unit  investment  trust under the Investment  Company Act.  Effective  November 11, 2002,
each  Sub-account  class of Separate  Account B will be consolidated  into the unit investment trust formerly named American Skandia
Life Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which will  subsequently be renamed American Skandia Life
Assurance  Corporation  Variable  Account B. Each  Sub-account  of Separate  Account B will have multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable)  and the charge for each optional benefit offered under Annuity  contracts  funded through Separate Account B. The  consolidation of Separate
Account B will have no impact on Annuity Owners.

We offer a number of Sub-accounts.  Certain  Sub-accounts may not be available in all jurisdictions.  If and when we obtain approval of the  applicable  authorities  to  make  such  Sub-accounts  available,  we  will  notify  Owners  of  the  availability  of  such
Sub-accounts.

A brief summary of the investment  objectives and policies of each Portfolio is found in the Prospectus.  More detailed  information about the  investment  objectives,  policies,  risks,  costs and  management of the  Portfolios  are found in the  prospectuses  and statements of  additional  information  for the  Portfolios.  Also included in such  information  is the  investment  policy of each
Portfolio  regarding the acceptable  ratings by recognized  rating  services for bonds and other debt  obligations.  There can be no guarantee that any Portfolio will meet its investment objectives.

Each  underlying  mutual fund is registered  under the  Investment  Company Act, as amended,  as an open-end  management  investment company.  Each  underlying  mutual  fund  thereof  may or may not be  diversified  as defined in the  Investment  Company  Act.  The trustees or directors,  as applicable,  of an underlying mutual fund may add, eliminate or substitute  portfolios from time to time.
Generally,  each portfolio  issues a separate class of shares.  Shares of the portfolios are available to separate  accounts of life insurance  companies  offering  variable  annuity and  variable  life  insurance  products.  The shares may also be made  available, subject to obtaining all required  regulatory  approvals,  for direct purchase by various pension and retirement  savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other  portfolios  available by creating new  Sub-accounts.  Additionally,  new  portfolios may be made available by the creation of new  Sub-accounts  from time to time.  Such a new portfolio may be disclosed in its prospectus.  However,  addition of a portfolio  does not require us to create a new  Sub-account  to invest in that  portfolio.  We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRINCIPAL  UNDERWRITER/DISTRIBUTOR:  American Skandia  Marketing,  Incorporated  ("ASM"),  a wholly-owned  subsidiary of ASI, is the distributor  and principal  underwriter of the Annuity  described in the  Prospectus  and this Statement of Additional  Information.
American  Skandia Life Assurance  Corporation and American  Skandia  Investment  Services,  Incorporated  ("ASISI"),  the investment manager of American  Skandia Trust and American Skandia Advisor Funds,  Inc., are also  wholly-owned  subsidiaries of ASI.  American
Skandia  Information  Services and Technology  Corporation  ("ASIST"),  also a wholly-owned  subsidiary of ASI, is a service company that provides systems and information services to American Skandia Life Assurance Corporation and its affiliated companies.

ASM acts as the  distributor  of a number of annuity  and life  insurance  products  we offer and both  American  Skandia  Trust and
American Skandia Advisor Funds,  Inc., a family of retail mutual funds. ASM also acts as an introducing  broker-dealer  through whom it receives a portion of brokerage  commissions in connection  with purchases and sales of securities held by Portfolios of American
Skandia Trust which are offered as Sub-accounts under the Annuity.

ASM's principal  business address is One Corporate Drive,  Shelton,  Connecticut  06484. ASM is registered as a broker-dealer  under the Securities and Exchange Act of 1934 ("Exchange  Act") and is a member of the National  Association of Securities  Dealers,  Inc.
("NASD").

The Annuity is offered on a continuous  basis.  ASM enters into  distribution  agreements with  independent  broker-dealers  who are registered  under the Exchange Act and with entities that may offer the Annuity but are exempt from  registration.  Applications for the Annuity are solicited by registered  representatives of those firms. Such  representatives  will also be our appointed insurance agents under state insurance law.  In addition, ASM may offer the Annuity directly to potential purchasers.

Compensation  is paid to firms on sales of the Annuity  according  to one or more  schedules.  The  individual  representative  will receive a portion of the  compensation,  depending on the practice of the firm.  Compensation  is generally based on a percentage of
Premium  payments  made, up to a maximum of 7.0%.  Alternative  compensation  schedules  are available  that provide a lower initial commission  plus ongoing annual  compensation  based on all or a portion of Cash Value.  We may also provide  compensation  to firms for  providing  ongoing  service to you in relation  to the  Annuity.  Commissions  and other  compensation  paid in relation to the
Annuity  do not result in any  additional  charge to you or to the  Separate  Account.  No  compensation  is  payable  on  Annuities purchased by a member of the designated class of Owners.

In addition,  firms may receive  separate  compensation  or  reimbursement  for,  among other things,  training of sales  personnel, marketing or other services they provide to us or our affiliates.  We or ASM may enter into  compensation  arrangements with certain firms.  These  arrangements  will not be offered to all firms and the terms of such  arrangements may differ between firms. Any such compensation  will be paid by us or ASM and will not result in any additional  charge to you. To the extent  permitted by NASD rules and other  applicable laws and  regulations,  ASM may pay or allow other  promotional  incentives or payments in the form of cash or other compensation.

ASLAC pays ASM an  underwriting  commission for its role as principal  underwriter/distributor  of all variable  insurance  products issued by ASLAC.  ASM is  responsible  for payment of  commissions to the  broker-dealer  firms who are the ultimate  sellers of the product.  ASM does not retain any  underwriting  commissions.  For the past three years, the aggregate dollar amount of underwriting commissions paid to ASM in its role as principal  underwriter/distributor  has been: 2002: 193,374,436;  2001:  $193,056,109;  2000:
$355,445,427.

CALCULATION  OF  PERFORMANCE  DATA: We may provide  three types of  performance  information:  (a) the  "effective  rate of return", which is the yield of the Annuity; (b) the cumulative return to-date; and total returns.

Effective Rate of Return/Cumulative Return to Date
--------------------------------------------------
The  performance  of an Annuity over time depends on: (a) Net Investment  Performance;  (b) the age of the Annuitant at the time the
Annuity is issued;  (c) the gender of the Annuitant (unless  applicable law or regulation  requires that we ignore gender);  (d) the
Annuity plan issued,  particularly,  the applicable Benchmark Rate and Annuity Factors for such plan; and (e) what lump sum, if any, is  available at the end of the period.  In order to provide  performance  information,  we assume that a  hypothetical  Annuity was issued at the beginning of the period to be measured, and that:

         (1)  The Annuitant was [  ] on the Issue Date;

         (2)  The Annuitant was male, and that gender affected the Annuity Factors;

         (3)  A single, specified investment option was used for the entire period being measured;

         (4)  The end of the period is the Inheritance Date;

         (5)  A lump sum is being paid to the Beneficiary as of that date in lieu of Annuity Payments.

Both the effective rate of return and the cumulative  return to-date might be lower in certain  circumstances  if the Cash Value was used rather than the lump sum in lieu of Annuity Payments.

Most of the underlying mutual fund portfolios  ("Portfolios")  existed prior to the inception of the Sub-accounts.  In order to give you a basis for  analyzing  the  performance  of the  various  investment  options  over as long a time as  possible,  we assume the issuance of a hypothetical  Annuity  investing  solely in the  applicable  investment  option from the date the Portfolio  commenced operations.  Therefore,  performance  quoted in advertising  regarding such  Sub-accounts  may indicate periods prior to the initial offering of the Annuities.

To the extent allowed by law or regulation,  as well as the rules of applicable  self-regulatory  organizations such as the NASD, we may also provide  hypothetical  performance  of an Annuity as if a  hypothetical  Portfolio  performed  exactly  like:  (a) a common market  index,  such as the  Standard  &  Poor's  500;  or (b) a  stated  weighted  average  of such an  index  with an index of the performance of debt  instruments,  such as an index  measuring the return of corporate  bonds.  This latter method of using a stated
weighted  average may be  particularly  helpful if you are  considering  utilizing  an  investment  option that  expects to maintain significant portions of its assets in both equity and debt instruments.

Total Return
------------
Total return for the other Sub-accounts is computed by using the formula:

                                                           P(1+T)n = ERV

                                                               where:

         P = a hypothetical allocation of $1,000;

         T = average annual total return;

         n = the number of years over which total return is being measured; and

         ERV = the Account  Value of the  hypothetical  $1,000  payment as of the end of the period over which total return is being measured.

We may advertise the  performance of the  Portfolios in the form of "Standard" and  "Non-standard"  Total Returns.  "Standard  Total
Return" figures assume a hypothetical  initial  investment of $1,000  allocated to a Sub-account  during the most recent,  one, five and ten year periods (or since the inception date that the Portfolio has been offered as a Sub-account,  if less).  "Standard  Total
Return" figures assume that the Insurance Charge is deducted.  "Non-standard  Total Return" figures include any performance  figures that do not meet the SEC's rules for Standard Total  Returns.  "Non-standard  Total Return"  figures may be used that do not reflect all fees and  charges.  Non-standard  Total  Returns are  calculated  in the same  manner as  standardized  returns  except that the calculations  may assume no  redemption  at the end of the  applicable  periods.  Non-standard  Total  Returns must be acompanied by
Standard Total Returns.

Non-standard  Total Returns  reflect the addition of Credits.  The  Non-standard  Total Return  numbers  provided may assume Credits equal to 1.0%,  2.0% or 3.0%,  respectively,  of Premium,  based on the age of the youngest  Annuitant on the Issue Date. The amount of the Credit applicable is described in detail in the "Will I Receive Credits on my Premium?" section of the Prospectus.

Some of the  Portfolios  existed prior to the inception of these  Sub-accounts.  Performance  quoted in  advertising  regarding such
Sub-accounts  may indicate  periods during which the  Sub-accounts  have been in existence but prior to the initial  offering of the
Annuities,  or periods  during which the  Portfolios  have been in  existence,  but the  Sub-accounts  have not.  Such  hypothetical performance  is  calculated  using  the  same  assumptions  employed  in  calculating  actual  performance  since  inception  of the
Sub-accounts.  Hypothetical  historical  performance  of the  underlying  mutual  fund  portfolios  prior  to the  existence  of the
Sub-accounts may only be presented as Non-Standard Total Returns.

Shown below are total return  figures for the periods  shown.  Figures are shown only for  Sub-accounts  operational  as of December
31, 2002. The  "inception-to-date"  figures shown below are based on the inception  date of a Portfolio.  Where no figures are shown indicates  that the  Portfolio  was not in  operation  for the  applicable  period.  Any  performance  of such  Portfolios  prior to inception  of a  Sub-account  is  provided  by the  underlying  mutual  funds.  The  Total  Return  for any  Sub-account  reflecting performance prior to such Sub-account's inception is based on such information.

Some of the Portfolios may be subject to an expense  reimbursement  or waiver that, in the absence of such  reimbursement or waiver, would reduce the Portfolio's performance.

The performance  quoted in any advertising  should not be considered a  representation  of the performance of these  Sub-accounts in the future since  performance is not fixed or guaranteed in any way. Actual  performance  will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the Portfolios and upon prevailing  market  conditions and the response of the  investment  manager of the Portfolios to such  conditions.  Actual  performance  will also depend on changes in the expenses of the Portfolios.  In addition, the amount of charges against each Sub-account will affect performance.

The  performance  information  may be useful in reviewing and comparing the  performance  of the  Sub-accounts,  and for provising a basis for  comparison  with  Sub-accounts  offered  under  other  immediate  annuities.  It may have only a  limited  usefulness  in comparison  with other  annuities,  given that, as of the date of this Statement of Additional  Information,  we were unaware of any annuities  structured  in a similar  fashion.  (To our  knowledge,  other  variable  immediate  annuities are  structured  such that investment  performance  always directly  affects the amount of each Annuity  Payment,  not any Inheritance  Period.) These measures may be even less useful in providing a basis for  comparison  with other  investments  that neither  provide some of the benefits of the annuities or the benefits of other variable immediate annuities.

Net Investment  Performance will depend on the type,  quality and, for some of the  Sub-accounts,  the maturities of the investments held by the  Portfolios  and  upon  prevailing  market  conditions  and the  response  of the  Portfolios  to such  conditions.  Net
Investment Performance will also depend on changes in the expenses of the Portfolios.

                           AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITHOUT OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years     to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -19.44                                  -20.33        -18.63                                 -20.03
AST William Blair International
  Growth                           -26.59                                  -28.10        -25.86                                 -27.78
AST American Century
  International Growth             -20.48                                  -19.83        -19.69                                 -19.52
AST DeAM International Equity      -18.07                                  -26.78        -17.25                                 -26.50
AST MFS Global Equity              -13.36                                  -10.51        -12.49                                 -10.17
AST PBHG Small-Cap Growth          -35.23                                  -30.60        -34.58                                 -30.29
AST DeAM Small-Cap Growth          -27.38                                  -25.08        -26.65                                 -24.79
AST Federated Aggressive Growth    -30.08                                  -27.32        -29.38                                 -26.99
AST Goldman Sachs Small-Cap
  Value                             -9.08                                   8.63         -8.17                                   9.05
AST Gabelli Small-Cap Value        -10.51                                   2.96         -9.61                                   3.35
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST DeAM Small-Cap Value                                                   -23.15                                               -22.38
AST Goldman Sachs Mid-Cap
  Growth                           -28.36                                  -37.16        -27.65                                 -36.92
AST NB Mid-Cap Growth              -32.07                                  -24.32        -31.39                                 -24.04
AST NB Mid-Cap Value               -11.67                                   1.00         -10.79                                  1.39
AST Alger All-Cap Growth           -36.59                                  -26.18        -35.96                                 -25.90
AST Gabelli All-Cap Value          -21.70                                  -11.72        -20.92                                 -11.32
AST T. Rowe Price Natural
  Resources                         -6.72                                   1.61         -5.78                                   2.00
AST Alliance Growth                -31.85                                  -24.18        -31.16                                 -23.90
AST MFS Growth                     -29.07                                  -21.56        -28.36                                 -21.26
AST Marsico Capital Growth         -16.62                                  -15.20        -15.78                                 -14.87
AST Goldman Sachs Concentrated
  Growth                           -30.71                                  -31.73        -30.02                                 -31.47
AST DeAM Large-Cap Growth                                                  -23.25                                               -22.48
AST DeAM Large-Cap Value           -16.36                                  -11.44        -15.52                                 -11.03
AST Alliance/Bernstein Growth +
   Value                           -25.94                                  -18.31        -25.20                                 -17.82
AST Sanford Bernstein Core Value   -14.33                                   -8.56        -13.47                                  -8.01
AST Cohen & Steers Realty           1.37                                    6.94          2.38                                   7.35
AST Sanford Bernstein Managed
  Index 500                        -21.63                                  -14.78        -20.84                                 -14.46
AST American Century Income &
  Growth                           -20.82                                  -14.21        -20.03                                 -13.89
AST Alliance Growth and Income     -24.25                                   -8.91        -23.49                                  -8.56
AST MFS Growth with Income         -22.60                                  -15.14        -21.83                                 -14.81
AST INVESCO Capital Income         -18.52                                  -10.04        -17.71                                  -9.70
AST DeAM Global Allocation         -16.49                                  -11.00        -15.65                                 -10.66
AST American Century Strategic
  Balanced                         -10.87                                   -6.64        -9.98                                   -6.28
AST T. Rowe Price Asset
  Allocation                       -11.01                                   -6.16        -10.12                                  -5.81
AST T. Rowe Price Global Bond       13.59                                   8.32         14.73                                   8.73
AST Federated High Yield            -1.21                                   -3.32        -0.22                                   -2.95
AST Lord Abbett Bond-Debenture      -0.85                                   0.98          0.14                                   1.44
AST PIMCO Total Return Bond                                                 6.80                                                 7.87
AST PIMCO Limited Maturity
  Bond                              7.86                                    9.67          8.94                                   10.09

MV Emerging Markets                -10.81                                  -14.17        -9.92                                  -13.84

WFVT Equity Value                  -25.04                                  -11.19        -24.29                                 -10.85
WFVT Equity Income                 -20.27                                   -9.99        -19.47                                  -9.58

Rydex Nova                         -36.53                                  -28.42         -35.89                                  -28.15
Rydex Ursa                          20.12                                   16.60          21.32                                   17.04
Rydex OTC                          -39.62                                  -39.39         -39.01                                  -39.15

INVESCO VIF Dynamics               -32.75                                  -25.93        -32.08                                 -25.64
INVESCO VIF Technology             -47.51                                  -43.64        -46.99                                 -43.43
INVESCO VIF Health Sciences        -25.40                                   -6.19        -24.65                                  -5.83
INVESCO VIF Financial Services     -15.96                                   -2.90        -15.12                                  -2.53
INVESCO VIF
  Telecommunications               -51.42                                  -48.43        -50.94                                 -48.24

Evergreen VA Global Leaders        -21.26                                  -14.21        -20.47                                 -13.88
Evergreen VA Special Equity        -28.09                                  -17.25        -27.37                                 -16.93
Evergreen VA Omega                 -26.31                                  -21.62        -25.58                                 -21.15

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
ProFund VP Europe 30               -26.69                                  -22.70        -25.96                                 -22.40
ProFund VP Asia 30                                                         -22.29                                               -21.51
ProFund VP Japan                                                           -27.41                                               -26.69
ProFund VP Banks                                                           -14.13                                               -13.27
ProFund VP Basic Materials                                                 -15.18                                               -14.34
ProFund VP Biotechnology           -38.30                                  -59.63        -37.68                                 -59.42
ProFund VP Consumer Cyclical                                               -27.35                                               -26.62
ProFund VP Consumer Non-Cyclical                                           -17.00                                               -16.17
ProFund VP Energy                  -18.08                                  -50.96        -17.26                                 -50.71
ProFund VP Financial               -15.95                                  -50.23        -15.11                                 -49.97
ProFund VP Healthcare              -23.66                                  -52.28        -22.89                                 -52.04
ProFund VP Industrial                                                      -20.51                                               -19.71
ProFund VP Internet                                                        -14.09                                               -13.23
ProFund VP Pharmaceuticals                                                 -14.19                                               -13.33
ProFund VP Precious Metals                                                  -2.69                                                -1.71
ProFund VP Real Estate              -1.23                                  -41.40        -0.24                                  -41.10
ProFund VP Semiconductor                                                   -48.50                                               -47.99
ProFund VP Technology              -41.42                                  -67.15        -40.84                                 -66.98
ProFund VP Telecommunications      -38.61                                  -63.02        -38.00                                 -62.83
ProFund VP Utilities               -24.89                                  -56.00        -24.14                                 -55.78
ProFund VP Bull                                                            -20.11                                               -19.31
ProFund VP Bear                     19.31                                  -33.05        20.50                                  -32.70
ProFund VP UltraBull               -36.91                                  -61.48        -36.28                                 -61.29
ProFund VP OTC                     -39.39                                  -66.99        -38.78                                 -66.82
ProFund VP Short OTC                                                        10.30                                                11.41
ProFund VP UltraOTC                -69.33                                  -71.31        -69.03                                 -71.20
ProFund VP Mid-Cap Value                                                   -23.15                                               -22.38
ProFund VP Mid-Cap Growth                                                  -22.79                                               -22.01
ProFund VP UltraMid-Cap                                                    -42.75                                               -42.18
ProFund VP Small-Cap Value                                                 -28.90                                               -28.19
ProFund VP Small-Cap Growth                                                -22.85                                               -22.08
ProFund VP UltraSmall-Cap          -43.33                                  -24.41        -42.76                                 -24.12
ProFund VP U.S. Government Plus                                             15.89                                                17.05
ProFund VP Rising Rates
  Opportunity                                                              -19.61                                               -18.81

First Trust(R)10 Uncommon Values    -37.64                                  -38.72        -37.02                                 -38.48

SP Jennison International Growth   -23.80                                  -29.09        -23.04                                 -28.67
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Strong International Equity    -17.83                                  -19.72        -17.02                                 -19.42
AST William Blair International
  Growth                           -25.13                                  -27.45        -24.39                                 -27.12
AST American Century
  International Growth             -18.89                                  -19.22        -18.10                                 -18.92
AST DeAM International Equity      -16.43                                  -26.23        -15.61                                 -25.95
AST MFS Global Equity              -11.62                                   -9.83        -10.76                                  -9.49
AST PBHG Small-Cap Growth          -33.93                                  -29.97        -33.28                                 -29.66
AST DeAM Small-Cap Growth          -25.93                                  -24.51        -25.20                                 -24.23
AST Federated Aggressive Growth    -28.68                                  -26.66        -27.98                                 -26.33
AST Goldman Sachs Small-Cap
  Value                             -7.26                                   9.46         -6.35                                   9.87
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
AST Gabelli Small-Cap Value         -8.72                                   3.74         -7.83                                   4.13
AST DeAM Small-Cap Value                                                   -21.61                                               -20.84
AST Goldman Sachs Mid-Cap
  Growth                           -26.93                                  -36.68        -26.21                                 -36.44
AST NB Mid-Cap Growth              -30.71                                  -23.75        -30.03                                 -23.46
AST NB Mid-Cap Value                -9.91                                   1.77         -9.02                                   2.15
AST Alger All-Cap Growth           -35.33                                  -25.62        -34.69                                 -25.34
AST Gabelli All-Cap Value          -20.14                                  -10.92        -19.36                                 -10.52
AST T. Rowe Price Natural
  Resources                         -4.85                                   2.38         -3.92                                   2.77
AST Alliance Growth                -30.48                                  -23.61        -29.80                                 -23.32
AST MFS Growth                     -27.65                                  -20.96        -26.95                                 -20.66
AST Marsico Capital Growth         -14.95                                  -14.55        -14.12                                 -14.23
AST Goldman Sachs Concentrated
  Growth                           -29.33                                  -31.21        -28.63                                 -30.95
AST DeAM Large-Cap Growth                                                  -21.71                                               -20.95
AST DeAM Large-Cap Value           -14.69                                  -10.63        -13.85                                 -10.23
AST Alliance/Bernstein Growth +
   Value                           -24.46                                  -17.33        -23.72                                 -16.85
AST Sanford Bernstein Core Value   -12.61                                   -7.46        -11.76                                  -6.92
AST Cohen & Steers Realty           3.40                                    7.76          4.41                                   8.16
AST Sanford Bernstein Managed
  Index 500                        -20.06                                  -14.14        -19.28                                 -13.81
AST American Century Income &
  Growth                           -19.23                                  -13.56        -18.44                                 -13.24
AST Alliance Growth and Income     -22.73                                   -8.22        -21.97                                  -7.87
AST MFS Growth with Income         -21.06                                  -14.49        -20.28                                 -14.17
AST INVESCO Capital Income         -16.89                                   -9.35        -16.08                                  -9.01
AST DeAM Global Allocation         -14.82                                  -10.32        -13.98                                  -9.98
AST American Century Strategic
  Balanced                          -9.09                                   -5.93        -8.20                                   -5.57
AST T. Rowe Price Asset
  Allocation                        -9.23                                   -5.45        -8.34                                   -5.10
AST T. Rowe Price Global Bond       15.86                                   9.14         17.00                                   9.55
AST Federated High Yield            0.76                                    -2.58         1.75                                   -2.22
AST Lord Abbett Bond-Debenture      1.13                                    1.90          2.12                                   2.35
AST PIMCO Total Return Bond                                                 8.93                                                 10.00
AST PIMCO Limited Maturity
  Bond                              10.01                                   10.51        11.09                                   10.92

MV Emerging Markets                 -9.03                                  -13.51        -8.14                                  -13.19

WFVT Equity Value                  -23.54                                  -10.51        -22.79                                 -10.17
WFVT Equity Income                 -18.68                                   -9.17        -17.88                                  -8.76

Rydex Nova                         -35.26                                  -27.87        -34.63                                 -27.60
Rydex Ursa                          22.53                                   17.49        23.73                                   17.93
Rydex OTC                          -38.41                                  -38.92        -37.81                                 -38.69

INVESCO VIF Dynamics               -31.41                                  -25.36        -30.73                                 -25.08
INVESCO VIF Technology             -46.46                                  -43.21        -45.94                                 -43.00
INVESCO VIF Health Sciences        -23.90                                   -5.48        -23.16                                  -5.12
INVESCO VIF Financial Services     -14.28                                   -2.16        -13.44                                  -1.79
INVESCO VIF
  Telecommunications               -50.45                                  -48.04        -49.97                                 -47.85

Evergreen VA Global Leaders        -19.69                                  -13.56        -18.90                                 -13.23
Evergreen VA Special Equity        -26.65                                  -16.62        -25.93                                 -16.31
Evergreen VA Omega                 -24.84                                  -20.69        -24.10                                 -20.22

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------
ProFund VP Europe 30               -25.23                                  -22.11        -24.49                                 -21.82
ProFund VP Asia 30                                                         -20.74                                               -19.96
ProFund VP Japan                                                           -25.96                                               -25.24
ProFund VP Banks                                                           -12.41                                               -11.55
ProFund VP Basic Materials                                                 -13.49                                               -12.64
ProFund VP Biotechnology           -37.06                                  -59.21        -36.45                                 -59.01
ProFund VP Consumer Cyclical                                               -25.90                                               -25.17
ProFund VP Consumer Non-Cyclical                                           -15.34                                               -14.51
ProFund VP Energy                  -16.44                                  -50.46        -15.62                                 -50.21
ProFund VP Financial               -14.27                                  -49.72        -13.43                                 -49.46
ProFund VP Healthcare              -22.13                                  -51.79        -21.36                                 -51.55
ProFund VP Industrial                                                      -18.92                                               -18.12
ProFund VP Internet                                                        -12.37                                               -11.52
ProFund VP Pharmaceuticals                                                 -12.48                                               -11.62
ProFund VP Precious Metals                                                  -0.74                                                0.23
ProFund VP Real Estate              0.75                                   -40.80         1.74                                  -40.50
ProFund VP Semiconductor                                                   -47.47                                               -46.96
ProFund VP Technology              -40.25                                  -66.81        -39.67                                 -66.64
ProFund VP Telecommunications      -37.38                                  -62.64        -36.77                                 -62.45
ProFund VP Utilities               -23.39                                  -55.55        -22.64                                 -55.33
ProFund VP Bull                                                            -18.51                                               -17.71
ProFund VP Bear                     21.69                                  -32.36        22.89                                  -32.02
ProFund VP UltraBull               -35.65                                  -61.09        -35.02                                 -60.89
ProFund VP OTC                     -38.18                                  -66.65        -37.57                                 -66.48
ProFund VP Short OTC                                                        12.51                                                13.61
ProFund VP UltraOTC                -68.72                                  -71.09        -68.41                                 -70.98
ProFund VP Mid-Cap Value                                                   -21.61                                               -20.84
ProFund VP Mid-Cap Growth                                                  -21.24                                               -20.47
ProFund VP UltraMid-Cap                                                    -41.61                                               -41.03
ProFund VP Small-Cap Value                                                 -27.48                                               -26.77
ProFund VP Small-Cap Growth                                                -21.31                                               -20.54
ProFund VP UltraSmall-Cap          -42.20                                  -23.84        -41.63                                 -23.55
ProFund VP U.S. Government Plus                                             18.21                                                19.37
ProFund VP Rising Rates
  Opportunity                                                              -18.01                                               -17.20

First Trust(R)10 Uncommon Values    -36.40                                  -38.23        -35.77                                 -37.99

SP Jennison International Growth   -22.28                                  -28.24        -21.52                                 -27.82
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- ----------

                             AMERICAN SKANDIA ADVISORS INCOME ANNUITY (WITH OPTIONAL GUARANTEE FEATURE)

                                 -------------------------------------------------- -- -------------------------------------------------
                                               Standard Total Return                              Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          No Credit Applicable to Premium                      1% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
AST Strong International Equity    -20.25                                  -21.14        -19.46                                  -20.84

AST William Blair International                     NOT AVAILABLE                                         NOT AVAILABLE
  Growth

AST American Century               -21.29                                  -20.64        -20.50                                  -20.34
  International Growth
AST DeAM International Equity      -18.90                                  -27.53        -18.09                                  -27.25
AST MFS Global Equity              -14.23                                  -11.42        -13.38                                  -11.08

AST PBHG Small-Cap Growth                           NOT AVAILABLE                                         NOT AVAILABLE

AST DeAM Small-Cap Growth          -28.12                                  -25.84        -27.40                                  -25.56
AST Federated Aggressive Growth    -30.79                                  -28.06        -30.10                                  -27.73
AST Goldman Sachs Small-Cap
  Value                            -10.00                                   7.53         -9.10                                    7.94
AST Gabelli Small-Cap Value        -11.42                                   1.91         -10.53                                   2.30
AST DeAM Small-Cap Value                                                   -23.67                                                -22.91
AST Goldman Sachs Mid-Cap
  Growth                           -29.09                                  -37.79        -28.38                                  -37.56
AST NB Mid-Cap Growth              -32.76                                  -25.09        -32.09                                  -24.81
AST NB Mid-Cap Value               -12.57                                   -0.02        -11.69                                   0.36
AST Alger All-Cap Growth           -37.24                                  -26.93        -36.61                                  -26.65

AST Gabelli All-Cap Value                           NOT AVAILABLE                                         NOT AVAILABLE

AST T. Rowe Price Natural                           NOT AVAILABLE                                         NOT AVAILABLE
  Resources

AST Alliance Growth                -32.54                                  -24.95        -31.86                                  -24.67
AST MFS Growth                     -29.79                                  -22.35        -29.09                                  -22.06
AST Marsico Capital Growth         -17.46                                  -16.06        -16.64                                  -15.74
AST Goldman Sachs Concentrated
  Growth                           -31.42                                  -32.43        -30.73                                  -32.17
AST DeAM Large-Cap Growth                                                  -23.77                                                -23.01
AST DeAM Large-Cap Value           -17.21                                  -12.33        -16.38                                  -11.93
AST Alliance/Bernstein Growth +
   Value                           -26.69                                  -19.14        -25.96                                  -18.65
AST Sanford Bernstein Core Value   -15.20                                   -9.49        -14.35                                  -8.94

AST Cohen & Steers Realty                           NOT AVAILABLE                                         NOT AVAILABLE

AST Sanford Bernstein Managed      -22.42                                  -15.65        -21.65                                  -15.33
  Index 500

AST American Century Income &
  Growth                           -21.62                                  -15.08        -20.84                                  -14.76
AST Alliance Growth and Income     -25.01                                   -9.83        -24.26                                  -9.49
AST MFS Growth with Income         -23.39                                  -16.00        -22.62                                  -15.68
AST INVESCO Capital Income         -19.35                                  -10.95        -18.54                                  -10.61

AST DeAM Global Allocation                          NOT AVAILABLE                                         NOT AVAILABLE

AST American Century Strategic     -11.77                                   -7.58        -10.89                                  -7.23
  Balanced

AST T. Rowe Price Asset                             NOT AVAILABLE                                         NOT AVAILABLE
Allocation

AST T. Rowe Price Global Bond       12.44                                   7.22         13.56                                    7.63
AST Federated High Yield            -2.21                                   -4.30        -1.23                                   -3.93
AST Lord Abbett Bond-Debenture      -1.85                                   -0.04        -0.87                                    0.41
Ast DeAM Bond                                                               6.07                                                  7.14
AST PIMCO Total Return Bond         6.77                                    8.56          7.83                                    8.98
AST PIMCO Limited Maturity
  Bond                              3.82                                    5.63          4.86                                    6.03

------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years     Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
MV Emerging Markets                                 NOT AVAILABLE                                         NOT AVAILABLE

WFVT Equity Value                  -25.80                                  -12.09        -25.06                                  -11.75
WFVT Equity Income                 -21.08                                  -10.90        -20.29                                  -10.50

Rydex Nova                                          NOT AVAILABLE                                         NOT AVAILABLE
Rydex Ursa                                          NOT AVAILABLE                                         NOT AVAILABLE
Rydex OTC                                           NOT AVAILABLE                                         NOT AVAILABLE

INVESCO VIF Dynamics                                NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Technology                              NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Health Sciences                         NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Financial Services                      NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF                                         NOT AVAILABLE                                         NOT AVAILABLE
  Telecommunications

Evergreen VA Global Leaders        -22.06                                  -15.08        -21.28                                  -14.76
Evergreen VA Special Equity        -28.82                                  -18.09        -28.11                                  -17.78
Evergreen VA Omega                 -27.06                                  -22.42        -26.33                                  -21.95

ProFund VP Europe 30                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Asia 30                                  NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Japan                                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Banks                                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Basic Materials                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Biotechnology                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Consumer Cyclical                        NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Consumer Non-Cyclical                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Energy                                   NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Financial                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Healthcare                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Industrial                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Internet                                 NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Pharmaceuticals                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Precious Metals                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Real Estate                              NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Semiconductor                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Technology                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Telecommunications                       NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Utilities                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Bull                                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Bear                                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraBull                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP OTC                                      NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Short OTC                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraOTC                                 NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Mid-Cap Value                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Mid-Cap Growth                           NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraMid-Cap                             NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Small-Cap Value                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Small-Cap Growth                         NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraSmall-Cap                           NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP U.S. Government Plus                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Rising Rates                             NOT AVAILABLE                                        NOT AVAILABLE
  Opportunity

First Trust(R)10 Uncommon Values                     NOT AVAILABLE                                         NOT AVAILABLE

SP Jennison International Growth   -23.80                                  -29.09        -23.04                                  -28.67
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------

                                 -------------------------------------------------- -- -------------------------------------------------
                                             Non-Standard Total Return                            Non-Standard Total Return
                                 -------------------------------------------------- -- -------------------------------------------------
                                 -------------------------------------------------- -- -------------------------------------------------
                                          2% Credit Applicable to Premium                      3% Credit Applicable to Premium

                                 -------------------------------------------------- -- -------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years    to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
AST Strong International Equity    -18.66                                  -20.54        -17.86                                  -20.24
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST William Blair International                     NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
  Growth
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST American Century               -19.71                                  -20.04        -18.93                                  -19.74
  International Growth
AST DeAM International Equity      -17.28                                  -26.97        -16.46                                  -26.70
AST MFS Global Equity              -12.52                                  -10.75        -11.66                                  -10.41
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST PBHG Small-Cap Growth                           NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST DeAM Small-Cap Growth          -26.68                                  -25.27        -25.96                                  -24.99
AST Federated Aggressive Growth    -29.41                                  -27.40        -28.71                                  -27.08
AST Goldman Sachs Small-Cap
  Value                             -8.20                                   8.35         -7.30                                    8.76
AST Gabelli Small-Cap Value         -9.65                                   2.69         -8.76                                    3.07
AST DeAM Small-Cap Value                                                   -22.15                                                -21.38
AST Goldman Sachs Mid-Cap
  Growth                           -27.67                                  -37.32        -26.96                                  -37.09
AST NB Mid-Cap Growth              -31.41                                  -24.52        -30.74                                  -24.24
AST NB Mid-Cap Value               -10.82                                   0.74         -9.95                                    1.12
AST Alger All-Cap Growth           -35.98                                  -26.38        -35.35                                  -26.10
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Gabelli All-Cap Value                           NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Natural                           NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
  Resources
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Alliance Growth                -31.19                                  -24.38        -30.51                                  -24.10
AST MFS Growth                     -28.39                                  -21.76        -27.69                                  -21.47
AST Marsico Capital Growth         -15.81                                  -15.42        -14.99                                  -15.10
AST Goldman Sachs Concentrated
  Growth                           -30.04                                  -31.91        -29.36                                  -31.66
AST DeAM Large-Cap Growth                                                  -22.25                                                -21.48
AST DeAM Large-Cap Value           -15.55                                  -11.54        -14.73                                  -11.14
AST Alliance/Bernstein Growth +
   Value                           -25.23                                  -18.17        -24.49                                  -17.69
AST Sanford Bernstein Core Value   -13.50                                   -8.40        -12.65                                  -7.87
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Cohen & Steers Realty                           NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST Sanford Bernstein Managed      -20.87                                  -15.01        -20.10                                  -14.69
  Index 500

AST American Century Income &
  Growth                           -20.05                                  -14.44        -19.27                                  -14.12
AST Alliance Growth and Income     -23.51                                   -9.15        -22.76                                  -8.81
AST MFS Growth with Income         -21.86                                  -15.36        -21.09                                  -15.04
AST INVESCO Capital Income         -17.73                                  -10.27        -16.93                                  -9.94
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST DeAM Global Allocation                          NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST American Century Strategic     -10.01                                   -6.88        -9.13                                   -6.53
  Balanced
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Asset                             NOT AVAILABLE                                         NOT AVAILABLE                                                                                                                            Not Available
Allocation
                                                                                                                                           ------------------------------- ------------------------------- ------------------------------- -------------------------------
AST T. Rowe Price Global Bond       14.69                                   8.04         15.81                                    8.44
AST Federated High Yield            -0.26                                   -3.57         0.72                                   -3.21
AST Lord Abbett Bond-Debenture      0.11                                    0.86          1.09                                    1.32
Ast DeAM Bond                                                               8.20                                                  9.26
AST PIMCO Total Return Bond         8.90                                    9.39          9.97                                    9.80
AST PIMCO Limited Maturity
  Bond                              5.90                                    6.43          6.93                                    6.83

------------------------------------------------------------------------------------------------------------------------------------------

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
                                      1        3         5         10     Inception        1         3         5         10    Inception
                                    Year     Years     Years     Years     to Date        Year     Years     Years      Years   to Date

---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------
MV Emerging Markets                                 NOT AVAILABLE                                         NOT AVAILABLE

WFVT Equity Value                  -24.32                                  -11.42        -23.57                                  -11.09
WFVT Equity Income                 -19.50                                  -10.09        -18.71                                  -9.69

Rydex Nova                                          NOT AVAILABLE                                         NOT AVAILABLE
Rydex Ursa                                          NOT AVAILABLE                                         NOT AVAILABLE
Rydex OTC                                           NOT AVAILABLE                                         NOT AVAILABLE

INVESCO VIF Dynamics                                NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Technology                              NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Health Sciences                         NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF Financial Services                      NOT AVAILABLE                                         NOT AVAILABLE
INVESCO VIF                                         NOT AVAILABLE                                         NOT AVAILABLE
  Telecommunications

Evergreen VA Global Leaders        -20.50                                  -14.43        -19.72                                  -14.11
Evergreen VA Special Equity        -27.40                                  -17.47        -26.69                                  -17.16
Evergreen VA Omega                 -25.60                                  -21.49        -24.87                                  -21.03

ProFund VP Europe 30                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Asia 30                                  NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Japan                                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Banks                                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Basic Materials                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Biotechnology                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Consumer Cyclical                        NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Consumer Non-Cyclical                    NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Energy                                   NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Financial                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Healthcare                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Industrial                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Internet                                 NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Pharmaceuticals                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Precious Metals                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Real Estate                              NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Semiconductor                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Technology                               NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Telecommunications                       NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Utilities                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Bull                                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Bear                                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraBull                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP OTC                                      NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Short OTC                                NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraOTC                                 NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Mid-Cap Value                            NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Mid-Cap Growth                           NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraMid-Cap                             NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Small-Cap Value                          NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Small-Cap Growth                         NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP UltraSmall-Cap                           NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP U.S. Government Plus                     NOT AVAILABLE                                        NOT AVAILABLE
ProFund VP Rising Rates                             NOT AVAILABLE                                        NOT AVAILABLE
  Opportunity

First Trust(R)10 Uncommon Values                     NOT AVAILABLE                                         NOT AVAILABLE

SP Jennison International Growth   -22.28                                  -28.24        -21.52                                  -27.82
---------------------------------- -------- --------- --------- --------- ---------- -- --------- --------- --------- -------- -----------

UNIT PRICE  DETERMINATIONS:  For each  Sub-account the initial Unit Price is $10.00.  The Unit Price for each  subsequent  Valuation
Period  is the net  investment  factor  for that  Valuation  Period,  multiplied  by the Unit  Price for the  immediately  preceding
Valuation  Period.  The Unit Price for a Valuation  Period applies to each day in the Valuation  Period.  The net investment  factor is an index that measures the investment  performance of, and charges assessed  against,  a Sub-account from one Valuation Period to the next.  The net investment factor for a Valuation Period is: (1) divided by (2), less (3), where:

(1)      is the net result of:

(a)      the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

(b)      any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

(2)      is the net result of:

              (a) the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding
              Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued)
              by the Portfolio at the end of the preceding Valuation Period; plus or minus

               (b) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of the Sub-account.

(3)      is the Insurance Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted  accounting  practices and applicable laws and regulations.  The net investment factor may be greater than, equal to, or less than one.

VOTING RIGHTS: You have voting rights in relation to Income Base maintained in the Sub-accounts.

We will vote shares of the Portfolios in which the Sub-accounts  invest in the manner directed by Owners.  Owners give  instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares  attributable  to assets  held in the  Sub-accounts  solely for us rather  than on behalf of Owners,  or any share as to which we have not received  instructions,  in the same manner and  proportion  as the shares for which we have  received instructions.  We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio  will be  determined  as of the record date for such  underlying  mutual  fund or  portfolio  as chosen by its board of trustees or board of  directors,  as  applicable.  We will  furnish  Owners with proper  forms and proxies to enable them to instruct us how to vote.

You may  instruct  us how to vote on the  following  matters:  (a)  changes  to the  board of  trustees  or board of  directors,  as applicable;  (b) changing the independent  accountant;  (c) any change in the fundamental  investment  policy;  (d) any other matter requiring  a vote of the  shareholders;  and (e)  approval  of changes to the  investment  advisory  agreement  or adoption of a new investment  advisory  agreement.  American  Skandia Trust (the "Trust") has obtained an exemption  from the  Securities and Exchange
Commission that permits its investment adviser,  American Skandia Investment Services,  Incorporated ("ASISI"),  subject to approval by the Board of  Trustees  of the Trust,  to change  sub-advisors  for a Portfolio  and to enter into new  sub-advisory  agreements, without obtaining  shareholder  approval of the changes.  This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate  the efficient  supervision  and management of the  sub-advisors  by ASISI and the  Trustees.  The Trust is  required,  under the terms of the  exemption,  to  provide  certain information to shareholders following these types of changes.

With respect to approval of any change in fundamental  investment policy,  only Owners maintaining Income Base as of the record date in a Sub-account investing in the applicable  underlying mutual fund portfolio will instruct us how to vote on the matter,  pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION:  We reserve the right to do any or all of the following:  (a) combine a Sub-account with other Sub-accounts; (b)
combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) deregister Separate Account B under the
Investment Company Act; (d) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (e) make changes required by any change in the Securities Act, the Exchange Act or the Investment
Company Act; (f) make changes that are necessary to maintain the tax status of your Annuity under the Code; (g) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (h) discontinue offering any Sub-account at any time.

Also,  from time to time,  we may make  additional  Sub-accounts  available to you.  These  Sub-accounts  will invest in  underlying mutual funds or  portfolios  of  underlying  mutual  funds we believe to be suitable  for the Annuity.  We may or may not make a new
Sub-account  available to invest in any new portfolio of one of the current  underlying mutual funds should such a portfolio be made available to Separate Account B.

We may  eliminate  Sub-accounts,  combine  two or more  Sub-accounts  or  substitute  one or more  new  underlying  mutual  funds or portfolios for the one in which a Sub-account is invested.  Substitutions  may be necessary if we believe an underlying  mutual fund or  portfolio no longer suits the purpose of the  Annuity.  This may happen due to a change in laws or  regulations,  or a change in the investment  objectives or  restrictions  of an underlying  mutual fund or portfolio,  or because the  underlying  mutual fund or portfolio is no longer  available  for  investment,  or for some other  reason.  We would obtain prior  approval  from the insurance department  of our state of domicile,  if so required by law,  before  making such a  substitution,  deletion or  addition.  We also would  obtain  prior  approval  from the SEC so long as required  by law,  and any other  required  approvals  before  making such a substitution, deletion or addition.

We reserve the right to transfer  assets of Separate  Account B, which we determine to be associated  with the class of contracts to which your Annuity belongs,  to another "unitized"  separate account.  We will notify you (and/or any payee during the payout phase)
of any modification to your Annuity.  We may endorse your Annuity to reflect the change.

Deferral of  Transactions:  We may defer any  distribution or transfer from an Annuity Payment for a period not to exceed the lesser of 6 months or the period  permitted by law. If we defer a  distribution  or transfer from any Annuity  Payment for more than thirty days,  or less where  required by law, we pay  interest at the minimum  rate  required by law but not less than 3% or at least 4% if required  by your  contract,  per year on the  amount  deferred.  We may defer  payment of  proceeds  of any  distribution  from any
Sub-account  or any  transfer  from a  Sub-account  for a period  not to exceed 7  calendar  days from the date the  transaction  is effected.  Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances  where the NYSE is open,  however,  due to inclement  weather,  natural  disaster or other  circumstances beyond  our  control,  our  offices  may  be  closed  or  our  business  processing  capabilities  may be  restricted.  Under  those circumstances,  your Income  Base may  fluctuate  based on changes in the Unit  Values,  but you may not be able to transfer  Income
Base, or make a purchase or redemption request.

The NYSE is closed on the following nationally  recognized  holidays:  New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving,  and Christmas.  On those dates,  we will not process any financial transactions involving purchase or redemption orders.

American Skandia will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
|X|      trading on the NYSE is restricted;
|X|      an emergency exists making redemption or valuation of securities held in the separate account impractical; or
|X|      the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT  OF AGE OR SEX: If there has been a misstatement  of the age and/or sex of any person upon whose life Annuity  Payments are based, we make  adjustments to conform to the facts. As to Annuity  Payments:  (a) any  underpayments  by us will be remedied on the next payment  following  correction;  and (b) any  overpayments by us will be charged against future amounts payable by us under your Annuity.

ENDING OF OFFER:  We may limit or discontinue offering Annuities.  Existing Annuities will not be affected by any such action.

INDEPENDENT  AUDITORS:  The consolidated  financial  statements of American Skandia Life Assurance  Corporation at December 31, 2002
and 2001, and for each of the three years in the period ended December 31, 2002,  and the financial  statements of American  Skandia
Life Assurance  Corporation  Variable  Account B at December 31, 2002 and for the years ended December 31, 2002 and 2001,  appearing in the Prospectus and Registration  Statement have been audited by Ernst & Young LLP,  independent  auditors,  as set forth in their reports thereon  appearing  elsewhere  herein,  and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

LEGAL  EXPERTS:  Counsel for American  Skandia Life  Assurance  Corporation  has passed on the legal matters with respect to Federal laws and regulations applicable to the issue and sale of the Annuities and with respect to Connecticut law.

FINANCIAL  STATEMENTS:  The statements which follow in Appendix A are those of American Skandia Life Assurance  Corporation Variable
Account B Sub-accounts  as of December 31, 2002 and for the periods ended December 31, 2002 and 2001.  There are other  Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

To the extent and only to the extent that any statement in a document  incorporated  by reference  into this Statement of Additional
Information  is modified or superseded  by a statement in this  Statement of Additional  Information  or in a later-filed  document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you  without  charge a copy of any or all the  documents  incorporated  by  reference  in this  Statement  of  Additional
Information,  including  any exhibits to such  documents  which have been  specifically  incorporated  by  reference.  We do so upon receipt of your  written or oral  request.  Please  address your request to American  Skandia - Variable  Annuities,  P.O. Box 7040,
Bridgeport,  Connecticut,  06601-7040.  Our phone number is  1-800-766-4530.  You may also forward such a request  electronically to our Customer Service Department at customerservice@skandia.com.

                                                             Appendix A

   Financial Statements for American Skandia Life Assurance Corporation and American Skandia Life Assurance Corporation Separate
                                                             Account B

                                              AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF
                                               AMERICAN SKANDIA LIFE ASSURANCE CORPORATION

                                                   Report of Independent Auditors

To the Board of Directors and Shareholder of
    American Skandia Life Assurance Corporation
Shelton, Connecticut

We have audited the consolidated  statements of financial  condition of American  Skandia Life Assurance  Corporation (the "Company"
which is an indirect  wholly-owned  subsidiary of Skandia  Insurance Company Ltd.) as of December 31, 2002 and 2001, and the related consolidated  statements  of income,  shareholder's  equity and cash flows for each of the three years in the period ended  December
31, 2002. These  consolidated  financial  statements are the  responsibility of the Company's  management.  Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing  standards  generally  accepted in the United States.  Those  standards  require that we plan and perform the audit to obtain  reasonable  assurance  about  whether the  financial  statements  are free of material misstatement.  An audit  includes  examining,  on a test basis,  evidence  supporting  the amounts and  disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant  estimates made by management,  as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion,  the financial  statements  referred to above present fairly, in all material respects,  the consolidated  financial position of American  Skandia Life  Assurance  Corporation  at December  31, 2002 and 2001,  and the  consolidated  results of their operations  and their cash flows for each of the three years in the period ended  December 31, 2002, in conformity  with  accounting principles generally accepted in the United States.

As discussed in Note 2, in 2002 the Company adopted Statement of Financial Accounting Standards No. 142, Goodwill and Other
Intangible Assets.

As discussed in Note 2, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133,
Accounting for Derivative Instruments and Hedging Activities.

/s/ Ernst & Young LLP

Hartford, Connecticut
February 3, 2003

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Consolidated Statements of Financial Condition
                                                 (in thousands, except share data)

                                                                           As of December 31,
                                                                          2002            2001
                                                                          ----            ----
ASSETS
------
Investments:
   Fixed maturities - at fair value (amortized cost of $379,422
     and $356,882, respectively)                                     $       398,601 $       362,831
   Equity securities - at fair value (amortized cost of $52,017
     and $49,886, respectively)                                               51,769          45,083
   Derivative instruments - at fair value                                     10,370           5,525
   Policy loans                                                                7,559           6,559
                                                                     --------------- ---------------

     Total investments                                                       468,299         419,998

Cash and cash equivalents                                                     51,339               -
Accrued investment income                                                      4,196           4,737
Deferred acquisition costs                                                 1,117,544       1,383,281
Reinsurance receivable                                                         5,447           7,733
Receivable from affiliates                                                     3,961           3,283
Income tax receivable                                                              -          30,537
Deferred income taxes                                                         38,206               -
Fixed assets, at depreciated cost (accumulated depreciation of
$7,555 and $4,266, respectively)                                              12,132          17,752
Other assets                                                                 101,848         103,912
Separate account assets                                                   21,905,613      26,038,549
                                                                     --------------- ---------------

     Total assets                                                    $    23,708,585 $    28,009,782
                                                                     =============== ===============

LIABILITIES AND SHAREHOLDER'S EQUITY
------------------------------------
Liabilities:
Reserves for future policy and contract benefits                     $       149,349 $        91,126
Accounts payable and accrued expenses                                        133,543         192,952
Income tax payable                                                             6,547               -
Deferred income taxes                                                              -          54,980
Payable to affiliates                                                          2,223         101,035
Future fees payable to American Skandia, Inc. ("ASI")                        708,249         799,472
Short-term borrowing                                                          10,000          10,000
Surplus notes                                                                110,000         144,000
Separate account liabilities                                              21,905,613      26,038,549
                                                                     --------------- ---------------

     Total liabilities                                                    23,025,524      27,432,114
                                                                     --------------- ---------------

Commitments and contingent liabilities (Note 18)

Shareholder's equity:
Common stock, $100 par value, 25,000 shares authorized,
   issued and outstanding                                                      2,500           2,500
Additional paid-in capital                                                   595,049         335,329
Retained earnings                                                             73,821         239,078
Accumulated other comprehensive income                                        11,691             761
                                                                     --------------- ---------------

     Total shareholder's equity                                              683,061         577,668
                                                                     --------------- ---------------

     Total liabilities and shareholder's equity                      $    23,708,585 $    28,009,782
                                                                     =============== ===============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                                 Consolidated Statements of Income
                                                           (in thousands)

                                                                       For the Years Ended December 31,
                                                                      2002          2001           2000
                                                                      ----          ----           ----

REVENUES
--------

Annuity and life insurance charges and fees                       $    370,004  $    388,696  $    424,578
Fee income                                                              97,650       111,196       130,610
Net investment income                                                   19,632        20,126        18,595
Net realized capital (losses) gains                                     (9,614)          928          (688)
Other                                                                    2,176         1,770         4,883
                                                                  ------------  ------------  ------------

   Total revenues                                                      479,848       522,716       577,978
                                                                  ------------  ------------  ------------

EXPENSES
--------

Benefits:
   Annuity and life insurance benefits                                   3,391         1,955           751
   Change in annuity and life insurance policy reserves                  2,741       (39,898)       49,339
   Guaranteed minimum death benefit claims, net of hedge                23,256        20,370         2,618
   Return credited to contract owners                                    5,196         5,796         8,463
                                                                  ------------  ------------  ------------

     Total benefits                                                     34,584       (11,777)       61,171

Other:
   Underwriting, acquisition and other insurance
     expenses                                                          188,728       196,755       150,597
   Amortization of deferred acquisition costs                          510,059       224,047       184,616
   Interest expense                                                     14,544        73,424        85,998
                                                                  ------------  ------------  ------------

                                                                       713,331       494,226       421,211
                                                                  ------------  ------------  ------------

   Total benefits and expenses                                         747,915       482,449       482,382
                                                                  ------------  ------------  ------------

     (Loss) income from operations before income tax
(benefit) expense                                                     (268,067)       40,267        95,596

       Income tax (benefit) expense                                   (102,810)        7,168        30,779
                                                                  ------------  ------------  ------------

         Net (loss) income                                        $   (165,257) $     33,099  $     64,817
                                                                  ============  ============  ============

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                          Consolidated Statements of Shareholder's Equity
                                                           (in thousands)

                                                                                    Accumulated Other
                                                                                  Comprehensive Income
                                                                               ----------------------------
                                                                               -------------- -------------
                                                      Additional                  Foreign      Unrealized
                                          Common        Paid in    Retained      Currency        Gains
                                            Stock       Capital     Earnings    Translation     (Losses)       Total
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 1999                       $2,500     $215,879    $141,162        $148          ($255)      $359,434
Net income                                                             64,817                                    64,817
Other comprehensive income:
   Unrealized capital gains                                                                          843            843
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                      433            433
   Foreign currency translation                                                       (66)                          (66)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                        1,210
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             66,027
Capital contributions                                      71,450                                                71,450
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2000                        2,500      287,329     205,979          82          1,021        496,911
Net income                                                             33,099                                    33,099
Other comprehensive loss:
   Unrealized capital losses                                                                        (261)          (261)
   Reclassification adjustment for
realized gains included in net
realized capital (losses) gains                                                                      (14)           (14)
   Foreign currency translation                                                       (67)                          (67)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive loss                                                                                           (342)
                                                                                                            ------------
                                                                                                            ------------
Comprehensive income                                                                                             32,757
Capital contributions                                      48,000                                                48,000
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2001                        2,500      335,329     239,078          15            746        577,668
Net loss                                                             (165,257)                                 (165,257)
Other comprehensive income:
   Unrealized capital gains                                                                       10,434         10,434
   Reclassification adjustment for
realized losses included in net
realized capital (losses) gains                                                                    1,126          1,126
   Foreign currency translation                                                      (630)                         (630)
                                                                                                            ------------
                                                                                                            ------------
Other comprehensive income                                                                                       10,930
                                                                                                            ------------
                                                                                                            ------------
Comprehensive loss                                                                                             (154,327)
Capital contributions                                     259,720                                               259,720
                                          ----------- ------------ ----------- -------------- ------------- ------------
                                          ----------- ------------ ----------- -------------- ------------- ------------
As of December 31, 2002                       $2,500     $595,049     $73,821       $(615)       $12,306       $683,061

Unrealized  capital  gains  (losses)  is shown net of tax  expense  (benefit)  of $5,618,  ($140) and $454 for 2002,  2001 and 2000,
respectively.  Reclassification  adjustment for realized  losses (gains)  included in net realized  capital  (losses) gains is shown net of tax expense  (benefit) of $606, ($8) and $233 for 2002, 2001 and 2000,  respectively.  Foreign currency  translation is shown net of tax benefit of $339, $36 and $36 for 2002, 2001 and 2000, respectively.

                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                               Consolidated Statements of Cash Flows
                                                           (in thousands)

                                                                         For the Years Ended December 31,
                                                                           2002        2001        2000
                                                                           ----        ----        ----
Cash flow from operating activities:
   Net (loss) income                                                    $ (165,257) $   33,099  $   64,817
   Adjustments to reconcile net (loss) income to net
     cash (used in) provided by operating activities:
     Amortization and depreciation                                          21,649      13,374       5,758
     Deferral of acquisition costs                                        (244,322)   (209,136)   (495,103)
     Amortization of deferred acquisition costs                            510,059     224,047     184,616
     Deferred tax (benefit) expense                                        (99,071)     46,215      60,023
     Change in unrealized (gains) losses on derivatives                     (5,149)      2,902      (2,936)
     Increase (decrease) in policy reserves                                  3,293     (38,742)     50,892
     (Decrease) increase in net receivable/payable to affiliates           (99,490)    103,496     (72,063)
     Change in net income tax receivable/payable                            37,084       4,083     (58,888)
     Increase in other assets                                               (9,546)    (12,105)    (65,119)
     Decrease (increase) in accrued investment income                          541         472      (1,155)
     Decrease (increase) in reinsurance receivable                           2,286      (1,849)        420
     (Decrease) increase in accounts payable and accrued
expenses                                                                   (59,409)     55,912     (21,550)
     Net realized capital (gains) losses on derivatives                    (26,654)    (14,929)      5,554
     Net realized capital losses (gains) on investments                      9,616        (928)        688
                                                                        ----------  ----------  ----------
       Net cash (used in) provided by operating activities                (124,370)    205,911    (344,046)
                                                                        ----------  ----------  ----------

Cash flow from investing activities:
     Purchase of fixed maturity investments                               (388,053)   (462,820)   (380,737)
     Proceeds from sale and maturity of fixed
       maturity investments                                                367,263     390,816     303,736
     Purchase of derivatives                                               (61,998)   (103,533)    (14,781)
     Proceeds from exercise or sale of derivative instruments               88,956     113,051       5,936
     Purchase of shares in equity securities and dividend
reinvestments                                                              (49,713)    (55,430)    (18,136)
     Proceeds from sale of shares in equity securities                      34,220      25,228       8,345
     Purchase of fixed assets                                               (2,423)    (10,773)     (7,348)
     Increase in policy loans                                               (1,000)     (2,813)     (2,476)
                                                                        ----------  ----------  ----------
       Net cash used in investing activities                               (12,748)   (106,274)   (105,461)
                                                                        ----------  ----------  ----------

Cash flow from financing activities:
     Capital contribution                                                  259,720      48,000      71,450
     Pay down of surplus notes                                             (34,000)    (15,000)    (20,000)
     (Decrease) increase in future fees payable to ASI, net                (91,223)   (137,355)    358,376
     Deposits to contract owner accounts                                   808,209      59,681     172,441
     Withdrawals from contract owner accounts                             (164,964)   (130,476)   (102,603)
     Change in contract owner accounts, net of investment earnings        (588,315)     62,875     (55,468)
                                                                        ----------  ----------  ----------
       Net cash provided by (used in) financing activities                 189,427    (112,275)    424,196
                                                                        ----------  ----------  ----------

       Net increase (decrease) in cash and cash equivalents                 52,309     (12,638)    (25,311)
       Change in foreign currency translation                                 (970)       (103)       (101)
       Cash and cash equivalents at beginning of period                          -      12,741      38,153
       Cash and cash equivalents at end of period                       $   51,339  $        -  $   12,741
                                                                        ==========  ==========  ==========
     Income taxes (received) paid                                       $  (40,823) $  (43,130) $   29,644
                                                                        ==========  ==========  ==========
     Interest paid                                                      $   23,967  $   56,831  $  114,394
                                                                        ==========  ==========   =========
                                          See notes to consolidated financial statements.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                             Notes to Consolidated Financial Statements
                                                         December 31, 2002
                                                       (dollars in thousands)

1.       ORGANIZATION AND OPERATION

         American  Skandia  Life  Assurance  Corporation  ("ASLAC"  or the  "Company"),  with  its  principal  offices  in  Shelton,
         Connecticut,  is a wholly-owned  subsidiary of American  Skandia,  Inc.  ("ASI").  On December 19, 2002,  Skandia Insurance
         Company Ltd. (publ)  ("SICL"),  an insurance  company  organized under the laws of the Kingdom of Sweden,  and the ultimate parent company of the Company,  entered into a definitive purchase agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial"),  whereby Prudential Financial will acquire the Company and certain of its affiliates
         (the  "Acquisition").  Consummation  of the  transaction is subject to various  closing  conditions,  including  regulatory approvals  and  approval of certain  matters by the board of directors  and  shareholders  of the mutual  funds  advised by
         American Skandia  Investment  Services,  Inc.  ("ASISI"),  a subsidiary of ASI. The transaction is expected to close during the second quarter of 2003.

         The  Company  develops  long-term  savings  and  retirement   products,   which  are  distributed  through  its  affiliated
         broker/dealer  company,  American Skandia Marketing,  Incorporated  ("ASM"). The Company currently issues term and variable universal life insurance and variable  deferred and immediate  annuities for individuals and groups in the United States of
         America and its territories.

         The Company has 99.9%  ownership  in Skandia  Vida,  S.A.  de C.V.  ("Skandia  Vida"),  which is a life  insurance  company domiciled in Mexico.  Skandia Vida had total  shareholder's  equity of $5,023 and $4,179 as of December 31, 2002, and 2001,
         respectively.  Skandia Vida has generated  net losses of $2,706,  $2,619 and $2,540 in 2002,  2001 and 2000,  respectively.
         As part of the  Acquisition,  it is expected  that the Company  will sell its  ownership  interest in Skandia Vida to SICL.
         The Company has filed for required  regulatory  approvals from the State of  Connecticut  and Mexico related to the sale of
         Skandia Vida.

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         A.       Basis of Reporting
                  ------------------

                  The accompanying  consolidated  financial  statements have been prepared in conformity with accounting  principles generally  accepted in the United States ("U.S.  GAAP").  Skandia Vida has been  consolidated  in these  financial statements.  Intercompany  transactions  and balances between the Company and Skandia Vida have been eliminated in consolidation.

                  Certain reclassifications have been made to prior year amounts to conform with the current year presentation.

         B.       New Accounting Standard
                  -----------------------

                  Effective January 1, 2001, the Company adopted Statement of Financial  Accounting  Standards No. 133,  "Accounting
                  for  Derivative  Instruments  and Hedging  Activities,"  as amended by SFAS 137 and SFAS 138  (collectively  "SFAS
                  133").  Derivative instruments held by the Company consist of equity put option contracts utilized to

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  manage  the  economic  risks  associated  with  guaranteed  minimum  death  benefits  ("GMDB").  These  derivative instruments are carried at fair value.  Realized and unrealized  gains and losses are reported in the Consolidated
                  Statements  of Income,  together  with GMDB claims  expense,  as a component of  Guaranteed  Minimum Death Benefit
                  Claims,  Net of Hedge.  The  adoption of SFAS No. 133 did not have a material  effect on the  Company's  financial statements.

                  Effective April 1, 2001, the Company adopted the Emerging Issues Task Force ("EITF") Issue 99-20,  "Recognition of
                  Interest Income and Impairment on Purchased and Retained  Beneficial  Interests in Securitized  Financial Assets."
                  Under the  consensus,  investors  in certain  asset-backed  securities  are  required  to record  changes in their estimated  yield on a prospective  basis and to evaluate these  securities for an other than temporary  decline in value.  If the fair value of the  asset-backed  security has declined below its carrying amount and the decline is determined  to be other than  temporary,  the security is written  down to fair value.  The adoption of EITF Issue
                  99-20 did not have a significant effect on the Company's financial statements.

                  In July 2001,  the  Financial  Accounting  Standards  Board  ("FASB")  issued  Statement of  Financial  Accounting
                  Standards.  No. 142  "Accounting  for  Goodwill and  Intangible  Assets"  ("SFAS  142").  Under the new  standard, goodwill and intangible  assets deemed to have indefinite lives will no longer be amortized but will be subject to annual  impairment  tests in  accordance  with the new  standard.  Other  intangible  assets  will  continue to be amortized over their useful lives.

                  The Company applied the new rules on the accounting for goodwill and other intangible  assets in the first quarter of 2002.  The adoption of SFAS 142 did not have a significant impact on the Company's financial statements.

C.       Investments
         -----------

                  The Company has classified its fixed maturity investments as available-for-sale  and, as such, they are carried at fair value with changes in unrealized gains and losses reported as a component of other comprehensive income.

                  The Company has classified its equity securities held in support of a deferred  compensation plan (see Note 12) as available-for-sale.  Such  investments  are  carried  at fair value with  changes in  unrealized  gains and losses reported as a component of other comprehensive income.

                  Policy loans are carried at their unpaid principal balances.

                  Realized capital gains and losses on disposal of investments are determined by the specific identification method.

                  Other than temporary  impairment  charges are  determined  based on an analysis that is performed on a security by security basis and includes quantitative and qualitative factors.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

D.       Derivative Instruments
         ----------------------

                  The Company  uses  derivative  instruments,  which  consist of equity put option  contracts,  for risk  management purposes,  and not for trading or  speculation.  The Company  hedges the economic  GMDB exposure  associated  with equity  market  fluctuations.  As the equity  markets  decline,  the  Company's  exposure  to future  GMDB  claims increases.  Conversely,  as the equity markets  increase the Company's  exposure to future GMDB claims  decreases.
                  The claims exposure is reduced by the market value effect of the option contracts purchased.

                  Based on criteria  described in SFAS 133, the  Company's  fair value hedges do not qualify as  "effective"  hedges and, therefore, hedge accounting may not be applied.  Accordingly,  the derivative investments are carried at fair value with changes in unrealized  gains and losses being recorded in income as those changes occur.  As such, both realized and  unrealized  gains and losses are reported in the  Consolidated  Statements of Income,  together with
                  GMDB claims expense, as a component of Guaranteed Minimum Death Benefit Claims, Net of Hedge.

                  As of December 31, 2002 and 2001,  the  accumulated  difference  between  cost and market  value on the  Company's derivatives  was an  unrealized  gain of $1,434  and an  unrealized  loss of $3,715,  respectively.  The amount of realized and unrealized gains (losses) on the Company's  derivatives  recorded during the years ended December 31,
                  2002, 2001 and 2000 was $31,803, $12,027 and ($2,619), respectively.

E.       Cash Equivalents
         ----------------

                  The Company  considers all highly liquid time deposits,  commercial  paper and money market mutual funds purchased with a maturity date, at acquisition, of three months or less to be cash equivalents.

                  As of December 31, 2002, $50 of cash reflected on the Company's financial  statements was restricted in compliance with regulatory requirements.

         F.       State Insurance Licenses
                  ------------------------

                  Licenses to do business in all states have been  capitalized  and  reflected at the purchase  price of $6,000 less accumulated  amortization  of $2,038 at  December  31,  2002.  Due to the  adoption  of SFAS 142,  the cost of the licenses is no longer being  amortized  but is subjected to an annual  impairment  test.  As of December 31, 2002, the  Company  estimated  the fair  value of the  state  insurance  licenses  to be in excess  of book  value  and, therefore, no impairment charge was required.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         G.       Income Taxes
                  ------------

                  The Company is included in the  consolidated  federal  income tax return filed by Skandia  U.S.  Inc. and its U.S.
                  subsidiaries.  In accordance  with the tax sharing  agreement,  the federal  income tax provision is computed on a separate return basis as adjusted for  consolidated  items.  Pursuant to the terms of this agreement,  the Company has the right to recover the value of losses utilized by the  consolidated  group in the year of  utilization.  To the extent the Company  generates  income in future years,  the Company is entitled to offset future taxes on that income through the application of its loss carry forward generated in the current year.

                  Deferred income taxes reflect the net tax effects of temporary  differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

         H.       Recognition of Revenue and Contract Benefits
                  --------------------------------------------

                  Revenues for variable  deferred  annuity  contracts  consist of charges  against  contract owner account values or separate  accounts  for  mortality  and  expense  risks,  administration  fees,  surrender  charges  and an annual maintenance  fee per  contract.  Revenues  for  mortality  and expense risk  charges and  administration  fees are recognized as assessed  against the contract  holder.  Surrender  charge revenue is recognized  when the surrender charge is assessed  against the  contract  holder at the time of  surrender.  Annual  maintenance  fees are earned ratably throughout the year.

                  Benefit  reserves for the variable  investment  options on annuity  contracts  represent  the account value of the contracts and are included in the separate account liabilities.

                  Fee income from mutual fund organizations is recognized when assessed against assets under management.

                  Revenues for variable  immediate annuity and supplementary  contracts with life  contingencies  consist of certain charges  against  contract owner account values  including  mortality and expense risks and  administration  fees.
                  These charges and fees are recognized as revenue as assessed  against the contract  holder.  Benefit  reserves for variable  immediate  annuity  contracts  represent  the account  value of the  contracts  and are  included in the separate account liabilities.

                  Revenues for the market value adjusted fixed investment  option on annuity  contracts  consist of separate account investment  income reduced by amounts  credited to the contract  holder for interest.  This net spread is included in return  credited to contract  owners on the  consolidated  statements  of income.  Benefit  reserves  for these contracts represent the account value of the contracts plus a

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  market value  adjustment,  and are included in the general account reserve for future policy and contract benefits to the  extent in excess of the  separate  account  assets,  typically  for the  market  value  adjustment  at the reporting date.

                  Revenues for fixed immediate annuity and fixed supplementary  contracts without life contingencies  consist of net investment  income,  reported as a component of return credited to contract  owners.  Revenues for fixed immediate annuity contracts with life contingencies consist of single premium payments recognized as annuity  considerations when  received.  Benefit  reserves for these  contracts are based on applicable  actuarial  standards with assumed interest  rates that vary by issue year and are  included in the  general  account  reserve for future  policy and contract benefits.  Assumed interest rates ranged from 6.25% to 8.25% at December 31, 2002 and 2001.

                  Revenues for variable life  insurance  contracts  consist of charges  against  contract  owner  account  values or separate  accounts for mortality and expense risk fees,  administration  fees, cost of insurance  fees,  taxes and surrender  charges.  Certain  contracts also include charges  against  premium to pay state premium taxes.  All of these charges are recognized as revenue when assessed against the contract  holder.  Benefit reserves for variable life  insurance  contracts  represent the account value of the contracts and are included in the separate  account liabilities.

         I.       Deferred Acquisition Costs
                  --------------------------

                  The costs of acquiring new  business,  which vary with and are primarily  related to new business  generated,  are being  deferred,  net of  reinsurance.  These  costs  include  commissions,  purchase  credits,  costs of contract issuance, and certain selling expenses that vary with production.

                  The Company uses the retrospective  deposit method for amortizing deferred  acquisition costs. This method results in deferred acquisition costs being amortized in proportion to expected gross profits,  from surrender charges and policy and asset based fees,  net of operating and claim costs.  The deferred  acquisition  cost asset is adjusted retrospectively  and prospectively  when estimates of current and future gross profits to be realized from a group of products  are  revised.  Critical  assumptions  in  estimating  gross  profits  include  those for  surrenders, long-term  fund  growth  rate,  expenses  and death  benefits.  The  long-term  fund growth  rate,  in large part, determines  the  estimated  future asset levels on which the most  significant  revenues are based.  The Company's long-term  fund growth rate  assumption is 8% (net of charges  assessed  against the  underlying  mutual fund, but before charges assessed at the separate  account and contract  level).  When current period actual asset growth is greater or less than the Company's long-term expectation,  the Company adjusts the short-term asset growth rate to a level that will allow the Company,  in the short-term,  to resume the long-term  asset growth rate  expectation.
                  The short-term asset growth rate is subject to constraints surrounding actual market conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

                  Details of deferred acquisition costs and related amortization for the years ended December 31, are as follows:

                                                                 2002            2001            2000
                                                                 ----            ----            ----
                  Balance at beginning of year              $   1,383,281   $   1,398,192   $   1,087,705
                  Acquisition costs deferred during the
                       year                                       244,322         209,136         495,103
                  Acquisition costs amortized during the
                       year                                      (510,059)       (224,047)       (184,616)
                                                            -------------   -------------   -------------
                  Balance at end of year                    $   1,117,544   $   1,383,281   $   1,398,192
                                                            =============   =============   =============

                  As asset  growth  rates,  during  2002 and  2001,  have been far below the  Company's  long-term  assumption,  the adjustment to the short-term  asset growth rate had risen to a level,  before being capped,  that in  management's opinion was excessive in the current  market  environment.  Based on an analysis of those  short-term  rates,  the related estimates of future gross profits and an impairment study,  management of the Company  determined that the short-term  asset  growth  rate  should be reset to the  level of the  long-term  growth  rate  expectation  as of
                  September 30, 2002.  This resulted in an acceleration of amortization of approximately $206,000.

                  Throughout  the year,  the Company  also  updated  its future  estimated  gross  profits  with  respect to certain mortality  assumptions  reflecting actual experience and the decline in the equity markets resulting in additional increased amortization of approximately $72,000.

         J.       Reinsurance
                  -----------

                  The Company cedes reinsurance under modified  co-insurance  arrangements.  These reinsurance  arrangements provide additional  capacity  for growth in  supporting  the cash flow  strain  from the  Company's  variable  annuity and variable life insurance business.  The reinsurance is effected under quota share contracts.

                  At December 31, 2002 and 2001,  in accordance  with the  provisions of the modified  coinsurance  agreements,  the
                  Company accrued approximately $5,447 and $7,733,  respectively,  for amounts receivable from favorable reinsurance experience on certain blocks of variable annuity business.

         K.       Translation of Foreign Currency
                  -------------------------------

                  The  financial  position  and results of  operations  of Skandia  Vida are  measured  using local  currency as the functional  currency.  Assets and  liabilities  are  translated at the exchange  rate in effect at each  year-end.
                  Statements of income and changes in  shareholder's  equity  accounts are translated at the average rate prevailing during the year.  Translation  adjustments  arising from the use of differing exchange rates from period to period are reported as a component of other comprehensive income.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         L.       Separate Accounts
                  -----------------

                  Assets and liabilities in separate  accounts are included as separate  captions in the consolidated  statements of financial  condition.  Separate  account  assets  consist  principally  of long term bonds,  investments in mutual funds,  short-term  securities  and  cash and cash  equivalents,  all of which  are  carried  at fair  value.  The investments  are managed  predominately  through  ASISI,  utilizing  various fund  managers as  sub-advisors.  The remaining  investments  are  managed  by  independent  investment  firms.  The  contract  holder has the option of directing  funds to a wide variety of investment  options,  most of which invest in mutual funds.  The  investment risk on the  variable  portion  of a  contract  is  borne by the  contract  holder.  Fixed  options  with  minimum guaranteed  interest rates are also  available.  The Company bears the credit risk associated with the investments that support these fixed options.

                  Included in Separate Account  liabilities are reserves of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,
                  respectively,  relating to deferred annuity investment options for which the contract holder is guaranteed a fixed rate of  return.  These  reserves  are  calculated  using the  Commissioners  Annuity  Reserve  Valuation  Method.
                  Separate  Account assets of $1,828,048 and $1,092,944 at December 31, 2002 and 2001,  respectively,  consisting of fixed maturities, equity securities,  short-term securities, cash and cash equivalents, accrued investment income, accrued liabilities and amounts due to/from the General Account are held in support of these annuity  obligations, pursuant to state regulation.

                  Included in the general  account,  within  Reserves for Future Policy and Contract  Benefits,  is the market value adjustment associated with the guaranteed,  fixed rate investment options, assuming the market value adjustment at the reporting date.

                  Net investment  income (including net realized capital gains and losses) and interest credited to contract holders on separate account assets are not separately reflected in the Consolidated Statements of Income.

M.       Unearned Performance Credits
         ----------------------------

                  The Company  defers  certain  bonus  credits  applied to  contract  holder  deposits.  The credit is reported as a contract holder liability within separate account  liabilities and the deferred expense is reported as a component of other  assets.  As the contract  holder must keep the contract  in-force for 10 years to earn the bonus credit, the Company  amortizes  the  deferred  expense on a  straight-line  basis over 10 years.  If the  contract  holder surrenders the contract or the contract holder dies prior to the end of 10 years,  the bonus credit is returned to the  Company.  This  component  of the bonus  credit  is  amortized  in  proportion  to  expected  surrenders  and mortality.  As of December  31, 2002 and 2001,  the  unearned  performance  credit  asset was $83,288 and $89,234, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

         N.       Estimates
                  ---------

                  The  preparation of financial  statements in conformity with U.S. GAAP requires that management make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses during the reporting  period.  The more  significant  estimates and assumptions are related to deferred  acquisition costs and involve  estimates of future policy lapses,  investment returns and maintenance expenses.  Actual results could differ from those estimates.

3.       INVESTMENTS

         The  amortized  cost,  gross  unrealized  gains and losses and fair value of fixed  maturities  and  investments  in equity securities  as of December  31,  2002 and 2001 are shown  below.  All  securities  held at December  31, 2002 and 2001 were publicly traded.

         Investments in fixed maturities as of December 31, 2002 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations              $    270,969   $    15,658       $    (78)   $    286,549
         Obligations of state and political
           subdivisions                                    253             9             (1)            261
         Corporate securities                          108,200         3,631            (40)        111,791
                                                  ------------   -----------       --------    ------------
              Totals                              $    379,422   $    19,298       $   (119)   $    398,601
                                                  ============   ===========       ========    ============

         The amortized  cost and fair value of fixed  maturities,  by  contractual  maturity,  at December 31, 2002 are shown below.
         Actual maturities may differ from contractual maturities due to call or prepayment provisions.

                                                       Amortized
                                                          Cost         Fair Value
                                                          ----         ----------
         Due in one year or less                      $    12,793   $    12,884
         Due after one through five years                 165,574       171,830
         Due after five through ten years                 186,609       198,913
         Due after ten years                               14,446        14,974
                                                      -----------   -----------
           Total                                      $   379,422   $   398,601
                                                      ===========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         Investments in fixed maturities as of December 31, 2001 consisted of the following:

                                                                     Gross          Gross
                                                    Amortized     Unrealized     Unrealized
                                                      Cost           Gains         Losses       Fair Value
                                                      ----           -----         ------       ----------
         U.S. Government obligations                 $198,136         $2,869          $(413)      $200,592
         Obligations of state and political
           subdivisions                                   252              8              -            260
         Corporate securities                         158,494          4,051           (566)       161,979
                                                   ----------        -------         ------     ----------
              Totals                                 $356,882         $6,928          $(979)      $362,831
                                                     ========         ======          =====       ========

         Proceeds from sales of fixed  maturities  during 2002,  2001 and 2000 were $367,213,  $386,816 and $302,632,  respectively.
         Proceeds from maturities during 2002, 2001 and 2000 were $50, $4,000 and $1,104, respectively.

         The cost, gross unrealized gains/losses and fair value of investments in equity securities at December 31 are shown below:

                                                           Gross          Gross
                                                        Unrealized     Unrealized        Fair
                                            Cost           Gains         Losses          Value
                                            ----           -----         ------          -----
         2002                             $ 52,017         $ 136        $    (384)     $ 51,769
         2001                             $  49,886        $ 122        $ (4,925)      $ 45,083

         Net realized  investment  gains  (losses),  determined on a specific  identification  basis,  were as follows for the years ended December 31:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities:
           Gross gains                                $    8,213      $  8,849       $  1,002
           Gross losses                                   (4,468)       (4,387)        (3,450)

         Investment in equity securities:
           Gross gains                                        90           658          1,913
           Gross losses                                  (13,451)       (4,192)          (153)
                                                      ----------      --------       --------

              Totals                                  $   (9,616)     $    928       $   (688)
                                                      ==========      ========       ========

         During  2002,  the  Company  determined  that  certain  amounts  of its  investment  in equity  securities  were other than temporarily impaired and, accordingly, recorded a loss of $3,769.

         As of December  31, 2002,  the Company did not own any  investments  in fixed  maturity  securities  whose  carrying  value exceeded 10% of the Company's equity.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

3.       INVESTMENTS (continued)

         As of December 31, 2002, the following fixed maturities were restricted in compliance with regulatory requirements:

         Security                                                      Fair Value
         --------                                                      ----------
         U.S. Treasury Note, 6.25%, February 2003                           $4,345
         U.S. Treasury Note, 3.00%, November 2003                              183
         Puerto Rico Commonwealth, 4.60%, July 2004                            210
         Puerto Rico Commonwealth, 4.875%, July 2023                            52

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS

         The methods and assumptions used to determine the fair value of financial instruments are as follows:

         Fair values of fixed  maturities  with active markets are based on quoted market prices.  For fixed  maturities  that trade in less active markets, fair values are obtained from an independent pricing service.

         Fair values of equity securities are based on quoted market prices.

         The fair value of derivative instruments is determined based on the current value of the underlying index.

         The carrying  value of cash and cash  equivalents  (cost)  approximates  fair value due to the  short-term  nature of these investments.

         The carrying value of policy loans approximates fair value.

         Fair value of future fees payable to ASI are determined on a discounted  cash flow basis,  using best estimate  assumptions of lapses, mortality, free withdrawals and a long-term fund growth rate of 8% on the Company's assets under management.

         The  carrying  value of  short-term  borrowings  (cost)  approximates  fair  value  due to the  short-term  nature of these liabilities.

         Fair value of surplus  notes are  determined  based on a discounted  cash flow basis with a projected  payment of principal and all accrued interest at the maturity date (see Note 14 for payment restrictions).

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

4.       FAIR VALUES OF FINANCIAL INSTRUMENTS (continued)

         The fair values and carrying values of financial instruments at December 31, 2002 and 2001 are as follows:

                                                   December 31, 2002                December 31, 2001
                                                   -----------------                -----------------
                                             Fair Value     Carrying Value    Fair Value     Carrying Value
                                           -------------- ------------------ ------------- ------------------
                                           -------------- ------------------ ------------- ------------------
        Assets
        ------
        Fixed Maturities                         $398,601           $398,601      $362,831           $362,831
        Equity Securities                          51,769             51,769        45,083             45,083
        Derivative Instruments                     10,370             10,370         5,525              5,525
        Policy Loans                                7,559              7,559         6,559              6,559

        Liabilities
        -----------
        Future Fees Payable to ASI                429,773            708,249       546,357            799,472
        Short-term Borrowing                       10,000             10,000        10,000             10,000
        Surplus Notes and accrued
           interest of $29,230 and
           $25,829 in 2002 and 2001,
           respectively                           140,777            139,230       174,454            169,829

5.       NET INVESTMENT INCOME

         The sources of net investment income for the years ended December 31 were as follows:

                                                          2002          2001           2000
                                                          ----          ----           ----
         Fixed maturities                              $  18,015     $  18,788      $  13,502
         Cash and cash equivalents                         1,116           909          5,209
         Equity securities                                   809           622             99
         Policy loans                                        403           244             97
                                                      ----------    ----------     ----------
         Total investment income                          20,343        20,563         18,907
         Investment expenses                                (711)         (437)          (312)
                                                      ----------    ----------     ----------
         Net investment income                         $19,632       $  20,126      $  18,595
                                                       ========      ========= ==   =========

6.       INCOME TAXES

         The significant components of income tax expense for the years ended December 31 were as follows:

                                                            2002          2001         2000
                                                            ----          ----         ----
         Current tax benefit                            $    (3,739)   $  (39,047)  $   (29,244)
         Deferred tax expense, excluding operating
           loss carryforwards                                35,915        60,587        60,023
         Deferred tax benefit for operating and
           capital loss carryforwards                      (134,986)      (14,372)            -
                                                        -----------    ----------   -----------
              Total income tax (benefit) expense        $  (102,810)   $    7,168   $    30,779
                                                        ===========    ==========   ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                           Notes to Consolidated Financial Statements (continued)

6.       INCOME TAXES (continued)

         Deferred tax assets (liabilities) include the following at December 31:

                                                           2002          2001
                                                           ----          ----
         Deferred tax assets:
           GAAP to tax reserve differences             $   165,348   $   241,503
           Future fees payable to ASI                       21,475        63,240
           Deferred compensation                            20,603        20,520
           Net operating loss carry forward                147,360        14,372
           Other                                             6,530        17,276
                                                       -----------   -----------
              Total deferred tax assets                    361,316       356,911
                                                       -----------   -----------

         Deferred tax liabilities:
           Deferred acquisition costs, net                (312,933)     (404,758)
           Net unrealized gains on fixed
              maturity securities                           (6,713)       (2,082)
           Other                                            (3,464)       (5,051)
                                                       -----------   -----------
              Total deferred tax liabilities              (323,110)     (411,891)
                                                       -----------   -----------
                Net deferred tax asset (liability)     $    38,206   $   (54,980)
                                                       ===========   ===========

         In  accordance  with SFAS 109, the Company has  performed an analysis of its deferred tax assets to assess  recoverability.
         Looking at a variety of items,  most  notably,  the timing of the reversal of  temporary  items and future  taxable  income projections, the Company determined that no valuation allowance is needed.

         The income tax (benefit)  expense was different from the amount computed by applying the federal  statutory tax rate of 35%
         to pre-tax income from continuing operations as follows:

                                                                   2002            2001           2000
                                                                   ----            ----           ----
         (Loss) income before taxes
           Domestic                                           $   (265,361)   $   42,886      $   98,136
           Foreign                                                  (2,706)       (2,619)         (2,540)
                                                              ------------    ----------      ----------
           Total                                                  (268,067)       40,267          95,596
           Income tax rate                                              35%           35%             35%
                                                              -------------   -----------     -----------
         Tax (benefit) expense at federal statutory income
           tax rate                                                (93,823)       14,093          33,459

         Tax effect of:
           Dividend received deduction                             (12,250)       (8,400)         (7,350)
           Losses of foreign subsidiary                                947           917             889
           Meals and entertainment                                     603           603             841
           State income taxes                                            -           (62)           (524)
           Federal provision to return differences                     709          (177)          3,235
           Other                                                     1,004           194             229
                                                              ------------    ----------      ----------
              Income tax (benefit) expense                    $   (102,810)   $    7,168      $   30,779
                                                              ============    ==========      ==========

         The Company's net operating loss carry  forwards,  totaling  approximately  $421,029  (pre-tax) at December 31, 2002,  will expire in 2016 and 2017.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

7.       COST ALLOCATION AGREEMENTS WITH AFFILIATES

Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by American
         Skandia Information Services and Technology Corporation ("ASIST"), an affiliated company.  ASLAC signed a written service agreement with ASIST for these services executed and approved by the Connecticut Insurance Department in 1995.  This
         agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.  The Company has also paid and charged operating costs to several of its affiliates.  The total cost to the
         Company for these items was $8,177, $6,179 and $13,974 in 2002, 2001 and 2000, respectively.  Income received for these items was approximately $13,052, $13,166 and $11,186 in 2002, 2001 and 2000, respectively.

         Allocated  depreciation  expense  was  $7,440,  $8,764 and $9,073 in 2002,  2001 and 2000,  respectively.  Allocated  lease expense was $5,808,  $6,517 and $5,606 in 2002, 2001 and 2000,  respectively.  Allocated sub-lease rental income,  recorded as a reduction to lease  expense,  was $738,  $30 and $0 in 2002,  2001 and 2000,  respectively.  Assuming that the written service  agreement  between ASLAC and ASIST continues  indefinitely,  ASLAC's  allocated  future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease         Sub-Lease
                                                                       -----         ---------
                                  2003                            $     4,847      $     1,616
                                  2004                                  5,275            1,773
                                  2005                                  5,351            1,864
                                  2006                                  5,328            1,940
                                  2007                                  5,215            1,788
                                  2008 and thereafter                  19,629            7,380
                                                                  -----------      -----------
                                  Total                           $    45,645      $    16,361
                                                                  ===========      ===========

         Beginning in 1999, the Company was reimbursed by ASM for certain  distribution  related costs  associated with the sales of business through an investment firm where ASM serves as an introducing  broker dealer.  Under this agreement,  the expenses reimbursed  were  $8,255,  $6,610  and $6,064 in 2002,  2001 and 2000,  respectively.  As of  December  31,  2002 and 2001, amounts receivable under this agreement were approximately $458 and $639, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI

         In a series of  transactions  with ASI,  the  Company  transferred  certain  rights to receive a portion of future fees and contract charges expected to be realized on designated blocks of deferred annuity contracts.

         The proceeds from the transfers  have been recorded as a liability  and are being  amortized  over the remaining  surrender charge period of the  designated  contracts  using the interest  method.  The Company did not transfer the right to receive future fees and charges after the expiration of the surrender charge period.

         In connection  with these  transactions,  ASI,  through  special purpose  trusts,  issued  collateralized  notes in private placements, which are secured by the rights to receive future fees and charges purchased from the Company.

         Under the terms of the securitization  purchase agreements,  the rights transferred provide for ASI to receive a percentage
         (60%, 80% or 100% depending on the underlying  commission  option) of future  mortality and expense  charges and contingent deferred  sales  charges,  after  reinsurance,  expected to be realized over the remaining  surrender  charge period of the designated  contracts  (generally 6 to 8 years).  The liability for future fees payable to ASI at the balance sheet date is based on the consideration  received less principal repayments  according to amortization  schedules that were developed at the inception of the  transactions.  If actual  mortality and expense  charges and  contingent  deferred  sales charges are less than those projected in the original  amortization  schedules,  calculated on a transaction by transaction  basis, ASI has no  recourse  against  the  Company.  As  account  values  associated  with the  designated  contracts  have  declined, consistent  with the overall  decline in the equity  markets,  current  mortality and expense  charges have been lower than expected on certain  transactions and it is likely that future mortality and expense charges,  on those same  transactions, will be lower than originally  projected.  As a result,  the ultimate cash flows  associated with these  transactions  that will transfer to ASI may be lower than the current carrying amount of the liability (see Note 4).

         On April 12, 2002, the Company  entered into a new  securitization  purchase  agreement with ASI. This  transaction  covers designated  blocks of business issued from November 1, 2000 through  December 31, 2001. The estimated  present value of the transaction at April 12, 2002, using a discount rate of 6.00%, was $101,713.

         Payments,  representing  fees and charges in the  aggregate  amount,  of $186,810,  $207,731 and $219,523  were made by the
         Company to ASI in 2002,  2001 and 2000,  respectively.  Related  interest  expense of $828,  $59,873  and  $70,667 has been included in the consolidated statements of income for 2002, 2001 and 2000, respectively.

         The  Commissioner of the State of Connecticut has approved the transfer of future fees and charges;  however,  in the event that the  Company  becomes  subject to an order of  liquidation  or  rehabilitation,  the  Commissioner  has the ability to restrict the payments due to ASI,  into a restricted  account,  under the Purchase  Agreement  subject to certain terms and conditions.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

8.       FUTURE FEES PAYABLE TO ASI (continued)

         The present values of the transactions as of the respective effective date were as follows:

                              Closing      Effective        Contract Issue        Discount       Present
           Transaction         Date          Date               Period              Rate          Value
           -----------         ----          ----               ------              ----          -----

             1996-1           12/17/96        9/1/96        1/1/94 - 6/30/96        7.5%          $50,221
             1997-1            7/23/97        6/1/97        3/1/96 - 4/30/97        7.5%           58,767
             1997-2           12/30/97       12/1/97        5/1/95 - 12/31/96       7.5%           77,552
             1997-3           12/30/97       12/1/97        5/1/96 - 10/31/97       7.5%           58,193
             1998-1            6/30/98        6/1/98        1/1/97 - 5/31/98        7.5%           61,180
             1998-2           11/10/98       10/1/98        5/1/97 - 8/31/98        7.0%           68,573
             1998-3           12/30/98       12/1/98        7/1/96 - 10/31/98       7.0%           40,128
             1999-1            6/23/99        6/1/99        4/1/94 - 4/30/99        7.5%          120,632
             1999-2           12/14/99       10/1/99       11/1/98 - 7/31/99        7.5%          145,078
             2000-1            3/22/00        2/1/00        8/1/99 - 1/31/00        7.5%          169,459
             2000-2            7/18/00        6/1/00        2/1/00 - 4/30/00        7.25%          92,399
             2000-3           12/28/00       12/1/00        5/1/00 - 10/31/00       7.25%         107,291
             2000-4           12/28/00       12/1/00        1/1/98 - 10/31/00       7.25%         107,139
             2002-1            4/12/02        3/1/02       11/1/00 - 12/31/01       6.00%         101,713

         Payments of future fees  payable to ASI,  according  to original  amortization  schedules,  as of December  31, 2002 are as follows:

                                          Year         Amount
                                          ----         ------

                                          2003      $   186,854
                                          2004          171,093
                                          2005          147,902
                                          2006          117,761
                                          2007           66,270
                                          2008           18,369
                                                    -----------
                                          Total     $   708,249
                                                    ===========

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

9.       LEASES

The Company entered into an eleven year lease agreement for office space in Westminster, Colorado, effective January 1, 2001.  Lease expense for 2002 and 2001 was $2,583 and $1,602, respectively.  Sub-lease rental income was $227 in 2002 and $0 in 2001.
         Future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 2002 are as follows:

                                                                       Lease           Sub-Lease
                                                                       -----           ---------
                                   2003                          $    1,913         $      426
                                   2004                               1,982                455
                                   2005                               2,050                500
                                   2006                               2,050                533
                                   2007                               2,050                222
                                   2008 and thereafter                8,789                  0
                                                                 ----------         ----------
                                   Total                         $   18,834         $    2,136
                                                                 ==========         ==========

10.      RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Statutory basis shareholder's equity was $279,957 and $226,780 at December 31, 2002 and 2001, respectively.

The Company incurred statutory basis net losses in 2002 of $192,474 due primarily to significant declines in the equity markets, increasing
         GMDB reserves calculated on a statutory basis.  Statutory basis net losses for 2001 were $121,957, as compared to income of $11,550 in 2000.

Under various state insurance laws, the maximum amount of dividends that can be paid to shareholders without prior approval of the state insurance department is subject to restrictions relating to statutory surplus and net gain from operations.  For 2003, no amounts may be distributed without prior approval.

11.      STATUTORY ACCOUNTING PRACTICES

The Company prepares its statutory basis financial statements in accordance with accounting practices prescribed by the State of Connecticut
         Insurance Department.  Prescribed statutory accounting practices include publications of the National Association of
         Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules.

         The NAIC adopted the  Codification  of Statutory  Accounting  Principles  (Codification)  in March 1998. The effective date for  codification  was January 1, 2001. The Company's  state of domicile,  Connecticut,  has adopted  codification  and the
         Company has made the  necessary  changes in its  statutory  accounting  and  reporting  required  for  implementation.  The overall impact of adopting  codification in 2001 was a one-time,  cumulative change in accounting benefit recorded directly in statutory surplus of $12,047.

         In addition,  during 2001,  based on a  recommendation  from the State of  Connecticut  Insurance  Department,  the Company
         changed its statutory method of accounting for its

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

11.      STATUTORY ACCOUNTING PRACTICES (continued)

         liability  associated  with  securitized  variable  annuity  fees.  Under the new method of  accounting,  the liability for securitized  fees is  established  consistent  with the method of  accounting  for the liability  associated  with variable annuity fees ceded under  reinsurance  contracts.  This equates to the  statutory  liability  at any  valuation  date being equal to the  Commissioners  Annuity  Reserve  Valuation  Method (CARVM) offset related to the securitized  contracts.  The impact of this change in accounting,  representing  the difference in the liability  calculated under the old method versus the new  method as of January 1, 2001,  was  reported  as a  cumulative  effect of change in  accounting  benefit  recorded directly in statutory surplus of approximately $20,215.

         In 2001,  the Company,  in agreement  with the  Connecticut  Insurance  Department,  changed its reserving  methodology  to recognize free partial  withdrawals  and to reserve on a  "continuous"  rather than  "curtate"  basis.  The impact of these changes,  representing  the difference in reserves  calculated  under the new methods versus the old methods,  was recorded directly to surplus as changes in reserves on account of valuation  basis.  This resulted in an increase to the  unassigned deficit of approximately $40,511.

         Effective January 1, 2002, the Company adopted  Statement of Statutory  Accounting  Principles No. 82,  "Accounting for the
         Costs of Computer  Software  Developed or Obtained for Internal Use and Web Site  Development  Costs" ("SSAP 82").  SSAP 82
         requires the  capitalization  of certain costs incurred in connection with  developing or obtaining  internal use software.
         Prior to the adoption of SSAP 82, the Company  expensed all internal use software  related  costs as incurred.  The Company has  identified  and  capitalized  $5,935 of costs  associated  with  internal  use  software  as of January 1, 2002 and is amortizing the applicable  costs on a  straight-line  basis over a three year period.  The costs  capitalized as of January
         1, 2002 resulted in a direct increase to surplus.  Amortization expense for the year ended December 31, 2002 was $757.

12.      EMPLOYEE BENEFITS

The Company has a 401(k) plan for which substantially all employees are eligible.  Under this plan, the Company provides a 50% match on employees' contributions up to 6% of an employee's salary (for an aggregate match of up to 3% of the employee's salary).  Additionally, the Company may contribute additional amounts based on profitability of the Company and certain of its affiliates.  Expenses related to this program in 2002, 2001 and 2000 were $719, $2,738 and $3,734, respectively.
         Company contributions to this plan on behalf of the participants were $921, $2,549 and $4,255 in 2002, 2001 and 2000, respectively.

         The  Company  has a  deferred  compensation  plan,  which is  available  to the field  marketing  staff and  certain  other employees.  Expenses  related  to this  program  in 2002,  2001 and 2000 were  $3,522,  $1,615  and  $1,030,  respectively.
         Company  contributions  to this plan on behalf of the participants  were $5,271,  $1,678 and $2,134 in 2002, 2001 and 2000, respectively.

         The Company and certain  affiliates  cooperatively  have a  long-term  incentive  program  under which units are awarded to executive  officers and other  personnel.  The Company and certain  affiliates  also have a profit sharing  program,  which benefits all employees

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

12.      EMPLOYEE BENEFITS (continued)

         below the  officer  level.  These  programs  consist of  multiple  plans with new plans  instituted  each year.  Generally, participants  must remain  employed by the Company or its affiliates at the time such units are payable in order to receive any payments  under the programs.  The accrued  liability  representing  the value of these units was $7,083 and $13,645 as of December 31, 2002 and 2001,  respectively.  Expenses  (income)  related to these programs in 2002,  2001 and 2000,  were
         $1,471,  ($9,842) and $2,692,  respectively.  Payments under these programs were $8,033,  $8,377 and $13,697 in 2002,  2001 and 2000, respectively.

13.      FINANCIAL REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure.  The Company uses modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business.  These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, the future fees generated from that book of business.  Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company.  The
         Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

         The effect of reinsurance for the 2002, 2001 and 2000 was as follows:

        2002                                                            Gross          Ceded           Net
        ----                                                            -----          -----           ---
        Annuity and life insurance charges and fees                 $   406,272     $   (36,268)  $   370,004
        Return credited to contract owners                          $     5,221     $       (25)  $     5,196
        Underwriting, acquisition and other insurance
        expenses (deferal of acquisition costs)                     $   154,588     $    34,140   $   188,728
        Amortization of deferred acquisition costs                  $   542,945     $   (32,886)  $   510,059

        2001
        ----
        Annuity and life insurance charges and fees                 $   430,914     $   (42,218)  $   388,696
        Return credited to contract owners                          $     5,704     $        92   $     5,796
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   163,677     $    33,078   $   196,755
        Amortization of deferred acquisition costs                  $   231,290     $    (7,243)  $   224,047

        2000
        ----
        Annuity and life insurance charges and fees                 $   473,318     $   (48,740)  $   424,578
        Return credited to contract owners                          $     8,540     $       (77)  $     8,463
        Underwriting, acquisition and other insurance
        expenses (deferral of acquisition costs)                    $   108,399     $    42,198   $   150,597
        Amortization of deferred acquisition costs                  $   205,174     $   (20,558)  $   184,616

         In December 2000, the Company entered into a modified  coinsurance  agreement with SICL covering  certain  contracts issued since January 1996.  The impact of this treaty to the

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

13.      FINANCIAL REINSURANCE (continued)

         Company was pre-tax (loss) income of ($4,137),  $8,394 and $23,341 in 2002,  2001 and 2000,  respectively.  At December 31,
         2002 and 2001, $675 and $1,137, respectively, was receivable from SICL under this agreement.

14.      SURPLUS NOTES

         The Company has issued  surplus notes to ASI in exchange for cash.  Surplus notes  outstanding  as of December 31, 2002 and
         2001, and interest expense for 2002, 2001 and 2000 were as follows:

                                                     Liability as of
                                                      December 31,                    Interest Expense
                                   Interest                                            For the Years
            Note Issue Date          Rate          2002          2001          2002         2001         2000
         ----------------------    ---------     ----------    ----------    ---------    ---------    ---------
         ----------------------    ---------     ----------

         February 18, 1994           7.28%               -             -             -            -          732
         March 28, 1994              7.90%               -             -             -            -          794
         September 30, 1994          9.13%               -             -             -        1,282        1,392
         December 19, 1995           7.52%               -        10,000           520          763          765
         December 20, 1995           7.49%               -        15,000           777        1,139        1,142
         December 22, 1995           7.47%               -         9,000           465          682          684
         June 28, 1996               8.41%          40,000        40,000         3,411        3,411        3,420
         December 30, 1996           8.03%          70,000        70,000         5,699        5,699        5,715
                                                 ----------    ----------    ---------    ---------    ---------
                                                 ----------    ----------    ---------    ---------    ---------

         Total                                    $110,000      $144,000       $10,872      $12,976      $14,644
                                                 ==========    ==========    =========    =========    =========

         On September 6, 2002,  surplus notes for $10,000,  dated December 19, 1995,  $15,000,  dated December 20, 1995, and $9,000, dated  December 22, 1995,  were repaid.  On December 3, 2001, a surplus note,  dated  September  30, 1994,  for $15,000 was repaid.  On December 27, 2000,  surplus  notes for $10,000,  dated  February 18, 1994,  and $10,000,  dated March 28, 1994, were repaid.  All surplus notes mature seven years from the issue date.

         Payment of interest and repayment of principal  for these notes is subject to certain  conditions  and require  approval by the  Insurance  Commissioner  of  the  State  of  Connecticut.  At  December  31,  2002  and  2001,  $29,230  and  $25,829,
         respectively, of accrued interest on surplus notes was not permitted for payment under these criteria.

15.      SHORT-TERM BORROWING

The Company had a $10,000 short-term loan payable to ASI at December 31, 2002 and 2001 as part of a revolving loan agreement.  The loan had an interest rate of 1.97% and matured on January 13, 2003.  The loan was subsequently rolled over with a new interest rate of 1.82% and a new maturity date of March 13, 2003.  The loan was further extended to April 30, 2003 and a new interest rate of 1.71%.  The total related interest expense to the Company was $271, $522 and $687 in 2002, 2001 and
         2000, respectively.  Accrued interest payable was $10 and $113 as of December 31, 2002 and 2001, respectively.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

15.      SHORT-TERM BORROWING (continued)

         On January 3, 2002,  the Company  entered into a $150,000  credit  facility  with ASI. This credit  facility  terminates on
         December  31, 2005 and bears  interest at the offered  rate in the London  interbank  market  (LIBOR) plus 0.35 percent per annum for the  relevant  interest  period.  Interest  expense  related  to these  borrowings  was $2,243 for the year ended
         December 31, 2002.  As of December 31, 2002, no amount was outstanding under this credit facility.

16.      CONTRACT WITHDRAWAL PROVISIONS

Approximately 99% of the Company's separate account liabilities are subject to discretionary withdrawal by contract owners at market value or with market value adjustment.  Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 10% to 1% for contracts held less than 10 years.

17.      RESTRUCTURING CHARGES

         On March 22, 2001 and  December 3, 2001,  the  Company  announced  separate  plans to reduce  expenses to better  align its operating  infrastructure  with  the  current  investment  market  environment.  As part of the two  plans,  the  Company's workforce was reduced by approximately  140 positions and 115 positions,  respectively,  affecting  substantially all areas of the Company.  Estimated  pre-tax  severance  benefits of $8,500 have been charged  against  2001  operations  related to these  reductions.  These  charges  have  been  reported  in the  Consolidated  Statements  of  Income  as a  component  of
         Underwriting,  Acquisition  and Other  Insurance  Expenses.  As of December 31, 2002 and 2001, the remaining  restructuring liability, relating primarily to the December 3, 2001 plan, was $12 and $4,104, respectively.

18.      COMMITMENTS AND CONTINGENT LIABILITIES

         In recent years, a number of annuity  companies have been named as defendants in class action lawsuits  relating to the use of variable  annuities as funding  vehicles for tax- qualified  retirement  accounts.  The Company is currently a defendant in one such lawsuit.  A purported  class action  complaint was filed in the United States  District  Court for the Southern
         District of New York on December  12,  2002,  by Diane C. Donovan  against the Company and certain of its  affiliates  (the
         "Donovan  Complaint").  The  Donovan  Complaint  seeks  unspecified  compensatory  damages and  injunctive  relief from the
         Company  and  certain of its  affiliates.  The Donovan  Complaint  claims  that the  Company and certain of its  affiliates violated  federal  securities laws in marketing  variable  annuities.  This litigation is in the  preliminary  stages.  The
         Company believes this action is without merit, and intends to vigorously defend against this action.

         The  Company is also  involved  in other  lawsuits  arising,  for the most part,  in the  ordinary  course of its  business operations.  While the outcome of these other  lawsuits  cannot be  determined  at this time,  after  consideration  of the defenses  available  to the  Company,  applicable  insurance  coverage and any related  reserves  established,  these other lawsuits are not expected to result in liability for amounts material to the financial  condition of the Company,  although it may adversely affect results of operations in future periods.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

18.      COMMITMENTS AND CONTINGENT LIABILITIES (continued)

         As  discussed  previously,  on December  19,  2002,  SICL entered  into a  definitive  purchase  agreement  (the  "Purchase
         Agreement") to sell its ownership interest in the Company and certain affiliates to Prudential  Financial for approximately
         $1.265  billion.  The closing of this  transaction,  which is  conditioned  upon  certain  customary  regulatory  and other approvals and conditions, is expected in the second quarter of 2003.

         The purchase  price that was agreed to between SICL and  Prudential  Financial was based on a September 30, 2002  valuation of the Company and certain  affiliates.  As a result,  assuming the  transaction  closes,  the  economics of the  Company's business from  September 30, 2002 forward will inure to the benefit or detriment of Prudential  Financial.  Included in the
         Purchase Agreement,  SICL has agreed to indemnify  Prudential  Financial for certain liabilities that may arise relating to periods prior to September 30, 2002. These  liabilities  generally include market conduct  activities,  as well as contract and regulatory compliance (referred to as "Covered Liabilities").

         Related to the  indemnification  provisions  contained in the Purchase  Agreement,  SICL has signed, for the benefit of the
         Company,  an indemnity letter,  effective December 19, 2002, to make the Company whole for certain Covered Liabilities that come to  fruition  during  the period  beginning  December  19,  2002 and ending  with the close of the  transaction.  This indemnification  effectively  transfers  the risk  associated  with  those  Covered  Liabilities  from the  Company to SICL concurrent with the signing of the definitive purchase agreement rather than waiting until the transaction closes.

19.      SEGMENT REPORTING

         Assets under management and sales for products other than variable  annuities have not been  significant  enough to warrant full segment  disclosures as required by SFAS 131,  "Disclosures about Segments of an Enterprise and Related  Information,"
         and the Company does not  anticipate  that they will be so in the future due to changes in the Company's  strategy to focus on its core variable annuity business.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table summarizes information with respect to the operations of the Company on a quarterly basis:

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2002                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues*    $   118,797   $    126,614   $    115,931   $    108,488
        Net investment income                           4,965          4,714          5,128          4,825
        Net realized capital losses                    (1,840)        (1,584)        (2,327)        (3,863)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                121,922        129,744        118,732        109,450
        Benefits and expenses*                        112,759        160,721        323,529        150,906
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                       9,163        (30,977)      (204,797)       (41,456)
        Income tax expense (benefit)                    1,703        (11,746)       (72,754)       (20,013)
                                                  -----------   ------------   ------------   ------------
        Net income (loss)                         $     7,460   $    (19,231)  $   (132,043)  $    (21,443)
                                                  ===========   ============   ============   ============

         *        For the quarters ended March 31, 2002 and June 30, 2002,  the Company had  overstated  premiums ceded in revenues.
                  The above  presentation  reflects  an equal and  offsetting  reclassification  of these  amounts to  benefits  and expenses with no net income impact.

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2001                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues***  $   130,885   $    128,465   $    122,708   $    119,604
        Net investment income**                         5,381          4,997          5,006          4,742
        Net realized capital gains (losses)             1,902            373            376         (1,723)
                                                  -----------   ------------   ------------   ------------
        Total revenues                                138,168        133,835        128,090        122,623
        Benefits and expenses**  ***                  122,729        110,444        123,307        125,969
                                                  -----------   ------------   ------------   ------------
        Pre-tax net income (loss)                      15,439         23,391          4,783         (3,346)
        Income tax expense (benefit)                    4,034          7,451           (480)        (3,837)
                                                  -----------   ------------   -------------  ------------
        Net income                                $    11,405   $     15,940   $      5,263   $        491
                                                  ===========   ============   ============   ============

         **       For the quarters ended March 31, 2001,  June 30, 2001 and September 30, 2001, the Company had reported  investment performance  associated  with its  derivatives  as net  investment  income.  The  above  presentation  reflects  a reclassification of these amounts to benefits and expenses.
         ***      For the quarters  ended  September 30, 2001 and December 31, 2001,  the Company had  overstated  premiums ceded in revenues.  The above presentation  reflects an equal and offsetting  reclassification of these amounts to benefits and expenses with no net income impact.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                              (an indirect wholly-owned subsidiary of Skandia Insurance Company Ltd.)

                                       Notes to Consolidated Financial Statements (continued)

20.      QUARTERLY FINANCIAL DATA (UNAUDITED) (continued)

                                                                      Three Months Ended
                                                  ----------------------------------------------------------
                          2000                      March 31       June 30       Sept. 30        Dec. 31
                                                    --------       -------       --------        -------
        Premiums and other insurance revenues     $    137,040  $    139,346   $   147,819    $    135,866
        Net investment income****                        4,343         4,625         4,619           5,008
        Net realized capital gains (losses)                729        (1,436)         (858)            877
                                                  ------------  ------------   -----------    ------------
        Total revenues                                 142,112       142,535       151,580         141,751
        Benefits and expenses****                      107,893       122,382       137,843         114,264
                                                  ------------  ------------   -----------    ------------
        Pre-tax net income                              34,219        20,153        13,737          27,487
        Income tax expense                              10,038         5,225         3,167          12,349
                                                  ------------  ------------   -----------    ------------
        Net income                                $     24,181  $     14,928   $    10,570    $     15,138
                                                  ============  ============   ===========    ============

         ****     For the quarters  ended March 31, 2000,  June 30, 2000,  September 30, 2000 and December 31, 2000, the Company had
                  reported investment  performance  associated with its derivatives as net investment income. The above presentation reflects a reclassification of these amounts to benefits and expenses.

                                            AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         SEPARATE ACCOUNT B

                                          Report of Independent Auditors

To the Contractowners of
     American Skandia Life Assurance Corporation
     Variable Account B and the
     Board of Directors and Shareholder of
     American Skandia Life Assurance Corporation

We have  audited  the  accompanying  statement  of assets and  liabilities  and  contractowners'  equity of the one hundred twenty-four  sub-accounts of American Skandia Life Assurance  Corporation Variable Account B (the Account),
referred to in Note 1, as of December 31, 2002,  and the related  statement of  operations  for the year then ended and the  statements  of changes in net assets for each of the two years in the period then ended.  These  financial statements are the  responsibility  of the Account's  management.  Our  responsibility  is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance  with  auditing  standards  generally  accepted in the United  States.  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the financial statements are free of material  misstatement.  An audit includes examining,  on a test basis,  evidence supporting the amounts and disclosures in the financial  statements.  Our procedures included confirmation of securities owned as of December 31, 2002, by  correspondence  with the fund managers,  or by other appropriate  auditing  procedures where  replies from fund managers were not received.  An audit also includes  assessing the  accounting  principles used  and  significant  estimates  made by  management,  as well as  evaluating  the  overall  financial  statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our  opinion,  the  financial  statements  referred to above  present  fairly,  in all  material  respects,  the financial  position of the one hundred  twenty-four  subaccounts  of American  Skandia Life  Assurance  Corporation
Variable  Account B, referred to in Note 1, at December 31, 2002,  the results of its  operations for the year then ended and the  changes  in its net assets for each of the two years in the  period  then ended in  conformity  with accounting principles generally accepted in the United States.

                                                                                /s/ Ernst & Young LLP

Hartford, Connecticut

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENT OF ASSETS, LIABILITIES, AND CONTRACTOWNERS' EQUITY
AS OF DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------

                                                 ASSETS                                                                                               LIABILITIES

Investment in mutual funds at market value ( Note 2 ):
      American Skandia Trust ( AST ):
            Alger All-Cap Growth Portfolio - 87,156,971 shares ( cost $515,150,437)                          $ 318,994,513      Payable to American Skandia Life Assurance Corporation                        $ 1,024,963
            Alliance/Bernstein Growth + Value Portfolio - 4,369,344 shares ( cost $36,046,225)                  31,677,741      Payable to American Skandia Trust                                              11,361,593
            Alliance Growth Portfolio - 34,785,347 shares ( cost $286,411,729)                                 234,801,093      Payable to INVESCO Variable Investment Funds                                       49,654
            Alliance Growth & Income Portfolio - 84,468,669 shares ( cost $1,567,383,227)                    1,146,239,838      Payable to Montgomery Variable Series                                              82,308
            American Century Income & Growth Portfolio - 26,908,641 shares ( cost $314,651,263)                253,210,309      Payable to First Trust Defined Funds                                                7,100
            American Century International Growth I Portfolio - 37,664,071 shares ( cost $402,091,098)         369,107,895      Payable to Prudential Funds                                                         2,770
            American Century Strategic Balanced Portfolio - 15,409,802 shares ( cost $196,970,277)             171,665,189      Payable to Wells Fargo Variable Trust                                             337,980
                                                                                                                                                                                                      --------------------
            Cohen & Steers Real Estate Portfolio - 17,330,881 shares ( cost $180,797,054)                      174,175,353                                Total Liabilities                                  $ 12,866,369
                                                                                                                                                                                                      --------------------
            DeAm Bond Portfolio - 2,080,829 shares ( cost $21,989,503)                                          22,410,527
            DeAm Global Allocation Portfolio - 29,829,282 shares ( cost $383,685,148)                          279,798,663
            DeAm International Equity Portfolio - 11,593,345 shares ( cost $109,379,215)                        97,152,235
            DeAm Large-Cap Growth Portfolio - 1,233,733 shares ( cost $10,147,780)                               9,549,091
            DeAm Large-Cap Value Portfolio - 5,586,622 shares ( cost $50,408,137)                               43,854,980
            DeAm Small-Cap Growth Portfolio - 55,070,734 shares ( cost $322,509,552)                           284,715,693                            NET ASSETS
            DeAm Small-Cap Value Portfolio - 1,065,215 shares ( cost $8,218,686)                                 8,255,419                                                                Aggregate        Aggregate
            Federated Aggressive Growth Portfolio - 7,639,317 shares ( cost $39,389,655)                        38,807,731      Contractowners' Equity                                      Units            Value
            Federated High Yield Bond Portfolio - 72,426,958 shares ( cost $575,613,914)                       571,448,702      AST - Alger All-Cap Growth Portfolio                       90,192,770       $ 318,994,513
            Gabelli All-Cap Value Portfolio - 14,279,917 shares ( cost $126,392,671)                           110,954,956      AST - Alliance/Bernstein Growth + Value Portfolio           4,327,328          31,677,741
            Gabelli Small-Cap Value Portfolio - 42,585,220 shares ( cost $526,427,692)                         493,562,701      AST - Alliance Growth Portfolio                            24,257,897         234,801,093
            Goldman Sachs Concentrated Growth Portfolio - 66,943,381 shares ( cost $2,004,095,474)           1,118,623,901      AST - Alliance Growth & Income Portfolio                   59,063,804       1,146,239,838
            Goldman Sachs Mid-Cap Growth Portfolio - 20,695,906 shares ( cost $70,689,403)                      59,604,210      AST - American Century Income & Growth Portfolio           25,314,302         253,210,309
            Goldman Sachs Small-Cap Value Portfolio - 23,787,714 shares ( cost $355,440,822)                   308,288,769      AST - American Century International Growth I Portfolio    36,674,213         369,107,895
            Invesco Capital Income Portfolio - 51,516,818 shares ( cost $806,876,135)                          646,536,064      AST - American Century Strategic Balanced Portfolio        14,602,198         171,665,189
            Lord Abbett Bond Debenture Portfolio - 16,275,156 shares ( cost $160,708,945)                      163,890,817      AST - Cohen & Steers Real Estate Portfolio                 16,394,387         174,175,353
            Marsico Capital Growth Portfolio - 90,792,732 shares ( cost $1,269,937,243)                      1,064,090,824      AST - DeAm Bond Portfolio                                   2,101,991          22,410,527
            MFS Global Equity Portfolio - 7,345,755 shares ( cost $63,376,637)                                  59,353,705      AST - DeAm Global Allocation Portfolio                     19,851,420         279,798,663
            MFS Growth Portfolio - 87,693,110 shares ( cost $755,370,286)                                      520,897,076      AST - DeAm International Equity Portfolio                  11,076,317          97,152,235
            MFS Growth with Income Portfolio - 12,472,386 shares ( cost $98,975,992)                            86,558,358      AST - DeAm Large-Cap Growth Portfolio                       1,240,744           9,549,091
            Money Market Portfolio - 2,709,533,648 shares ( cost $2,711,656,868)                             2,711,656,868      AST - DeAm Large-Cap Value Portfolio                        5,640,550          43,854,980
            Neuberger & Berman Mid-Cap Growth Portfolio - 29,877,182 shares ( cost $307,940,929)               280,546,742      AST - DeAm Small-Cap Growth Portfolio                      46,270,883         284,715,693
            Neuberger & Berman Mid-Cap Value Portfolio - 57,318,322 shares ( cost $847,505,033)                750,296,836      AST - DeAm Small-Cap Value Portfolio                        1,070,115           8,255,419
            PBHG Small-Cap Growth Portfolio - 23,701,912 shares ( cost $253,592,186)                           246,736,903      AST - Federated Aggressive Growth Portfolio                 7,054,451          38,807,731
            PIMCO Limited Maturity Bond Portfolio - 92,594,286 shares ( cost $1,029,270,805)                 1,051,871,089      AST - Federated High Yield Bond Portfolio                  47,108,149         571,448,702
            PIMCO Total Return Bond Portfolio - 181,056,541 shares ( cost $2,101,018,162)                    2,216,132,059      AST - Gabelli All-Cap Value Portfolio                      14,512,425         110,954,956
            Sanford Bernstein Core Value Portfolio - 22,591,995 shares ( cost $203,579,998)                    198,131,794      AST - Gabelli Small-Cap Value Portfolio                    40,876,983         493,562,701
            Sanford Bernstein Managed Index 500 Portfolio - 48,545,533 shares ( cost $476,835,516)             424,773,411      AST - Goldman Sachs Concentrated Growth Portfolio          60,039,938       1,118,623,901
            Strong International Equity Portfolio - 25,457,382 shares ( cost $338,590,579)                     311,089,214      AST - Goldman Sachs Mid-Cap Growth Portfolio               18,856,270          59,604,210
            T. Rowe Price Asset Allocation Portfolio - 20,757,846 shares ( cost $340,112,772)                  264,454,961      AST - Goldman Sachs Small-Cap Value Portfolio              22,931,650         308,288,769
            T. Rowe Price Global Bond Portfolio - 18,747,539 shares ( cost $194,157,986)                       208,097,688      AST - Invesco Capital Income Portfolio                     41,317,234         646,536,064
            T. Rowe Price Natural Resources Portfolio - 8,940,926 shares ( cost $131,317,806)                  121,238,963      AST - Lord Abbett Bond Debenture Portfolio                 16,189,211         163,890,817
            William Blair International Growth Portfolio - 41,393,191 shares ( cost $494,027,986)              308,793,205      AST - Marsico Capital Growth Portfolio                     96,160,163       1,064,090,824
      Davis Funds (Davis):                                                                                                      AST - MFS Global Equity Portfolio                           7,511,785          59,353,705
            Value Fund  - 581,879 shares ( cost $5,730,147)                                                      4,771,411      AST - MFS Growth Portfolio                                 90,640,344         520,897,076
      Evergreen Variable Annuity Trust (Evergreen):                                                                             AST - MFS Growth with Income Portfolio                     12,733,020          86,558,358
            VA Blue Chip Fund - 455,557 shares ( cost $3,776,235)                                                2,633,117      AST - Money Market Portfolio                              214,020,495       2,711,656,868
            VA Capital Growth Fund - 530,392 shares ( cost $7,642,329)                                           5,728,230      AST - Neuberger & Berman Mid-Cap Growth Portfolio          22,949,001         280,546,742
            VA Equity Index Fund - 495,133 shares ( cost $4,623,161)                                             3,391,660      AST - Neuberger & Berman Mid-Cap Value Portfolio           45,014,353         750,296,836
            VA Foundation Fund - 639,005 shares ( cost $9,200,902)                                               7,354,951      AST - PBHG Small-Cap Growth Portfolio                      20,229,481         246,736,903
            VA Global Leaders Fund - 1,295,261 shares ( cost $14,264,356)                                       12,719,464      AST - PIMCO Limited Maturity Bond Portfolio                76,971,617       1,051,871,089
            VA International Growth Fund - 45,785 shares ( cost $455,401)                                          377,265      AST - PIMCO Total Return Bond Portfolio                   141,069,615       2,216,132,059
            VA Omega Fund - 1,237,286 shares ( cost $17,889,637)                                              $ 13,350,314      AST - Sanford Bernstein Core Value Portfolio               22,845,449       $ 198,131,794
            VA Small-Cap Value Fund - 366,870 shares ( cost $4,600,413)                                          3,907,168      AST - Sanford Bernstein Managed Index 500 Portfolio        45,680,242         424,773,411
            VA Special Equity Fund - 2,584,604 shares ( cost $22,991,468)                                       18,350,688      AST - Strong International Equity Portfolio                18,007,797         311,089,214
            VA Strategic Income Fund - 594,028 shares ( cost $5,591,526)                                         5,868,995      AST - T. Rowe Price Asset Allocation Portfolio             16,819,288         264,454,961
      First Defined Portfolio Fund LLC (First Trust):                                                                           AST - T. Rowe Price Global Bond Portfolio                  17,341,771         208,097,688
            10 Uncommon Values Portfolio - 1,982,296 shares ( cost $11,270,394)                                  6,759,630      AST - T. Rowe Price Natural Resources Portfolio             6,946,347         121,238,963
            Energy Portfolio - 221,398 shares ( cost $2,477,600)                                                 2,386,671      AST - William Blair International Growth Portfolio         31,110,564         308,793,205
            Financial Services Portfolio - 369,757 shares ( cost $4,222,495)                                     3,697,575      Davis - Value Fund                                            660,802           4,771,411
            Global Target 15 Portfolio - 284,185 shares ( cost $2,679,435)                                       2,341,685      Evergreen - VA Blue Chip Fund                                 463,307           2,633,117
            NASDAQ Target 15 Portfolio - 601,365 shares ( cost $5,395,429)                                       4,107,326      Evergreen - VA Capital Growth Fund                            707,212           5,728,230
            Pharmaceutical Portfolio - 399,616 shares ( cost $4,349,780)                                         3,456,678      Evergreen - VA Equity Index Fund                              539,595           3,391,660
            S&P Target 24 Portfolio - 776,446 shares ( cost $5,581,936)                                          4,767,379      Evergreen - VA Foundation Fund                                949,349           7,354,951
            Target Managed VIP Portfolio - 1,864,705 shares ( cost $13,012,493)                                 12,064,638      Evergreen - VA Global Leaders Fund                          1,785,421          12,719,464
            Technology Portfolio - 436,106 shares ( cost $2,191,495)                                             1,478,398      Evergreen - VA International Growth Fund                       45,975             377,265
            The Dow DART 10 Portfolio - 604,267 shares ( cost $5,019,627)                                        4,217,784      Evergreen - VA Omega Fund                                   2,670,586          13,350,314
            Value Line Target 25 Portfolio - 1,258,362 shares ( cost $3,406,282)                                 2,982,318      Evergreen - VA Small-Cap Value Fund                           318,168           3,907,168
      The Galaxy VIP Funds (GAL):                                                                                               Evergreen - VA Special Equity Fund                          2,553,384          18,350,688
            Asset Allocation Fund - 2,811,400 shares ( cost $46,059,203)                                        34,411,535      Evergreen - VA Strategic Income Fund                          500,680           5,868,995
            Columbia High Yield II Fund - 148,454 shares ( cost $1,399,529)                                      1,337,459      First Trust - 10 Uncommon Values Portfolio                  2,222,766           6,759,630
            Columbia Real Estate Equity II Fund - 67,650 shares ( cost $659,467)                                   652,147      First Trust - Energy Portfolio                                228,757           2,386,671
            Equity Fund - 2,178,348 shares ( cost $44,503,415)                                                  25,181,706      First Trust - Financial Services Portfolio                    382,046           3,697,575
            Growth & Income Fund - 654,070 shares ( cost $7,128,247)                                             5,206,397      First Trust - Global Target 15 Portfolio                      293,636           2,341,685
            Money Market Fund - 9,757,945 shares ( cost $9,764,381)                                              9,764,381      First Trust - NASDAQ Target 15 Portfolio                      621,380           4,107,326
            Quality Plus Bond Fund - 918,356 shares ( cost $9,500,592)                                          10,203,772      First Trust - Pharmaceutical Portfolio                        412,689           3,456,678
            Small Company Growth Fund - 318,350 shares ( cost $4,469,319)                                        2,489,494      First Trust - S&P Target 24 Portfolio                         802,267           4,767,379
      INVESCO Variable Investment Funds ( INVESCO ):                                                                            First Trust - Target Managed VIP Portfolio                  1,908,301          12,064,638
            VIF Dynamics Fund - 7,344,753 shares ( cost $65,078,133)                                            62,724,192      First Trust - Technology Portfolio                            450,643           1,478,398
            VIF Financial Services Fund - 8,126,947 shares ( cost $95,274,713)                                  85,332,946      First Trust - The Dow DART 10 Portfolio                       624,380           4,217,784
            VIF Health Sciences Fund - 8,424,328 shares ( cost $141,308,521)                                   115,834,514      First Trust - Value Line Target 25 Portfolio                1,300,318           2,982,318
            VIF Technology Fund - 8,519,217 shares ( cost $79,081,860)                                          69,602,006      Galaxy - VIP Asset Allocation Fund                          2,322,229          34,411,535
            VIF Telecommunications Fund - 8,859,231 shares ( cost $25,320,693)                                  24,274,294      Galaxy - VIP Columbia High Yield II Fund                      112,694           1,337,459
      Montgomery Variable Series ( Montgomery ):                                                                                Galaxy - VIP Columbia Real Estate Equity II Fund               57,215             652,147
            Emerging Markets Portfolio - 10,889,319 shares ( cost $76,003,163)                                  70,889,469      Galaxy - VIP Equity Fund                                    1,675,255          25,181,706
      ProFunds VP (ProFunds):                                                                                                   Galaxy - VIP Growth and Income Fund                           656,671           5,206,397
            VP Asia 30 Fund - 790,231 shares ( cost $19,254,940)                                                18,578,331      Galaxy - VIP Money Market Fund                                754,142           9,764,381
            VP Banks Fund - 222,534 shares ( cost $5,803,220)                                                    5,781,431      Galaxy - VIP Quality Plus Bond Fund                           613,722          10,203,772
            VP Basic Materials Fund - 150,109 shares ( cost $3,872,088)                                          3,851,799      Galaxy - VIP Small Company Growth Fund                        287,035           2,489,494
            VP Bear Fund - 1,835,957 shares ( cost $76,225,388)                                                 77,642,614      INVESCO - VIF Dynamics Fund                                10,277,990          62,724,192
            VP Biotechnology Fund - 904,622 shares ( cost $14,976,374)                                          14,211,616      INVESCO - VIF Financial Services Fund                       8,207,393          85,332,946
            VP Bull Fund - 3,001,501 shares ( cost $64,222,421)                                                 61,470,741      INVESCO - VIF Health Sciences Fund                         12,424,845         115,834,514
            VP Bull Plus Fund - 2,437,615 shares ( cost $36,447,146)                                            35,369,793      INVESCO - VIF Technology Fund                              19,761,036          69,602,006
            VP Consumer Cyclical Fund - 156,447 shares ( cost $3,486,072)                                        3,438,705      INVESCO - VIF Telecommunications Fund                       9,858,062          24,274,294
            VP Consumer Non-Cyclical Fund - 197,209 shares ( cost $4,960,265)                                    4,951,920      Montgomery - Emerging Markets Portfolio                    12,059,215          70,889,469
            VP Energy Fund - 830,383 shares ( cost $19,478,828)                                                 19,239,972      ProFunds - VP Asia 30 Fund                                  2,391,617          18,578,331
            VP Europe 30 Fund - 964,654 shares ( cost $17,739,876)                                              17,373,410      ProFunds - VP Banks Fund                                      673,432           5,781,431
            VP Financial Fund - 466,469 shares ( cost $11,306,457)                                              11,125,290      ProFunds - VP Basic Materials Fund                            454,639           3,851,799
            VP Healthcare Fund - 620,180 shares ( cost $13,948,006)                                             13,631,553      ProFunds - VP Bear Fund                                     5,916,783          77,642,614
            VP Industrial Fund - 47,157 shares ( cost $1,159,864)                                                1,134,128      ProFunds - VP Biotechnology Fund                            2,705,640          14,211,616
            VP Internet Fund - 1,111,342 shares ( cost $29,891,215)                                             28,883,787      ProFunds - VP Bull Fund                                     7,699,930          61,470,741
            VP Japan Fund - 139,925 shares ( cost $3,110,188)                                                    3,072,749      ProFunds - VP Bull Plus Fund                                7,378,804          35,369,793
            VP Mid-Cap Growth Fund - 644,905 shares ( cost $15,328,304)                                         15,064,969      ProFunds - VP Consumer Cyclical Fund                          473,010           3,438,705
            VP Mid-Cap Value Fund - 537,130 shares ( cost $12,617,464)                                          12,488,279      ProFunds - VP Consumer Non-Cyclical Fund                      596,903           4,951,920
            VP OTC Fund - 7,043,539 shares ( cost $81,982,802)                                                  75,788,475      ProFunds - VP Energy Fund                                   2,508,817          19,239,972
            VP Pharmaceuticals Fund - 131,484 shares ( cost $3,375,181)                                          3,413,320      ProFunds - VP Europe 30 Fund                                2,901,626          17,373,410
            VP Precious Metals Fund - 1,890,215 shares ( cost $54,233,754)                                    $ 55,647,939      ProFunds - VP Financial Fund                                1,404,659        $ 11,125,290
            VP Real Estate Fund - 669,600 shares ( cost $21,220,108)                                            20,864,731      ProFunds - VP Healthcare Fund                               1,863,359          13,631,553
            VP Rising Rates Opportunity Fund - 294,726 shares ( cost $7,481,925)                                 7,167,747      ProFunds - VP Industrial Fund                                 142,806           1,134,128
            VP Semiconductor Fund - 243,205 shares ( cost $4,231,870)                                            3,789,129      ProFunds - VP Internet Fund                                 3,365,832          28,883,787
            VP Short OTC Fund - 420,379 shares ( cost $13,678,243)                                              14,028,043      ProFunds - VP Japan Fund                                      423,667           3,072,749
            VP Small-Cap Growth Fund - 1,026,905 shares ( cost $24,298,218)                                     23,967,965      ProFunds - VP Mid-Cap Growth Fund                           1,951,944          15,064,969
            VP Small-Cap Value Fund - 1,355,687 shares ( cost $29,558,504)                                      29,160,830      ProFunds - VP Mid-Cap Value Fund                            1,623,274          12,488,279
            VP Technology Fund - 1,235,540 shares ( cost $14,796,564)                                           13,170,856      ProFunds - VP OTC Fund                                     20,541,100          75,788,475
            VP Telecommunications Fund - 1,252,099 shares ( cost $17,482,828)                                   16,790,652      ProFunds - VP Pharmaceuticals Fund                            398,047           3,413,320
            VP U.S. Government Plus Fund - 3,638,279 shares ( cost $123,800,977)                               124,290,371      ProFunds - VP Precious Metals Fund                          5,720,667          55,647,939
            VP Ultra Mid-Cap Fund - 1,007,380 shares ( cost $17,436,851)                                        17,447,828      ProFunds - VP Real Estate Fund                              1,996,929          20,864,731
            VP Ultra OTC Fund - 30,624,927 shares ( cost $49,650,939)                                           45,937,392      ProFunds - VP Rising Rates Opportunity Fund                   889,614           7,167,747
            VP Ultra Small Cap Fund - 2,072,790 shares ( cost $30,685,287)                                      30,345,648      ProFunds - VP Semiconductor Fund                              736,544           3,789,129
            VP Utilities Fund - 1,385,578 shares ( cost $25,757,239)                                            26,021,156      ProFunds - VP Short OTC Fund                                1,273,948          14,028,043
      The Prudential Series Fund, Inc. (Prudential):                                                                            ProFunds - VP Small-Cap Growth Fund                         3,107,525          23,967,965
            SP Jennison International Growth Fund - 990,938 shares ( cost $4,303,136)                            4,152,032      ProFunds - VP Small-Cap Value Fund                          4,098,250          29,160,830
      Rydex Variable Trust (Rydex):                                                                                             ProFunds - VP Technology Fund                               3,619,421          13,170,856
            Nova Fund - 2,202,171 shares ( cost $23,525,554)                                                    11,407,246      ProFunds - VP Telecommunications Fund                       3,677,413          16,790,652
            OTC Fund - 4,904,007 shares ( cost $120,058,994)                                                    44,381,267      ProFunds - VP U.S. Government Plus Fund                    10,741,332         124,290,371
            Ursa Fund - 458,090 shares ( cost $3,120,034)                                                        3,467,739      ProFunds - VP Ultra Mid-Cap Fund                            3,049,594          17,447,828
      Wells Fargo Variable Trust (WFVT):                                                                                        ProFunds - VP Ultra OTC Fund                               73,515,333          45,937,392
            Asset Allocation Fund - 13,960,432 shares ( cost $189,126,504)                                     145,328,093      ProFunds - VP Ultra Small-Cap  Fund                         6,340,353          30,345,648
            Corporate Bond Fund - 2,857,849 shares ( cost $28,745,616)                                          29,806,385      ProFunds - VP Utilities Fund                                4,113,821          26,021,156
            Equity Income Fund - 997,077 shares ( cost $13,701,933)                                             12,283,990      Prudential - SP Jennison International Growth Fund            696,634           4,152,032
            Equity Value Fund - 2,994,792 shares ( cost $27,028,253)                                            20,214,845      Rydex - Nova Fund                                           2,805,743          11,407,246
            Growth Fund - 3,880,485 shares ( cost $73,077,819)                                                  40,473,461      Rydex - OTC Fund                                           11,071,951          44,381,267
            International Equity Fund - 256,379 shares ( cost $1,936,801)                                        1,479,307      Rydex - Ursa Fund                                             239,938           3,467,739
            Large Company Growth Fund - 1,670,939 shares ( cost $19,053,464)                                    11,379,092      WFVT - Asset Allocation Fund                                8,339,619         145,328,093
            Money Market Fund - 69,054,439 shares ( cost $69,106,596)                                           69,106,596      WFVT - Corporate Bond Fund                                  2,451,576          29,806,385
            Small-Cap Growth Fund - 918,393 shares ( cost $11,733,048)                                           4,454,208      WFVT - Equity Income Fund                                   1,600,734          12,283,990
                                                                                                                                WFVT - Equity Value Fund                                    3,053,622          20,214,845
                                                                                                         ------------------
                          Total Invested Assets                                                           $ 19,679,741,174      WFVT - Growth Fund                                          2,940,057          40,473,461
                                                                                                         ------------------
                                                                                                                                WFVT - International Equity Fund                              261,088           1,479,307
                                                                                                                                WFVT - Large Company Growth Fund                            1,745,833          11,379,092
                                                                                                                                WFVT - Money Market Fund                                    5,391,441          69,106,596
Receivable from Davis Funds                                                                                          $ 106      WFVT - Small-Cap Growth Fund                                  777,846           4,454,208
Receivable from Evergreen Funds                                                                                    160,881
                                                                                                                                                                                                      --------------------
Receivable from Galaxy Funds                                                                                        48,509                                Total Contractowner's Equity                   $ 19,679,741,174
                                                                                                                                                                                                      --------------------
Receivable from ProFunds                                                                                        12,552,100
Receivable from Rydex Variable Trust                                                                               104,774
                                                                                                         ------------------
                          Total Receivables                                                                   $ 12,866,369
                                                                                                         ------------------

                                                                                                         ------------------                                                                           --------------------
                          Total Assets                                                                    $ 19,692,607,543                                Total Liabilities & Contractowner's Equity     $ 19,692,607,543
                                                                                                         ==================                                                                           ====================

---------------------------------------------------------------------------------------------------------------------------     ------------------------------------------------------------------------------------------
See Notes to Financial Statements

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     Total                                    AST - Alger All-Cap Growth               AST - Alliance/Bernstein Growth + Value             AST - Alliance Growth                        AST - Alliance Growth & Income           AST - American Century Income and Growth      AST - American Century International Growth I      AST - American Century Strategic Balanced          AST - Cohen & Steers Real Estate                  AST - DeAm Bond                 AST - DeAm Global Allocation
                                                                                    ----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                               $ 323,069,611                                               $ -                                      $ 36,372                                           $ -                                   $ 12,365,684                                   $ 2,969,271                                               $ -                                    $ 4,136,548                                   $ 4,573,103                                  $ -                                   $ 13,901,476
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                      (302,849,681)                                       (7,131,980)                                     (437,292)                                   (4,690,520)                                   (21,186,708)                                   (4,317,070)                                       (6,221,000)                                    (2,598,636)                                   (2,481,763)                             (96,896)                                    (5,326,011)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     20,219,928                                        (7,131,980)                                     (400,920)                                   (4,690,520)                                    (8,821,024)                                   (1,347,799)                                       (6,221,000)                                     1,537,912                                     2,091,340                              (96,896)                                     8,575,465
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                       26,844,633,293                                       247,064,811                                    24,058,595                                   295,826,958                                    598,164,053                                   170,938,109                                       502,234,065                                     63,364,061                                   136,323,467                            9,588,046                                    152,911,437
   Cost of Securities Sold                                                                                   31,441,767,621                                       351,439,741                                    27,363,725                                   451,813,639                                    846,203,929                                   243,376,259                                       528,712,385                                     79,719,560                                   135,850,492                            9,413,351                                    210,659,442

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                       (4,597,134,328)                                     (104,374,930)                                   (3,305,130)                                 (155,986,681)                                  (248,039,876)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
   Short-Term Capital Gain Distributions Received                                                               121,394,763                                                 -                                       149,992                                             -                                     45,695,469                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                 95,703,892                                                 -                                             -                                             -                                     32,947,761                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                     (4,380,035,673)                                     (104,374,930)                                   (3,155,138)                                 (155,986,681)                                  (169,396,646)                                  (72,438,150)                                      (26,478,320)                                   (16,355,499)                                      472,975                              174,695                                    (57,748,005)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                       (3,506,286,199)                                      (74,631,275)                                    1,773,334                                   (78,808,970)                                  (156,919,636)                                  (60,971,883)                                       27,358,756                                    (17,039,528)                                      139,355                                    -                                    (79,848,581)
   End of Period                                                                                             (3,228,940,587)                                     (196,155,924)                                   (4,368,484)                                  (51,610,636)                                  (421,143,388)                                  (61,440,954)                                      (32,983,203)                                   (25,305,088)                                   (6,621,701)                             421,024                                   (103,886,485)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      277,345,611                                      (121,524,649)                                   (6,141,818)                                   27,198,334                                   (264,223,752)                                     (469,071)                                      (60,341,959)                                    (8,265,560)                                   (6,761,056)                             421,024                                    (24,037,904)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                            $ (4,082,470,134)                                   $ (233,031,559)                                 $ (9,697,876)                               $ (133,478,867)                                $ (442,441,422)                                $ (74,255,020)                                    $ (93,041,279)                                 $ (23,083,147)                                 $ (4,196,741)                           $ 498,823                                  $ (73,210,444)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           AST - DeAm International Equity                   AST - DeAm Large-Cap Growth                      AST - DeAm Large-Cap Value                   AST - DeAm Small-Cap Growth                    AST - DeAm Small-Cap Value                 AST - Federated Aggressive Growth                AST - Federated High Yield Bond                    AST - Gabelli All-Cap Value                  AST - Gabelli Small-Cap Value          AST - Goldman Sachs Concentrated GrowthAST - Goldman Sachs Mid-Cap Growth
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 150,734                                           $ -                                            $ -                                           $ -                                      $ 52,030,240                                      $ 891,795                                   $ 2,138,189                         $ 12,991,479                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,793,776)                                          (51,983)                                     (667,431)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       (7,251,125)                                    (1,822,015)                                   (7,008,647)                         (23,804,821)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,793,776)                                          (51,983)                                     (516,697)                                   (5,814,292)                                       (35,943)                                     (362,951)                                       44,779,115                                       (930,220)                                   (4,870,458)                         (10,813,342)                                      (803,576)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          120,179,529                                         4,122,232                                    46,323,902                                   963,026,852                                     20,024,808                                    84,720,924                                       406,645,725                                     89,974,592                                   495,271,783                          910,467,256                                     44,134,706
   Cost of Securities Sold                                                                                      152,043,962                                         4,379,202                                    49,673,232                                 1,032,369,596                                     20,571,472                                    93,300,809                                       483,690,431                                    112,078,691                                   514,102,046                        2,365,674,724                                     60,530,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,579,885)                                      (77,044,706)                                   (22,104,099)                                  (18,830,263)                      (1,455,207,468)                                   (16,395,296)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                       217,706                                                 -                                              -                                     4,355,656                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     3,542,774                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                        (31,864,433)                                         (256,970)                                   (3,349,330)                                  (69,342,744)                                      (546,664)                                   (8,362,179)                                      (77,044,706)                                   (22,104,099)                                  (10,931,833)                      (1,455,207,468)                                   (16,395,296)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (23,939,074)                                                -                                    (1,175,088)                                   20,822,964                                              -                                     1,590,263                                       (36,522,721)                                    (2,965,183)                                    8,107,886                       (1,655,516,304)                                    (7,803,624)
   End of Period                                                                                                (12,226,980)                                         (598,689)                                   (6,553,157)                                  (37,793,859)                                        36,734                                      (581,924)                                       (4,165,213)                                   (15,437,714)                                  (32,864,991)                        (885,471,572)                                   (11,085,193)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       11,712,094                                          (598,689)                                   (5,378,069)                                  (58,616,823)                                        36,734                                    (2,172,187)                                       32,357,508                                    (12,472,531)                                  (40,972,877)                         770,044,732                                     (3,281,569)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (21,946,115)                                       $ (907,642)                                 $ (9,244,096)                               $ (133,773,859)                                    $ (545,873)                                $ (10,897,317)                                         $ 91,917                                  $ (35,506,850)                                $ (56,775,168)                      $ (695,976,078)                                 $ (20,480,441)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         AST - Goldman Sachs Small-Cap Value                 AST - Invesco Capital Income                   AST - Kinetics Internet                      AST - Lord Abbett Bond Debenture                AST - Marsico Capital Growth                     AST - MFS Global Equity                          AST - MFS Growth                             AST - MFS Growth with Income                     AST - Money Market                  AST- Neuberger & Berman Mid-Cap Grow AST-Neuberger & Berman Mid-Cap Value
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                 $ 1,802,671                                      $ 22,725,397                                      $ 24,921                                   $ 2,152,963                                            $ -                                       $ 5,935                                               $ -                                      $ 397,732                                  $ 31,863,688                                  $ -                                    $ 4,587,507
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (6,341,319)                                      (11,579,935)                                      (24,240)                                   (1,183,520)                                   (16,589,842)                                     (816,704)                                      (10,325,110)                                    (1,347,746)                                  (36,676,603)                          (5,309,019)                                   (12,897,162)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,538,648)                                       11,145,462                                           681                                       969,443                                    (16,589,842)                                     (810,769)                                      (10,325,110)                                      (950,014)                                   (4,812,915)                          (5,309,019)                                    (8,309,655)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          419,672,622                                       430,701,936                                     9,388,697                                    39,019,282                                    747,206,200                                    35,097,060                                       408,778,230                                     54,325,342                                 7,935,553,994                          563,969,298                                    537,650,305
   Cost of Securities Sold                                                                                      437,995,522                                       541,911,047                                     9,439,766                                    40,162,832                                  1,090,829,658                                    38,165,332                                       590,696,200                                     74,420,714                                 7,935,553,994                          706,448,856                                    568,097,903

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                          (18,322,900)                                     (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                            -                         (142,479,558)                                   (30,447,598)
   Short-Term Capital Gain Distributions Received                                                                23,476,902                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                       325,271                                    -                                     24,713,360
   Long-Term Capital Gain Distributions Received                                                                 17,224,286                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                     18,512,321
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         22,378,288                                      (111,209,111)                                      (51,069)                                   (1,143,550)                                  (343,623,458)                                   (3,068,272)                                     (181,917,970)                                   (20,095,372)                                      325,271                         (142,479,558)                                    12,778,083
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           23,215,301                                       (82,953,474)                                      154,892                                       973,651                                   (353,567,838)                                    1,522,762                                      (169,229,070)                                    (8,422,920)                                            -                          (26,629,450)                                    25,327,753
   End of Period                                                                                                (47,152,052)                                     (160,340,071)                                            -                                     3,181,872                                   (205,846,418)                                   (4,022,932)                                     (234,473,210)                                   (12,417,635)                                            -                          (27,394,187)                                   (97,208,197)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (70,367,353)                                      (77,386,597)                                     (154,892)                                    2,208,221                                    147,721,420                                    (5,545,694)                                      (65,244,140)                                    (3,994,715)                                            -                             (764,737)                                  (122,535,950)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (52,527,713)                                   $ (177,450,246)                                   $ (205,280)                                  $ 2,034,114                                 $ (212,491,880)                                 $ (9,424,735)                                   $ (257,487,220)                                 $ (25,040,101)                                 $ (4,487,644)                      $ (148,553,314)                                $ (118,067,522)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             AST - PBHG Small-Cap Growth                  AST - PIMCO Limited Maturity Bond                 AST - PIMCO Total Return Bond               AST - Sanford Bernstein Core Value        AST - Sanford Bernstein Managed Index 500              AST - Scudder Japan                         AST - Strong International Equity              AST - T. Rowe Price Asset Allocation             AST - T. Rowe Price Global Bond         AST - T. Rowe Price Natural ResourcesAST - William Blair International Growth
                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                      $ 33,003,887                                  $ 69,982,610                                     $ 141,953                                    $ 5,527,125                                           $ -                                       $ 2,416,555                                    $ 8,279,841                                           $ -                          $ 2,238,322                                   $ 16,903,259
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (4,677,680)                                      (11,128,590)                                  (26,273,517)                                   (1,051,480)                                    (7,079,737)                                      (19,464)                                       (5,250,985)                                    (4,186,105)                                   (1,998,630)                          (2,060,409)                                    (6,021,836)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (4,677,680)                                       21,875,297                                    43,709,093                                      (909,527)                                    (1,552,612)                                      (19,464)                                       (2,834,430)                                     4,093,736                                    (1,998,630)                             177,913                                     10,881,423
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          627,246,070                                       347,802,051                                   446,128,975                                    55,598,074                                    399,176,447                                    12,498,977                                       394,401,410                                     61,776,880                                   104,138,556                          108,723,711                                    159,451,877
   Cost of Securities Sold                                                                                    1,055,770,728                                       341,383,148                                   409,052,193                                    59,619,586                                    535,626,901                                    12,223,576                                       464,738,651                                     76,467,002                                    96,277,433                          118,312,552                                    395,306,477

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (428,524,658)                                        6,418,903                                    37,076,782                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                   (14,690,122)                                    7,861,123                           (9,588,841)                                  (235,854,600)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                    18,609,455                                             -                                              -                                             -                                                 -                                              -                                             -                            3,592,036                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                    11,380,657                                             -                                              -                                             -                                                 -                                     10,605,868                                             -                            1,424,994                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (428,524,658)                                        6,418,903                                    67,066,894                                    (4,021,512)                                  (136,450,454)                                      275,401                                       (70,337,241)                                    (4,084,254)                                    7,861,123                           (4,571,811)                                  (235,854,600)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                         (290,069,954)                                       13,635,695                                    84,330,806                                     1,295,747                                    (63,715,816)                                      (69,004)                                      (27,491,664)                                   (39,859,893)                                    1,619,221                           (1,709,755)                                  (274,459,041)
   End of Period                                                                                                 (6,855,283)                                       22,600,283                                   115,113,897                                    (5,448,203)                                   (52,062,105)                                            -                                       (27,501,365)                                   (75,657,810)                                   13,939,702                          (10,078,843)                                  (185,234,782)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      283,214,671                                         8,964,588                                    30,783,091                                    (6,743,950)                                    11,653,711                                        69,004                                            (9,701)                                   (35,797,917)                                   12,320,481                           (8,369,088)                                    89,224,259
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                              $ (149,987,667)                                     $ 37,258,788                                 $ 141,559,078                                 $ (11,674,989)                                $ (126,349,355)                                    $ 324,941                                     $ (73,181,372)                                 $ (35,788,435)                                 $ 18,182,974                        $ (12,762,986)                                $ (135,748,918)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Davis Value                               Evergreen - VA Blue Chip                        Evergreen - VA Capital Growth                  Evergreen - VA Equity Index                    Evergreen - VA Foundation                    Evergreen - VA Global Leaders                Evergreen - VA International Growth                  Evergreen - VA Omega                         Evergreen - VA Small-Cap Value            Evergreen - VA Special Equity         Evergreen - VA Strategic Income
                                                                                    ----------------------------------------      --------------------------------------------      ------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                    $ 37,528                                           $ 8,977                                      $ 30,359                                      $ 51,737                                      $ 174,713                                      $ 96,042                                           $ 6,203                                            $ -                                     $ 101,918                                  $ -                                      $ 304,691
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (81,505)                                          (52,786)                                     (115,690)                                      (64,389)                                      (127,340)                                     (204,436)                                           (6,260)                                      (236,846)                                      (71,188)                            (327,540)                                       (71,726)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (43,977)                                          (43,809)                                      (85,331)                                      (12,652)                                        47,373                                      (108,394)                                              (57)                                      (236,846)                                       30,730                             (327,540)                                       232,965
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,173,197                                           826,578                                     2,083,113                                       968,249                                      1,394,802                                    14,083,833                                            63,801                                      5,128,246                                     1,376,109                           12,573,674                                        745,693
   Cost of Securities Sold                                                                                        1,535,539                                         1,310,885                                     2,832,987                                     1,547,186                                      1,821,637                                    15,825,856                                            65,035                                     10,085,524                                     1,425,951                           15,446,219                                        746,815

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (362,342)                                         (484,307)                                     (749,874)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (49,842)                          (2,872,545)                                        (1,122)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                        33,535                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        33,961                                             -                                              -                                             -                                                 -                                              -                                         4,993                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (362,342)                                         (484,307)                                     (715,913)                                     (578,937)                                      (426,835)                                   (1,742,023)                                           (1,234)                                    (4,957,278)                                      (11,314)                          (2,872,545)                                        (1,122)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                             (245,979)                                         (766,997)                                     (556,255)                                     (621,160)                                    (1,201,539)                                      237,001                                           (33,200)                                    (4,741,588)                                      195,854                              202,171                                       (124,149)
   End of Period                                                                                                   (958,736)                                       (1,143,118)                                   (1,914,099)                                   (1,231,501)                                    (1,845,951)                                   (1,544,892)                                          (78,136)                                    (4,539,324)                                     (693,244)                          (4,640,781)                                       277,469
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (712,757)                                         (376,121)                                   (1,357,844)                                     (610,341)                                      (644,412)                                   (1,781,893)                                          (44,936)                                       202,264                                      (889,098)                          (4,842,952)                                       401,618
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,119,076)                                       $ (904,237)                                 $ (2,159,088)                                 $ (1,201,930)                                  $ (1,023,874)                                 $ (3,632,310)                                        $ (46,227)                                  $ (4,991,860)                                   $ (869,682)                        $ (8,043,037)                                     $ 633,461
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                           First Trust - 10 Uncommon Values                   First Trust - Energy                         First Trust - Financial Services               First Trust - Global Target 15                First Trust - NASDAQ Target 15                 First Trust - Pharmaceutical                     First Trust - S&P Target 24                   First Trust - Target Managed VIP                   First Trust - Technology               First Trust - The Dow DART 10       First Trust - Value Line Target 25
                                                                                    ------------------------------------------------------------------------------------------      ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                       (121,039)                                           (3,491)                                       (5,350)                                       (3,429)                                        (5,883)                                       (5,164)                                           (7,136)                                       (15,428)                                       (2,172)                              (6,402)                                        (3,964)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            3,201,938                                           168,453                                        87,665                                        43,788                                         29,824                                        67,747                                            92,832                                        162,390                                         9,548                              152,104                                         18,363
   Cost of Securities Sold                                                                                        6,965,176                                           163,221                                        95,094                                        50,699                                         37,699                                        94,185                                           110,355                                        201,473                                        16,050                              171,325                                         32,002

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,763,238)                                            5,232                                        (7,429)                                       (6,911)                                        (7,875)                                      (26,438)                                          (17,523)                                       (39,083)                                       (6,502)                             (19,221)                                       (13,639)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (3,853,540)                                                -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   End of Period                                                                                                 (4,510,764)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                         (657,224)                                          (90,929)                                     (524,920)                                     (337,750)                                    (1,288,103)                                     (893,102)                                         (814,558)                                      (947,854)                                     (713,097)                            (801,843)                                      (423,965)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,541,501)                                        $ (89,188)                                   $ (537,699)                                   $ (348,090)                                  $ (1,301,861)                                   $ (924,704)                                       $ (839,217)                                  $ (1,002,365)                                   $ (721,771)                          $ (827,466)                                    $ (441,568)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Galaxy - VIP Asset Allocation                Galaxy - VIP Columbia High Yield II         Galaxy - VIP Columbia Real Estate Equity II            Galaxy - VIP Equity                         Galaxy - VIP Growth and Income                   Galaxy - VIP Money Market                     Galaxy - VIP Quality Plus Bond                 Galaxy - VIP Small Company Growth                   INVESCO - VIF Dynamics              INVESCO - VIF Financial Services         INVESCO - VIF Health Sciences
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 213,419                                          $ 14,206                                      $ 11,339                                      $ 70,255                                        $ 5,614                                      $ 14,413                                          $ 74,775                                            $ -                                           $ -                            $ 561,181                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (50,582)                                           (1,797)                                         (973)                                      (37,917)                                        (7,534)                                      (14,240)                                          (14,371)                                        (3,467)                                   (1,237,630)                          (1,743,205)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        162,837                                            12,409                                        10,366                                        32,338                                         (1,920)                                          173                                            60,404                                         (3,467)                                   (1,237,630)                          (1,182,024)                                    (2,373,184)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                            1,551,654                                            28,774                                        73,069                                     1,008,008                                        147,211                                     1,495,062                                           447,171                                         56,771                                   722,997,316                          123,129,870                                    158,367,738
   Cost of Securities Sold                                                                                        1,871,952                                            31,928                                        58,192                                     1,569,492                                        185,450                                     1,495,062                                           427,236                                        108,637                                   752,081,146                          140,611,510                                    177,275,413

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                             (320,298)                                           (3,154)                                       14,877                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                        26,277                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                           (320,298)                                           (3,154)                                       41,154                                      (561,484)                                       (38,239)                                            -                                            19,935                                        (51,866)                                  (29,083,830)                         (17,481,640)                                   (18,907,675)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                     2,580,361                           (7,212,363)                                     3,533,046
   End of Period                                                                                                (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (2,353,941)                          (9,941,766)                                   (25,474,007)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                      (11,647,668)                                          (62,070)                                       (7,320)                                  (19,321,709)                                    (1,921,850)                                            -                                           703,180                                     (1,979,825)                                   (4,934,302)                          (2,729,403)                                   (29,007,053)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (11,805,129)                                        $ (52,815)                                     $ 44,200                                 $ (19,850,855)                                  $ (1,962,009)                                        $ 173                                         $ 783,519                                   $ (2,035,158)                                $ (35,255,762)                       $ (21,393,067)                                 $ (50,287,912)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                               INVESCO - VIF Technology                    INVESCO - VIF Telecommunications                 Montgomery - Emerging Markets                  ProFunds - VP Asia 30                           ProFunds - VP Banks                         ProFunds - VP Basic Materials                      ProFunds - VP Bear                             ProFunds - VP Biotechnology                     ProFunds - VP Bull                        ProFunds - VP Bull Plus            ProFunds - VP Consumer Cyclical
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------     -------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      ------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                     $ 119,898                                           $ -                                            $ -                                           $ -                                         $ 150,718                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                        (1,682,942)                                         (573,461)                                   (1,326,260)                                      (60,099)                                       (99,402)                                      (39,588)                                         (847,187)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                     (1,682,942)                                         (573,461)                                   (1,206,362)                                      (60,099)                                       (99,402)                                      (39,588)                                         (696,469)                                      (271,066)                                     (239,187)                            (728,025)                                       (18,568)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                          214,199,461                                       192,180,207                                   149,037,869                                    67,785,020                                     96,972,188                                    72,503,452                                       684,801,307                                    183,296,112                                   153,550,535                          522,377,246                                     62,742,545
   Cost of Securities Sold                                                                                      317,687,332                                       223,349,197                                   151,785,898                                    69,179,486                                     99,099,662                                    74,230,903                                       685,798,080                                    195,760,293                                   153,577,844                          550,168,854                                     64,498,208

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                         (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,464,181)                                      (27,309)                         (27,791,608)                                    (1,755,663)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                        225,381                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                       (103,487,871)                                      (31,168,990)                                   (2,748,029)                                   (1,394,466)                                    (2,127,474)                                   (1,727,451)                                         (996,773)                                   (12,238,800)                                      (27,309)                         (27,791,608)                                    (1,755,663)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                          (36,008,312)                                          490,970                                       194,722                                             -                                              -                                             -                                          (256,646)                                      (932,166)                                            -                              303,671                                              -
   End of Period                                                                                                 (9,479,855)                                       (1,046,400)                                   (5,113,694)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,417,226                                       (764,758)                                   (2,751,680)                          (1,077,353)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       26,528,457                                        (1,537,370)                                   (5,308,416)                                     (676,609)                                       (21,789)                                      (20,289)                                        1,673,872                                        167,408                                    (2,751,680)                          (1,381,024)                                       (47,366)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                               $ (78,642,356)                                    $ (33,279,821)                                 $ (9,262,807)                                 $ (2,131,174)                                  $ (2,248,665)                                 $ (1,787,328)                                        $ (19,370)                                 $ (12,342,458)                                 $ (3,018,176)                       $ (29,900,657)                                  $ (1,821,597)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                         ProFunds - VP Consumer Non-Cyclical                  ProFunds - VP Energy                             ProFunds - VP Europe 30                       ProFunds - VP Financial                       ProFunds - VP Healthcare                      ProFunds - VP Industrial                       ProFunds - VP Internet                            ProFunds - VP Japan                          ProFunds - VP Mid-Cap Growth              ProFunds - VP Mid-Cap Value                 ProFunds - VP OTC
                                                                                    ------------------------------------------------------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                            $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (90,663)                                         (249,870)                                     (417,126)                                     (331,758)                                      (294,659)                                      (11,240)                                          (79,015)                                       (40,709)                                      (88,253)                            (107,736)                                      (728,038)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           71,940,278                                       159,129,194                                   205,482,798                                   236,767,916                                    147,156,926                                    12,710,897                                        27,362,421                                     42,441,650                                   126,641,063                          141,763,523                                    395,829,896
   Cost of Securities Sold                                                                                       73,408,453                                       162,516,844                                   216,001,876                                   241,990,845                                    152,429,526                                    13,102,833                                        23,155,811                                     44,763,854                                   127,964,285                          145,082,024                                    425,277,720

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (1,468,175)                                       (3,387,650)                                  (10,519,078)                                   (5,222,929)                                    (5,272,600)                                     (391,936)                                        4,206,610                                     (2,322,204)                                   (1,323,222)                          (3,318,501)                                   (29,447,824)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                           175,127                                      (126,106)                                      221,919                                       (238,799)                                            -                                                 -                                              -                                             -                                    -                                     (2,043,890)
   End of Period                                                                                                     (8,345)                                         (238,857)                                     (366,466)                                     (181,167)                                      (316,453)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (6,194,327)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           (8,345)                                         (413,984)                                     (240,360)                                     (403,086)                                       (77,654)                                      (25,736)                                       (1,007,428)                                       (37,438)                                     (263,335)                            (129,186)                                    (4,150,437)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (1,567,183)                                     $ (4,051,504)                                $ (11,176,564)                                 $ (5,957,773)                                  $ (5,644,913)                                   $ (428,912)                                      $ 3,120,167                                   $ (2,400,351)                                 $ (1,674,810)                        $ (3,555,423)                                 $ (34,326,299)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                            ProFunds - VP Pharmaceuticals                   ProFunds - VP Precious Metals                     ProFunds - VP Real Estate               ProFunds - VP Rising Rates Opportunity             ProFunds - VP Semiconductor                      ProFunds - VP Short OTC                      ProFunds - VP Small-Cap Growth                   ProFunds - VP Small-Cap Value                    ProFunds - VP Technology             ProFunds - VP Telecommunications      ProFunds - VP U.S. Government Plus
                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                   $ 1,750,872                                           $ -                                            $ -                                           $ -                                               $ -                                            $ -                                           $ -                                  $ -                                    $ 1,367,969
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (52,297)                                         (200,034)                                     (468,330)                                      (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                      (500,708)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (52,297)                                         (200,034)                                    1,282,542                                       (63,077)                                       (42,093)                                     (258,286)                                         (131,114)                                       (97,082)                                     (165,977)                             (99,936)                                       867,261
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           59,018,270                                       112,110,778                                   358,220,948                                    82,705,916                                     72,580,098                                   258,740,357                                       144,286,596                                    113,673,998                                    98,855,299                           71,522,363                                    228,412,768
   Cost of Securities Sold                                                                                       58,954,085                                       124,176,888                                   362,634,567                                    84,593,352                                     76,655,722                                   259,216,360                                       148,238,261                                    116,457,598                                   106,648,393                           71,648,244                                    224,242,239

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                               64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                             64,185                                       (12,066,110)                                   (4,413,619)                                   (1,887,436)                                    (4,075,624)                                     (476,003)                                       (3,951,665)                                    (2,783,600)                                   (7,793,094)                            (125,881)                                     4,170,529
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                                 -                                       480,503                                             -                                              -                                             -                                                 -                                              -                                      (670,472)                             (27,444)                                             -
   End of Period                                                                                                     38,139                                         1,414,184                                      (355,377)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                   (1,625,708)                            (692,175)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           38,139                                         1,414,184                                      (835,880)                                     (314,178)                                      (442,740)                                      349,800                                          (330,254)                                      (397,674)                                     (955,236)                            (664,731)                                       489,394
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                    $ 50,027                                     $ (10,851,960)                                 $ (3,966,957)                                 $ (2,264,691)                                  $ (4,560,457)                                   $ (384,489)                                     $ (4,413,033)                                  $ (3,278,356)                                 $ (8,914,307)                          $ (890,548)                                   $ 5,527,184
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    ----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                             ProFunds - VP Ultra Mid-Cap                       ProFunds - VP Ultra OTC                      ProFunds - VP Ultra Small-Cap                 ProFunds - VP Utilities                Prudential - SP Jennison International Growth              Rydex - Nova                                     Rydex - OTC                                     Rydex - Ursa                                WFVT - Asset Allocation                    WFVT - Corporate Bond                  WFVT - Equity Income
                                                                                    --------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------      ---------------------------------------------------------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                         $ -                                               $ -                                           $ -                                           $ -                                            $ -                                     $ 877,971                                               $ -                                       $ 40,628                                   $ 5,322,161                          $ 1,958,226                                      $ 188,684
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                           (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                     (260,788)                                       (1,020,157)                                       (57,278)                                   (2,558,699)                            (458,028)                                      (161,248)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (66,179)                                         (779,711)                                     (507,695)                                     (254,283)                                       (37,309)                                      617,183                                        (1,020,157)                                       (16,650)                                    2,763,462                            1,500,198                                         27,436
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           95,961,865                                       147,619,658                                   341,867,733                                   166,740,288                                     27,785,513                                     7,264,735                                        26,024,038                                      1,612,700                                    40,410,774                            7,610,300                                      7,553,488
   Cost of Securities Sold                                                                                      100,780,499                                       202,960,127                                   353,684,209                                   171,544,762                                     28,136,030                                    15,865,316                                        67,787,448                                      1,520,075                                    44,615,890                            7,488,206                                      9,428,503

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------
       Net Gain (Loss)                                                                                           (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -                                                 -                                              -                                             -                                    -                                              -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (4,818,634)                                      (55,340,469)                                  (11,816,476)                                   (4,804,474)                                      (350,517)                                   (8,600,581)                                      (41,763,410)                                        92,625                                    (4,205,116)                             122,094                                     (1,875,015)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                                    -                                         3,583,494                                     6,796,628                                        30,080                                         44,005                                   (11,148,495)                                      (78,254,591)                                      (280,532)                                  (16,932,800)                             825,920                                       (343,167)
   End of Period                                                                                                     10,977                                        (3,713,547)                                     (339,638)                                      263,917                                       (151,104)                                  (12,118,308)                                      (75,677,727)                                       347,704                                   (43,798,411)                           1,060,769                                     (1,417,943)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                           10,977                                        (7,297,041)                                   (7,136,266)                                      233,837                                       (195,109)                                     (969,813)                                        2,576,864                                        628,236                                   (26,865,611)                             234,849                                     (1,074,776)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------      --------------------------------------------      -----------------------------------------      ----------------------------------------      -------------------------------      -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (4,873,836)                                    $ (63,417,221)                                $ (19,460,437)                                 $ (4,824,920)                                    $ (582,935)                                 $ (8,953,211)                                    $ (40,206,703)                                     $ 704,211                                 $ (28,307,265)                         $ 1,857,141                                   $ (2,922,355)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================      ============================================      =========================================      ========================================      ===============================      =========================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

 AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
 VARIABLE ACCOUNT B
 STATEMENT OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 2002

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                    -----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                              WFVT - Equity Value                                WFVT - Growth                               WFVT - International Equity                   WFVT - Large Company Growth                     WFVT - Money Market                                                WFVT - Small Company Growth
                                                                                    ----------------------------------------      --------------------------------------------      -------------------------------------------------------------------------------------------------------------------------------------     -------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Income
      Dividends                                                                                                   $ 310,985                                          $ 64,459                                       $ 2,818                                           $ -                                      $ 897,595                                           $ -
    Expenses                                                                                                              -                                                 -                                             -                                             -                                              -                                             -
      Mortality and Expense Risk Charges and Administrative Fees (Note 6)                                          (366,963)                                         (790,971)                                      (21,961)                                     (211,607)                                    (1,036,071)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
NET INVESTMENT INCOME (LOSS)                                                                                        (55,978)                                         (726,512)                                      (19,143)                                     (211,607)                                      (138,476)                                      (88,814)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

REALIZED GAIN (LOSS) ON INVESTMENTS:
   Proceeds from Sales                                                                                           11,217,680                                        14,261,341                                       284,535                                     3,464,099                                     39,394,390                                     1,333,765
   Cost of Securities Sold                                                                                       14,267,079                                        20,784,359                                       405,247                                     5,876,886                                     39,394,390                                     5,169,366

                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------
       Net Gain (Loss)                                                                                           (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
   Short-Term Capital Gain Distributions Received                                                                         -                                                 -                                             -                                             -                                              -                                             -
   Long-Term Capital Gain Distributions Received                                                                          -                                                 -                                             -                                             -                                              -                                             -
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET REALIZED GAIN (LOSS)                                                                                         (3,049,399)                                       (6,523,018)                                     (120,712)                                   (2,412,787)                                             -                                    (3,835,601)
UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Beginning of Period                                                                                           (1,845,714)                                      (22,078,938)                                     (194,210)                                   (4,972,682)                                             -                                    (8,018,577)
   End of Period                                                                                                 (6,813,408)                                      (32,604,357)                                     (457,494)                                   (7,674,373)                                             -                                    (7,278,840)
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET UNREALIZED GAIN (LOSS)                                                                                       (4,967,694)                                      (10,525,419)                                     (263,284)                                   (2,701,691)                                             -                                       739,737
                                                                                    ----------------------------------------      --------------------------------------------      ----------------------------------------      ----------------------------------------      -----------------------------------------     -----------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                                $ (8,073,071)                                    $ (17,774,949)                                   $ (403,139)                                 $ (5,326,085)                                    $ (138,476)                                 $ (3,184,678)
                                                                                    ========================================      ============================================      ========================================      ========================================      =========================================     =========================================

-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                                                          AST - Alger All-Cap        AST - Alger                     AST - Alger                   AST - Alliance/Bernstein          AST - Alliance                  AST - Alliance               AST - American Century
                                                                Total                            Growth                 Growth                            Mid-Cap Growth                Growth + Value                   Growth                      Growth & Income                 Income & Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Jan. 1 thru      Year Ended    Jan. 1 thru     Year Ended   *May 1 thru     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002Feb. 15, 2001 **  Dec. 31, 2002 Feb. 15, 2001 **Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       20,219,928     $ 24,664,352     $ (7,131,980)$ (10,510,845)           $ -    $ (1,826,855)            $ -  $ (1,664,654)     $ (400,920)  $ (118,566)   $ (4,690,520) $ (5,729,244)     $ (8,821,024)  $ (10,864,639)   $ (1,347,799)  $ (2,851,245)
     Net Realized Gain (Loss)                       (4,380,035,673)  (3,572,293,411)    (104,374,930) (129,421,107)             -     (48,115,380)              -    (7,135,695)     (3,155,138)    (341,080)   (155,986,681)  (46,939,820)     (169,396,646)    152,978,023     (72,438,150)   (13,601,060)
     Net Unrealized Gain (Loss) On Investments         277,345,611     (870,402,446)    (121,524,649)   (7,050,279)             -      66,319,007               -    20,190,656      (6,141,818)   1,773,334      27,198,334   (20,232,497)     (264,223,752)   (199,813,855)       (469,071)   (29,358,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                             (4,082,470,134)  (4,418,031,504)    (233,031,559) (146,982,231)             -      16,376,772               -    11,390,307      (9,697,876)   1,313,688    (133,478,867)  (72,901,561)     (442,441,422)    (57,700,471)    (74,255,020)   (45,811,120)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits              1,748,260,022    3,547,458,385       10,177,721    40,352,498              -       4,079,152               -     2,466,512       6,792,505    7,273,899      21,966,645    52,925,865        88,488,185     169,409,756      15,522,779     36,932,063
     Net Transfers Between Sub-accounts                 30,862,192       32,536,708     (115,447,045)  676,628,042              -  (1,320,146,351               -  (865,481,345)     (1,708,312)  25,051,738     (65,678,106)   34,245,771      (197,465,999)    297,113,752     (24,747,230)   (67,514,459)
     Surrenders                                     (3,946,862,994)  (2,968,258,303)     (66,120,089)  (65,239,032)             -     (17,902,326)              -   (11,106,396)     (6,006,170)  (1,365,567)    (44,653,164)  (31,822,955)     (220,845,559)   (167,519,658)    (40,890,461)   (32,747,344)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions             (2,167,740,780)     611,736,789     (171,389,413)  651,741,508              -  (1,333,969,525)              -  (874,121,229)       (921,977)  30,960,070     (88,364,625)   55,348,681      (329,823,373)    299,003,850     (50,114,912)   (63,329,740)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                   2,697,080,333                        28,257,511             -              -               -               -             -     10,023,836            -      25,845,034             -       139,869,681               -      25,484,144              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS             (3,553,130,581)  (3,806,294,715)    (376,163,461)  504,759,277              -  (1,317,592,754)              -  (862,730,922)       (596,017)  32,273,758    (195,998,458)  (17,552,880)     (632,395,114)    241,303,380     (98,885,788)  (109,140,860)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                            23,232,871,755   27,039,166,470      695,157,974   190,398,697              -   1,317,592,754               -   862,730,922      32,273,758            -     430,799,551   448,352,431     1,778,634,952   1,537,331,572     352,096,097    461,236,957
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                $ 19,679,741,174 $ 23,232,871,755    $ 318,994,513 $ 695,157,974            $ -             $ -             $ -           $ -    $ 31,677,741 $ 32,273,758  $ 234,801,093 $ 430,799,551   $ 1,146,239,838 $ 1,778,634,952   $ 253,210,309  $ 352,096,097
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - American Century            AST - American Century         AST - American Century         AST - Cohen & Steers            AST - DeAm Bond              AST - DeAm Global           AST - DeAm International           AST - DeAm Large-Cap
                                                       International Growth I           International Growth II           Strategic Balanced                Real Estate                                                Allocation                        Equity                           Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Jan. 1 thru     Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended     Year Ended    Year Ended       Year Ended      Year Ended      * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Sep. 24, 2001 **Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  ------------------------------------------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (6,221,000)    $ (3,592,809)             $ -  $ (1,013,131)   $ 1,537,912       $ 860,567     $ 2,091,340   $ 1,973,594       $ (96,896)         $ -     $ 8,575,465   $ 6,506,669      $ (1,793,776)   $ (2,746,057)      $ (51,983)           $ -
     Net Realized Gain (Loss)                          (26,478,320)    (112,296,992)               -  (171,507,749)   (16,355,499)      5,325,950         472,975     7,102,164         174,695            -     (57,748,005)   (8,675,788)      (31,864,433)   (109,618,582)       (256,970)             -
     Net Unrealized Gain (Loss) On Investments         (60,341,959)      45,455,221                -    47,556,473     (8,265,560)    (17,556,214)     (6,761,056)   (9,994,641)        421,024            -     (24,037,904)  (76,525,108)       11,712,094      31,693,528        (598,689)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (93,041,279)     (70,434,580)               -  (124,964,407)   (23,083,147)    (11,369,697)     (4,196,741)     (918,883)        498,823            -     (73,210,444)  (78,694,227)      (21,946,115)    (80,671,111)       (907,642)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 27,479,703       57,486,845                -     2,657,512      9,524,965      19,434,879      13,490,957    15,857,660       3,089,934            -      12,176,698    59,631,681         5,492,611      18,230,050       1,319,484              -
     Net Transfers Between Sub-accounts                (41,939,006)     217,107,037                -  (224,947,041)    (3,390,186)     (3,754,597)     34,187,802       576,586      15,324,177            -     (83,377,116)  (55,918,739)      (25,419,946)    (37,231,697)      8,177,296              -
     Surrenders                                        (58,828,823)     (27,275,396)               -   (19,674,978)   (24,311,667)    (16,662,295)    (22,672,898)   (9,796,349)     (1,589,522)           -     (57,398,834)  (66,956,455)      (15,120,760)    (15,386,738)       (801,878)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (73,288,126)     247,318,486                -  (241,964,507)   (18,176,888)       (982,013)     25,005,861     6,637,897      16,824,589            -    (128,599,252)  (63,243,513)      (35,048,095)    (34,388,385)      8,694,902              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      53,850,068                -                -             -     18,968,160               -      24,090,310             -       5,087,115            -      18,423,920             -         7,344,480               -       1,761,831              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (112,479,337)     176,883,907                -  (366,928,914)   (22,291,875)    (12,351,709)     44,899,430     5,719,014      22,410,527            -    (183,385,776) (141,937,740)      (49,649,730)   (115,059,497)      9,549,091              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               481,587,232      304,703,325                -   366,928,914    193,957,064     206,308,773     129,275,923   123,556,909               -            -     463,184,439   605,122,179       146,801,965     261,861,462               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 369,107,895    $ 481,587,232              $ -           $ -   $ 171,665,189  $ 193,957,064   $ 174,175,353 $ 129,275,923    $ 22,410,527          $ -   $ 279,798,663 $ 463,184,439      $ 97,152,235   $ 146,801,965     $ 9,549,091            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                        AST - DeAm Large-Cap              AST - DeAm Small-Cap           AST - DeAm Small-Cap             AST - Federated            AST - Federated High         AST - Gabelli All-Cap          AST - Gabelli Small-Cap           AST - Goldman Sachs
                                                                Value                            Growth                         Value                    Aggressive Growth                Yield Bond                      Value                           Value                    Concentrated Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (516,697)      $ (441,571)    $ (5,814,292) $ (8,907,853)     $ (35,943)            $ -      $ (362,951)   $ (193,055)   $ 44,779,115 $ 47,707,717      $ (930,220) $ (1,452,454)     $ (4,870,458)   $ (4,037,708)  $ (10,813,342) $ (43,075,181)
     Net Realized Gain (Loss)                           (3,349,330)      (2,076,450)     (69,342,744) (377,481,224)      (546,664)              -      (8,362,179)   (1,893,989)    (77,044,706) (85,274,228)    (22,104,099)   (3,643,046)      (10,931,833)     43,033,030   (1,455,207,468) (719,984,665)
     Net Unrealized Gain (Loss) On Investments          (5,378,069)      (1,140,933)     (58,616,823)  159,505,832         36,734               -      (2,172,187)    1,683,558      32,357,508   30,486,570     (12,472,531)   (3,135,583)      (40,972,877)    (26,802,835)    770,044,732   (563,147,639)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (9,244,096)      (3,658,954)    (133,773,859) (226,883,245)      (545,873)              -     (10,897,317)     (403,486)         91,917   (7,079,941)    (35,506,850)   (8,231,083)      (56,775,168)     12,192,487    (695,976,078)(1,326,207,485)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  7,377,439       16,088,375        9,810,319    40,984,274     1,053,574               -        4,742,097     6,700,832      29,553,712   49,480,904      11,353,484    32,225,341        41,378,563      52,288,785      37,990,312    168,694,758
     Net Transfers Between Sub-accounts                  4,002,409       26,428,586      (68,580,659)   (1,927,855)     5,699,795               -      (1,994,550)   39,186,476      34,682,982   29,839,728     (13,567,263)  117,400,911        (5,223,309)    157,876,946    (444,933,212)  (319,503,359)
     Surrenders                                         (7,917,598)      (2,748,172)     (52,930,036)  (61,216,888)      (699,912)              -      (5,221,287)   (1,099,936)    (68,369,910) (50,196,423)    (16,634,852)   (9,250,885)      (63,635,606)    (33,747,136)   (204,635,180)  (274,623,693)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  3,462,250       39,768,789     (111,700,376)  (22,160,469)     6,053,457               -      (2,473,740)   44,787,372      (4,133,216)  29,124,209     (18,848,631)  140,375,367       (27,480,352)    176,418,595    (611,578,080)  (425,432,294)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       7,769,679                -       16,875,574             -      2,747,835               -       6,010,832             -      80,886,140            -      20,354,785             -        78,176,544               -      95,120,409              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  1,987,833       36,109,836     (228,598,661) (249,043,714)     8,255,419               -      (7,360,225)   44,383,885      76,844,841   22,044,268     (34,000,696)  132,144,284        (6,078,976)    188,611,083   (1,212,433,749(1,751,639,779)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                41,867,147        5,757,311      513,314,354   762,358,068              -               -      46,167,956     1,784,071     494,603,861  472,559,593     144,955,652    12,811,368       499,641,677     311,030,594   2,331,057,650  4,082,697,429
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 43,854,980     $ 41,867,147    $ 284,715,693 $ 513,314,354    $ 8,255,419             $ -    $ 38,807,731  $ 46,167,956   $ 571,448,702 $ 494,603,861  $ 110,954,956 $ 144,955,652     $ 493,562,701   $ 499,641,677   $ 1,118,623,90$ 2,331,057,650
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                         AST - Goldman Sachs              AST - Goldman Sachs               AST - Invesco                 AST - Kinetics              AST - Lord Abbett               AST - Marsico                 AST - MFS Global                 AST - MFS Growth
                                                           Mid-Cap Growth                   Small-Cap Value                 Capital Income                   Internet                   Bond Debenture               Capital Growth                      Equity
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (803,576)      $ (911,732)    $ (4,538,648) $ (4,252,327)  $ 11,145,462     $ 8,785,799           $ 681     $ (54,155)      $ 969,443   $ (432,513)  $ (16,589,842)$ (19,283,201)       $ (810,769)     $ (582,839)  $ (10,325,110) $ (13,768,985)
     Net Realized Gain (Loss)                          (16,395,296)     (58,389,563)      22,378,288    39,044,002   (111,209,111)    (22,756,724)        (51,069)     (650,670)     (1,143,550)    (399,454)   (343,623,458)   11,949,441        (3,068,272)     (6,694,778)   (181,917,970)   (76,123,623)
     Net Unrealized Gain (Loss) On Investments          (3,281,569)      17,300,977      (70,367,353)  (13,585,659)   (77,386,597)   (107,203,527)       (154,892)      242,387       2,208,221      919,420     147,721,420  (375,799,173)       (5,545,694)      2,734,937     (65,244,140)  (162,322,709)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (20,480,441)     (42,000,318)     (52,527,713)   21,206,016   (177,450,246)   (121,174,452)       (205,280)     (462,438)      2,034,114       87,453    (212,491,880) (383,132,933)       (9,424,735)     (4,542,680)   (257,487,220)  (252,215,317)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,386,478       26,757,598       25,967,936    49,432,574     28,186,148      96,836,636         103,855     1,081,435      19,609,832   16,800,821      76,137,569   111,356,470         7,899,476      14,325,838      26,101,234     57,223,126
     Net Transfers Between Sub-accounts                  6,108,606       24,362,133      (39,115,075)  138,712,264   (115,050,519)    (17,657,741)     (3,014,586)    2,071,398      54,387,173   36,184,167      25,122,071  (128,196,695)        4,706,394      17,751,979    (127,871,593) 1,161,792,253
     Surrenders                                         (8,605,582)      (4,983,788)     (60,611,284)  (24,927,079)  (108,052,510)    (98,254,137)        (92,443)     (413,839)    (13,176,122)  (3,018,991)   (146,037,186) (104,300,751)       (9,179,140)     (3,845,017)   (102,613,547)  (100,951,256)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  5,889,502       46,135,943      (73,758,423)  163,217,759   (194,916,881)    (19,075,242)     (3,003,174)    2,738,994      60,820,883   49,965,997     (44,777,546) (121,140,976)        3,426,730      28,232,800    (204,383,906) 1,118,064,123
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       8,057,981                -       38,236,347             -     54,859,163               -               -             -      44,399,861            -     140,774,585             -        13,420,339               -      38,876,168              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,532,958)       4,135,625      (88,049,789)  184,423,775   (317,507,964)   (140,249,694)     (3,208,454)    2,276,555     107,254,858   50,053,450    (116,494,841) (504,273,908)        7,422,334      23,690,121    (422,994,958)   865,848,806
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                66,137,168       62,001,543      396,338,558   211,914,783    964,044,028   1,104,293,722       3,208,454       931,899      56,635,959    6,582,509   1,180,585,665 1,684,859,573        51,931,371      28,241,250     943,892,034     78,043,228
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 59,604,210     $ 66,137,168   $ 308,288,769 $ 396,338,558   $ 646,536,064  $ 964,044,028             $ 0   $ 3,208,454   $ 163,890,817 $ 56,635,959  $ 1,064,090,82$ 1,180,585,66     $ 59,353,705    $ 51,931,371   $ 520,897,076  $ 943,892,034
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                          AST - MFS Growth                 AST - Money Market          AST - Neuberger & Berman      AST - Neuberger & Berman        AST - PBHG Small-Cap          AST - PIMCO Limited              AST - PIMCO Total            AST - Sanford Bernstein
                                                             with Income                                                    Mid-Cap Growth                 Mid-Cap Value                    Growth                    Maturity Bond                    Return Bond                      Core Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended    *May 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (950,014)    $ (1,242,815)    $ (4,812,915) $ 52,247,141   $ (5,309,019)   $ (7,646,526)   $ (8,309,655)$ (11,923,076)   $ (4,677,680)$ (6,147,084)   $ 21,875,297  $ 15,418,516      $ 43,709,093    $ 45,331,128      $ (909,527)    $ (160,639)
     Net Realized Gain (Loss)                          (20,095,372)      (9,149,909)         325,271             -   (142,479,558)   (278,457,374)     12,778,083    79,491,767    (428,524,658)  (9,391,963)      6,418,903    14,102,207        67,066,894       9,775,927      (4,021,512)      (564,536)
     Net Unrealized Gain (Loss) On Investments          (3,994,715)      (7,792,904)               -             -       (764,737)     99,796,047    (122,535,950) (115,870,672)    283,214,671  (29,871,956)      8,964,588      (941,909)       30,783,091      37,314,295      (6,743,950)     1,295,747
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (25,040,101)     (18,185,628)      (4,487,644)   52,247,141   (148,553,314)   (186,307,853)   (118,067,522)  (48,301,981)   (149,987,667) (45,411,003)     37,258,788    28,578,814       141,559,078      92,421,350     (11,674,989)       570,572
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 11,475,175       34,861,103      634,143,718 1,318,684,795     25,285,357      64,812,622      50,514,875    96,152,497      17,592,771    5,131,609      81,951,965    94,175,543       161,636,783     231,721,094      22,901,042      7,045,367
     Net Transfers Between Sub-accounts                 (4,889,580)      21,923,390      464,800,912  (261,267,227)   (65,778,804)    (36,108,159)    (93,467,807)   60,269,495     (78,061,901) (17,589,332)    328,061,250   121,060,295       393,314,582     161,699,944     122,906,075     35,679,704
     Surrenders                                        (12,270,338)      (7,732,625)  (1,297,172,987) (897,351,577)   (48,357,077)    (41,901,250)   (128,254,952)  (94,087,075)    (42,879,849) (34,191,921)   (140,694,273)  (63,467,443)     (297,824,659)   (143,739,736)    (14,281,676)    (1,028,759)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 (5,684,743)      49,051,868     (198,228,357)  160,065,991    (88,850,524)    (13,196,787)   (171,207,884)   62,334,917    (103,348,979) (46,649,644)    269,318,942   151,768,395       257,126,706     249,681,302     131,525,441     41,696,312
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      14,523,276                -      469,243,686             -     30,535,302               -      85,918,260             -      42,892,320            -     167,959,409             -       286,544,242               -      36,014,459              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (16,201,568)      30,866,240      266,527,685   212,313,131   (206,868,536)   (199,504,639)   (203,357,146)   14,032,935    (210,444,326) (92,060,647)    474,537,139   180,347,210       685,230,026     342,102,653     155,864,911     42,266,883
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               102,759,926       71,893,686    2,445,129,183 2,232,816,052    487,415,278     686,919,917     953,653,982   939,621,047     457,181,229  549,241,876     577,333,950   396,986,740     1,530,902,033   1,188,799,380      42,266,883              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 86,558,358    $ 102,759,926   $ 2,711,656,868$ 2,445,129,18  $ 280,546,742  $ 487,415,278   $ 750,296,836 $ 953,653,982   $ 246,736,903 $ 457,181,229  $ 1,051,871,08$ 577,333,950   $ 2,216,132,059 $ 1,530,902,033   $ 198,131,794   $ 42,266,883
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                       AST - Sanford Bernstein            AST - Scudder Japan                AST - Strong               AST - T. Rowe Price          AST - T. Rowe Price           AST - T. Rowe Price             AST - William Blair
                                                          Managed Index 500                                              International Equity            Asset Allocation                Global Bond                Natural Resources             International Growth                 Davis Value
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,552,612)    $ (2,938,864)       $ (19,464)    $ (47,501)  $ (2,834,430)   $ (6,338,425)    $ 4,093,736   $ 5,690,755    $ (1,998,630)$ (1,596,417)      $ 177,913    $ (472,466)     $ 10,881,423    $ 32,598,697       $ (43,977)     $ (54,574)
     Net Realized Gain (Loss)                         (136,450,454)     (65,638,468)         275,401    (1,067,100)   (70,337,241)   (216,222,788)     (4,084,254)   41,435,882       7,861,123   (4,913,701)     (4,571,811)   15,486,883      (235,854,600)   (221,810,909)       (362,342)       (33,737)
     Net Unrealized Gain (Loss) On Investments          11,653,711       (9,653,793)          69,004       (24,450)        (9,701)     82,790,969     (35,797,917)  (72,057,923)     12,320,481    7,823,771      (8,369,088)  (19,733,718)       89,224,259     (45,447,620)       (712,757)      (261,114)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                               (126,349,355)     (78,231,125)         324,941    (1,139,051)   (73,181,372)   (139,770,244)    (35,788,435)  (24,931,286)     18,182,974    1,313,653     (12,762,986)   (4,719,301)     (135,748,918)   (234,659,832)     (1,119,076)      (349,425)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                 35,083,222       67,237,203          266,406     1,665,501     19,383,360      52,018,027      11,124,056    26,198,279       9,523,784    7,687,999       8,124,995    17,921,733         3,089,891       7,563,490         895,445      3,027,401
     Net Transfers Between Sub-accounts                (31,808,035)     (20,249,010)      (3,603,817)    1,899,331    (39,147,864)    (46,016,370)     (5,989,329)  (28,062,515)     74,965,874  (13,517,804)      5,410,854       567,119       (84,311,453)   (198,470,804)        526,702      1,051,104
     Surrenders                                        (75,570,675)     (53,207,241)         (22,663)      (87,031)   (51,210,193)    (53,321,123)    (38,818,356)  (35,113,014)    (21,228,594) (10,518,017)    (20,138,655)  (13,816,082)      (43,192,196)    (55,525,183)       (933,824)      (267,055)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (72,295,488)      (6,219,048)      (3,360,074)    3,477,801    (70,974,697)    (47,319,466)    (33,683,629)  (36,977,250)     63,261,064  (16,347,822)     (6,602,806)    4,672,770      (124,413,758)   (246,432,497)        488,323      3,811,450
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                      45,981,175                -                -             -     33,000,661               -      14,880,240             -      24,000,421            -      11,175,885             -        20,660,425               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (152,663,668)     (84,450,174)      (3,035,133)    2,338,750   (111,155,408)   (187,089,710)    (54,591,824)  (61,908,537)    105,444,459  (15,034,169)     (8,189,907)      (46,531)     (239,502,251)   (481,092,330)       (630,753)     3,462,025
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               577,437,079      661,887,253        3,035,133       696,383    422,244,622     609,334,332     319,046,785   380,955,322     102,653,229  117,687,398     129,428,870   129,475,401       548,295,456   1,029,387,786       5,402,164      1,940,139
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 424,773,411    $ 577,437,079              $ 0   $ 3,035,133   $ 311,089,214  $ 422,244,622   $ 264,454,961 $ 319,046,785   $ 208,097,688 $ 102,653,229  $ 121,238,963 $ 129,428,870     $ 308,793,205   $ 548,295,456     $ 4,771,411    $ 5,402,164
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                Evergreen - VA                Evergreen - VA               Evergreen - VA                  Evergreen - VA                   Evergreen - VA
                                                              Blue Chip                      Capital Growth                  Equity Index                   Foundation                  Global Leaders            International Growth                    Omega                  Perpetual International
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      *May 1 thru      Year Ended    Jan. 1 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Aug. 3, 2001 **
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (43,809)       $ (43,680)       $ (85,331)    $ (61,923)     $ (12,652)       $ (9,645)       $ 47,373      $ 70,042      $ (108,394)  $ (115,800)          $ (57)       $ (547)       $ (236,846)     $ (223,603)            $ -       $ (1,733)
     Net Realized Gain (Loss)                             (484,307)        (217,668)        (715,913)       47,419       (578,937)       (151,725)       (426,835)     (140,346)     (1,742,023)  (2,026,784)         (1,234)       (3,581)       (4,957,278)       (930,882)              -        (66,549)
     Net Unrealized Gain (Loss) On Investments            (376,121)        (475,666)      (1,357,844)     (808,746)      (610,341)       (356,769)       (644,412)     (776,110)     (1,781,893)     559,124         (44,936)      (33,200)          202,264      (1,309,515)              -          1,892
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (904,237)        (737,014)      (2,159,088)     (823,250)    (1,201,930)       (518,139)     (1,023,874)     (846,414)     (3,632,310)  (1,583,460)        (46,227)      (37,328)       (4,991,860)     (2,464,000)              -        (66,390)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    368,743        1,922,053        1,407,860     4,727,278        827,484       1,874,630         727,163     3,159,027       1,500,942    4,129,014          56,094         3,273         1,730,139       5,642,385               -         44,591
     Net Transfers Between Sub-accounts                   (316,323)        (291,967)        (256,805)    1,520,780        133,891         250,541        (321,323)     (230,836)        355,296    2,537,991         (41,556)      456,263         1,081,326       2,009,195               -       (476,465)
     Surrenders                                           (406,269)        (161,115)      (1,622,296)     (387,704)      (694,713)       (149,766)       (897,177)     (504,577)     (1,860,305)    (758,529)        (12,684)         (570)       (2,417,355)       (917,016)              -         (1,195)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (353,849)       1,468,971         (471,241)    5,860,354        266,662       1,975,405        (491,337)    2,423,614          (4,067)   5,908,476           1,854       458,966           394,110       6,734,564               -       (433,069)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -                -             -              -               -               -             -       2,667,159            -               -             -           606,078               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,258,086)         731,957       (2,630,329)    5,037,104       (935,268)      1,457,265      (1,515,211)    1,577,200        (969,218)   4,325,016         (44,373)      421,638        (3,991,672)      4,270,565               -       (499,460)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,891,203        3,159,246        8,358,559     3,321,455      4,326,928       2,869,663       8,870,162     7,292,962      13,688,682    9,363,666         421,638             -        17,341,986      13,071,421               0        499,460
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 2,633,117      $ 3,891,203      $ 5,728,230   $ 8,358,559    $ 3,391,660     $ 4,326,928     $ 7,354,951   $ 8,870,162    $ 12,719,464 $ 13,688,682       $ 377,265     $ 421,638      $ 13,350,314    $ 17,341,986             $ 0            $ 0
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                           Evergreen - VA                    Evergreen - VA                 Evergreen - VA                 First Trust -                First Trust -                 First Trust -                   First Trust -                   First Trust -
                                                           Small-Cap Value                   Special Equity                Strategic Income             10 Uncommon Values                  Energy                 Financial Services               Global Target 15                 NASDAQ Target 15
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 30,730        $ (21,575)      $ (327,540)   $ (348,734)     $ 232,965       $ 162,483      $ (121,039)   $ (207,765)       $ (3,491)                    $ (5,350)                       $ (3,429)                       $ (5,883)
     Net Realized Gain (Loss)                              (11,314)         260,825       (2,872,545)   (4,967,424)        (1,122)         (9,713)     (3,763,238)   (8,405,954)          5,232                       (7,429)                         (6,911)                         (7,875)
     Net Unrealized Gain (Loss) On Investments            (889,098)         155,929       (4,842,952)    2,928,505        401,618         (46,062)       (657,224)    1,075,020         (90,929)                    (524,920)                       (337,750)                     (1,288,103)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (869,682)         395,179       (8,043,037)   (2,387,653)       633,461         106,708      (4,541,501)   (7,538,699)        (89,188)                    (537,699)                       (348,090)                     (1,301,861)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,387,207        1,883,080        2,031,085     5,184,731        936,276       1,813,850         453,956     2,222,692          66,150            -         141,715             -            64,209               -          60,159              -
     Net Transfers Between Sub-accounts                    965,251          770,610         (598,963)    5,350,558      1,660,090         622,458      (1,735,742)   (3,128,858)        (70,443)           -         (17,982)            -            (2,320)              -         203,872              -
     Surrenders                                         (1,265,961)        (159,871)      (2,982,595)   (1,868,407)      (873,294)       (195,655)       (593,052)     (915,086)        (56,218)           -         (69,746)            -           (55,555)              -         (31,788)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  1,086,497        2,493,819       (1,550,473)    8,666,882      1,723,072       2,240,653      (1,874,838)   (1,821,252)        (60,511)           -          53,987             -             6,334               -         232,243              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                -        2,603,927             -              -               -       2,539,187             -       2,536,370            -       4,181,287             -         2,683,441               -       5,176,944              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    216,815        2,888,999       (6,989,583)    6,279,229      2,356,533       2,347,361      (3,877,152)   (9,359,951)      2,386,671                    3,697,575                       2,341,685                       4,107,326
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 3,690,353          801,354       25,340,271    19,061,042      3,512,462       1,165,101      10,636,782    19,996,733
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,907,168      $ 3,690,353    $ 18,350,688  $ 25,340,271    $ 5,868,995     $ 3,512,462     $ 6,759,630  $ 10,636,782     $ 2,386,671          $ -     $ 3,697,575           $ -       $ 2,341,685             $ -     $ 4,107,326            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            First Trust -                    First Trust -                  First Trust -                  First Trust -                First Trust -                 First Trust -                   Galaxy - VIP                     Galaxy - VIP
                                                           Pharmaceutical                    S&P Target 24                Target Managed VIP                Technology                 The Dow DART 10            Value Line Target 25              Asset Allocation              Columbia High Yield II
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                  ^Nov. 18 thru                    ^Nov. 18 thru
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002                    Dec. 31, 2002
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ (5,164)                         $ (7,136)                   $ (15,428)                       $ (2,172)                     $ (6,402)                    $ (3,964)                      $ 162,837                        $ 12,409
     Net Realized Gain (Loss)                              (26,438)                          (17,523)                     (39,083)                         (6,502)                      (19,221)                     (13,639)                       (320,298)                         (3,154)
     Net Unrealized Gain (Loss) On Investments            (893,102)                         (814,558)                    (947,854)                       (713,097)                     (801,843)                    (423,965)                    (11,647,668)                        (62,070)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (924,704)                         (839,217)                  (1,002,365)                       (721,771)                     (827,466)                    (441,568)                    (11,805,129)                        (52,815)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    137,748                -           79,602             -      1,497,657               -          30,393             -         131,407            -         176,706             -             8,630               -              53              -
     Net Transfers Between Sub-accounts                      5,600                -           36,860             -        334,284               -          14,719             -         231,646            -          77,621             -          (350,768)              -           1,414              -
     Surrenders                                            (70,869)               -          (83,433)            -       (221,210)              -          (7,251)            -        (139,044)           -         (10,251)            -        (1,157,868)              -         (17,952)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                     72,479                -           33,029             -      1,610,731               -          37,861             -         224,009            -         244,076             -        (1,500,006)              -         (16,485)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,308,903                -        5,573,567             -     11,456,272               -       2,162,308             -       4,821,241            -       3,179,810             -        47,716,670               -       1,406,759              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  3,456,678                         4,767,379                   12,064,638                       1,478,398                     4,217,784                    2,982,318                      34,411,535                       1,337,459
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                     $ 3,456,678              $ -     $ 4,767,379           $ -   $ 12,064,638             $ -     $ 1,478,398           $ -     $ 4,217,784          $ -     $ 2,982,318           $ -      $ 34,411,535             $ -     $ 1,337,459            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            Galaxy - VIP                      Galaxy - VIP                   Galaxy - VIP                  Galaxy - VIP                  Galaxy - VIP                 Galaxy - VIP                    INVESCO - VIF                   INVESCO - VIF
                                                   Columbia Real Estate Equity II                Equity                   Growth and Income                Money Market               Quality Plus Bond           Small Company Growth                  Dynamics                    Financial Services
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                   ^Nov. 18 thru                      ^Nov. 18 thru                  ^Nov. 18 thru                  ^Nov. 18 thru                 ^Nov. 18 thru                ^Nov. 18 thru                   Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002                      Dec. 31, 2002                  Dec. 31, 2002                  Dec. 31, 2002                 Dec. 31, 2002                Dec. 31, 2002                  Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                         $ 10,366                          $ 32,338                     $ (1,920)                          $ 173                      $ 60,404                     $ (3,467)                   $ (1,237,630)   $ (1,805,581)   $ (1,182,024)  $ (2,052,716)
     Net Realized Gain (Loss)                               41,154                          (561,484)                     (38,239)                              -                        19,935                      (51,866)                    (29,083,830)    (86,172,577)    (17,481,640)    (3,189,537)
     Net Unrealized Gain (Loss) On Investments              (7,320)                      (19,321,709)                  (1,921,850)                              -                       703,180                   (1,979,825)                     (4,934,302)     31,379,211      (2,729,403)   (24,014,388)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                     44,200                       (19,850,855)                  (1,962,009)                            173                       783,519                   (2,035,158)                    (35,255,762)    (56,598,946)    (21,393,067)   (29,256,641)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                        100                -           12,035             -            298               -         871,244             -          20,305            -             113             -         6,769,408      21,995,144       5,243,346     30,665,259
     Net Transfers Between Sub-accounts                    (38,534)               -         (236,201)            -         23,425               -       1,006,366             -         105,750            -               -             -       (29,812,061)     13,663,651     (36,105,983)   (40,202,270)
     Surrenders                                            (22,017)               -         (744,998)            -       (140,174)              -      (2,851,421)            -        (427,313)           -         (53,418)            -       (12,829,802)     (9,722,245)    (13,925,274)   (14,194,199)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                    (60,451)               -         (969,164)            -       (116,451)              -        (973,811)            -        (301,258)           -         (53,305)            -       (35,872,455)     25,936,550     (44,787,911)   (23,731,210)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                         668,398                -       46,001,725             -      7,284,857               -      10,738,019             -       9,721,511            -       4,577,957             -        13,557,080               -       6,649,057              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                    652,147                        25,181,706                    5,206,397                       9,764,381                    10,203,772                    2,489,494                     (57,571,137)    (30,662,397)    (59,531,921)   (52,987,851)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                                                                                                                                                                                                         120,295,329     150,957,726     144,864,867    197,852,718
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                       $ 652,147              $ -     $ 25,181,706           $ -    $ 5,206,397             $ -     $ 9,764,381           $ -    $ 10,203,772          $ -     $ 2,489,494           $ -      $ 62,724,192   $ 120,295,329    $ 85,332,946  $ 144,864,867
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            INVESCO - VIF                    INVESCO - VIF                  INVESCO - VIF                  Montgomery -                 ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                           Health Sciences                     Technology                 Telecommunications             Emerging Markets                  Asia 30                        Banks                      Basic Materials                       Bear
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (2,373,184)    $ (2,399,467)    $ (1,682,942) $ (3,396,357)    $ (573,461)   $ (1,771,049)   $ (1,206,362) $ (1,251,839)      $ (60,099)         $ -       $ (99,402)          $ -         $ (39,588)            $ -      $ (696,469)    $ (273,736)
     Net Realized Gain (Loss)                          (18,907,675)     (23,005,039)    (103,487,871) (291,463,464)   (31,168,990)   (170,293,495)     (2,748,029)  (25,039,866)     (1,394,466)           -      (2,127,474)            -        (1,727,451)              -        (996,773)    (4,416,452)
     Net Unrealized Gain (Loss) On Investments         (29,007,053)     (17,040,106)      26,528,457   116,768,285     (1,537,370)     66,061,815      (5,308,416)   18,046,467        (676,609)           -         (21,789)            -           (20,289)              -       1,673,872       (256,646)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (50,287,912)     (42,444,612)     (78,642,356) (178,091,536)   (33,279,821)   (106,002,729)     (9,262,807)   (8,245,238)     (2,131,174)           -      (2,248,665)            -        (1,787,328)              -         (19,370)    (4,946,834)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  8,104,442       39,715,024        3,490,801    34,435,395      1,711,756      12,796,351       3,111,291     5,842,932          77,474            -         110,035             -            91,241               -       3,493,253      2,101,562
     Net Transfers Between Sub-accounts                (51,995,032)     (45,241,189)     (27,831,639)  (31,309,910)   (10,242,726)    (29,172,956)    (12,476,640)    8,978,861      19,863,688            -       6,892,279             -         5,701,445               -      21,833,665     39,943,757
     Surrenders                                        (18,721,871)     (15,780,704)      (9,620,725)  (15,346,413)    (4,049,922)     (6,977,133)    (10,150,945)   (6,358,722)       (351,823)           -      (1,685,977)            -          (491,786)              -      (7,811,895)    (1,798,184)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (62,612,461)     (21,306,869)     (33,961,563)  (12,220,928)   (12,580,892)    (23,353,738)    (19,516,294)    8,463,071      19,589,338            -       5,316,336             -         5,300,900               -      17,515,023     40,247,135
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       9,618,991                -        4,605,671             -      2,243,811               -       8,038,806             -       1,120,166                    2,713,760                         338,227                      24,846,660
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS               (103,281,382)     (63,751,480)    (107,998,248) (190,312,465)   (43,616,902)   (129,356,467)    (20,740,295)      217,833      18,578,331            -       5,781,431             -         3,851,799               -      42,342,313     35,300,301
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               219,115,896      282,867,376      177,600,254   367,912,719     67,891,196     197,247,663      91,629,764    91,411,931               -            -               -             -                 -               -      35,300,301              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                   $ 115,834,514    $ 219,115,896     $ 69,602,006 $ 177,600,254   $ 24,274,294    $ 67,891,196    $ 70,889,469  $ 91,629,764    $ 18,578,331          $ -     $ 5,781,431           $ -       $ 3,851,799             $ -    $ 77,642,614   $ 35,300,301
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------------------------------------  --------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP                   ProFunds - VP
                                                            Biotechnology                         Bull                        Bull Plus                  Consumer Cyclical          Consumer Non-Cyclical                Energy                         Europe 30                       Financial
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended      Year Ended   Jan. 22* thru    * May 1 thru   Year Ended     * May 1 thru   Year Ended     Year Ended   Jan. 22* thru     Year Ended      Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (271,066)      $ (263,172)      $ (239,187)          $ -     $ (728,025)     $ (813,376)      $ (18,568)          $ -       $ (90,663)         $ -      $ (249,870)   $ (226,444)       $ (417,126)     $ (517,227)     $ (331,758)    $ (163,113)
     Net Realized Gain (Loss)                          (12,238,800)      (3,595,788)         (27,309)            -    (27,791,608)    (15,444,090)     (1,755,663)            -      (1,468,175)           -      (3,387,650)   (6,615,605)      (10,519,078)    (15,540,320)     (5,222,929)      (641,632)
     Net Unrealized Gain (Loss) On Investments             167,408         (932,166)      (2,751,680)            -     (1,381,024)        303,671         (47,366)            -          (8,345)           -        (413,984)      175,127          (240,360)        383,322        (403,086)       221,919
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (12,342,458)      (4,791,126)      (3,018,176)            -    (29,900,657)    (15,953,795)     (1,821,597)            -      (1,567,183)           -      (4,051,504)   (6,666,922)      (11,176,564)    (15,674,225)     (5,957,773)      (582,826)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    964,612        3,846,811          547,289             -      2,108,926       5,208,432          66,406             -         219,468            -       1,109,007     3,259,535         1,370,440       4,206,872       1,400,714      1,533,104
     Net Transfers Between Sub-accounts                (17,318,174)      45,023,867       45,409,849             -      1,736,690      78,476,897       4,925,008             -       5,362,682            -        (145,677)   26,566,595       (22,130,025)     34,460,430      (7,493,587)    20,267,584
     Surrenders                                         (1,723,615)      (1,458,635)      (1,880,162)            -     (5,947,238)    (10,744,383)       (170,835)            -        (892,823)           -      (2,647,425)   (2,035,669)       (2,817,263)     (2,513,430)     (3,525,294)    (1,363,848)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (18,077,177)      47,412,043       44,076,976             -     (2,101,622)     72,940,946       4,820,580             -       4,689,327            -      (1,684,095)   27,790,460       (23,576,848)     36,153,872      (9,618,167)    20,436,841
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       2,010,333                        20,411,941                   10,384,921                         439,721                     1,829,775                    3,852,033                       7,150,832                       6,847,216
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (28,409,302)      42,620,918       61,470,741             -    (21,617,358)     56,987,150       3,438,705             -       4,951,920            -      (1,883,566)   21,123,539       (27,602,580)     20,479,647      (8,728,724)    19,854,014
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                42,620,918                -                -             -     56,987,150               -               -             -               -            -      21,123,539             -        44,975,990      24,496,343      19,854,014              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 14,211,616     $ 42,620,918     $ 61,470,741           $ -   $ 35,369,793    $ 56,987,150     $ 3,438,705           $ -     $ 4,951,920          $ -    $ 19,239,972  $ 21,123,539      $ 17,373,410    $ 44,975,990    $ 11,125,290   $ 19,854,014
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP                    ProFunds - VP                  ProFunds - VP                  ProFunds - VP                ProFunds - VP                 ProFunds - VP                   ProFunds - VP            ProFunds - VP
                                                             Healthcare                        Industrial                      Internet                        Japan                    Mid-Cap Growth                Mid-Cap Value                        OTC                       Pharmaceuticals
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended       Year Ended     Jan. 22* thru    * May 1 thru    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (294,659)      $ (226,581)       $ (11,240)          $ -      $ (79,015)            $ -       $ (40,709)          $ -       $ (88,253)         $ -      $ (107,736)          $ -        $ (728,038)     $ (498,418)      $ (52,297)           $ -
     Net Realized Gain (Loss)                           (5,272,600)      (3,459,024)        (391,936)            -      4,206,610               -      (2,322,204)            -      (1,323,222)           -      (3,318,501)            -       (29,447,824)     (6,794,357)         64,185              -
     Net Unrealized Gain (Loss) On Investments             (77,654)        (238,799)         (25,736)            -     (1,007,428)              -         (37,438)            -        (263,335)           -        (129,186)            -        (4,150,437)     (2,043,890)         38,139              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,644,913)      (3,924,404)        (428,912)            -      3,120,167               -      (2,400,351)            -      (1,674,810)           -      (3,555,423)            -       (34,326,299)     (9,336,665)         50,027              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,815,324        2,273,837           51,680             -        140,469               -         125,576             -         437,937            -         490,311             -         3,312,174       5,146,223         277,131              -
     Net Transfers Between Sub-accounts                (18,408,423)      35,933,389        1,672,674             -     23,169,044               -       4,930,727             -      11,110,157            -      13,352,603             -        35,536,785      74,805,518       1,352,336              -
     Surrenders                                         (3,365,878)      (1,653,263)        (348,880)            -       (683,098)              -        (209,085)            -        (577,400)           -        (991,446)            -       (11,081,876)     (3,262,230)       (741,772)             -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (19,958,977)      36,553,963        1,375,475             -     22,626,415               -       4,847,218             -      10,970,694            -      12,851,468             -        27,767,082      76,689,511         887,695              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       6,605,885                           187,564                    3,137,204                         625,883                     5,769,086                    3,192,234                      14,994,845                       2,475,598
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (18,998,006)      32,629,559        1,134,128             -     28,883,787               -       3,072,749             -      15,064,969            -      12,488,279             -         8,435,629      67,352,846       3,413,320              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                32,629,559                -                -             -              -               -               -             -               -            -               -             -        67,352,846               -               -              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 13,631,553     $ 32,629,559      $ 1,134,128           $ -   $ 28,883,787             $ -     $ 3,072,749           $ -    $ 15,064,969          $ -    $ 12,488,279           $ -      $ 75,788,475    $ 67,352,846     $ 3,413,320            $ -
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                   ProFunds - VP                             ProFunds - VP               ProFunds - VP Rising       ProFunds - VP                 ProFunds - VP                ProFunds - VP                  ProFunds - VP                    ProFunds - VP
                                                  Precious Metals                             Real Estate                 Rates Opportunity                Semiconductor            Short OTC                       Small-Cap Growth                 Small-Cap Value            Technology
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                    * May 1 thru      Year Ended        Year Ended   Jan. 22* thru   * May 1 thru   Year Ended      * May 1 thru   Year Ended     * May 1 thru   Year Ended    * May 1 thru   Year Ended      * May 1 thru     Year Ended       Year Ended   Jan. 22* thru
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (200,034)             $ -      $ 1,282,542    $ (295,700)     $ (63,077)            $ -       $ (42,093)          $ -      $ (258,286)         $ -      $ (131,114)          $ -         $ (97,082)            $ -      $ (165,977)    $ (138,025)
     Net Realized Gain (Loss)                          (12,066,110)               -       (4,413,619)   (2,900,074)    (1,887,436)              -      (4,075,624)            -        (476,003)           -      (3,951,665)            -        (2,783,600)              -      (7,793,094)    (2,691,357)
     Net Unrealized Gain (Loss) On Investments           1,414,184                -         (835,880)      480,503       (314,178)              -        (442,740)            -         349,800            -        (330,254)            -          (397,674)              -        (955,236)      (670,472)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (10,851,960)               -       (3,966,957)   (2,715,271)    (2,264,691)              -      (4,560,457)            -        (384,489)           -      (4,413,033)            -        (3,278,356)              -      (8,914,307)    (3,499,854)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    555,415                -        1,679,523     1,326,955      1,624,002               -         117,553             -         330,738            -         351,942             -           534,951               -         396,659      3,179,410
     Net Transfers Between Sub-accounts                 62,980,779                -      (13,623,860)   42,203,923      5,566,737               -       7,886,763             -       9,345,471            -      24,487,389             -        28,482,208               -       6,609,259     15,984,600
     Surrenders                                         (2,676,094)               -       (5,191,305)   (2,145,936)    (1,106,892)              -        (381,968)            -      (1,703,304)           -        (831,337)            -        (1,080,277)              -      (1,129,566)      (743,841)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                 60,860,100                -      (17,135,642)   41,384,943      6,083,846               -       7,622,348             -       7,972,904            -      24,007,994             -        27,936,882               -       5,876,353     18,420,168
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       5,639,798                         3,297,658                    3,348,592                         727,238                     6,439,628                    4,373,004                       4,502,305                       1,288,497
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 55,647,939                -      (17,804,940)   38,669,672      7,167,747               -       3,789,129             -      14,028,043            -      23,967,965             -        29,160,830               -      (1,749,458)    14,920,314
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                         -                -       38,669,672             -              -               -               -             -               -            -               -             -                 -               -      14,920,314              -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 55,647,939              $ -     $ 20,864,731  $ 38,669,672    $ 7,167,747             $ -     $ 3,789,129           $ -    $ 14,028,043          $ -    $ 23,967,965           $ -      $ 29,160,830             $ -    $ 13,170,856   $ 14,920,314
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                            ProFunds - VP             ProFunds - VP                  ProFunds - VP                         ProFunds - VP                ProFunds - VP                 ProFunds - VP             Prudential - SP Jennison               Rydex - Nova
                                                         Telecommunications               U.S. Government Plus              Ultra Mid-Cap                    Ultra OTC                 Ultra Small-Cap                  Utilities                 International Growth
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended     Jan. 22* thru      * May 1 thru   Year Ended     * May 1 thru   Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended   Jan. 22* thru     Year Ended      May 1* thru      Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                        $ (99,936)       $ (73,634)       $ 867,261           $ -      $ (66,179)            $ -      $ (779,711) $ (1,233,847)     $ (507,695)  $ (517,085)     $ (254,283)   $ (188,356)        $ (37,309)       $ (7,337)      $ 617,183    $ 3,891,125
     Net Realized Gain (Loss)                             (125,881)      (3,869,339)       4,170,529             -     (4,818,634)              -     (55,340,469) (278,197,101)    (11,816,476)  (9,799,957)     (4,804,474)   (5,454,542)         (350,517)        124,947      (8,600,581)   (29,004,737)
     Net Unrealized Gain (Loss) On Investments            (664,731)         (27,444)         489,394             -         10,977               -      (7,297,041)  173,772,698      (7,136,266)   6,815,091         233,837        30,080          (195,109)         44,005        (969,813)     1,245,099
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                   (890,548)      (3,970,417)       5,527,184             -     (4,873,836)              -     (63,417,221) (105,658,250)    (19,460,437)  (3,501,951)     (4,824,920)   (5,612,818)         (582,935)        161,615      (8,953,211)   (23,868,513)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    448,411          581,818        2,015,093             -        274,078               -       3,805,838    13,347,277       1,328,683    2,707,420         920,106     2,255,435           800,226         376,419          49,840      1,825,401
     Net Transfers Between Sub-accounts                 10,012,534        8,060,490      120,184,497             -     20,566,062               -      10,231,788    84,177,959     (36,527,125)  57,103,288      18,847,080    17,755,381         1,019,880       1,590,594      (5,360,434)   (71,930,824)
     Surrenders                                         (1,134,513)        (534,972)      (8,734,762)            -     (1,044,523)              -      (3,887,806)   (5,113,029)     (3,561,418)  (2,492,033)     (3,661,168)   (1,490,045)         (303,494)       (104,799)     (1,637,593)    (6,313,228)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                  9,326,431        8,107,336      113,464,828             -     19,795,616               -      10,149,821    92,412,207     (38,759,859)  57,318,676      16,106,018    18,520,771         1,516,612       1,862,214      (6,948,186)   (76,418,651)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,217,850                         5,298,359                    2,526,048                       3,541,809                     4,825,370                    1,832,104                       1,194,527                       1,737,692
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 12,653,733        4,136,919      124,290,371             -     17,447,828               -     (49,725,591)  (13,246,043)    (53,394,927)  53,816,724      13,113,203    12,907,953         2,128,203       2,023,829     (14,163,706)  (100,287,164)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                 4,136,919                -                -             -              -               -      95,662,983   108,909,026      83,740,574   29,923,850      12,907,953             -         2,023,829               -      25,570,952    125,858,116
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 16,790,652      $ 4,136,919    $ 124,290,371           $ -   $ 17,447,828             $ -    $ 45,937,392  $ 95,662,983    $ 30,345,648 $ 83,740,574    $ 26,021,156  $ 12,907,953       $ 4,152,032     $ 2,023,829    $ 11,407,246   $ 25,570,952
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

                                                             Rydex - OTC                      Rydex - Ursa             WFVT - Asset Allocation         WFVT - Corporate Bond         WFVT - Equity Income          WFVT - Equity Value                WFVT - Growth            WFVT - International Equity

                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended       Year Ended    Year Ended      Year Ended    Year Ended     Year Ended    Year Ended       Year Ended      Year Ended       Year Ended     Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001  Dec. 31, 2002 Dec. 31, 2001    Dec. 31, 2002   Dec. 31, 2001    Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                     $ (1,020,157)    $ (2,598,994)       $ (16,650)    $ 484,292    $ 2,763,462       $ 318,610     $ 1,500,198   $ 1,770,138        $ 27,436    $ (30,533)      $ (55,978)   $ (308,685)       $ (726,512)   $ (1,160,245)      $ (19,143)     $ (21,243)
     Net Realized Gain (Loss)                          (41,763,410)    (190,587,036)          92,625     1,412,216     (4,205,116)      8,077,903         122,094       321,036      (1,875,015)      17,874      (3,049,399)     (882,290)       (6,523,018)      7,007,259        (120,712)      (141,367)
     Net Unrealized Gain (Loss) On Investments           2,576,864       82,700,844          628,236      (706,099)   (26,865,611)    (29,561,695)        234,849        85,649      (1,074,776)    (490,116)     (4,967,694)   (2,805,085)      (10,525,419)    (26,147,269)       (263,284)      (123,079)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                (40,206,703)    (110,485,186)         704,211     1,190,409    (28,307,265)    (21,165,182)      1,857,141     2,176,823      (2,922,355)    (502,775)     (8,073,071)   (3,996,060)      (17,774,949)    (20,300,255)       (403,139)      (285,689)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                    290,673        9,472,619           18,278       256,619      4,140,329      13,053,458         579,026     1,292,740       1,915,280    2,266,843         944,403     2,099,096           360,593         789,793         333,661        462,593
     Net Transfers Between Sub-accounts                (19,500,655)    (116,211,747)      (1,132,030)  (20,775,248)   (18,679,510)    (11,377,068)     (2,357,936)   (4,967,729)      4,359,165    3,328,085      (4,033,194)   (5,097,653)       (7,651,410)     (5,398,125)        241,707        326,860
     Surrenders                                         (5,791,974)     (12,005,925)        (425,046)     (548,893)   (21,314,105)    (19,475,946)     (4,358,906)   (3,685,425)     (2,098,300)    (589,129)     (2,796,419)   (2,781,624)       (5,705,608)     (7,218,095)       (205,044)      (124,816)
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                (25,001,956)    (118,745,054)      (1,538,798)  (21,067,522)   (35,853,286)    (17,799,556)     (6,137,816)   (7,360,415)      4,176,144    5,005,798      (5,885,209)   (5,780,182)      (12,996,425)    (11,826,427)        370,324        664,638
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                       4,118,748                            68,556                            -                               -                     1,473,889                    1,466,876                               -                               -
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                (61,089,911)    (229,230,239)        (766,030)  (19,877,113)   (64,160,551)    (38,964,738)     (4,280,675)   (5,183,592)      2,727,678    4,503,024     (12,491,405)   (9,776,241)      (30,771,375)    (32,126,682)        (32,815)       378,949
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                               105,471,178      334,701,417        4,233,769    24,110,882    209,488,644     248,453,382      34,087,060    39,270,652       9,556,312    5,053,288      32,706,250    42,482,491        71,244,836     103,371,518       1,512,122      1,133,173
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------  ----------------------------  ---------------------------  ----------------------------  --------------------------------  -----------------------------
     End of Period                                    $ 44,381,267    $ 105,471,178      $ 3,467,739   $ 4,233,769   $ 145,328,093  $ 209,488,644    $ 29,806,385  $ 34,087,060    $ 12,283,990  $ 9,556,312    $ 20,214,845  $ 32,706,250      $ 40,473,461    $ 71,244,836     $ 1,479,307    $ 1,512,122
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================
                                                  ==================================  =============================  =============================  ============================  ===========================  ============================  ================================  =============================

------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------

                                                     WFVT - Large Company Growth          WFVT - Money Market          WFVT - Small Cap Growth

                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                     Year Ended       Year Ended        Year Ended    Year Ended      Year Ended    Year Ended
                                                   Dec. 31, 2002    Dec. 31, 2001     Dec. 31, 2002  Dec. 31, 2001   Dec. 31, 2002 Dec. 31, 2001
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net Investment Income (Loss)                       $ (211,607)      $ (250,200)      $ (138,476)  $ 1,369,898      $ (88,814)     $ (124,848)
     Net Realized Gain (Loss)                           (2,412,787)        (448,944)               -             -     (3,835,601)     (2,447,398)
     Net Unrealized Gain (Loss) On Investments          (2,701,691)      (3,909,553)               -             -        739,737        (421,030)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Operations                                 (5,326,085)      (4,608,697)        (138,476)    1,369,898     (3,184,678)     (2,993,276)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Transfers of Annuity Fund Deposits                  1,436,933        3,433,104       17,069,219    19,364,053        405,526         813,834
     Net Transfers Between Sub-accounts                    (33,340)       1,414,080       41,602,671    52,181,470       (605,070)       (335,162)
     Surrenders                                         (2,112,357)      (1,189,672)     (65,844,174)  (39,686,738)      (611,720)       (396,999)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

     Net Increase (Decrease) In Net Assets Resulting
        From Capital Share Transactions                   (708,764)       3,657,512       (7,172,284)   31,858,785       (811,264)         81,674
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET INCREASE (DECREASE) IN NET ASSETS
FROM CONSOLIDATION                                               -                                 -                            -
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                 (6,034,849)        (951,185)      (7,310,760)   33,228,683     (3,995,942)     (2,911,602)
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------

NET ASSETS:
     Beginning of Period                                17,413,941       18,365,126       76,417,357    43,188,674      8,450,150      11,361,752
                                                  ----------------------------------  -----------------------------  -----------------------------
                                                  ----------------------------------  -----------------------------  -----------------------------
     End of Period                                    $ 11,379,092     $ 17,413,941     $ 69,106,596  $ 76,417,357    $ 4,454,208     $ 8,450,150
                                                  ==================================  =============================  =============================
                                                  ==================================  =============================  =============================

--------------------------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------------------------
See Notes to Financial Statements.

* Date Operations Commenced.
** Date Funds Merged Operations
^ Date Fund Commenced Due to Consolidation.

American Skandia Life Assurance Corporation Variable Account B ("Variable Account B")
Notes to Financial Statements
December 31, 2002
----------------------------------------------------------------------------------------------------------

1.       ORGANIZATION

American  Skandia Life Assurance  Corporation  Variable Account B, also referred to as the "Separate  Account",  is organized as a unit investment  trust, a type of investment  company,  and is registered with the Securities and Exchange  Commission  under the Investment
Company Act of 1940. The Separate Account was established by American  Skandia Life Assurance  Corporation  ("American  Skandia" or the
"Company")  pursuant to  Connecticut  law on November 25, 1987.  Underss.38a-433 of the  Connecticut  General  Statutes,  the assets and liabilities of the Separate  Account are clearly  identified and  distinguished  from the other assets and  liabilities of the Company.
The assets of the Separate  Account will not be charged with any  liabilities  arising out of any other business  conducted by American
Skandia.  However, the Separate Account's  obligations,  including insurance benefits related to the annuities,  are the obligations of
American  Skandia.  The Separate  Account also holds assets of other annuities issued by the Company with values and benefits that vary according to the investment performance of the Separate Account.

The Separate  Account is used as a funding vehicle for several flexible premium  deferred  variable annuity  contracts,  as well as two immediate  variable  annuities issued by American Skandia.  The following is a list of each variable annuity product funded through the
Separate Account.

LifeVest Personal Security Annuity ("PSA")                        Wells Fargo Stagecoach Extra Credit ("Stagecoach Extra
                                                                  Credit")
Alliance Capital Navigator ("ACN")                                Evergreen Skandia Harvester XTra Credit ("Harvester XTra
                                                                  Credit")
American Skandia Advisor Plan ("ASAP")                            American Skandia XTra Credit Premier ("XTra Credit Premier")
American Skandia Advisor Plan II ("ASAP II")                      American Skandia XTra Credit FOUR ("XTtra Credit FOUR")
Evergreen Skandia Harvester Variable Annuity ("Harvester          American Skandia XTra Credit FOUR Premier ("XTra Credit
Variable Annuity")                                                FOUR Premier")
American Skandia Advisor Plan II Premier ("ASAP II Premier")      American Skandia XTra Credit SIX ("XTra Credit SIX")
American Skandia Advisor Plan III ("ASAP III")                    American Skandia Protector ("AS Protector")
American Skandia Apex ("Apex")                                    Wells Fargo Stagecoach Variable Annuity ("Stagecoach")
Wells Fargo Stagecoach Apex                                       Wells Fargo Stagecoach Variable Annuity Plus ("Stagecoach
                                                                  VA+")
American Skandia Apex II ("Apex II")                              American Skandia Advisors Choice ("Choice")
American Skandia LifeVest ("ASL")                                 American Skandia Advisors Choice 2000 ("Choice 2000")
Wells Fargo Stagecoach Variable Annuity Flex ("Stagecoach Flex")  American Skandia Impact ("AS Impact")
American Skandia LifeVest Premier ("ASL Premier")                 Defined Investments Annuity
American Skandia LifeVest II ("ASL II")                           Galaxy Variable Annuity III ("Galaxy III")
American Skandia LifeVest II Premier (ASL II Premier")            American Skandia Advisors Income Annuity ("ASAIA")
American Skandia XTra Credit ("XTra Credit")                      American Skandia Variable Immediate Annuity ("ASVIA")

The Annuities named above may be used as an investment  vehicle for "qualified"  investments,  including an IRA,  SEP-IRA,  Roth IRA or
Tax  Sheltered  Annuity (or 403(b)) or as an  investment  vehicle for  "non-qualified"  investments.  When an Annuity is purchased as a
"qualified"  investment,  it does not provide any tax advantages in addition to the preferential  treatment already available under the
Internal Revenue Code.

The Separate  Account consists of multiple  Sub-accounts,  each of which invests only in a single mutual fund or mutual fund portfolio.
The name of each Sub-account  generally  corresponds to the name of the underlying  Portfolio.  Certain Sub-accounts are available with only certain variable annuities offered through the Separate Account.

The name of each Portfolio and the corresponding Sub-account name, are provided below.

American Skandia Trust                        Wells Fargo Variable Trust                 ProFund VP
AST Strong International Equity               International Equity                       Europe 30
AST William Blair International Growth 1      Small-Cap Growth                           Asia 30 3
AST American Century International Growth     Growth                                     Japan 3
AST DeAM International Equity 2               Large Company Growth                       Banks 3
AST MFS Global Equity                         Equity Value                               Basic Materials 3
AST PBHG Small-Cap Growth                     Equity Income                              Biotechnology
AST DeAM Small-Cap Growth                     Asset Allocation                           Consumer Cyclical 3
AST Federated Aggressive Growth               Corporate Bond                             Consumer Non-Cyclical 3
AST Goldman Sachs Small-Cap Value             Money Market                               Energy
AST Gabelli Small-Cap Value                                                              Financial
AST DeAM Small-Cap Value 3                    Evergreen Variable Annuity Trust:          Healthcare
AST Goldman Sachs Mid-Cap Growth 4            International Growth                       Industrial 3
AST Neuberger & Berman Mid-Cap Growth         Global Leaders                             Internet 3
AST Neuberger & Berman Mid-Cap Value          Special Equity                             Pharmaceuticals 3
AST Alger All-Cap Growth                      Small-Cap Value                            Precious Metals 3
AST Gabelli All-Cap Value                     Omega                                      Real Estate
AST T. Rowe Price Natural Resources           Capital Growth                             Semiconductor 3
AST Alliance Growth                           Blue Chip                                  Technology
AST MFS Growth                                Equity Index                               Telecommunications
AST Marsico Capital Growth                    Foundation                                 Utilities
AST Goldman Sachs Concentrated Growth 5       Strategic Income                           Bull
AST DeAM Large-Cap Growth 3                                                              Bear
AST DeAM Large-Cap Value 6                    First Defined Portfolio Fund LLC           Bull Plus
AST Alliance/Bernstein Growth + Value         Target Managed VIP 9                       OTC
AST Sanford Bernstein Core Value              The Dow DART 10                            Short OTC 3
AST Cohen & Steers Real Estate                Global Target 15                           Ultra OTC
AST Sanford Bernstein Managed Index 500       S&P Target 24 10                           Mid-Cap Value 3
AST American Century Income & Growth          NASDAQ Target 15                           Mid-Cap Growth 3
AST Alliance Growth & Income                  Value Line(R)Target 25 11                   Ultra Mid-Cap 3
AST MFS Growth with Income                    First Trust(R)10 Uncommon Values            Small-Cap Value 3
AST INVESCO Capital Income 7                  First Trust(R)Energy                        Small-Cap Growth 3
AST DeAM Global Allocation 8                  First Trust(R)Financial Services            Ultra Small-Cap
AST American Century Strategic Balanced       First Trust(R)Pharmaceutical                U.S. Government Plus 3
AST T. Rowe Price Asset Allocation            First Trust(R)Technology                    Rising Rates Opportunity 3
AST T. Rowe Price Global Bond
AST Federated High Yield                      INVESCO Variable Investment Funds, Inc.    The Galaxy VIP Fund
AST Lord Abbett Bond-Debenture                Dynamics                                   Small Company Growth
AST DeAM Bond 3                               Technology                                 Equity
AST PIMCO Total Return Bond                   Health Sciences                            Growth & Income
AST PIMCO Limited Maturity Bond               Financial Services                         Columbia Real Estate Equity
                                                                                         II
AST Money Market                              Telecommunications                         Asset Allocation
                                                                                         Columbia High Yield II
Montgomery Variable Series                    Rydex Variable Trust                       Quality Plus Bond
Emerging Markets                              Nova                                       Money Market
                                              Ursa
The Prudential Series Fund, Inc.              OTC                                        Davis Funds
SP Jennison International Growth                                                         Value Fund

1.       This portfolio was formerly named "AST Janus Overseas Growth."
2.       This portfolio was formerly named "AST Founders Passport."
3.       These portfolios commenced operations on May 1, 2002.
4.       This portfolio was formerly named "AST Janus Mid-Cap Growth."
5.       This portfolio was formerly named "AST JanCap Growth."
6.       This portfolio was formerly named "AST Janus Strategic Value."
7.       This portfolio was formerly named "AST INVESCO Equity Income."
8.       This portfolio was formerly named "AST AIM Balanced."
9.       This portfolio was formerly named "The Dow Target 5."
10.      This portfolio was formerly named "S&P Target 10."
11.      This portfolio was formerly named "First Trust(R)Internet."

The Portfolios are not publicly traded mutual funds.  They are only available as investment  options in variable annuity  contracts and variable life insurance  policies issued by insurance  companies,  or in some cases, to  participants in certain  qualified  retirement plans.  However,  some of the  Portfolios  available as  Sub-accounts  under the Annuity are managed by the same  portfolio  advisor or sub-advisor  as a retail  mutual fund of the same or similar  name that the  Portfolio  may have been modeled  after at its  inception.
Certain  retail mutual funds may also have been modeled after a Portfolio.  While the  investment  objective and policies of the retail mutual funds and the Portfolios may be substantially  similar,  the actual  investments will differ to varying degrees.  Differences in the  performance  of the funds can be  expected,  and in some cases  could be  substantial.  The  comparison  of the  performance  of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account is inappropriate.

See Note VI for additional  information  about each Annuity and the charges made by the Separate Account in relation to the Annuity and any optional benefits offered under the Annuity.

The  accompanying  financial  statements  include only contract owners' purchase  payments related to the variable  investment  options offered under the various Annuities, and does not provide information related to fixed allocations offered under the Annuities.

2.       VALUATION OF INVESTMENTS

The fair value of the investments in the  sub-accounts is based on the net asset values of the Portfolio  shares held at the end of the current  period.  Transactions  are accounted for on the trade date and dividend  income is  recognized on an accrual  basis.  Realized gains and losses on sales of investments are determined on a first-in first-out basis.

3.       ESTIMATES

The  preparation of financial  statements in conformity  with accounting  principles  generally  accepted in the United States requires that  management  make  estimates and  assumptions  that affect the reported  amounts of assets and  liabilities  as of the date of the financial  statements and the reported amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

4.       INCOME TAXES

American Skandia does not expect to incur any federal income tax liability on earnings,  or realized capital gains  attributable to the
Separate  Account;  therefore,  no charges for federal  income taxes are  currently  deducted  from the Separate  Account.  If American
Skandia  incurs  income taxes  attributable  to the Separate  Account,  or determines  that such taxes will be incurred,  it may make a charge for such taxes against the Separate  Account.  Under current laws,  American  Skandia may incur state and local income taxes (in addition to premium tax) in several states.  The Company does not anticipate that these taxes will be  significant.  However,  American
Skandia may make charges against the Separate Account in the event that the amount of these taxes changes.

5.       DIVIDENDS

During 2002 and 2001, certain of the Portfolios  declared  dividends.  The amounts accrued and/or accrued and paid by the Portfolios to the Separate  Account for its share of the dividends  were  reinvested  in  additional  full and  fractional  shares of the  applicable
Portfolios.  Such additional full and fractional  shares of the Portfolios are reflected in the daily  calculation of the  accumulation unit value for each Sub-account of the Separate Account.

6.       CONTRACT CHARGES/FEATURES

Each  Annuity  funded  through  the  Separate  Account  is subject to  specific  fees and  charges,  some of which are  deducted  as an asset-based  charge by the Separate  Account,  while others are deducted either annually or at the time that certain  transactions  are made.

Insurance  Charge - The Insurance  Charge is the  combination  of the mortality and expense risk charge and the  administrative  charge deducted by the Separate  Account.  The Insurance Charge is expressed as an annual charge;  however the daily equivalent is deducted on a daily basis from the assets of the Separate  Account.  Prior to the  consolidation of Separate Account B (described in Note VII), the level of Insurance Charge  determined which separate account was used to fund the particular  annuity.  Following the  consolidation of the Separate Account,  each previous level of Insurance Charge is included as a separate charge level within the consolidated  Separate
Account.

The following Insurance Charge levels apply to each Annuity product, as listed.

    Insurance Charge                                         Annuity Product Name
         0.65%            Choice, Choice 2000, ASAP III, XTra Credit SIX
         1.00%            AS Impact, Defined Investments Annuity, Galaxy III
         1.25%            ASAIA, ASVIA
         1.40%            PSA, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                          ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                          Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                          Stagecoach Variable Annuity, Stagecoach VA+
         1.65%            Apex II, ASL II
         2.25%            ASAIA w/ Guarantee

Distribution  Charge - The  Distribution  Charge is deducted by the Separate  Account on two American  Skandia annuity  contracts.  The
Distribution  Charge is expressed as an annual  charge;  however the daily  equivalent  is deducted on a daily basis from the assets of the Separate Account.  The charge is deducted for the number of years indicated below and then no longer applies.

   Distribution Charge                      Annuity Product Name                            Period Deducted
          0.60%                                   ASAP III                               Annuity Years 1-8 only
          1.00%                                XTra Credit SIX                          Annuity Years 1-10 only

Annual  Maintenance Fee - An Annual  Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the
Annuity.  The Annual  Maintenance Fee on certain  contracts may be less than $35, may be zero or, under certain  circumstances,  may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

Transfer Fees - Transfer  Fees are charged at a rate of $10 for each transfer  after the 20th in each Annuity Year, as set forth in the respective prospectuses.

Contingent  Deferred  Sales Charges - Contingent  Deferred Sales Charges may apply to certain  withdrawals  from the annuities and upon surrender of the annuity.  When  applicable,  Contingent  Deferred Sales Charges will apply for a maximum number of years  depending on the type of contract.  The maximum  number of years may be based on the number of years since each Purchase  Payment is applied or from the issue date of the Annuity.  Certain  annuities  do not deduct a Contingent  Deferred  Sales  Charge upon  surrender or  withdrawal.
Please refer to the prospectus for your annuity contract for a complete  description of the Contingent  Deferred Sales Charge,  as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

Optional  Benefit Charges - Prior to November 18, 2002,  American  Skandia offered certain  optional  benefits as riders to the various annuity  contracts  where the  annual  charge to  purchase  the rider was  deducted  from the  annuity on an annual  basis in  arrears.
Effective as of November 18, 2002,  American  Skandia  offers riders for optional  benefits  whose annual charge is deducted on a daily basis from the assets in the  Separate  Account.  The daily  charge for the  optional  benefits  is  deducted in the same manner as the
Insurance  Charge and the  Distribution  Charge (if  applicable).  Annuity  Owners who elect to purchase an optional  benefit  purchase units of the Separate Account that reflect the Insurance  Charge,  Distribution  Charge (if applicable) and the charge for any optional benefit(s).  Annuity  owners who elected an optional  benefit  whose charge is deducted on an annual basis in arrears will  continue to have the applicable charge deducted in this manner.

Currently,  American  Skandia offers three  different  optional  benefits,  as follows:  the Guaranteed  Return Option (GRO), a Highest
Anniversary  Value optional death benefit and an Enhanced  Beneficiary  Protection  optional death benefit.  Currently,  the charge for each optional benefit is 0.25% per year,  respectively.  If an Annuity owner elects two optional benefits,  the total additional charge is 0.50%;  if all three  optional  benefits are  elected,  the total  additional  charge is 0.75%.  Certain  American  Skandia  annuity contracts may not be eligible to elect all or any optional benefits.

7.       ACCUMULATION UNIT VALUES

Accumulation  Unit Values (or "AUVs") are calculated for each  Sub-account  on each  Valuation Day. Each  Sub-account  may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

----------------------- ---------------------------------------------------------------------------------------------
  Asset-based Charge                                   Description of When Applicable
        Level
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.65%           Advisors Choice, Advisors Choice 2000 - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        0.90%           Advisors Choice, Advisors Choice 2000 - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.00%           AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.15%           Advisors Choice, Advisors Choice 2000 - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.25%           AS Impact, Defined Investments Annuity, Galaxy III - One Optional Benefit

                        ASAP III - No Optional Benefits
                        ASAIA, ASVIA
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.40%           Advisors Choice, Advisors Choice 2000 - Three Optional Benefits

                        PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach
                        Apex, ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
                        XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
                        Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.50%           Defined Investments Annuity - Two Optional Benefits

                        ASAP III - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.65%           ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
                        ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
                        Credit, XTra Credit Premier, XTra Credit FOUR, AS Protector, Stagecoach Variable Annuity,
                        Stagecoach VA+ - One Optional Benefit

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - No Optional Benefits
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.75%           Defined Investments Annuity - Three Optional Benefits

                        ASAP III - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        1.90%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR, Stagecoach VA+ - Two Optional Benefits

                        XTra Credit SIX, ASL II, ASL II Premier, Apex II  - One Optional Benefit
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.00%           ASAP III - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.15%           ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
                        XTra Credit FOUR - Three Optional Benefits

                        XTra Credit SIX, ASL II, Apex II  - Two Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.25%           ASAIA w/ Guarantee
                        This asset-based charge level was formerly applicable to annuity contracts funded through
                        American Skandia Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).
----------------------- ---------------------------------------------------------------------------------------------
----------------------- ---------------------------------------------------------------------------------------------
        2.40%           XTra Credit SIX, ASL II, Apex II  - Three Optional Benefits
----------------------- ---------------------------------------------------------------------------------------------

8.       CONSOLIDATION OF SEPARATE ACCOUNTS

Prior to November 18, 2002,  the Separate  Account was organized as a single  separate  account under  Connecticut  state law, with six different  Sub-account  classes structured based on the daily asset-based charge deducted by the Separate Account.  Each "class" of the
Separate  Account was registered as a distinct unit investment  trust under the Investment  Company Act.  Effective  November 18, 2002,
each Sub-account  class of the Separate  Account was  consolidated  into the unit investment trust formerly named American Skandia Life
Assurance  Corporation  Variable  Account B (Class 1  Sub-accounts),  which was renamed  American  Skandia Life  Assurance  Corporation
Variable  Account B. Effective as of November 18, 2002,  each  Sub-account of the Separate  Account has multiple Unit Prices to reflect the daily charge  deducted for each  combination of the applicable  Insurance  Charge,  Distribution  Charge (when  applicable) and the charge  for each  optional  benefit  offered  under  the  applicable  annuity  contracts  funded  through  the  Separate  Account.  The consolidation of the different classes of the Separate Account has no impact on Annuity Owners.

9.       RELATED PARTY AGREEMENTS

American Skandia Marketing,  Incorporated,  a wholly-owned subsidiary of American Skandia, Inc., the parent company of American Skandia
Life Assurance  Corporation,  serves as principal  underwriter and distributor of variable annuity contracts funded by interests in the
Separate Account, without remuneration from the Separate Account.

10.      DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Internal Revenue Code provides that a variable  annuity  contract,  in order to qualify as an annuity,  must have an "adequately  diversified"  segregated asset account  (including  investments in a mutual fund by the segregated asset account of the insurance  companies).  If the diversification  requirements under the Internal Revenue Code are not met and the annuity is not treated as an annuity,  the taxpayer will be subject to income tax on the annual gain in the contract.  The Treasury  Department's  regulations prescribe  the  diversification  requirements  for  variable  annuity  contracts.  The  Company  believes  the  underlying  mutual fund portfolios have continuously complied with the terms of these regulations.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                   Total                           AST - Alger All-Cap                       AST - Alger                            AST - Alger                    AST - Alliance/Bernstein                    AST - Alliance                        AST - Alliance                     AST - American Century
                                                                                                         Growth                                Growth                             Mid-Cap Growth                        Growth + Value                             Growth                            Growth & Income                        Income & Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Jan. 1 thru          Year Ended        Jan. 1 thru         Year Ended        *May 1 thru          Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Feb. 15, 2001 **     Dec. 31, 2002    Feb. 15, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  -----------------------------------------------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period              1,754,890,185     1,404,760,373          125,442,916        28,229,631                   -       138,664,577                    -        88,470,750           3,351,836                 -           29,478,257        25,796,792          63,123,316        53,536,296           27,386,278        32,388,202
 Units Purchased                                          121,124,907       256,567,055            1,691,286         6,515,621                   -           401,928                    -           244,391             597,741           727,148            1,311,031         3,365,083           3,287,472         5,632,354            1,050,429         2,662,910
 Units Transferred Between Sub-accounts                     5,579,353       296,522,310          (26,742,462)      102,133,195                   -      (137,235,305)                   -       (87,578,961)           (236,370)        2,718,437           (5,927,674)        2,344,458         (10,422,596)        9,585,170           (2,307,245)       (5,267,004)
 Units Surrendered                                       (298,352,312)     (202,959,554)         (14,919,057)      (11,435,531)                  -        (1,831,200)                   -        (1,136,181)           (585,107)          (93,750)          (3,451,230)       (2,028,076)         (8,830,763)       (5,630,504)          (3,447,815)       (2,397,830)
 Units Transferred Due to Consolidation                   258,956,306                 -            4,720,087                 -                   -                 -                    -                 -           1,199,229                 -            2,847,513                 -          11,906,375                 -            2,632,655                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                    1,842,198,440     1,754,890,185           90,192,770       125,442,916                   -                 -                    -                 -           4,327,328         3,351,836           24,257,897        29,478,257          59,063,804        63,123,316           25,314,302        27,386,278
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                        1,842,198,439     1,754,890,185

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - American Century                 AST - American Century                AST - American Century                  AST - Cohen & Steers                     AST - DeAm Bond                       AST - DeAm Global                 AST - DeAm International                 AST - DeAm Large-Cap
                                                          International Growth I                 International Growth II                 Strategic Balanced                Real Estate                                                                           Allocation                              Equity                                 Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Jan. 1 thru         Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Sep. 24, 2001 **     Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 37,487,425        17,007,352                    -        26,340,548          14,369,895        14,498,180           12,268,426        11,891,188                   -                 -           26,641,422        30,290,413          13,627,264        16,245,805                    -                 -
 Units Purchased                                            2,055,849         3,854,740                    -           210,963             552,328         1,308,335              900,646         1,458,533             230,604                 -              545,958         3,102,528             430,972         1,316,292              126,429                 -
 Units Transferred Between Sub-accounts                    (3,872,926)       18,553,959                    -       (24,868,122)           (361,022)         (319,592)           2,748,641          (205,556)          1,473,393                 -           (5,436,042)       (3,158,731)         (2,391,356)       (2,746,101)             966,533                 -
 Units Surrendered                                         (4,824,655)       (1,928,626)                   -        (1,683,389)         (1,746,163)       (1,117,027)          (1,783,747)         (875,739)            (88,631)                -           (3,529,203)       (3,592,789)         (1,435,264)       (1,188,733)             (71,863)                -
 Units Transferred Due to Consolidation                     5,828,518                 -                    -                 -           1,787,160                 -            2,260,422                 -             486,624                 -            1,629,285                 -             844,701                 -              219,646                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       36,674,213        37,487,425                    -                 -          14,602,198        14,369,895           16,394,387        12,268,426           2,101,991                 -           19,851,420        26,641,422          11,076,317        13,627,264            1,240,744                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           AST - DeAm Large-Cap                   AST - DeAm Small-Cap                  AST - DeAm Small-Cap                      AST - Federated                    AST - Federated High                   AST - Gabelli All-Cap                AST - Gabelli Small-Cap                  AST - Goldman Sachs
                                                                   Value                        Growth                                 Value                                     Aggressive Growth                        Yield Bond                                Value                                 Value                           Concentrated Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  4,575,558           586,058           60,703,791        63,621,279                   -                 -            6,499,066           196,575          39,130,467        36,914,825           14,934,570         1,273,094          35,483,530        23,298,524           84,116,221        99,250,773
 Units Purchased                                              636,879         1,661,561            1,034,403         4,092,149             101,217                 -              570,705           929,555           2,065,442         3,668,971              982,082         3,117,563           2,581,866         3,698,142            1,319,237         4,811,511
 Units Transferred Between Sub-accounts                       292,111         2,579,871          (10,468,662)         (547,390)            665,658                 -             (183,185)        5,506,043           3,197,142         2,289,552           (2,060,226)       11,392,943            (500,593)       10,853,421          (20,718,829)      (11,448,417)
 Units Surrendered                                           (777,354)         (251,932)          (7,267,609)       (6,462,246)            (63,125)                -             (762,257)         (133,107)         (5,135,595)       (3,742,881)          (1,738,390)         (849,031)         (4,206,621)       (2,366,557)          (9,067,476)       (8,497,647)
 Units Transferred Due to Consolidation                       913,356                 -            2,268,960                 -             366,365                 -              930,121                 -           7,850,694                 -            2,394,390                 -           7,518,801                 -            4,390,785                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,640,550         4,575,558           46,270,883        60,703,791           1,070,115                 -            7,054,451         6,499,066          47,108,149        39,130,467           14,512,425        14,934,570          40,876,983        35,483,530           60,039,938        84,116,221
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                            AST - Goldman Sachs                    AST - Goldman Sachs                      AST - Invesco                         AST - Kinetics                       AST - Lord Abbett                        AST - Marsico                       AST - MFS Global                       AST - MFS Growth
                                                              Mid-Cap Growth                         Small-Cap Value                       Capital Income                   Internet                                    Bond Debenture                         Capital Growth                            Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,045,776         9,426,102           26,220,860        15,193,053          48,595,962        50,171,495              389,350           116,363           5,506,982           650,253           85,895,802        94,627,691           5,806,567         2,803,013          117,716,242         7,515,486
 Units Purchased                                            1,828,684         5,347,823            1,226,525         3,347,561           1,174,607         4,464,351               12,648           130,170           1,618,915         1,612,099            5,168,915         7,170,213             756,448         1,521,462            2,867,287         6,309,440
 Units Transferred Between Sub-accounts                       955,556         3,232,113           (3,784,317)        9,321,807          (6,438,998)       (1,405,421)            (390,629)          193,064           5,479,174         3,510,172            2,061,974        (9,008,743)            409,846         1,860,812          (19,830,845)      115,724,161
 Units Surrendered                                         (2,297,162)         (960,262)          (3,696,376)       (1,641,562)         (5,770,255)       (4,634,462)             (11,369)          (50,246)           (994,802)         (265,542)         (10,471,108)       (6,893,359)           (974,567)         (378,720)         (14,919,298)      (11,832,845)
 Units Transferred Due to Consolidation                     1,323,415                 -            2,964,958                 -           3,755,919                 -                    0                 -           4,578,943                 -           13,504,579                 -           1,513,490                 -            4,806,959                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       18,856,270        17,045,776           22,931,650        26,220,860          41,317,234        48,595,962                    0           389,350          16,189,211         5,506,982           96,160,163        85,895,802           7,511,785         5,806,567           90,640,344       117,716,242
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                             AST - MFS Growth                      AST - Money Market                 AST - Neuberger & Berman               AST - Neuberger & Berman                AST - PBHG Small-Cap                    AST - PIMCO Limited                    AST - PIMCO Total                   AST - Sanford Bernstein
                                                                with Income                                                                Mid-Cap Growth                          Mid-Cap Value                            Growth                              Maturity Bond                          Return Bond                            Core Value
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        *May 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 11,896,688         6,937,627          184,612,059       172,493,206          25,717,164        26,517,850           47,298,313        44,558,699          23,048,821        25,535,093           42,410,807        31,046,956          99,028,465        82,545,240            4,207,869                 -
 Units Purchased                                            1,071,403         3,671,228           46,951,396        98,647,297           1,285,248         2,976,459            2,158,587         4,584,279           1,096,820           241,528            4,380,332         6,855,556           8,419,937        15,056,609            2,065,180           704,077
 Units Transferred Between Sub-accounts                      (634,609)        2,045,719           34,157,882       (19,943,222)         (4,380,523)       (1,796,065)          (5,468,234)        2,685,173          (5,380,891)         (919,484)          23,455,465         9,094,823          25,015,806        10,639,157           13,759,933         3,588,544
 Units Surrendered                                         (1,341,224)         (757,886)         (94,686,892)      (66,585,222)         (2,930,874)       (1,981,080)          (6,139,025)       (4,529,838)         (2,685,057)       (1,808,315)          (8,317,134)       (4,586,528)        (16,264,476)       (9,212,542)          (1,239,212)          (84,752)
 Units Transferred Due to Consolidation                     1,740,762                 -           42,986,050                 -           3,257,984                 -            7,164,711                 -           4,149,788                 -           15,042,147                 -          24,869,882                 -            4,051,678                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,733,020        11,896,688          214,020,495       184,612,059          22,949,001        25,717,164           45,014,353        47,298,313          20,229,481        23,048,821           76,971,617        42,410,807         141,069,615        99,028,465           22,845,449         4,207,869
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                          AST - Sanford Bernstein                  AST - Scudder Japan                      AST - Strong                        AST - T. Rowe Price                   AST - T. Rowe Price                    AST - T. Rowe Price                   AST - William Blair                        Davis Value
                                                             Managed Index 500                                                          International Equity                     Asset Allocation                         Global Bond                         Natural Resources                   International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 48,018,721        48,835,089              596,230            84,394          17,388,860        19,112,622           17,579,107        19,704,198           9,668,062        11,219,502            6,565,088         6,520,983          40,507,419        57,327,711              617,727           195,203
 Units Purchased                                            2,219,994         5,069,774               53,169           248,162             954,095         1,848,546              508,745         1,323,360             707,353           711,946              300,204           856,718             229,303           456,292               81,060           311,615
 Units Transferred Between Sub-accounts                    (3,435,890)       (1,910,618)            (642,473)          280,195          (1,725,573)       (1,616,948)            (347,933)       (1,624,610)          6,539,938        (1,280,775)              84,190          (155,294)         (6,933,261)      (13,524,553)              61,367           120,786
 Units Surrendered                                         (6,249,799)       (3,975,524)              (6,927)          (16,521)         (2,279,478)       (1,955,360)          (2,151,487)       (1,823,841)         (1,731,875)         (982,611)            (923,684)         (657,319)         (3,746,980)       (3,752,032)             (99,353)           (9,876)
 Units Transferred Due to Consolidation                     5,127,218                 -                    0                 -           3,669,893                 -            1,230,856                 -           2,158,293                 -              920,549                 -           1,054,083                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       45,680,242        48,018,721                   (0)          596,230          18,007,797        17,388,860           16,819,288        17,579,107          17,341,771         9,668,062            6,946,347         6,565,088          31,110,564        40,507,419              660,802           617,727
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA                        Evergreen - VA                         Evergreen - VA
                                                                 Blue Chip                           Capital Growth                         Equity Index                   Foundation                                   Global Leaders                      International Growth                 Omega                                  Perpetual International
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended       * May 1 thru          Year Ended        Jan. 1 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002    Aug. 3, 2001 **
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    526,302           351,338              788,396           268,886             526,290           302,954            1,019,799           755,890           1,520,376           887,758               45,358                 -           2,585,848         1,637,475                    -            57,408
 Units Purchased                                               35,884           236,515               97,952           399,128              78,905           203,742               65,956           330,065             134,785           423,719                6,089               352             207,266           753,689                    -             5,413
 Units Transferred Between Sub-accounts                       (48,867)          (42,273)             (34,634)          138,858              13,002            27,889              (41,433)          (28,197)             (2,816)          286,608               (4,120)           45,099             181,712           291,113                    -           (62,667)
 Units Surrendered                                            (50,012)          (19,278)            (144,502)          (18,475)            (78,602)           (8,294)             (94,972)          (37,959)           (192,421)          (77,709)              (1,353)              (93)           (381,237)          (96,430)                   -              (153)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -                    -                 -             325,497                 -                    -                 -              76,998                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          463,307           526,302              707,212           788,396             539,595           526,290              949,349         1,019,799           1,785,421         1,520,376               45,975            45,358           2,670,586         2,585,848                    -                 0
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                              Evergreen - VA                         Evergreen - VA                        Evergreen - VA                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -
                                                              Small-Cap Value                        Special Equity                       Strategic Income                      10 Uncommon Values                          Energy                           Financial Services                     Global Target 15                       NASDAQ Target 15
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    258,972            65,490            2,540,062         1,731,145             341,316           118,558            2,255,266         2,690,435                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               69,939           139,848              177,277           502,070              52,158           169,127               89,203           387,125               5,852                 -               13,539                 -               7,748                 -                8,775                 -
 Units Transferred Between Sub-accounts                        62,259            59,486             (175,619)          485,545             151,544            62,145             (489,346)         (650,993)             (6,425)                -               (1,755)                -                (272)                -               29,928                 -
 Units Surrendered                                            (73,002)           (5,851)            (322,709)         (178,699)            (44,337)           (8,514)            (131,628)         (171,302)             (4,932)                -               (6,453)                -              (6,753)                -               (4,705)                -
 Units Transferred Due to Consolidation                             -                 -              334,372                 -                   -                 -              499,271                 -             234,262                 -              376,715                 -             292,913                 -              587,382                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          318,168           258,972            2,553,384         2,540,062             500,680           341,316            2,222,766         2,255,266             228,757                 -              382,046                 -             293,636                 -              621,380                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               First Trust -                          First Trust -                         First Trust -                          First Trust -                         First Trust -                          First Trust -                         Galaxy - VIP                           Galaxy - VIP
                                                              Pharmaceutical                          S&P Target 24                      Target Managed VIP                         Technology                          The Dow DART 10                     Value Line Target 25                    Asset Allocation                    Columbia High Yield II
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -
 Units Purchased                                               15,225                 -               11,245                 -             196,049                 -                8,376                 -              17,889                 -               75,126                 -                 520                 -                    4                 -
 Units Transferred Between Sub-accounts                           741                 -                5,934                 -              52,181                 -                4,273                 -              32,659                 -               32,649                 -             (23,339)                -                  123                 -
 Units Surrendered                                             (7,763)                -              (12,118)                -             (18,076)                -               (1,840)                -             (19,094)                -               (4,423)                -             (77,281)                -               (1,529)                -
 Units Transferred Due to Consolidation                       404,486                 -              797,205                 -           1,678,148                 -              439,833                 -             592,926                 -            1,196,967                 -           2,422,329                 -              114,096                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                          412,689                 -              802,267                 -           1,908,301                 -              450,643                 -             624,380                 -            1,300,318                 -           2,322,229                 -              112,694                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          Galaxy - VIP                           Galaxy - VIP                          INVESCO - VIF                          INVESCO - VIF
                                                        Columbia Real Estate Equity II                   Equity                          Growth with Income               Money Market                                 Quality Plus Bond                    Small Company Growth                        Dynamics                          Financial Services
                                                    ---------------------------------------------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                      ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended         ^Nov. 18 thru      Year Ended          ^Nov. 18 thru      Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          13,391,660        11,409,827           11,612,048        14,091,636
 Units Purchased                                                  (79)                -                  708                 -                  23                 -               67,282                 -                  19                 -                   12                 -             716,503         2,069,898              328,618         2,323,790
 Units Transferred Between Sub-accounts                        (3,493)                -              (14,986)                -               2,966                 -               77,714                 -               6,443                 -                    -                 -          (4,009,192)          855,017           (3,285,037)       (3,730,125)
 Units Surrendered                                             (1,893)                -              (47,934)                -             (17,408)                -             (220,300)                -             (24,935)                -               (6,085)                -          (1,715,018)         (943,082)          (1,125,985)       (1,073,253)
 Units Transferred Due to Consolidation                        62,680                 -            1,737,467                 -             671,089                 -              829,446                 -             632,195                 -              293,108                 -           1,894,037                 -              677,750                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                           57,215                 -            1,675,255                 -             656,671                 -              754,142                 -             613,722                 -              287,035                 -          10,277,990        13,391,660            8,207,393        11,612,048
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               INVESCO - VIF                          INVESCO - VIF                         INVESCO - VIF                          Montgomery -                          ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Health Sciences                          Technology                        Telecommunications                       Emerging Markets                           Asia                                   Banks                            Basic Materials                    Bear
                                                    ------------------------------------   ------------------------------------  ------------------------------------   --------------------------------------------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 17,419,141        19,381,405           26,652,622        29,491,113          13,553,158        17,856,118           14,095,135        12,899,472                   -                 -                    -                 -                   -                 -            3,059,897                 -
 Units Purchased                                              543,010         3,114,993              558,008         3,765,519             411,066         1,521,290              407,740           836,538               8,495                 -                5,938                 -               8,325                 -              164,084           178,199
 Units Transferred Between Sub-accounts                    (4,915,845)       (3,872,295)          (6,353,434)       (4,746,368)         (3,353,700)       (4,891,395)          (2,034,522)        1,308,684           2,279,613                 -              535,426                 -             456,986                 -            1,047,717         3,035,152
 Units Surrendered                                         (1,616,914)       (1,204,962)          (2,023,734)       (1,857,642)         (1,270,427)         (932,854)          (1,549,942)         (949,559)            (41,415)                -             (185,318)                -             (52,606)                -             (499,546)         (153,454)
 Units Transferred Due to Consolidation                       995,453                 -              927,575                 -             517,965                 -            1,140,803                 -             144,924                 -              317,386                 -              41,933                 -            2,144,631                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       12,424,845        17,419,141           19,761,036        26,652,622           9,858,062        13,553,158           12,059,215        14,095,135           2,391,617                 -              673,432                 -             454,639                 -            5,916,783         3,059,897
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                               Biotechnology                              Bull                                Bull Plus                          Consumer Cyclical                   Consumer Non-Cyclical                         Energy                               Europe 30                              Financial
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        Year Ended        Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  5,093,235                 -                    -                 -           7,628,819                 -                    -                 -                   -                 -            2,299,149                 -           5,711,763         2,327,562            2,154,106                 -
 Units Purchased                                              122,262           438,847               56,258                 -             304,545           667,858                7,010                 -              19,596                 -               99,748           296,483             154,363           482,197              134,094           158,798
 Units Transferred Between Sub-accounts                    (2,554,713)        4,815,995            5,379,551                 -          (1,277,080)        8,305,636              428,447                 -             458,700                 -              (96,178)        2,178,531          (3,497,167)        3,192,410           (1,265,119)        2,142,715
 Units Surrendered                                           (282,891)         (161,607)            (222,906)                -            (969,301)       (1,344,675)             (20,451)                -             (97,576)                -             (285,616)         (175,865)           (385,514)         (290,406)            (382,761)         (147,407)
 Units Transferred Due to Consolidation                       327,748                 -            2,487,026                 -           1,691,821                 -               58,003                 -             216,183                 -              491,713                 -             918,181                 -              764,340                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        2,705,640         5,093,235            7,699,930                 -           7,378,804         7,628,819              473,010                 -             596,903                 -            2,508,817         2,299,149           2,901,626         5,711,763            1,404,659         2,154,106
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                                Healthcare                             Industrial                             Internet                                 Japan                            Mid-Cap Growth                          Mid-Cap Value                              OTC                              Pharmacueticals
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                  3,489,097                 -                    -                 -                   -                 -                    -                 -                   -                 -                    -                 -          11,681,189                 -                    -                 -
 Units Purchased                                              174,551           239,023                4,973                 -              14,849                 -               15,070                 -              49,807                 -               52,071                 -             480,802           842,812               25,361                 -
 Units Transferred Between Sub-accounts                    (2,237,472)        3,423,390              155,941                 -           3,051,118                 -              350,179                 -           1,231,299                 -            1,267,453                 -           7,897,345        11,406,396              171,012                 -
 Units Surrendered                                           (384,424)         (173,316)             (42,111)                -             (77,812)                -              (26,652)                -             (69,131)                -             (119,279)                -          (2,282,455)         (568,019)             (82,428)                -
 Units Transferred Due to Consolidation                       821,607                 -               24,002                 -             377,677                 -               85,071                 -             739,968                 -              423,029                 -           2,764,218                 -              284,103                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        1,863,359         3,489,097              142,806                 -           3,365,832                 -              423,667                 -           1,951,944                 -            1,623,274                 -          20,541,100        11,681,189              398,047                 -
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP
                                                              Precious Metals                          Real Estate                    Rising Rates Opportunity                     Semiconductor                           Short OTC                          Small-Cap Growth                       Small-Cap Value                          Technology
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru        *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended      * Jan. 22 thru
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                          -                 -            3,592,834                 -                   -                 -                    -                 -                   -                 -                    -                 -                   -                 -            2,524,295                 -
 Units Purchased                                               35,648                 -              118,320           104,086             111,667                 -               19,347                 -              14,825                 -               36,637                 -              60,496                 -               60,024           519,443
 Units Transferred Between Sub-accounts                     5,316,554                 -           (1,628,539)        3,670,794             453,334                 -              648,995                 -             793,484                 -            2,613,211                 -           3,537,124                 -            1,036,559         2,120,912
 Units Surrendered                                           (277,242)                -             (433,899)         (182,045)            (67,734)                -              (60,473)                -            (132,379)                -             (102,103)                -            (136,895)                -             (236,199)         (116,060)
 Units Transferred Due to Consolidation                       645,708                 -              348,213                 -             392,347                 -              128,675                 -             598,018                 -              559,779                 -             637,524                 -              234,742                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        5,720,667                 -            1,996,929         3,592,834             889,614                 -              736,544                 -           1,273,948                 -            3,107,525                 -           4,098,250                 -            3,619,421         2,524,295
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                               ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                         ProFunds - VP                          ProFunds - VP                   Prudential - SP Jennison                     Rydex - Nova
                                                            Telecommunications                    U.S. Government Plus                      Ultra Mid-Cap                            Ultra OTC                          Ultra Small-Cap                           Utilities                       International Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended      * Jan. 22 thru         *May 1 thru       Year Ended          *May 1 thru       Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended      * Jan. 22 thru        Year Ended       * May 1 thru          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                    583,065                 -                    -                 -                   -                 -           50,124,696        17,597,528          10,010,482         3,258,574            1,589,344                 -             273,843                 -            3,990,618        14,799,352
 Units Purchased                                               66,314            71,983              115,160                 -              33,023                 -            3,195,673         5,306,142             168,665           309,225               86,722           203,225              96,697            50,304                8,779           200,713
 Units Transferred Between Sub-accounts                     2,561,793           578,239           10,878,854                 -           2,733,495                 -           21,930,695        29,347,431          (4,210,690)        6,742,566            2,659,566         1,510,934             200,308           237,344           (1,078,990)      (10,154,425)
 Units Surrendered                                           (233,751)          (67,157)            (728,666)                -            (165,897)                -           (4,522,798)       (2,126,405)           (514,974)         (299,884)            (483,912)         (124,815)            (31,057)          (13,805)            (328,260)         (855,022)
 Units Transferred Due to Consolidation                       699,992                 -              475,984                 -             448,973                 -            2,787,067                 -             886,870                 -              262,101                 -             156,843                 -              213,596                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                        3,677,413           583,065           10,741,332                 -           3,049,594                 -           73,515,333        50,124,696           6,340,353        10,010,482            4,113,821         1,589,344             696,634           273,843            2,805,743         3,990,618
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                                Rydex - OTC                           Rydex - Ursa                     WFVT - Asset Allocation                 WFVT - Corporate Bond                 WFVT - Equity Income                    WFVT - Equity Value                      WFVT - Growth                      WFVT - International
                                                                                                                                                                                                                                                                                                                                                Equity
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended           Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding Beginning of the Period                 15,866,046        32,179,793              351,487         2,269,599          10,328,629        11,237,827            2,978,591         3,634,317           1,019,937           502,986            3,705,869         4,442,888           3,783,815         4,373,354              205,255           127,257
 Units Purchased                                               47,586           947,085                  445            23,427             184,388           586,060               39,539           105,056             183,158           226,735               83,029           204,622              19,785            31,439               46,499            54,915
 Units Transferred Between Sub-accounts                    (4,036,240)      (15,735,204)             (85,720)       (1,894,400)         (1,040,222)         (580,938)            (202,263)         (441,674)            468,797           338,967             (561,339)         (653,658)           (502,291)         (266,943)              36,348            38,958
 Units Surrendered                                         (1,211,475)       (1,525,627)             (31,532)          (47,139)         (1,133,176)         (914,320)            (364,291)         (319,108)           (219,390)          (48,752)            (349,910)         (287,983)           (361,252)         (354,035)             (27,014)          (15,875)
 Units Transferred Due to Consolidation                       406,034                 -                5,259                 -                   -                 -                    -                 -             148,232                 -              175,973                 -                   -                 -                    -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------  ------------------------------------   ------------------------------------
 Units Outstanding End of the Period                       11,071,951        15,866,046              239,938           351,487           8,339,619        10,328,629            2,451,576         2,978,591           1,600,734         1,019,937            3,053,622         3,705,869           2,940,057         3,783,815              261,088           205,255
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================
                                                    ====================================   ====================================  ====================================   ====================================  ====================================   ====================================  ====================================   ====================================

----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2002

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------

11.   CHANGES IN THE UNITS OUTSTANDING

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
                                                           WFVT - Large Company                    WFVT - Money Market                    WFVT - Small-Cap
                                                                  Growth                                                                       Growth
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                       Year Ended        Year Ended           Year Ended        Year Ended          Year Ended        Year Ended
                                                      Dec. 31, 2002     Dec. 31, 2001        Dec. 31, 2002     Dec. 31, 2001       Dec. 31, 2002     Dec. 31, 2001
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding Beginning of the Period                  1,900,437         1,563,551            5,952,104         3,440,514             900,655           902,955
 Units Purchased                                              137,150           326,722              586,570         1,352,228              48,455            72,461
 Units Transferred Between Sub-accounts                       (37,084)          123,679            3,241,835         4,104,443             (87,820)          (38,789)
 Units Surrendered                                           (254,671)         (113,514)          (4,389,067)       (2,945,081)            (83,444)          (35,972)
 Units Transferred Due to Consolidation                             -                 -                    -                 -                   -                 -
                                                    ------------------------------------   ------------------------------------  ------------------------------------
                                                    ------------------------------------   ------------------------------------  ------------------------------------
 Units Outstanding End of the Period                        1,745,833         1,900,437            5,391,441         5,952,104             777,846           900,655
                                                    ====================================   ====================================  ====================================
                                                    ====================================   ====================================  ====================================

---------------------------------------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------------------------------------------
* Date Operations Commenced
** Date Fund Merged Operations.
^ Date Fund Commenced Due to Consolidation.

VIA-G

                                                      PART C

                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the  establishment  of the  Registrant  for Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to
                  Registration Statement No. 33-87010, filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)      (a)      Form  of  revised  Principal   Underwriting  Agreement  between  American  Skandia  Life
                           Assurance  Corporation and American Skandia Marketing,  Incorporated,  formerly known as
                           Skandia  Life Equity Sales  Corporation  filed via EDGAR with  Post-Effective  Amendment
                           No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

                  (b)      Form of Revised Dealer  Agreement  filed via EDGAR with  Post-Effective  Amendment No. 7 to Registration Statement No. 33-87010, filed April 24, 1998.

         (4)      (a)      Copy of the Form of Annuity  Contract filed via EDGAR with  Pre-Effective  Amendment No.
                           1 to this Registration Statement No. 333-91633, filed April 28, 2000.

(b)      Copy of Required Minimum Distribution  Endorsement filed via EDGAR in the Initial  Registration  Statement to Registration Statement No. 333-93775, filed December 29, 1999.

(b)      Copy of percent Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to
                           Registration Statement No. 333-49478, filed March 14, 2001.

         (5)      A copy of the  application  form  used  with the  Annuity  filed  via  EDGAR  with  Pre-Effective
                  Amendment No. 1 to this Registration Statement No. 333-91633, filed April 28, 2000.

         (6)      (a)      Copy  of  the  certificate  of   incorporation   of  American   Skandia  Life  Assurance
                           Corporation  filed  via  EDGAR  with  Post-Effective  Amendment  No.  6 to  Registration
                           Statement No. 33-87010, filed March 2, 1998.

                  (b)      Copy of the By-Laws of  American  Skandia  Life  Assurance  Corporation  filed via EDGAR with  Post-Effective  Amendment  No. 6 to  Registration  Statement No.  33-87010,  filed
                           March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

                  (a)      Transamerica  Occidental Life Assurance  Company  effective May 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

                  (b)      PaineWebber  Life  Insurance  Company  effective  January 1, 1995,  filed via EDGAR with
                           Post-effective  Amendment No. 3 to Registration Statement No. 33-87010,  filed April 25,
                           1996.

                  (c)      Connecticut  General Life Insurance  Company  effective January 1, 1995, filed via EDGAR with  Post-effective  Amendment  No. 3 to  Registration  Statement No.  33-87010,  filed
                           April 25, 1996.

         (8)      Agreements between Depositor and:

(a)      American Skandia Trust filed via EDGAR with Post-Effective  Amendment No. 4 to Registration  Statement No.
                      33-87010,  filed February 25, 1997 (At such time,  what later became  American  Skandia Trust was known as the Henderson Global Asset Trust).

(b)      First Defined  Portfolio  Fund LLC filed via EDGAR with  Post-Effective  Amendment  No. 7 to  Registration
                      Statement No. 33-86866, filed April 26, 2000.

(c)      Evergreen  Variable  Annuity Trust filed via EDGAR with  Post-Effective  Amendment  No. 9 to  Registration
                      Statement No. 33-87010, filed April 26, 2000.

(d)      INVESCO  Variable  Investment  Funds,  Inc.  filed  via  EDGAR  with  Post-Effective  Amendment  No.  9 to
                      Registration Statement No. 33-87010, filed April 26, 2000.

(e)      ProFunds VP filed via EDGAR with  Post-Effective  Amendment No. 9 to Registration  Statement No. 33-87010,
                      filed April 26, 2000.

         (9)      Opinion and Consent of Counsel                                FILED HEREWITH

         (10)     Consent of Ernst & Young LLP                                  FILED HEREWITH

         (11)     Not applicable.

         (12)     Not applicable.

         (13)     Calculation of Performance  Information  for  Advertisement  of Performance  filed via EDGAR with
                  Post-effective Amendment No. 12 to Registration Statement No. 33-44436, filed April 29, 1996.

(14)     Financial Data Schedule

Item 25.  Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert W. Brinkman                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate Treasurer and
One Corporate Drive, P.O. Box 883                                      Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief Operating
One Corporate Drive, P.O. Box 883                                      Officer and Director
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President, Chief Financial
One Corporate Drive, P.O. Box 883                                      Officer, and Director
Shelton, Connecticut  06484-0883

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and General Counsel
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the
Kingdom of Sweden  ("Skandia"),  and on that date, the ultimate  parent company of American  Skandia Life Assurance
Corporation  ("American  Skandia"),  announced  that it and Skandia U.S.  Inc. had entered into a definitive  Stock
Purchase Agreement with Prudential Financial,  Inc., a New Jersey corporation ("Prudential  Financial").  Under the terms  of the  Stock  Purchase  Agreement,  Prudential  Financial  will  acquire  Skandia  U.S.  Inc.,  a  Delaware corporation,  from  Skandia.  Skandia U.S.  Inc. is the sole  shareholder  of ASI,  which is the parent  company of
American  Skandia.  Effective as of closing of the  acquisition,  American  Skandia  anticipates  the Directors and
Officers of American Skandia to be as follows:

Name and Principal Business Address                                    Position and Offices with Depositor
-----------------------------------                                    -----------------------------------

Robert Arena                                                           Vice President, Product Development
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

James J. Avery, Jr.                                                    Director
213 Washington Street
Newark, New Jersey  07102-2992

Vivian L. Banta                                                        Director
213 Washington Street
Newark, New Jersey  07102-2992

Richard J. Carbone                                                     Director
213 Washington Street
Newark, New Jersey  07102-2992

Lincoln R. Collins                                                     Vice President, Strategy
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Helen M. Galt                                                          Director
213 Washington Street
Newark, New Jersey  07102-2992

Timothy Harris                                                         Chief Legal Officer and Corporate Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Jacob Herschler                                                        Vice President, Marketing
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ronald P. Joelson                                                      Director
213 Washington Street
Newark, New Jersey  07102-2992

Daniel Kane                                                            Chief Actuary
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer and Director
213 Washington Street
Newark, New Jersey  07102-2992

Anthony Piszel                                                         Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 26. Persons  Controlled by or Under Common  Control with the Depositor or  Registrant:  The Depositor does not directly or indirectly  control any person.  The following  persons are under common  control with the Depositor by
American Skandia, Inc.:

(1)      American Skandia Life Assurance Corporation Variable Account B ("Variable Account B"):  Variable Account
         -------------------------------------------------------------------------------------
                  B was established under the laws of the State of Connecticut and is registered with the U.S.
                  Securities and Exchange Commission under the Investment Company Act of 1940 as a unit invest trust, which is a type of investment company.  Assets in Variable Account B may support obligations created in relation to the annuity contracts described in the Prospectus of this
                  Registration Statement or other annuity contracts we offer.

(2)      American Skandia Life Assurance Corporation ("ASLAC"):  The organization is a stock life insurance
         -----------------------------------------------------
                  company domiciled in Connecticut with licenses in all 50 states and the District of Columbia.
                  ASLAC is a wholly-owned subsidiary of American Skandia, Inc.

(3)      American Skandia Information Services and Technology Corporation ("ASIST"):  The organization is a
         --------------------------------------------------------------------------
                  general business corporation organized in the State of Delaware and is an affiliate of ASLAC.
                  Its primary purpose is to provide various types of business services to American Skandia, Inc.
                  and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

(4)      American Skandia Marketing, Incorporated ("ASM"):  The organization is a general business corporation
         ------------------------------------------------
                  organized in the State of Delaware and is an affiliate of ASLAC.  It was formed primarily for the purpose of acting as a broker-dealer in securities.  It acts as the principal "underwriter"
                  of annuity contracts deemed to be securities, as required by the Securities and Exchange
                  Commission, which annuity contracts are to be issued by American Skandia Life Assurance
                  Corporation.  It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities.  It also may provide such services in relation to marketing of certain retail mutual funds.  It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

(5)      American Skandia Investment Services, Incorporated ("ASISI"):  The organization is a general business
         ------------------------------------------------------------
                  corporation organized in the State of Connecticut and is an affiliate of ASLAC.  The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts.  Its primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance
                  Corporation, as well as a family of retail mutual funds, American Skandia Advisor Funds, Inc.

(6)      American Skandia Advisory Services, Incorporated ("ASASI"):  The organization is a general business
         ----------------------------------------------------------
                  corporation organized in the State of Delaware and is an affiliate of ASLAC.  ASASI's principal business is designing Asset Allocation Program products, engaging strategists to develop Asset
                  Allocation Models and selecting American Skandia Advisor Funds, Inc. portfolios or other mutual funds unaffiliated with American Skandia Life Assurance Corporation to be recommended to investors through financial professionals.  ASASI may provide services to affiliates, including, but not limited to, designing asset allocation models.

(7)      American Skandia Fund Services, Incorporated ("ASFSI"):  The organization is a general business
         ------------------------------------------------------
                  corporation organized in the State of Delaware.  The organization is a registered transfer agent for American Skandia Advisor Funds, Inc. ("ASAF") and it provides transfer agent services to ASAF.

(8)      Skandia Vida S.A. de C.V.:  This subsidiary of American Skandia Life Assurance Corporation was organized
         -------------------------
                  in March, 1995, and began operations in July, 1995.  It offers investment oriented life insurance products designed for long-term savings through independent banks and brokers in
                  Mexico.

                  Under the terms of the Stock Purchase  Agreement  referred to above in response to Item 25, on or prior to the closing of the  acquisition,  ASLAC will distribute or sell all of the capital stock of Skandia Vida S.A. de C.V. to Skandia or its affiliates.

Following  the closing of the  acquisition  referred to in Item 25,  ASLAC,  through  its parent  company  American
Skandia, Inc., will become a subsidiary of Prudential Financial, Inc., a New Jersey insurance holding company.

Item 27.  Number of Contract Owners: As of December 31, 2002, there were 517 owners of Annuities.

Item  28.  Indemnification:  Under  Section  33-320a  of the  Connecticut  General  Statutes,  the  Depositor  must indemnify a director or officer  against  judgments,  fines,  penalties,  amounts paid in settlement and reasonable expenses  including  attorneys'  fees, for actions  brought or threatened to be brought against him in his capacity as a director or officer when certain  disinterested  parties determine that he acted in good faith and in a manner he reasonably  believed to be in the best interests of the  Depositor.  In any criminal  action or  proceeding,  it also must be  determined  that the  director or officer had no reason to believe  his  conduct  was  unlawful.  The director or officer must also be  indemnified  when he is  successful  on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable  entitled to be indemnified,  and the court approves the amount.  In shareholder  derivative  suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must  determine  that he is fairly and  reasonably  entitled to be  indemnified  and must approve the amount.  In a claim based upon the  director's  or  officer's  purchase or sale  of the  Registrants'  securities,  the  director  or  officer  may  obtain  indemnification  only  if a court determines  that, in view of all the  circumstances,  he is fairly and reasonably  entitled to be  indemnified  and then for such amount as the court shall  determine.  The By-Laws of American  Skandia  Life  Assurance  Corporation
("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors  and  officers of ASLAC and ASM can also be  indemnified  pursuant to indemnity  agreements  between each director  and  officer  and  American  Skandia,  Inc.,  a  corporation  organized  under  the laws of the  state of
Delaware.  The provisions of the indemnity  agreement are governed by Section 45 of the General  Corporation Law of the State of Delaware.

The  directors  and  officers  of ASLAC and ASM are covered  under a directors  and  officers  liability  insurance policy.  Such policy will reimburse  ASLAC or ASM, as applicable,  for any payments that it shall make to directors and  officers  pursuant to law and,  subject to certain  exclusions  contained  in the  policy,  will pay any other costs,  charges and expenses,  settlements  and  judgments  arising from any  proceeding  involving any director or officer of ASLAC or ASM, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows:  Insofar as indemnification  for liabilities  arising under the Securities
Act of 1933 (the "Act") may be permitted to directors,  officers and controlling  persons of Registrant pursuant to the foregoing  provisions,  or otherwise,  Registrant  has been advised that in the opinion of the  Securities  and
Exchange  Commission  such  indemnification  is against  public policy as expressed in the Act and,  therefore,  is unenforceable.  In the event that a claim for  indemnification  against such liabilities (other than the payment by
Registrant  of  expenses  incurred  or paid by a  director,  officer or  controlling  person of  Registrant  in the successful defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling person in connection with the securities being  registered,  unless in the opinion of Registrant's  counsel the matter has been settled by controlling precedent,  Registrant will submit to a court of appropriate  jurisdiction the question whether such  indemnification  by it is against  public  policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters:

(a)      American Skandia Marketing,  Inc. ("ASM"),  a subsidiary of American Skandia,  Inc., serves as distributor and principal  underwriter for flexible premium  deferred  annuities,  single premium deferred  annuities, modified  single premium  variable life insurance  policies and flexible  premium  variable life insurance policies  issued by American  Skandia  Life  Assurance  Corporation.  ASM also serves as  distributor  and principal underwriter for American Skandia Trust and American Skandia Advisor Funds, Inc.

(b)      Directors and officers of ASM

As of the date this Post-Effective Amendment was filed, the Directors and Officers of ASM are:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Patricia J. Abram                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hollie Briggs                                                          Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                        Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl A. Cavaliere                                                      Vice President, Corporate
One Corporate Drive, P.O. Box 883                                      Treasurer and Business Controller
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                    Corporate Secretary
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

John W. Coleman                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                     Senior Vice President, Chief
One Corporate Drive, P.O. Box 883                                      Operating Officer and Director
Shelton, Connecticut  06484-0883

Timothy S. Cronin                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                         President and Chief Executive
One Corporate Drive, P.O. Box 883                                      Officer
Shelton, Connecticut  06484-0883

Lisa Foote                                                             Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                         Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                   Executive Vice President,
One Corporate Drive, P.O. Box 883                                      Chief Financial Officer, and
Shelton, Connecticut  06484-0883                                       Director

Michael A. Murray                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                    Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

David A. Pugliese                                                      Director, Head of ASM
One Corporate Drive, P.O. Box 883                                      Compliance
Shelton, Connecticut  06484-0883

Polly Rae                                                              Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                            Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Timothy D. Rogers                                                      Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Scott H. Rothstein                                                     Vice President and Deputy General
One Corporate Drive, P.O. Box 883                                      Counsel
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                     Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Charles R. Shaw                                                        Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Guy Sullivan                                                           Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                      Senior Vice President
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert G. Whitcher                                                     Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kirk P. Wickman                                                        Senior Vice President and
One Corporate Drive, P.O. Box 883                                      General Counsel
Shelton, Connecticut  06484-0883

On December 20, 2002,  Skandia  Insurance Company Ltd. (publ), an insurance company organized under the laws of the
Kingdom of Sweden ("Skandia"), and on that date, the ultimate  parent company of  American Skandia  Marketing, Inc.
("ASM"),  announced  that it and Skandia U.S.  Inc. had entered into a definitive  Stock  Purchase  Agreement  with
Prudential  Financial,  Inc.,  a New  Jersey  corporation  ("Prudential  Financial").  Under the terms of the Stock
Purchase  Agreement,  Prudential  Financial will acquire Skandia U.S. Inc., a Delaware  corporation,  from Skandia.
Skandia U.S. Inc. is the sole  shareholder of ASI,  which is the parent company of ASM.  Effective as of closing of the acquisition, ASM anticipates the Directors and Officers of ASM to be as follows:

Name and Principal Business Address                                   Position and Offices with Underwriter
-----------------------------------                                   -------------------------------------

Timothy Harris                                                         Chief Legal Officer and Secretary
213 Washington Street
Newark, New Jersey  07102-2992

Lesley Mann                                                            Chief Operating Officer
213 Washington Street
Newark, New Jersey  07102-2992

David R. Odenath, Jr.                                                  Chief Executive Officer
213 Washington Street
Newark, New Jersey  07102-2992

David A. Pugliese                                                      Chief Compliance Officer
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gene Stark                                                             Chief Financial Officer
213 Washington Street
Newark, New Jersey  07102-2992

Item 30.  Location of Accounts and Records:  Accounts and records are  maintained by ASLAC at its principal  office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a)      Registrant  hereby  undertakes  to file a  post-effective  amendment  to this  Registration  Statement  as frequently  as is necessary to ensure that the audited  financial  statements  in the  Registration  Statement  are never more than 16 months old so long as payments  under the annuity  contracts  may be accepted  and  allocated to the Sub-accounts of Separate Account B.

(b)      Registrant  hereby  undertakes to include  either (1) as part of any  enrollment  form or  application  to purchase a contract  offered  by the  prospectus,  a space that an  applicant  or  enrollee  can check to request a
Statement of Additional  Information,  or (2) a post card or similar written  communication  affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)      Registrant  hereby  undertakes  to deliver any  Statement  of  Additional  Information  and any  financial statements required to be made available under this form promptly upon written or oral request.

(d)      American Skandia Life Assurance  Corporation  ("Depositor")  hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services  rendered,  the expenses expected to be incurred,  and the risks assumed by the Depositor.  Depositor bases its  representation on its assessment of all of the facts and  circumstances,  including  such  relevant  factors  as: the  nature and extent of such  services, expenses and risks; the need for Depositor to earn a profit;  the degree to which the contracts include  innovative features;  and the regulatory  standards for exemptive  relief under the Investment  Company Act of 1940 used prior to October 1996,  including  the range of industry  practice.  This  representation  applies to all Contracts  sold pursuant  to  this  Registration  Statement,  including  those  sold on the  terms  specifically  described  in the prospectus  contained  herein,  or any variations  therein,  based on supplements,  endorsements,  or riders to any
Contracts or prospectus, or otherwise.

(e)      With  respect to the  restrictions  on  withdrawals  for Texas  Optional  Retirement  Programs and Section
403(b) plans,  we are relying upon: 1) a no-action  letter dated November 28, 1988 from the staff of the Securities and Exchange  Commission to the American  Council of Life Insurance with respect to annuities  issued under Section
403(b) of the code,  the  requirements  of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement  Program,  the requirements of which have been complied with by us.

                                                              EXHIBITS

         As  Noted in Item  24(b)  various  exhibits  are  incorporate  by  reference  or are not  applicable.  The exhibits included are as follows:

         No. 9             Opinion and Consent of Counsel                       FILED HEREWITH

         No.  10           Consent of Ernst & Young LLP                         FILED HEREWTIH

                                                        SIGNATURES

         As required by the Securities Act of 1933 and the  Investment  Company Act of 1940, the Registrant  certifies that it meets the  requirements  of Securities  Act Rule 485(b) for  effectiveness  of the  Registration  Statement and has duly caused this  Registration  Statement to be signed on its behalf,  in the Town of Shelton and State of Connecticut,  on this
28th day of April, 2003.

                              AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                                                        Registrant

                                      By: American Skandia Life Assurance Corporation

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

                                        AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                         Depositor

By:  _______________________________________                            Attest:  _________________________
/s/Kathleen A. Chapman, Corporate Secretary                                         /s/Scott K. Richardson

As required by the  Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                               (Principal Executive Officer)

          Wade A. Dokken**         President and Chief Executive Officer                  April 28, 2003
           Wade A. Dokken

                               (Principal Financial Officer and Principal Accounting Officer)

         __________________        Vice President, Corporate Treasurer                    April 28, 2003
        /s/Carl A. Cavaliere              and Business Controller

         __________________             Executive Vice President,                         April 28, 2003
       /s/Thomas M. Mazzaferro            Chief Financial Officer

                                                    (Board of Directors)

      Lincoln R. Collins*                          Thomas M. Mazzaferro*               Robert G. Whitcher***
      Lincoln R. Collins                            Thomas M. Mazzaferro                Robert G. Whitcher

                                    *By:  _____________________________
                                          /s/Kathleen A. Chapman

    *Pursuant to Powers of Attorney previously filed with Post-Effective Amendment No. 1 to Registration Statement No.
                                                        333-53596.
    **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 6 to Registration Statement No. 333-38119.
    ***Pursuant to Power of Attorney filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-68714.